As filed with the Securities and Exchange Commission on April 30, 2008.

Registration No. 33-56908

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 30

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 70

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330 Darin D. Smith, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill & Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2008 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2008

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2008. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

2

3

TABLE OF CONTENTS continued

4

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable excess interest adjustment and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, Income Select for Life Rider, and the Retirement Income Choice Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

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Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $15,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.70% if you choose the Return of Premium Death Benefit

•	1.90% if you choose the Annual Step-Up Death Benefit

•	2.35% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee rider when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Additional Death Distribution Rider (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ Rider (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.60% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Income Select For Life rider, then there is an annual rider fee during the accumulation phase of 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an additional rider fee annually during the accumulation phase, which fee is also a

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percentage of the total withdrawal base on each rider anniversary and is in addition to the rider fee for the base benefit.

If you elect the Retirement Income Choice Rider, then there is an annual rider fee during the accumulation phase of 0.60% for single life and 0.90% for joint life of the withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

•	Annual Step-Up Death Benefit

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If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Double Enhanced Death Benefit - Designated Investment Choices.”)

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution Rider” (“ADD”) and “Additional Death Distribution+ Rider” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the

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“Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Income Select for Life Rider”. If you elect the Income Select for Life Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Income Select for Life - Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice Rider.” If you elect the Retirement Income Choice Rider, you must allocate 100% of your policy value to one or more “designated investment choices.” (See “Retirement Income Choice - Designated Investment Choices.”) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

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Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix - Policy Variations for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2007, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee tables and expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge	$0 - $35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.55%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.70%
Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.65%
Annual Step-Up Death Benefit	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.35%
Optional Rider Fees:
Additional Death Distribution Rider	0.25%
Additional Death Distribution+ Rider	0.55%
Living Benefits Rider	0.60%
Income Select for Life Rider - Single Life Option:
Base Benefit	0.40%
Additional Benefits available with the Income Select for Life Rider:
Growth Benefit	0.25%
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.05%
Income Select for Life Rider - Joint Life Option:
Base Benefit	0.60%
Additional Benefits available with the Income Select for Life Rider:

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Growth Benefit	0.50%
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.60%
Retirement Income Choice Rider - Single Life Option:
Base Benefit (Current)	0.60%
Base Benefit (Maximum)	1.35%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.25%
Income Enhancement Benefit	0.15%
Current Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.00%
Maximum Total Retirement Income Choice Rider Fees (Single Life) with Highest Combination of Benefits	1.75%
Retirement Income Choice Rider - Joint Life Option:
Base Benefit (Current)	0.90%
Base Benefit (Maximum)	1.65%
Additional Benefits available with the Retirement Income Choice Rider:
Death Benefit	0.20%
Income Enhancement Benefit	0.30%
Current Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of
Benefits	1.40%
Maximum Total Retirement Income Choice Rider Fees (Joint Life) with Highest Combination of
Benefits	2.15%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.65%
Highest Gross	1.39%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2007, and the base policy with the combination of available optional features or riders with the highest fees and expenses including the Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Income Select for Life Rider with all additional benefits. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

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1 Year	$ 559
3 Years	$1697
5 Years	$2859
10 Years	$5880

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$ 559
3 Years	$1697
5 Years	$2859
10 Years	$5880

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Maximum Surrender Charge: If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses plus any optional separate account expenses, but does not include any annual optional rider fees.

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

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Additional Death Distribution Rider and Additional Death Distribution + Rider: This fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Income Select for Life Rider and Retirement Income Choice Rider - base benefit: The fee is a percentage of the withdrawal base. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Income Select for Life Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Income Select for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income Enhancement Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income Select for Life Rider base benefit fee.

Retirement Income Choice Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice Rider with one or more of the following options - Death Benefit Option, Joint Life Option, Income Enhancement Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Retirement Income Choice Rider base benefit fee.

Maximum Total Retirement Income Choice Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary the Retirement Income Choice rider fees can increase when there is an automatic step-up. This reflects the maximum fee increase resulting from an automatic step-up of the withdrawal base while the rider is in effect.

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Transamerica Freedom Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee rider, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives (at our administrative and service office) all information needed to issue the policy;

•	the Company receives (at our administrative and service office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

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Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $15,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 require prior approval by the Company for issue ages 0-80. For issue ages over 80, cumulative premium payments above $500,000 require prior approval by the Company.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

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Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Subadvised by American Century Investment Management, Inc.

Transamerica American Century Large Company Value VP – Service Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP – Service Class

Transamerica Capital Guardian U.S. Equity VP – Service Class

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Growth Stock VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

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Transamerica Templeton Global VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP –Service Class

Transamerica Value Balanced VP – Service Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP – Service Class

Transamerica Van Kampen Large Cap Core VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

AIM VARIABLE INSURANCE FUNDS

Managed by Invesco Aim Advisors, Inc.

AIM V.I. Basic Value Fund – Series II Shares

AIM V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Balanced Portfolio – Service Class 2

Fidelity – VIP Contrafund® Portfolio – Service Class 2

Fidelity – VIP Equity-Income Portfolio – Service Class 2

Fidelity – VIP Growth Portfolio – Service Class 2

Fidelity – VIP Mid Cap Portfolio – Service Class 2

Fidelity – VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Growth Portfolio – Service Shares

Janus Aspen – Worldwide Growth Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUSTSM

Managed by MFS® Investment Management

MFS New Discovery Series – Service Class

MFS Total Return Series – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs,

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financial objectives, investment goals, time horizons, and risk tolerance.

Transamerica Series Trust — formerly known as AEGON/Transamerica Series Trust.

Transamerica Series Trust — Service Class — As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccount name to include Transamerica at the beginning of the subaccount name and VP at the end of the subaccount name.

Marsico Growth — This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

Transamerica Templeton Global VP — Effective May 1, 2008, formerly known as Templeton Transamerica Global.

Invesco Aim Advisors, Inc. — Effective March 31, 2008, formerly known as AIM Advisors, Inc.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Mid Cap Value Portfolio – Service Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity – VIP Growth Opportunities Portfolio – Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP – Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios

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periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the

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same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

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Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

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We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

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Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and

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disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures will also reflect the premium enhancement, if any.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadvisor, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

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•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.55%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.75%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 2.20%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single request.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

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Additional Death Distribution Rider

If you elect the Additional Death Distribution Rider, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+ Rider

If you elect the Additional Death Distribution+ Rider, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.60% of the “principal back” total withdrawal base on each rider anniversary prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Income Select for Life Rider and Additional Options Fees

If you elect the Income Select for Life Rider, there is an annual rider fee of 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Income Select for Life rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which

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fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income Choice Rider and Additional Options Fees

If you elect the Retirement Income Choice Rider, there is an annual rider fee of 0.60% (for single life) or 0.90% (for joint life) of the withdrawal base charged on each rider anniversary prior to annuitization for the base benefit. If you elect options with the Retirement Income Choice Rider, then you will be charged a fee, for each option you elect, of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit. The additional fees are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for

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the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
JANUS ASPEN SERIES	0.25%
MFS® VARIABLE INSURANCE TRUSTSM	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

Transamerica Series Trust (“TST”): Because TST is managed by our affiliate, Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if an TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $48,618,671.86 from TAM pursuant to these arrangements. This is in addition to the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund

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portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2007, TCI received revenue sharing payments ranging from $2,500 to $49,350 (for a total of $381,768.22) from the following Fund managers and/or sub-advisers to participate in TCI’s events: ClearBridge Advisors, LLC, T. Rowe Price Associates Inc., Transamerica Investment Management, LLC, Van Kampen Asset Management, Morgan Stanley Investment Management, Inc., Janus Capital Management, LLC, Jennison Associates LLC, Pacific Investment Management Company LLC, MFS® Investment Management, American Century Investment Management, Inc., AllianceBernstein L.P., Federated Equity Management Company of Pennsylvania, Federated Investment Management Company, Fidelity Management & Research Company, ING Clarion Real Estate Securities, BlackRock Advisors LLC, BlackRock Investment Management, LLC, Invesco AIM , Inc., Columbia Management Advisors, LLC, J.P. Morgan Investment Management, Inc., OppenheimerFunds, Inc., and RidgeWorth Capital Management, Inc. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

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During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

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Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

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If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash ® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment

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option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

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When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you chose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information at our administrative and service office

•	the cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment)

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•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid

Please note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix -Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any monthly anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.

Designated Investment Choices. If you elect the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2 Fixed Account

Please note:

•	All policy value must be allocated to one or more designated investment choices.

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•	You may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.

The Double Enhanced Death Benefit is not available if a guaranteed lifetime withdrawal benefit is chosen.

Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

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Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

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•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required.

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Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b)policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

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•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is

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transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

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Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee rider, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

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In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee rider fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states.

Additional Death Distribution Rider

The optional Additional Death Distribution Rider rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution Rider is only available for issue ages through age 80.

Additional Death Distribution Rider Benefit Amount. The Additional Death Distribution Rider is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution Rider is equal to:

•	the Additional Death Distribution Rider factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution Rider rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution Rider rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution Rider is added to your policy.

The Additional Death Distribution Rider factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

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No benefit is paid under the rider unless (a)the rider is in force, (b)a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution Rider will be considered.

Please see “Appendix – Additional Death Distribution Rider — Additional Information” for an example which illustrates the Additional Death Distribution Rider payable as well as the effect of a partial surrender on the Additional Death Distribution Rider benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution Rider, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution Rider. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution Rider would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution Rider is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution Rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution Rider rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+ Rider

The optional Additional Death Distribution+ Rider rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ Rider is only available for issue ages through age 75.

Additional Death Distribution+ Rider Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

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•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ Rider if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+ Rider — Additional Information” for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ Rider benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+ Rider, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+ Rider. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death

Distribution+ Rider may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution+ Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+ Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

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•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

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Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional — You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special — You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received all necessary information and the minimum required amount. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

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•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if

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you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Percent of subsequent
premium payments
added to guaranteed
Rider Year	future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any excess interest adjustment that may be applicable.)

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In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix — Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees—on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix—Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical

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withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

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•	Withdrawals under the 5% “for life” guarantee cannot begin until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals (the amount that you request be withdrawn, plus any excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). See “Appendix -Living Benefits Rider Adjusted Partial Withdrawals,”

55

which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities — Service Class subaccount (which invests in the Transamerica U.S. Government Securities — Service Class portfolio of the Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities — Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any

56

future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Other Terms and Conditions

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•	annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you

57

lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income Select for Life Rider

You may elect to purchase the optional Income Select for Life Rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase.

The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life Rider for a qualified policy.

Income Select for Life - Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s younger spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option - Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is age 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could still withdraw up to $5,000, which is the applicable income benefit percentage 5.0% multiplied by the total withdrawal base of $100,000, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $7,000 when you are 66 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,882.35.

See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

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•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Any withdrawal in excess of the maximum annual withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount on an equal to or greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

•	Upon the death of the annuitant, the Income Select for Life Rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to excess interest adjustment

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year (after age 59) without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Amount Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant or younger of annuitant and annuitant’s spouse if joint life option is elected) is not 59 years old on the date that the rider is elected (the “rider date”) and remains zero until the first day of the calendar year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

59

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

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Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value) possibly to zero. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Income Select for Life Rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Fixed Account

Please note:

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If you elect this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first anniversary of the rider date (the “rider anniversary”), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

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We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income Select for Life - Additional Options

You may elect the following options with the Income Select for Life Rider (the options are not mutually exclusive):

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•	Growth

•	Additional Death Payment

•	Joint Life

•	Income Enhancement Benefit

There is an additional fee for each option. You can elect any combination of options.

1. Growth Option. If you elect the Income Select for Life Rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life Rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit. Please note: The greater the death benefit payable under any guaranteed minimum death benefit option you have also elected, the more likely it is that an additional death benefit will not be payable under this rider option.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Income Select for Life Rider” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

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Please note:

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The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life Rider.

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If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

•	No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit, if applicable) exceeds the minimum remaining withdrawal amount.

3. Joint Life Option. If you elect the Income Select for Life Rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

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If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code (e.g. due to a change in marital status), then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

4. Income Enhancement Option. If you elect the Income Select for Life Rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	The additional benefit provided by this option applies to both physical and cognitive ailments, like Alzheimer’s.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the 180-days (out of last 365 days) elimination period requirement.

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Income Select for Life Rider and Additional Option Fees. A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary is charged annually prior to annuitization for the base benefit. If you elect options with the Income Select for Life Rider, then, before annuitization, you will be charged annually an additional rider fee for each option you elect, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

	Single Life	Joint Life
Option	Option	Option
Growth	0.25%	0.50%
Additional Death
Payment	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note. Because the rider fee is a percentage of your total withdrawal base on each rider anniversary, the fee can be substantially more than 0.40% (single life) or 0.60% (joint life) of your policy value if that total withdrawal base is higher than your policy value.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life Rider unless:

•	the annuitant is not yet age 81 (the limit may be lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life Rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life Rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

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annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

If you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

The Income Select for Life Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income Select for Life Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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Retirement Income Choice Rider

You may elect to purchase the optional Retirement Income Choice rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income Choice rider for a qualified policy.

Retirement Income Choice – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. Under this benefit, you can withdraw up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See the “Appendix — Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option.

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You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

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We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider

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withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

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All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income Choice rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

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an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

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•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

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You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0-58	0.0%
59-69	5.0%
70-79	6.0%
≥80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

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We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

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Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

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Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Value Balanced VP – Service Class

Fidelity – VIP Balanced Portfolio – Service Class 2

Transamerica PIMCO Total Return VP – Service Class

Fixed Account

If you elect this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	No additional death benefit is payable if the base policy death benefit (including any guaranteed

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minimum death benefit) exceeds the rider death benefit. The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income Choice – Additional Options

You may elect the following options with the Retirement Income Choice rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee for each option.

1. Additional Death Payment Option. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. If you elect this rider, then you cannot also elect the Double Enhanced Death Benefit guaranteed minimum death benefit option. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income Choice” for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•	No additional death benefit is payable if the base policy death benefit (including the guaranteed

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minimum death benefit) exceeds the rider death benefit. The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income Choice rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

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If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Option. If you elect this rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the rider withdrawal amount to be withdrawn until the death of the annuitant or the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code (e.g. due to a change in marital status), then the rider will terminate and no additional withdrawals under the rider are permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Option. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility

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administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income Choice Rider and Additional Option Fees. A rider fee, 0.60% for single life or 0.90% for joint life of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elect options with the Retirement Income Choice rider, you will be charged a fee for each option you elect, that is in addition to the rider fee for the base benefit. Each additional fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%
Income Enhancement	0.15%	0.30%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.60% (single life) or 0.90% (joint life) of your policy value if that withdrawal base is higher than your policy value.

Retirement Income Choice Rider Issue Requirements

The Company will not issue the Retirement Income Choice rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income Choice rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income Choice rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

The Retirement Income Choice rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income Choice rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

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11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. If state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive (at our administrative and service office) written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void. If state law requires, we will refund your original premium payment(s).

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

72

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica

73

Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

The Separate Account

The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) TCI markets the policies through the banks and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through banks and broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums (additional amounts may be paid as overrides to wholesalers).

74

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms.

We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We and Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2007, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $12,500 to $500,000, and payments of between 0.10% and 0.25% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2007, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Centaurus Financial

Citizens Bank

Compass Bancshares

Huntington Investments

LPL Financial

M & T Bank

Merrill Lynch

75

Raymond James Financial Group

Raymond James and Associates

Smith Barney/Citigroup

Stifel Nicholas

Suntrust

UBS Paineweber Financial Services

US Bancorp

Wachovia Securities/Wachovia Bank

During 2007, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2007
Wachovia Bank/ Wachovia Securities	$1,201,395
Merrill Lynch	$819,400
Smith Barney/Citigroup	$776,202
LPL Financial	$690,374
UBS Financial	$559,021
Raymond James Financial Services	$396,697
Raymond James and Associates	$140,344
M & T Bank	$138,354
Huntington Bank	$97,938
Suntrust Bank	$95,000

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

76

APPENDIX

CONDENSED FINANCIAL INFORMATION

The total separate account annual expense of 2.35% was not offered as of December 31, 2007, therefore condensed financial data is not available that reflects that total separate account annual expenses.

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2007. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205
writing	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.109717	$1.071233	16,757
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.109717	0.000
Transamerica Asset Allocation - Conservative VP – Service Class(1)	2007	$1.028896	$1.068508	1,573,756
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.028896	2,143,204.101
Transamerica Asset Allocation - Growth VP – Service Class(1)	2007	$1.043203	$1.097527	5,036,939
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043203	1,906,930.691
Transamerica Asset Allocation - Moderate VP – Service Class(1)	2007	$1.035102	$1.091028	4,569,217
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.035102	3,190,266.680
Transamerica Asset Allocation - Moderate Growth VP – Service Class(1)	2007	$1.039992	$1.094403	5,561,162
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.039992	1,911,071.352
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.026078	$1.089131	1,063,852
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.026078	271,758.683
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.061455	$1.083638	388,234
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.061455	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.028808	$1.067974	361,445
Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.028808	107,757.815
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.026644	$1.000506	36,270
Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.026644	1,461.066
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.079069	$0.986662	50,877
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.079069	8,832.096
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.231988	$1.122061	19,938
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.231988	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.087719	$1.109967	32,453
Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.087719	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.002625	$1.091552	3,916
Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.002625	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.075152	$1.059916	27,188
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.075152	2,842.029

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.055504	$1.050501	0.000
Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.055504	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.056173	$1.124963	89,785
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.056173	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.008048	$1.184804	112,877
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.008048	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.033553	$1.100224	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.033553	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.093675	$1.102732	59,208
Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.093675	14,339.062
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.073143	$1.150766	19,118
Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.073143	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$0.943135	$1.008290	111,652
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.943135	3,149.091
Transamerica Templeton Global VP – Service Class(1)	2007	$1.071454	$1.205308	379,589
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.071454	2,852.118
Transamerica Balanced VP – Service Class(1)	2007	$1.022538	$1.134220	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.022538	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$0.988035	$1.143446	26,215
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.988035	9,247.845
Transamerica Equity VP – Service Class(2)	2007	$1.007202	$1.143504	230,523
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.007202	15,277.502
Transamerica Growth Opportunities VP – Service Class(1)	2007	$0.956050	$1.148032	27,369
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.956050	6,237.915
Transamerica Money Market VP – Service Class(1)	2007	$1.016363	$1.041763	886,750
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.016363	93,545.393
Transamerica Science & Technology VP – Service Class(3)	2007	$0.968636	$1.255675	6,579
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.968636	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.034510	$1.070646	0.000
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.034510	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.053195	$1.187790	383,655
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.053195	10,634.168
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.057444	$1.127087	31,156
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.057444	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$0.989934	$1.183888	33,207
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.989934	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.057997	$1.049205	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057997	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$0.982258	$1.073747	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.982258	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.102114	$1.130667	0.000
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.102114	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.986416	$1.096458	3,948
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.986416	0.000
Fidelity—VIP Contrafund® Portfolio – Service Class 2	2007	$1.023854	$1.175023	480,594
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.023854	10,470.704

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.098172	$1.088069	32,464
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.098172	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.007280	$1.248218	42,778
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.007280	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$0.978803	$1.104504	466,290
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.978803	12,464.735
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.057031	$1.090425	13,901
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057031	0.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.965310	18,522
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.959380	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.063477	637,124
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.045077	$1.244769	3,491
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.045077	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.103619	$1.180831	29,311
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.103619	0.000
MFS New Discovery Series – Service Class	2007	$1.003807	$1.004175	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.003807	0.000
MFS Total Return Series – Service Class	2007	$1.066387	$1.084369	31,479
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.066387	5,684.633

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.113336	$1.080043	19,516
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.113336	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.032248	$1.077281	9,911,600
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.032248	3,970,929.972
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.046608	$1.106560	4,287,596
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.046608	995,971.343
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.038479	$1.100000	32,989,879
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.038479	10,651,244.167
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.043385	$1.103389	41,359,456
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043385	15,858,883.434
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029432	$1.098098	6,501,343
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029432	924,620.432
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.064914	$1.092545	983,967
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.064914	61,452.322
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.032165	$1.076753	725,430
Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.032165	6,566.850
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.029987	$1.008726	550,237
Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.029987	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.082569	$0.994767	1,754,638
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.082569	1,203,777.073

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.235999	$1.131291	383,066
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.235999	47,044.134
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.091266	$1.119092	6,458
Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.091266	3,308.600
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.005889	$1.100528	133,380
Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.005889	25,692.508
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.078664	$1.068640	181,436
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.078664	93,244.423
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.058929	$1.059115	385,947
Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.058929	145,668.239
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.059617	$1.134210	433,370
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.059617	86,710.093
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.011337	$1.194541	368,277
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.011337	93,652.579
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.036920	$1.109256	547,342
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.036920	66,158.083
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.097238	$1.111788	341,192
Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.097238	47,887.878
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.076644	$1.160230	134,250
Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.076644	47,308.855
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$0.946210	$1.016578	217,418
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.946210	7,155.051
Transamerica Templeton Global VP – Service Class(3)	2007	$1.074942	$1.215207	112,009
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.074942	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.025873	$1.143549	306,556
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.025873	20,925.563
Transamerica Convertible Securities VP – Service Class(1)	2007	$0.991257	$1.152836	283,945
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.991257	38,696.224
Transamerica Equity VP – Service Class(1)	2007	$1.010483	$1.152912	90,426
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.010483	8,971.277
Transamerica Growth Opportunities VP – Service Class(1)	2007	$0.959175	$1.157481	38,563
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.959175	38,378.572
Transamerica Money Market VP – Service Class(1)	2007	$1.019675	$1.050319	2,769,227
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.019675	469,138.652
Transamerica Science & Technology VP – Service Class(1)	2007	$0.971784	$1.265991	35,174
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.971784	37,561.641
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037892	$1.079456	115,935
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.037892	7,992.854
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.056631	$1.197548	669,723
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.056631	137,538.568
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.060888	$1.136350	45,351
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.060888	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$0.993158	$1.193621	75,807
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.993158	5,351.076
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037892	$1.079456	0
Subaccount Inception Date November 3, 2003	2006	$1.000000	$1.037892	0.000

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.061450	$1.057839	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.061450	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$0.985459	$1.082576	48,044
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.985459	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.105703	$1.139956	384,039
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.105703	14,831.304
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.989629	$1.105472	74,297
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.989629	57,798.775
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.027191	$1.184684	1,228,446
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.027191	242,225.224
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.101740	$1.097011	232,994
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.101740	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.010566	$1.258464	82,575
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.010566	36,599.623
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$0.982004	$1.113602	637,448
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.982004	110,511.782
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.060474	$1.099391	159,725
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.060474	21,771.278
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.968475	656,829
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.962542	442,276
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.066974	303,752
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.048491	$1.255004	124,950
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.048491	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.107223	$1.190543	106,701
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.107223	1,406.919
MFS New Discovery Series – Service Class	2007	$1.007074	$1.012433	85,746
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.007074	0.000
MFS Total Return Series – Service Class	2007	$1.069851	$1.093271	194,515
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.069851	6,297.165

(1)	Transamerica Series Trust—All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccounts name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(3)	Formerly known as Templeton Transamerica Global.

The Transamerica Small/Mid Cap Value VP—Service Class, Transamerica Value Balanced VP—Service Class, Transamerica Index 50 VP—Service Class, Transamerica Index 75 VP—Service Class and Fidelity—VIP Balanced Portfolio—Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

81

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV212 101 75 1292 (Policy Form)	May 1993
V829 & S831 (replacement pages for 1.65 M&E)	January 1994
AE872 395 (endorsement)	May 1995
AV265 101 89 396 (Policy Form)	June 1996
AE900 396 (endorsement)	June 1996
AV339 101 101 497 (Policy Form)	July 1997
AE957 497 (endorsement)	July 1997
AV400 101 107 198 (Policy Form)	May 1998

82

Product Feature	AV212 101 75 1292	AV212 101 75 1292,V829 and S831	AV265 101 89 396 and AE900 396

Excess Interest Adjustment	N/A	N/A	Yes

Guaranteed Minimum Death Benefit Option(s)	Total Premiums Paid, less any partial surrenders made before death, accumulated at 5% to the date we receive due proof of death or the Policy Value on the date we receive due proof of death, which ever is greater.	Total Premiums Paid, less any partial surrenders made before death, accumulated at 5% to the date we receive due proof of death or the Policy Value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding (Option A) or Annual Step-Up (Option B). Option A is only available if Owner and Annuitant are both under age 75.

Guaranteed Period Options (available in the Fixed Account)	N/A	N/A	1, 3 and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	N/A	N/A	3%

Asset Rebalancing	N/A	N/A	Yes

Death Proceeds	Greater of 1) the Policy Value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greater of 1) the Policy Value on the date we receive due proof of death, or 2) the total premiums paid for this policy, less any partial surrenders made before death, accumulated at 5% interest per annum to the date we receive due proof of death.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing	N/A	Applicable	Applicable
Charge

Is Mortality & Expense Risk	No	No	No
Fee and Administrative
Charge different after the
Annuity Commencement
Date?

Dollar Cost Averaging Fixed	N/A	N/A	Yes
Account Option

Service Charge	$35 assessed on each Policy	$35 assessed on each Policy	$35 assessed on each Policy
	Anniversary.	Anniversary.	Anniversary; waived if Sum of Premium Payments less partial surrenders is at least $50,000 on the Policy Anniversary. Not deducted from the Fixed Account.

Nursing Care and Terminal	N/A	N/A	Yes
Condition Withdrawal
Option

Unemployment Waiver	N/A	N/A	N/A

Product Feature	AV339 101 101 497 and AE957 497	AV400 101 107 198 with AE957 497	AV400 101 107 198 with RGMI 1 798,

Excess Interest Adjustment	Yes	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	5% Annually Compounding (Option A) or Annual Step-Up (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.	5% Annually Compounding (Option A), Double Enhanced (Option B), or Return of Premium (Option C). Option A is only available if Owner and Annuitant are both under age 75. Option B is only available if Owner and Annuitant are under age 81.

83

Product Feature	AV339 101 101 497 and AE957 497	AV400 101 107 198 with AE957 497	AV400 101 107 198 with RGMI 1 798,

Guaranteed Period Options (available in the Fixed Account)	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.	1, 3, and 5 year Guaranteed Periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%	3%

Asset Rebalancing	Yes	Yes	Yes

Death Proceeds	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.	Greatest of (a) Policy Value, (b) Cash Value, and (c) Guaranteed Minimum Death Benefit.

Distribution Financing	Applicable	Applicable	Applicable
Charge

Is Mortality & Expense Risk Fee and Administrative Charge different after the Annuity Commencement Date?	No	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.	Yes 1.10% plus Administrative Charge, regardless of death benefit chosen prior to the Annuity Commencement Date.

Dollar Cost Averaging Fixed	Yes	Yes	Yes
Account Option

Service Charge

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less

partial surrenders or the

Policy Value is at least

$50,000 on the Policy

Anniversary or at the time of

Surrender. The Service

Charge is deducted pro-rata

from the Investment Choices.

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less

partial surrenders or the

Policy Value is at least

$50,000 on the Policy

Anniversary or at the time of

Surrender. The Service

Charge is deducted pro-rata

from the Investment Choices.

$35 assessed either on a

Policy Anniversary or on

Surrender; waived if sum of

Premium Payments less

partial surrenders or the

Policy Value is at least

$50,000 on the Policy

Anniversary or at the time of

Surrender. The Service

Charge is deducted pro-rata

from the Investment

Choices.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	N/A	N/A	N/A

84

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution Rider additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution Rider benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $ 25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($ 30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

85

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER - ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ Rider is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $ 95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $ 605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $ 115,000 - $ 0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $ 25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $ 145,000 - $ 25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $ 25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $ 25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $ 105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $ 31,500)	$176,500

86

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

87

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Lifetime Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

88

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$ 100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

89

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000 You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$ 100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

90

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$ 100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

91

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$ 100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

92

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

93

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - INCOME SELECT FOR LIFE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Income Select with Growth and Additional Death Payment Options):

Assumptions:

94

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Income Select for Life Rider — (Continued)

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% Withdrawal (“WD”) beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$ 100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Additional Death Payment Options):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

95

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Income Select for Life Rider - (Continued)

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$ 100,000 - $10,226.74 = $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE: For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

96

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Income Select for Life Rider — (Continued)

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Additional Death Payment Options):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$ 100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

97

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

98

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Retirement Income Choice Rider — (Continued)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount? $2,352.94 pro rata amount.

99

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Retirement Income Choice Rider — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + ..05) ^ 10 = $162,889 RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

100

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Retirement Income Choice Rider — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$ 100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

101

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Retirement Income Choice Rider — (Continued)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount? $3,693.34 pro rata amount.

102

Guaranteed Lifetime Withdrawal Benefit

Adjusted Partial Surrenders - Retirement Income Choice Rider — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

103

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2008
to the

Prospectus dated May 1, 2008

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2008

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2008

to the

Prospectus dated May 1, 2008

EXCHANGE OFFER

The Company will permit owners of certain variable annuity policies to exchange their policies at net asset value for the Transamerica Freedom Variable Annuity policy described in the prospectus (the “New Policy”). This offer applies to the exchange of the Company’s, or its affiliates’, Transamerica Access Variable Annuity, Transamerica Bounty® Variable Annuity, Transamerica Catalyst® Variable Annuity, Transamerica Classic® Variable Annuity, Transamerica EXTRA Variable Annuity, Transamerica Freedom Variable Annuity, The Peoples Benefit Marquee Variable Annuity, Dreyfus/Transamerica Triple Advantage Variable Annuity, Retirement Income Builder Variable Annuity, Retirement Income Builder II Variable Annuity, Retirement Income Builder IV, Transamerica Landmark Variable Annuity, Portfolio Select Variable Annuity and Separate Account C Variable Annuity policies issued on policy forms AV432 101 114 199, AV474 101 122 1099, 4-705 11-198, TGC-317-198, 4-703 11-197, TCG-313-197, 4-701 11-197, TCG-311-197, AV950 101 175 603, AV710 101 147 102, AV630 101 138 101, AV464 101 121 799, AV864 101 165 103, AV400 101 107 198, AV339 101 101 497, AV265 101 89 396, AV212 101 75 1292, NA104A 9/94, AV696 101 145 901, GNC-33-194, 1-502 11-194, AV288 101 95 796, AV721 101 149 1001, AV865 101 167 103, AV201 101 65 189, AV254 101 87 196, AV320 101 99 197, AV376 101 106 1197, AV432 101 114 199, AV494 101 124 100, AV620 101 137 101, AV720 101 148 102, AV288 101 95 796, AV721 101 149 1001, AV865 101 167 103 and 1-543 11-175 or state variations thereof (each an “Existing Policy” and collectively, the “Existing Policies”). In order to accept the exchange offer the Existing Policy must be out of its surrender charge period. To make the exchange, you must send the Company a completed application for the New Policy, the Existing Policy being exchanged (unless lost or destroyed), and a signed exchange offer acknowledgement form.

Exchanging your Existing Policy for the New Policy will terminate your Existing Policy and all its benefits. This means, for example, if you accept the exchange offer you will lose the Existing Policy’s death benefit which could be greater than the New Policy’s death benefit. Certain benefits and features are also not available on the New Policy nor are they currently being offered on the Existing Policies. By accepting the exchange offer you would lose these benefits and features and not be able to get them back.

There are many differences between the New Policy and the Existing Policies. For example, the fees and expenses may be different, and generally will be higher for the New Policy than for the Existing Policies. Consult your personal financial representative to discuss these differences and whether an exchange would be suitable for your financial, retirement, and insurance needs.

The Company reserves the right to suspend or terminate this exchange offer at any time.

Below is a general guide to certain features that you should review in your Existing Policy and prospectus. Do not rely solely on this guide in examining the differences between your Existing Policy and the New Policy. There may be additional differences important for you to consider prior to making an exchange. Please note, this guide does not create or modify any existing rights or benefits all of which are only established by your Existing Policy. You should review the new and existing prospectuses, as well as your Existing Policy including any riders and endorsements thereto, carefully with your personal financial representative before you submit the exchange request to the Company.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Freedom Variable Annuity dated May 1, 2008

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica Access Variable Annuity Form Nos.: AV432 101 114 199CRT; AV474 101 122 1099	Transamerica Bounty® Variable Annuity Form Nos.: 4-705 11-198; TGC-317-198	Transamerica Catalyst® Variable Annuity Form Nos.: 4-703 11-197; TCG-313-197	Transamerica Classic® Variable Annuity Form Nos.: 4-701 11-197; TCG-311-197
Annual Contract Charge	$35 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	1.30%	1.25%	1.20%	1.20%

Administrative Charge	0.15%	0.40%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class	Initial Class	Initial Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%	3%	3.5% (certain policies only); 3%	3.5%

Premium Enhancement	No	No	No	Yes	No

Standard Death Benefit	Generally, the greater of: • account value; • and return of premium value. (subject to limitations)	Generally, the greater of: • account value; • compounding value; and • anniversary value. (subject to limitations)	Account Value	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value and • anniversary value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up; Double Enhanced	Annually Compounding; Annual Step-Up	Return of Premium	Annual Step-Up	None

Optional Riders*	Living Benefits Rider; Retirement Income Choice; Income Select for Life; ADD; ADD+	Living Benefits Rider; ADD**; Guaranteed Minimum Income Benefit**	Guaranteed Minimum Income Benefit**	Living Benefits Rider	Living Benefits Rider

*	There is an additional charge for these optional features.
**	No longer available for issue.

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Transamerica EXTRA Variable Annuity Form Nos.: AV950 101 175 603; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799	Transamerica Freedom Variable Annuity Form Nos.: AV400 101 107 198; AV339 101 101 497; AV265 101 89 396; AV212 101 75 1292	The Peoples Benefit Marquee Variable Annuity Form No.: NA104A 9/94	Dreyfus/Transamerica Triple Advantage Variable Annuity Form Nos.: AV696 101 145 901; GNC-33-194; 1-502 11-194
Annual Contract Charge	$35 (waived if premiums less withdrawals >$50,000)	$40 (waived if premiums less withdrawals >$100,000)	$35 (waived if premiums less withdrawals >$50,000)	$30	$30 (certain policies); $35 (waived if premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	1.60% (certain policies only); 1.35% (1.15% after the 9th policy year)	1.25%	1.25%	1.15% (certain policies only); 1.25%

Administrative Charge	0.15%	0.40% (certain policies only); 0.15%	0.15%	0.15%	0.40% (certain policies only); 0.15%

Variable Investment Options Class	Service Class	Service Class	Initial Class	Initial Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3% (certain policies only); 1.5%	3%	4%	3.5% (certain policies only); 3%

Premium Enhancement	No	Yes	No	No	No

Standard Death Benefit	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • adjusted death benefit value. (subject to limitations)	Generally, the greater of: • account value; • return of premium value; • compounding value (certain policies only); and • anniversary value (certain policies only). (subject to limitations)

Optional Death Benefits*	Annual Step-Up; Double Enhanced	None	Annual Compounding; Annual Step-Up; Double Enhanced	None	Annual Compounding; Annual Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice; Income Select for Life; ADD; ADD+	ADD; Guaranteed Minimum Income Benefit**	None	None	Liquidity Rider; Premium Eccelerator; Additional Death Benefit; Additional Death Benefit II; Tax Relief; Guaranteed Minimum Income Benefit**

*	There is an additional charge for these optional features.
**	No longer available for issue.

	New Policy	Existing Policies
	Transamerica Freedom Variable Annuity Form Nos.: AV864 101 165 103	Retirement Income Builder Variable Annuity Form No.: AV288 101 95 796	Retirement Income Builder II Variable Annuity Form No.: AV288 101 95 796	Retirement Income Builder IV Form No.: AV721 101 149 1001; AV865 101 167 103	Transamerica Landmark Variable Annuity Form Nos.: AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Annual Contract Charge	$35 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$30 (waived if premiums less withdrawals >$50,000)	$35 (waived if premiums less withdrawals >$50,000)

Mortality and Expense Risk Charge (prior to annuitization)	1.55%	1.10%	1.10%	1.10% (certain policies only); 1.15%	1.15%

Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%

Variable Investment Options Class	Service Class	Initial Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class	Initial Class (certain policies only); Service Class

Guaranteed Minimum Annual Rate on the Fixed Account	2%	3%	3%	3% (certain policies only); 2%	4% (certain policies only); 3% (certain policies only); 2%

Premium Enhancement	No	No	No	No	No

Standard Death Benefit	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)

Optional Death Benefits*	Annual Step-Up; Double Enhanced	Annual Compounding; Annual Step-Up	Annual Compounding; Annual Step-Up	Annual Step-Up; Enhanced	Annual Step-Up; Double Enhanced

Optional Riders*	Living Benefits Rider; Retirement Income Choice; Income Select for Life; ADD; ADD+	Living Benefits Rider; 5 for Life; BEE; BEE Extra; BEE Extra II; Guaranteed Minimum Income Benefit**	Living Benefits Rider; 5 for Life; BEE; Guaranteed Minimum Income Benefit**	Living Benefits Rider; BEE; BEE Extra; BEE Extra II; Liquidity Rider; Value Rider; Guaranteed Minimum Income Benefit**	Living Benefits Rider; 5 for Life; ADD; ADD+; Liquidity Rider; Guaranteed Minimum Income Benefit**

*	There is an additional charge for these optional features.
**	No longer available for issue.

	New Policy	Existing Policies
	Transamerica Principium Form No.: AV1025 101 178 903	Portfolio Select Variable Annuity Form No.: AV288 101 95 796; AV721 101 149 1001; AV865 101 167 103	Fund C Form No.: 1-543 11-175
Annual Contract Charge	$35	$30 (waived if premiums less withdrawals >$50,000)	0.5% to 6.5%***

Mortality and Expense Risk Charge (prior to annuitization)	1.05% (0.70% + 0.35% for Access Rider)	1.10% (certain policies only); 1.15%	0.55%

Administrative Charge	0.15%	0.15%	0.00% - 2.50%

Variable Investment Options Class	Service Class	Initial Class (certain policies only); Service Class	Initial Class

Guaranteed Minimum Annual Rate on the Fixed Account	1.5%	3% (certain policies only); 2%	N/A

Premium Enhancement	No	No	No

Standard Death Benefit	Account Value	Generally, the greater of: • account value; and • return of premium value. (subject to limitations)	Accumulation Account Value

Optional Death Benefits*	Return of Premium	Annual Compounding; Annual Step-Up	N/ A

Optional Riders*	Living Benefits Rider; Retirement Income Choice; Income Select for Life; ADD; ADD +	Living Benefits Rider; 5 for Life; BEE; BEE Extra; BEE Extra II; Guaranteed Minimum Income Benefit**	N/A

*	There is an additional charge for these optional features.
**	No longer available for issue.
***	Sales load is imposed on purchases (as a percentage of each Deposit).

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA FREEDOM VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA B

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Freedom Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2008

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LEGAL MATTERS	31
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	32
OTHER INFORMATION	32
FINANCIAL STATEMENTS	32
APPENDIX A	33
CONDENSED FINANCIAL INFORMATION	33

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable excess interest adjustment and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

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Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, Income Select for Life Rider, and the Retirement Income Choice Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing

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subaccounts from the separate account, or combine subaccounts, or (5)add new underlying fund portfolios, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to
51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R = the requested partial surrender

E = the excess interest adjustment

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract	= 57,161.18 – 50,000.00 = 7,161.18
year 3
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .065
M= 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$ 50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .045
M= 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 – 320.97) = 37,482.15

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company at its administrative and service office at least thirty (30) days prior to the annuity commencement date (elections less than 30 days require prior approval). If no election is made prior to the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in

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your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any other death benefit, other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$3,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)	$22,140
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140	$52,860
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:

Reduction in guaranteed minimum death benefit	= $	22,140
Reduction in policy value	= $	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

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**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$1,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 1,000 + (15,556 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:

Reduction in guaranteed minimum death benefit	=$	15,556
Reduction in policy value	=$	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt (at our administrative and service office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is

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not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

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Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

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Hypothetical Changes in Annuity Units with Stabilized Payments*

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income

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produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover

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distributions” from Section 401(a)plans, Section 403(a)annuities, Section 403(b)tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such

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provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2008, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/ 2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

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Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net

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investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
	Assume	A = $ 11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
	Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
	Assume	D = $ 11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 2.35% on an annual basis; On a daily basis, this equals 0.000063641.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000063641 = Z = 1.01484864
(11.40)

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Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $ X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $ Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

24

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $ X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $ Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $ X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $ Y

Then, the first monthly variable annuity payment =	$X * $Y	= $ Z
1,000

25

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $ X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $ Y

Then, the number of annuity units =	$X	= Z
$ Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

26

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365 /7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Other Subaccount Yields

The Company may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the money market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI - ES)/(U - UV)) + 1)6 -1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	=	Expenses of the subaccount for the 30-day period.

U	=	The average number of units outstanding.

UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes.

27

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

28

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Division may determine the items are correct. The Company’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other

29

reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Corporation, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of banks and broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal year 2007, the amounts paid to TCI in connection with all policies sold through the separate account were $7,126,283. TCI passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

During fiscal years 2007, 2006, and 2005, the amounts paid to AFSG in connection with all policies sold through the separate account were $3,492,635, $8,942,672, and $7,737,063, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present

30

interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company relating to certain matters under the federal securities laws.

31

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Financial statements of the Transamerica Freedom Variable Annuity subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity policy owners on December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica Freedom Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

32

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The total separate account annual expense of 2.35% was not offered as of December 31, 2007, therefore condensed financial data is not available that reflects that total separate account annual expenses.

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.109717	$1.071233	16,757
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.109717	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.028896	$1.068508	1,573,756
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.028896	2,143,204.101
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.043203	$1.097527	5,036,939
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043203	1,906,930.691
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.035102	$1.091028	4,569,217
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.035102	3,190,266.680
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.039992	$1.094403	5,561,162
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.039992	1,911,071.352
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.026078	$1.089131	1,063,852
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.026078	271,758.683
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.061455	$1.083638	388,234
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.061455	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.028808	$1.067974	361,445
Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.028808	107,757.815
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.026644	$1.000506	36,270
Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.026644	1,461.066
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.079069	$0.986662	50,877
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.079069	8,832.096
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.231988	$1.122061	19,938
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.231988	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.087719	$1.109967	32,453
Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.087719	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.002625	$1.091552	3,916
Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.002625	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.075152	$1.059916	27,188
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.075152	2,842.029
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.055504	$1.050501	0.000
Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.055504	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.056173	$1.124963	89,785
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.056173	0.000
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.008048	$1.184804	112,877
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.008048	0.000
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.033553	$1.100224	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.033553	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.093675	$1.102732	59,208
Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.093675	14,339.062
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.073143	$1.150766	19,118
Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.073143	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$0.943135	$1.008290	111,652
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.943135	3,149.091
Transamerica Templeton Global VP – Service Class(1)	2007	$1.071454	$1.205308	379,589
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.071454	2,852.118
Transamerica Balanced VP – Service Class(1)	2007	$1.022538	$1.134220	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.022538	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$0.988035	$1.143446	26,215
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.988035	9,247.845
Transamerica Equity VP – Service Class(2)	2007	$1.007202	$1.143504	230,523
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.007202	15,277.502
Transamerica Growth Opportunities VP – Service Class(1)	2007	$0.956050	$1.148032	27,369
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.956050	6,237.915
Transamerica Money Market VP – Service Class(1)	2007	$1.016363	$1.041763	886,750
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.016363	93,545.393
Transamerica Science & Technology VP – Service Class(3)	2007	$0.968636	$1.255675	6,579
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.968636	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.034510	$1.070646	0.000
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.034510	0.000
Transamerica Van Kampen Active International Allocation VP – Service Class(1)	2007	$1.053195	$1.187790	383,655
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.053195	10,634.168
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.057444	$1.127087	31,156
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.057444	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$0.989934	$1.183888	33,207
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.989934	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.057997	$1.049205	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057997	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$0.982258	$1.073747	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.982258	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.102114	$1.130667	0.000
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.102114	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.986416	$1.096458	3,948
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.986416	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.023854	$1.175023	480,594
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.023854	10,470.704
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.098172	$1.088069	32,464
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.098172	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.007280	$1.248218	42,778
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.007280	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$0.978803	$1.104504	466,290
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.978803	12,464.735

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.20%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.057031	$1.090425	13,901
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.057031	0.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.965310	18,522
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.959380	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.063477	637,124
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.045077	$1.244769	3,491
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.045077	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.103619	$1.180831	29,311
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.103619	0.000
MFS New Discovery Series – Service Class	2007	$1.003807	$1.004175	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.003807	0.000
MFS Total Return Series – Service Class	2007	$1.066387	$1.084369	31,479
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.066387	5,684.633

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.662134	$1.565881	32,358
Class(1)	2006	$1.386523	$1.662134	101,446.554
Subaccount Inception Date May 1, 2001	2005	$1.363986	$1.386523	39,820.857
	2004	$1.226414	$1.363986	74,607.000
	2003	$1.000000	$1.226414	13,095.182
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.356090	$1.408993	1,435,409
Subaccount Inception Date May 1, 2002	2006	$1.269130	$1.356090	953,384.333
	2005	$1.234511	$1.269130	1,137,676.082
	2004	$1.152278	$1.234511	536581.000
	2003	$1.000000	$1.152278	179,972.944
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.712514	$1.802573	6,034,695
Subaccount Inception Date May 1, 2002	2006	$1.517400	$1.712514	6,159,837.425
	2005	$1.384807	$1.517400	4,021,906.068
	2004	$1.241984	$1.384807	3,064,722.000
	2003	$1.000000	$1.241984	1,201,091.477
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.458473	$1.538027	4,795,440
Subaccount Inception Date May 1, 2002	2006	$1.339544	$1.458473	5,131,712.692
	2005	$1.277203	$1.339544	5,115,110.568
	2004	$1.174098	$1.277203	2,730,131.000
	2003	$1.000000	$1.174098	679,194.714
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.588385	$1.672295	6,214,164
Subaccount Inception Date May 1, 2002	2006	$1.428964	$1.588385	7,677,330.281
	2005	$1.330451	$1.428964	5,310,495.972
	2004	$1.201059	$1.330451	3,097,756.000
	2003	$1.000000	$1.201059	939,048.775
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.026410	$1.090028	367,405
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.026410	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.873346	$1.913440	279,474
Subaccount Inception Date May 1, 2000	2006	$1.640798	$1.873346	253,213.360
	2005	$1.448152	$1.640798	248,333.372
	2004	$1.253702	$1.448152	78,011.000
	2003	$1.000000	$1.253702	42,002.324
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.696413	$1.761861	492,594
Subaccount Inception Date February 2, 1998	2006	$1.520008	$1.696413	533,535.772
	2005	$1.412733	$1.520008	517,582.155
	2004	$1.304853	$1.412733	323,337.000
	2003	$1.000000	$1.304853	113,904.988
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.489386	$1.452178	351,063
Subaccount Inception Date July 1, 1998	2006	$1.384713	$1.489386	339,230.518
	2005	$1.333518	$1.384713	352,081.568
	2004	$1.244151	$1.333518	204,659.000
	2003	$1.000000	$1.244151	95,240.673
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.742752	$1.594310	477,308
Subaccount Inception Date July 5, 1994	2006	$1.531894	$1.742752	456,194.379
	2005	$1.455513	$1.531894	425,719.812
	2004	$1.277541	$1.455513	452,766.000
	2003	$1.000000	$1.277541	109,808.105
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.520868	$2.297071	252,795
Subaccount Inception Date May 1, 2002	2006	$1.814388	$2.520868	294,762.732
	2005	$1.637432	$1.814388	366,181.528
	2004	$1.262459	$1.637432	266,453.000
	2003	$1.000000	$1.262459	63,434.115
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.492264	$1.523527	94,971
Subaccount Inception Date May 1, 1997	2006	$1.325861	$1.492264	358,336.370
	2005	$1.312320	$1.325861	1,372,078.604
	2004	$1.210944	$1.312320	1,113,351.000
	2003	$1.000000	$1.210944	0.000
Transamerica Jennison Growth VP– Service Class(1)	2007	$1.411887	$1.537870	15,326
Subaccount Inception Date November 20, 1996	2006	$1.419451	$1.411887	15,325.946
	2005	$1.277195	$1.419451	17,116.169
	2004	$1.198453	$1.277195	40,745.000
	2003	$1.000000	$1.198453	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.593965	$1.572158	269,248
Subaccount Inception Date May 1, 2000	2006	$1.376368	$1.593965	410,726.323
	2005	$1.354336	$1.376368	298,608.359
	2004	$1.270508	$1.354336	265,380.000
	2003	$1.000000	$1.270508	67,280.160
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.246751	$1.241463	100,723
Subaccount Inception Date June 2, 1998	2006	$1.151260	$1.246751	104,493.839
	2005	$1.158535	$1.151260	108,140.740
	2004	$1.080784	$1.158535	175,332.000
	2003	$1.000000	$1.080784	157,622.638
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.851605	$1.973156	235,626
Subaccount Inception Date May 1, 2001	2006	$1.538650	$1.851605	247,769.548
	2005	$1.398004	$1.538650	261,854.317
	2004	$1.250244	$1.398004	177,027.000
	2003	$1.000000	$1.250244	102,017.265

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.418375	$1.667893	487,629
Subaccount Inception Date October 9, 2000	2006	$1.377754	$1.418375	763,817.263
	2005	$1.300503	$1.377754	724,250.892
	2004	$1.185885	$1.300503	336,453.000
	2003	$1.000000	$1.185885	160,684.847
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.042860	$1.110668	971,175
Subaccount Inception Date May 1, 2002	2006	$1.025258	$1.042860	928,230.457
	2005	$1.026377	$1.025258	1,000,389.363
	2004	$1.006080	$1.026377	658,356.000
	2003	$1.000000	$1.006080	239,952.455
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.604826	$1.618904	519,027
Subaccount Inception Date January 20, 1995	2006	$1.380915	$1.604826	693,078.684
	2005	$1.358789	$1.380915	618,003.060
	2004	$1.211630	$1.358789	316,276.000
	2003	$1.000000	$1.211630	24,239.954
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.486621	$1.594931	467,492
Subaccount Inception Date January 5, 1995	2006	$1.342168	$1.486621	483,865.813
	2005	$1.294613	$1.342168	370,944.540
	2004	$1.207107	$1.294613	291,832.000
	2003	$1.000000	$1.207107	63,869.423
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.563893	$1.672766	178,833
Subaccount Inception Date May 1, 2000	2006	$1.545814	$1.563893	404,819.697
	2005	$1.430228	$1.545814	378,416.860
	2004	$1.326829	$1.430228	313,716.000
	2003	$1.000000	$1.326829	101,816.725
Transamerica Templeton Global VP – Service Class(3)	2007	$1.314007	$1.479924	33,188
Subaccount Inception Date October 9, 2000	2006	$1.133136	$1.314007	0.000
	2005	$1.079394	$1.133136	4,432.714
	2004	$1.201198	$1.079394	4,350.000
	2003	$1.000000	$1.201198	0.000
Transamerica Balanced VP – Service Class(1)	2007	$1.333543	$1.479924	33,188
Subaccount Inception Date May 1, 2002	2006	$1.252650	$1.333543	36,329.615
	2005	$1.187040	$1.252650	36,577.685
	2004	$1.093673	$1.187040	38,942.000
	2003	$1.000000	$1.093673	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.395882	$1.616227	78,436
Subaccount Inception Date May 1, 2002	2006	$1.288563	$1.395882	55,829.488
	2005	$1.271177	$1.288563	31,420.365
	2004	$1.149242	$1.271177	3,391.000
	2003	$1.000000	$1.149242	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.648376	$1.872364	472,810
Subaccount Inception Date May 1, 2000	2006	$1.553501	$1.648376	563,024.373
	2005	$1.364662	$1.553501	574,290.404
	2004	$1.205743	$1.364662	395,965.000
	2003	$1.000000	$1.205743	38,359.608
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.656734	$1.990409	141,999
Subaccount Inception Date May 1, 2001	2006	$1.613251	$1.656734	178,737.813
	2005	$1.421396	$1.613251	313,519.293
	2004	$1.246300	$1.421396	74,869.000
	2003	$1.000000	$1.246300	48,950.305

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Money Market VP – Service Class(1)	2007	$1.002449	$1.028011	437,888
Subaccount Inception Date July 5, 1994	2006	$0.980126	$1.002449	227,643.569
	2005	$0.975511	$0.980126	10,372.450
	2004	$0.989088	$0.975511	6,407.000
	2003	$1.000000	$0.989088	216,867.4832
Transamerica Science & Technology VP – Service Class(1)	2007	$1.346786	$1.746752	30,343
Subaccount Inception Date May 1, 2001	2006	$1.365274	$1.346786	30,421.508
	2005	$1.369105	$1.365274	36,573.403
	2004	$1.300362	$1.369105	37,401.000
	2003	$1.000000	$1.300362	3,092.232
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.006430	$1.042101	101,411
Subaccount Inception Date July 5, 1994	2006	$0.997496	$1.006430	105,351.787
	2005	$0.999084	$0.997496	145,132.240
	2004	$0.991836	$0.999084	68,802.000
	2003	$1.000000	$0.991836	26,176.409
Transamerica Van Kampen Active International Allocation VP – Service	2007	$1.987234	$2.242303	372,198
Class(1)	2006	$1.647788	$1.987234	338,096.217
Subaccount Inception Date July 5, 1994	2005	$1.481461	$1.647788	334,559.680
	2004	$1.307862	$1.481461	304,963.000
	2003	$1.000000	$1.307862	74,368.417
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.452967	$1.549416	28,231
Subaccount Inception Date July 5, 1994	2006	$1.348438	$1.452967	80,342.102
	2005	$1.262208	$1.348438	80,479.008
	2004	$1.145861	$1.262208	38,665.000
	2003	$1.000000	$1.145861	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.397529	$1.672182	38,925
Subaccount Inception Date May 1, 2001	2006	$1.302569	$1.397529	123,174.408
	2005	$1.239838	$1.302569	124,303.118
	2004	$1.184648	$1.239838	125,106.000
	2003	$1.000000	$1.184648	23,023.688
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.591252	$1.578813	56,912
Subaccount Inception Date May 1, 2002	2006	$1.439122	$1.591252	74,031.520
	2005	$1.394287	$1.439122	74,265.282
	2004	$1.285073	$1.394287	68,626.000
	2003	$1.000000	$1.285073	5,919.219
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.401590	$1.532894	0.000
Subaccount Inception Date May 1, 2002	2006	$1.349869	$1.401590	0.000
	2005	$1.269873	$1.349869	0.000
	2004	$1.219988	$1.269873	0.000
	2003	$1.000000	$1.219988	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.563517	$1.604815	268,089
Subaccount Inception Date May 1, 2001	2006	$1.365174	$1.563517	275,224.306
	2005	$1.333168	$1.365174	286,973.126
	2004	$1.224493	$1.333168	290,239.000
	2003	$1.000000	$1.224493	114,697.784
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.327845	$1.476695	170,383
Subaccount Inception Date May 1, 2001	2006	$1.365080	$1.327845	170,644.138
	2005	$1.214121	$1.365080	161,683.443
	2004	$1.144760	$1.214121	48,544.000
	2003	$1.000000	$1.144760	47,733.393

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.15%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.733058	$1.989918	742,112
Subaccount Inception Date May 1, 2000	2006	$1.588607	$1.733058	674,170.279
	2005	$1.391080	$1.588607	659,549.148
	2004	$1.233995	$1.391080	255,237.000
	2003	$1.000000	$1.233995	83,464.910
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.655258	$1.640841	86,513
Subaccount Inception Date May 1, 2000	2006	$1.409780	$1.655258	267,536.727
	2005	$1.364018	$1.409780	190,493.555
	2004	$1.252706	$1.364018	136,367.000
	2003	$1.000000	$1.252706	77,379.047
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.348661	$1.672074	80,837
Subaccount Inception Date May 1, 2001	2006	$1.292627	$1.348661	106,218.684
	2005	$1.251476	$1.292627	124,081.249
	2004	$1.239747	$1.251476	94,028.000
	2003	$1.000000	$1.239747	11,204.374
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.151737	$2.429262	750,742
Subaccount Inception Date May 1, 2000	2006	$1.955351	$2.151737	720,299.054
	2005	$1.692355	$1.955351	772,717.827
	2004	$1.386871	$1.692355	381,416.000
	2003	$1.000000	$1.386871	133,784.257
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.867997	$1.927952	419,808
Subaccount Inception Date May 1, 2002	2006	$1.644751	$1.867997	502,636.818
	2005	$1.640189	$1.644751	471,967.131
	2004	$1.471850	$1.640189	369,833.000
	2003	$1.000000	$1.471850	146,595.072
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.965627	13,239
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.959702	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.063816	0.000
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.794831	$2.138831	85,078
Subaccount Inception Date October 9, 2000	2006	$1.618038	$1.794831	85,683.518
	2005	$1.475288	$1.618038	96,297.251
	2004	$1.250953	$1.475288	92,181.000
	2003	$1.000000	$1.250953	10,363.837
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.507580	$1.613854	164,667
Subaccount Inception Date October 9, 2000	2006	$1.305700	$1.507580	164,345.091
	2005	$1.263357	$1.305700	161,063.273
	2004	$1.234690	$1.263357	161,412.000
	2003	$1.000000	$1.234690	215.949
MFS New Discovery Series – Service Class	2007	$1.498539	$1.499841	169,449
Subaccount Inception Date May 1, 2002	2006	$1.355412	$1.498539	133,019.620
	2005	$1.318163	$1.355412	139,846.163
	2004	$1.267862	$1.318163	96,913.000
	2003	$1.000000	$1.267862	50,423.630
MFS Total Return Series – Service Class	2007	$1.335553	$1.358741	204,767
Subaccount Inception Date May 1, 2002	2006	$1.222132	$1.335553	234,584.502
	2005	$1.216718	$1.222132	197,411.119
	2004	$1.119499	$1.216718	185,984.000
	2003	$1.000000	$1.119499	82,360.117

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.111885	$1.076501	13,700
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.111885	17,275.117
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.030912	$1.073776	2,084,203
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.030912	511,262.328
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.045246	$1.102931	966,514
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.045246	318,695.737
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.037121	$1.096387	6,045,536
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.037121	1,118,657.605
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.042026	$1.099775	20,513,888
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.042026	7,281,010.652
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028086	$1.094494	1,219,711
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028086	134,295.597
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.063525	$1.088974	35,915
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.063525	13,227.866
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.030821	$1.073232	180,654
Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.030821	89,747.385
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.028643	$1.005421	144,352
Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.028643	88,423.211
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.081173	$0.991520	209,481
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.081173	132,246.466
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.234393	$1.127580	18,865
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.234393	106,063.702
Transamerica JPMorgan Enhanced Index VP – Service Class	2007	$1.089839	$1.115419	0.000
Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.089839	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.004583	$1.096928	9,289
Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.004583	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.077262	$1.065145	99,442
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.077262	98,224.038
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.057560	$1.055670	0.000
Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.057560	0.000
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.058240	$1.130491	90,370
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.058240	39,497.212
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.010019	$1.190628	127,132
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.010019	59,574.309
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.035566	$1.105623	124,983
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.035566	76,442.058
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.095810	$1.108156	90,930
Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.095810	61,406.192
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.075239	$1.156414	8,747
Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.075239	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$0.944996	$1.013242	65,322
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.944996	51,584.638
Transamerica Templeton Global VP – Service Class(3)	2007	$1.073545	$1.211228	31,339
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.073545	33,725.433

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(1)	2007	$1.024544	$1.139811	111,258
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.024544	41,163.775
Transamerica Convertible Securities VP – Service Class(1)	2007	$0.989965	$1.149055	6,776
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.989965	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.009173	$1.149132	27,950
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.009173	105,090.753
Transamerica Growth Opportunities VP – Service Class(1)	2007	$0.957925	$1.153690	57,486
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.957925	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.018335	$1.046863	343,027
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.018335	116,990.871
Transamerica Science & Technology VP – Service Class(1)	2007	$0.970525	$1.261850	0.000
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.970525	0.000
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.036528	$1.075910	0.000
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.036528	0.000
Transamerica Van Kampen Active International Allocation VP – Service
Class(1)	2007	$1.055268	$1.193650	64,036
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.055268	70,359.136
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.059512	$1.132631	0.000
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.059512	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$0.991858	$1.189694	21,301
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.991858	869.928
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.036528	$1.075910	81,371
Subaccount Inception Date November 3, 2003	2006	$1.000000	$1.036528	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.060064	$1.054375	13,415
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.060064	13,771.621
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$0.984167	$1.079021	12,370
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.984167	3,817.887
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.104265	$1.136227	0.000
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.104265	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.988345	$1.101853	9,459
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.988345	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.025856	$1.180803	51,895
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.025856	18,380.628
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.100311	$1.093424	148,014
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.100311	9,529.007
Fidelity – VIP Growth Portfolio – Service Class 22	2007	$1.009247	$1.254358	60,759
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.009247	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$0.980709	$1.109935	36,006
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.980709	85,734.239
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.059093	$1.095776	138,654
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.059093	22,743.198
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.967204	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.961270	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.065568	16,656
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.047121	$1.250883	0.000
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.047121	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.105786	$1.186653	10,722
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.105786	811.404
MFS New Discovery Series – Service Class	2007	$1.005768	$1.009127	21,574
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.005768	0.000
MFS Total Return Series – Service Class	2007	$1.068454	$1.089681	76,310
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.068454	0.000

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.638910	$1.587528	150,137
Class(1)	2006	$1.397454	$1.638910	208,580.138
Subaccount Inception Date May 1, 2001	2005	$1.370715	$1.397454	150,656.612
	2004	$1.228827	$1.370715	70,697.000
	2003	$1.000000	$1.228827	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.370797	$1.428490	750,536
Subaccount Inception Date May 1, 2002	2006	$1.279140	$1.370797	795,433.702
	2005	$1.240597	$1.279140	652,930.653
	2004	$1.154543	$1.240597	837,819.000
	2003	$1.000000	$1.154543	91,792.069
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.731070	$1.827501	2,099,128
Subaccount Inception Date May 1, 2002	2006	$1.529348	$1.731070	2,797,329.801
	2005	$1.391625	$1.529348	2,600,394.875
	2004	$1.244419	$1.391625	1,797,507.000
	2003	$1.000000	$1.244419	114,594.272
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.474254	$1.559272	4,847,202
Subaccount Inception Date May 1, 2002	2006	$1.350078	$1.474254	6,181,321.693
	2005	$1.283478	$1.350078	6,524,698.939
	2004	$1.176403	$1.283478	4,739,171.000
	2003	$1.000000	$1.176403	317,015.129
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.605557	$1.695380	10,704,039
Subaccount Inception Date May 1, 2002	2006	$1.440189	$1.605557	10,992,735.381
	2005	$1.336977	$1.440189	10,034,902.509
	2004	$1.203403	$1.336977	4,343,551.000
	2003	$1.000000	$1.203403	232,944.756
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.028417	$1.095389	130,038
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.028417	93,075.935
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.893607	$1.939867	59,243
Subaccount Inception Date May 1, 2000	2006	$1.653693	$1.893607	56,904.033
	2005	$1.455261	$1.653693	52,368.991
	2004	$1.256162	$1.455261	28,995.000
	2003	$1.000000	$1.256162	26,650.249
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.714756	$1.786192	427,598
Subaccount Inception Date February 2, 1998	2006	$1.531948	$1.714756	419,225.849
	2005	$1.419659	$1.531948	345,954.362
	2004	$1.307402	$1.419659	184,341.000
	2003	$1.000000	$1.307402	43,171.337

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.505528	$1.472270	453,557
Subaccount Inception Date July 1, 1998	2006	$1.395612	$1.505528	482,364.677
	2005	$1.340079	$1.395612	400,917.252
	2004	$1.246588	$1.340079	268,609.000
	2003	$1.000000	$1.246588	122,884.303
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.761638	$1.616369	780,107
Subaccount Inception Date July 5, 1994	2006	$1.543957	$1.761638	847,189.115
	2005	$1.462674	$1.543957	904,872.651
	2004	$1.280055	$1.462674	337,885.000
	2003	$1.000000	$1.280055	125,378.186
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.548171	$2.328830	236,532
Subaccount Inception Date May 1, 2002	2006	$1.828678	$2.548171	230,073.642
	2005	$1.645498	$1.828678	206,413.470
	2004	$1.264938	$1.645498	109,597.000
	2003	$1.000000	$1.264938	37,367.829
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.508426	$1.544595	3,621
Subaccount Inception Date May 1, 1997	2006	$1.336293	$1.508426	0.000
	2005	$1.318774	$1.336293	0.000
	2004	$1.213316	$1.318774	314.000
	2003	$1.000000	$1.213316	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.427197	$1.559151	27,066
Subaccount Inception Date November 20, 1996	2006	$1.430633	$1.427197	27,563.986
	2005	$1.283494	$1.430633	24,006.880
	2004	$1.200812	$1.283494	11,056.000
	2003	$1.000000	$1.200812	8,327.698
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.611242	$1.593905	48,411
Subaccount Inception Date May 1, 2000	2006	$1.387213	$1.611242	98,177.319
	2005	$1.361003	$1.387213	64,093.796
	2004	$1.272998	$1.361003	44,627.000
	2003	$1.000000	$1.272998	13,422.446
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.260250	$1.258616	70,256
Subaccount Inception Date June 2, 1998	2006	$1.160309	$1.260250	70,870.020
	2005	$1.164230	$1.160309	99,861.865
	2004	$1.082910	$1.164230	57,283.000
	2003	$1.000000	$1.082910	258.009
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.871673	$2.000448	310,229
Subaccount Inception Date May 1, 2001	2006	$1.550773	$1.871673	316,385.235
	2005	$1.404892	$1.550773	341,070.528
	2004	$1.252702	$1.404892	121,373.000
	2003	$1.000000	$1.252702	20,524.116
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.433718	$1.690931	295,319
Subaccount Inception Date October 9, 2000	2006	$1.388585	$1.433718	457,598.459
	2005	$1.306899	$1.388585	386,523.250
	2004	$1.188215	$1.306899	45,845.000
	2003	$1.000000	$1.188215	3,654.310
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.054181	$1.126043	697,679
Subaccount Inception Date May 1, 2002	2006	$1.033347	$1.054181	760,997.455
	2005	$1.031445	$1.033347	754,727.817
	2004	$1.008067	$1.031445	493,094.000
	2003	$1.000000	$1.008067	146,973.450

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.622198	$1.641280	110,760
Subaccount Inception Date January 20, 1995	2006	$1.391775	$1.622198	238,147
	2005	$1.365469	$1.391775	191,246.778
	2004	$1.214006	$1.365469	114,649.000
	2003	$1.000000	$1.214006	0.000
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.502726	$1.616984	87,402
Subaccount Inception Date January 5, 1995	2006	$1.352737	$1.502726	78,447.104
	2005	$1.300978	$1.352737	77,742.496
	2004	$1.209480	$1.300978	67,495.000
	2003	$1.000000	$1.209480	13,845.154
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.580826	$1.695885	65,804
Subaccount Inception Date May 1, 2000	2006	$1.557972	$1.580826	103,002.948
	2005	$1.437264	$1.557972	85,387.274
	2004	$1.329429	$1.437264	63,248.000
	2003	$1.000000	$1.329429	3,031.830
Transamerica Templeton Global VP – Service Class(3)	2007	$1.324353	$1.494943	189,012
Subaccount Inception Date October 9, 2000	2006	$1.138715	$1.324353	200,512.614
	2005	$1.081523	$1.138715	144,796.803
	2004	$1.203554	$1.081523	86,454.000
	2003	$1.000000	$1.203554	21,173.319
Transamerica Balanced VP – Service Class(1)	2007	$1.347980	$1.500384	0.000
Subaccount Inception Date May 1, 2002	2006	$1.262511	$1.347980	0.000
	2005	$1.192883	$1.262511	0.000
	2004	$1.095821	$1.192883	841.000
	2003	$1.000000	$1.095821	0.000
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.410994	$1.638564	194,281
Subaccount Inception Date May 1, 2002	2006	$1.298714	$1.410994	131,920.368
	2005	$1.277435	$1.298714	127,429.404
	2004	$1.151505	$1.277435	28,209.000
	2003	$1.000000	$1.151505	0.000
Transamerica Equity VP – Service Class(1)	2007	$1.666241	$1.898270	321,611
Subaccount Inception Date May 1, 2000	2006	$1.565729	$1.666241	342,622.915
	2005	$1.371372	$1.565729	398,210.114
	2004	$1.208109	$1.371372	229,870.000
	2003	$1.000000	$1.208109	18,765.793
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.674665	$2.017902	30,470
Subaccount Inception Date May 1, 2001	2006	$1.625938	$1.674665	32,633.252
	2005	$1.428382	$1.625938	172,297.594
	2004	$1.248740	$1.428382	32,712.000
	2003	$1.000000	$1.248740	0.000
Transamerica Money Market VP – Service Class(1)	2007	$1.013334	$1.042244	181,403
Subaccount Inception Date July 5, 1994	2006	$0.987867	$1.013334	195,776.576
	2005	$0.980329	$0.987867	166,889.442
	2004	$0.991036	$0.980329	356,750.000
	2003	$1.000000	$0.991036	88,816.643
Transamerica Science & Technology VP – Service Class(1)	2007	$1.361387	$1.770918	0.000
Subaccount Inception Date May 1, 2001	2006	$1.376024	$1.361387	0.000
	2005	$1.375840	$1.376024	0.000
	2004	$1.302912	$1.375840	0.000
	2003	$1.000000	$1.302912	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.017329	$1.056501	35,048
Subaccount Inception Date July 5, 1994	2006	$1.005345	$1.017329	32,788.018
	2005	$1.004005	$1.005345	42,787.901
	2004	$0.993783	$1.004005	369,479.000
	2003	$1.000000	$0.993783	443,131.549
Transamerica Van Kampen Active International Allocation VP – Service	2007	$2.008770	$2.273309	253,268
Class(1)	2006	$1.660766	$2.008770	257,446.379
Subaccount Inception Date July 5, 1994	2005	$1.488758	$1.660766	118,880.857
	2004	$1.310431	$1.488758	95,142.000
	2003	$1.000000	$1.310431	0.000
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.468712	$1.570851	8,262
Subaccount Inception Date July 5, 1994	2006	$1.359065	$1.468712	16,397.513
	2005	$1.268429	$1.359065	14,083.969
	2004	$1.148114	$1.268429	13,061.000
	2003	$1.000000	$1.148114	19,119.399
Transamerica Van Kampen Mid-Cap Growth VP – Service Class (1)	2007	$1.412676	$1.695300	33,400
Subaccount Inception Date May 1, 2001	2006	$1.312834	$1.412676	30,138.970
	2005	$1.245948	$1.312834	24,791.226
	2004	$1.186979	$1.245948	27,341.000
	2003	$1.000000	$1.186979	0.000
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.017329	$1.056501	0
Subaccount Inception Date November 3, 2003	2006	$1.005345	$1.017329	0.00
	2005	$1.004005	$1.005345	3,676.282
	2004	$0.993783	$1.004005	0.000
	2003	$1.000000	$0.993783	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.608483	$1.600638	102,643
Subaccount Inception Date May 1, 2002	2006	$1.450459	$1.608483	106,238.928
	2005	$1.401161	$1.450459	110,422.322
	2004	$1.287590	$1.401161	66,607.000
	2003	$1.000000	$1.287590	19,839.889
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.416764	$1.554080	3,849
Subaccount Inception Date May 1, 2002	2006	$1.360493	$1.416764	3,867.887
	2005	$1.276124	$1.360493	3,890.239
	2004	$1.222384	$1.276124	6,825.000
	2003	$1.000000	$1.222384	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.580442	$1.626993	29,995
Subaccount Inception Date May 1, 2001	2006	$1.375912	$1.580442	31,538.167
	2005	$1.339719	$1.375912	33,849.928
	2004	$1.226890	$1.339719	50,850.000
	2003	$1.000000	$1.226890	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.342231	$1.497107	7,912
Subaccount Inception Date May 1, 2001	2006	$1.375827	$1.342231	12,350.799
	2005	$1.220101	$1.375827	8,714.665
	2004	$1.147011	$1.220101	8,114.000
	2003	$1.000000	$1.147011	4,850.688
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.751828	$2.017419	181,823
Subaccount Inception Date May 1, 2000	2006	$1.601104	$1.751828	190,763.830
	2005	$1.397916	$1.601104	197,242.139
	2004	$1.236415	$1.397916	180,379.000
	2003	$1.000000	$1.236415	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.85%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.673199	$1.663539	121,346
Subaccount Inception Date May 1, 2000	2006	$1.420893	$1.673199	213,825.555
	2005	$1.370739	$1.420893	82,868.718
	2004	$1.255168	$1.370739	70,041.000
	2003	$1.000000	$1.255168	21,204.194
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.363271	$1.695195	40,687
Subaccount Inception Date May 1, 2001	2006	$1.302806	$1.363271	36,573.526
	2005	$1.257634	$1.302806	42,516.277
	2004	$1.242184	$1.257634	26,990.000
	2003	$1.000000	$1.242184	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.175025	$2.462827	110,218
Subaccount Inception Date May 1, 2000	2006	$1.970736	$2.175025	124,801.500
	2005	$1.700679	$1.970736	152,563.628
	2004	$1.389595	$1.700679	129,210.000
	2003	$1.000000	$1.389595	42,306.790
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.888212	$1.954589	160,714
Subaccount Inception Date May 1, 2002	2006	$1.657680	$1.888212	166,765.801
	2005	$1.648256	$1.657680	192,080.837
	2004	$1.474735	$1.648256	123,665.000
	2003	$1.000000	$1.474735	24,005.046
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.967518	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.961589	12,774
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.065918	13,322
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.814283	$2.168407	3,195
Subaccount Inception Date October 9, 2000	2006	$1.630786	$1.814283	3,210.449
	2005	$1.482557	$1.630786	3,229.563
	2004	$1.253410	$1.482557	789.000
	2003	$1.000000	$1.253410	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.523906	$1.636153	26,946
Subaccount Inception Date October 9, 2000	2006	$1.315978	$1.523906	3,955.029
	2005	$1.269574	$1.315978	3,981.481
	2004	$1.237113	$1.269574	5,092.000
	2003	$1.000000	$1.237113	0.000
MFS New Discovery Series – Service Class	2007	$1.514812	$1.520616	36,031
Subaccount Inception Date May 1, 2002	2006	$1.366114	$1.514812	33,089.842
	2005	$1.324659	$1.366114	33,972.331
	2004	$1.270349	$1.324659	23,899.000
	2003	$1.000000	$1.270349	7,871.853
MFS Total Return Series – Service Class	2007	$1.350032	$1.377544	150,246
Subaccount Inception Date May 1, 2002	2006	$1.231764	$1.350032	156,660.163
	2005	$1.222715	$1.231764	130,400.030
	2004	$1.121697	$1.222715	125,834.000
	2003	$1.000000	$1.121697	8,915.064

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(1)	2007	$1.113336	$1.080043	19,516
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.113336	0.000
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.032248	$1.077281	9,911,600
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.032248	3,970,929.972
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.046608	$1.106560	4,287,596
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.046608	995,971.343
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.038479	$1.100000	32,989,879
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.038479	10,651,244.167
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.043385	$1.103389	41,359,456
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.043385	15,858,883.434
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029432	$1.098098	6,501,343
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029432	924,620.432
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.064914	$1.092545	983,967
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.064914	61,452.322
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.032165	$1.076753	725,430
Subaccount Inception Date February 2, 1998	2006	$1.000000	$1.032165	6,566.850
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.029987	$1.008726	550,237
Subaccount Inception Date July 1, 1998	2006	$1.000000	$1.029987	0.000
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.082569	$0.994767	1,754,638
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.082569	1,203,777.073
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$1.235999	$1.131291	383,066
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.235999	47,044.134
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.091266	$1.119092	6,458
Subaccount Inception Date May 1, 1997	2006	$1.000000	$1.091266	3,308.600
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.005889	$1.100528	133,380
Subaccount Inception Date November 20, 1996	2006	$1.000000	$1.005889	25,692.508
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.078664	$1.068640	181,436
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.078664	93,244.423
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.058929	$1.059115	385,947
Subaccount Inception Date June 2, 1998	2006	$1.000000	$1.058929	145,668.239
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.059617	$1.134210	433,370
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.059617	86,710.093
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.011337	$1.194541	368,277
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.011337	93,652.579
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.036920	$1.109256	547,342
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.036920	66,158.083
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.097238	$1.111788	341,192
Subaccount Inception Date January 20, 1995	2006	$1.000000	$1.097238	47,887.878
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.076644	$1.160230	134,250
Subaccount Inception Date January 5, 1995	2006	$1.000000	$1.076644	47,308.855
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$0.946210	$1.016578	217,418
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.946210	7,155.051
Transamerica Templeton Global VP – Service Class(3)	2007	$1.074942	$1.215207	112,009
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.074942	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Service Class(1)	2007	$1.025873	$1.143549	306,556
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.025873	20,925.563
Transamerica Convertible Securities VP – Service Class(1)	2007	$0.991257	$1.152836	283,945
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.991257	38,696.224
Transamerica Equity VP – Service Class(1)	2007	$1.010483	$1.152912	90,426
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.010483	8,971.277
Transamerica Growth Opportunities VP – Service Class(1)	2007	$0.959175	$1.157481	38,563
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.959175	38,378.572
Transamerica Money Market VP – Service Class(1)	2007	$1.019675	$1.050319	2,769,227
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.019675	469,138.652
Transamerica Science & Technology VP – Service Class(1)	2007	$0.971784	$1.265991	35,174
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.971784	37,561.641
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037892	$1.079456	115,935
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.037892	7,992.854
Transamerica Van Kampen Active International Allocation VP – Service
Class(1)	2007	$1.056631	$1.197548	669,723
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.056631	137,538.568
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.060888	$1.136350	45,351
Subaccount Inception Date July 5, 1994	2006	$1.000000	$1.060888	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$0.993158	$1.193621	75,807
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.993158	5,351.076
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.037892	$1.079456	0
Subaccount Inception Date November 3, 2003	2006	$1.000000	$1.037892	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.061450	$1.057839	0.000
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.061450	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$0.985459	$1.082576	48,044
Subaccount Inception Date May 1, 2002	2006	$1.000000	$0.985459	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.105703	$1.139956	384,039
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.105703	14,831.304
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.989629	$1.105472	74,297
Subaccount Inception Date May 1, 2001	2006	$1.000000	$0.989629	57,798.775
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.027191	$1.184684	1,228,446
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.027191	242,225.224
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.101740	$1.097011	232,994
Subaccount Inception Date May 1, 2000	2006	$1.000000	$1.101740	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.010566	$1.258464	82,575
Subaccount Inception Date May 1, 2001	2006	$1.000000	$1.010566	36,599.623
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$0.982004	$1.113602	637,448
Subaccount Inception Date May 1, 2000	2006	$1.000000	$0.982004	110,511.782
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.060474	$1.099391	159,725
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.060474	21,771.278
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.968475	656,829
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.962542	442,276

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.70%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.066974	303,752
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.048491	$1.255004	124,950
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.048491	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.107223	$1.190543	106,701
Subaccount Inception Date October 9, 2000	2006	$1.000000	$1.107223	1,406.919
MFS New Discovery Series – Service Class	2007	$1.007074	$1.012433	85,746
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.007074	0.000
MFS Total Return Series – Service Class	2007	$1.069851	$1.093271	194,515
Subaccount Inception Date May 1, 2002	2006	$1.000000	$1.069851	6,297.165

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service	2007	$1.650762	$1.602180	94,849
Class(1)	2006	$1.404790	$1.650762	366,576
Subaccount Inception Date May 1, 2001	2005	$1.375209	$1.404790	72,712.700
	2004	$1.230438	$1.375209	492,352.000
	2003	$1.000000	$1.230438	15,375.756
Transamerica Asset Allocation – Conservative VP – Service Class(1)	2007	$1.380694	$1.441652	5,058,972
Subaccount Inception Date May 1, 2002	2006	$1.285855	$1.380694	5,731,875.609
	2005	$1.244663	$1.285855	5,311,608.574
	2004	$1.156053	$1.244663	1,754,171.000
	2003	$1.000000	$1.156053	306,346.159
Transamerica Asset Allocation – Growth VP – Service Class(1)	2007	$1.743593	$1.844349	2,892,236
Subaccount Inception Date May 1, 2002	2006	$1.537391	$1.743593	3,255,748.077
	2005	$1.396201	$1.537391	2,727,896.863
	2004	$1.246057	$1.396201	1,258,003.000
	2003	$1.000000	$1.246057	96,224.296
Transamerica Asset Allocation – Moderate VP – Service Class(1)	2007	$1.484939	$1.573670	14,031,741
Subaccount Inception Date May 1, 2002	2006	$1.357190	$1.484939	18,165,656.265
	2005	$1.287710	$1.357190	15,833,341.165
	2004	$1.177954	$1.287710	6,397,712.000
	2003	$1.000000	$1.177954	656,616.562
Transamerica Asset Allocation – Moderate Growth VP – Service Class(1)	2007	$1.617168	$1.711018	13,361,405
Subaccount Inception Date May 1, 2002	2006	$1.447775	$1.617168	16,878,947.181
	2005	$1.341392	$1.447775	12,973,204.806
	2004	$1.204992	$1.341392	3,814,143.000
	2003	$1.000000	$1.204992	489,410.694
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.029756	$1.098976	979,785
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.029756	143,012.386
Transamerica BlackRock Large Cap Value VP – Service Class(1)	2007	$1.907300	$1.957760	118,717
Subaccount Inception Date May 1, 2000	2006	$1.662395	$1.907300	52,359.747
	2005	$1.460054	$1.662395	68,107.397
	2004	$1.257816	$1.460054	28,868.000
	2003	$1.000000	$1.257816	0.000
Transamerica Capital Guardian Global VP – Service Class(1)	2007	$1.727181	$1.802687	229,405
Subaccount Inception Date February 2, 1998	2006	$1.540029	$1.727181	251,173.942
	2005	$1.424351	$1.540029	532,319.084
	2004	$1.309127	$1.424351	483,782.000
	2003	$1.000000	$1.309127	13,851.019

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Service Class(1)	2007	$1.516425	$1.485847	188,033
Subaccount Inception Date July 1, 1998	2006	$1.402958	$1.516425	197,061.087
	2005	$1.344493	$1.402958	211,238.954
	2004	$1.248225	$1.344493	166,459.000
	2003	$1.000000	$1.248225	58,517.549
Transamerica Capital Guardian Value VP – Service Class(1)	2007	$1.774376	$1.631263	401,118
Subaccount Inception Date July 5, 1994	2006	$1.552072	$1.774376	462,291.693
	2005	$1.467484	$1.552072	766,670.052
	2004	$1.281735	$1.467484	637,576.000
	2003	$1.000000	$1.281735	70,035.093
Transamerica Clarion Global Real Estate Securities VP – Service Class(1)	2007	$2.566554	$2.350276	332,653
Subaccount Inception Date May 1, 2002	2006	$1.838266	$2.566554	293,705.346
	2005	$1.650890	$1.838266	100,705.441
	2004	$1.266597	$1.650890	180,655.000
	2003	$1.000000	$1.266597	38,980.275
Transamerica JPMorgan Enhanced Index VP – Service Class(1)	2007	$1.519307	$1.558815	63,330
Subaccount Inception Date May 1, 1997	2006	$1.343303	$1.519307	86,719.751
	2005	$1.323097	$1.343303	52,059.243
	2004	$1.214901	$1.323097	23,032.000
	2003	$1.000000	$1.214901	0.000
Transamerica Jennison Growth VP – Service Class(1)	2007	$1.437497	$1.573519	0.000
Subaccount Inception Date November 20, 1996	2006	$1.438145	$1.437497	2,898.638
	2005	$1.287705	$1.438145	3,048.797
	2004	$1.202386	$1.287705	415,456.000
	2003	$1.000000	$1.202386	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class(1)	2007	$1.622880	$1.608596	78,342
Subaccount Inception Date May 1, 2000	2006	$1.394493	$1.622880	199,631.372
	2005	$1.365470	$1.394493	143,205.778
	2004	$1.274668	$1.365470	209,317.000
	2003	$1.000000	$1.274668	20,127.313
Transamerica MFS High Yield VP – Service Class(1)	2007	$1.269362	$1.270217	153,336
Subaccount Inception Date June 2, 1998	2006	$1.166419	$1.269362	180,911.718
	2005	$1.168067	$1.166419	192,415.190
	2004	$1.084337	$1.168067	343,085.000
	2003	$1.000000	$1.084337	155,172.512
Transamerica MFS International Equity VP – Service Class(1)	2007	$1.885226	$2.018919	206,065
Subaccount Inception Date May 1, 2001	2006	$1.558941	$1.885226	286,232.694
	2005	$1.409527	$1.558941	277,604.699
	2004	$1.254357	$1.409527	238,529.000
	2003	$1.000000	$1.254357	56,673.320
Transamerica Marsico Growth VP – Service Class(1)(2)	2007	$1.444093	$1.706528	127,350
Subaccount Inception Date October 9, 2000	2006	$1.395883	$1.444093	144,173.365
	2005	$1.311195	$1.395883	129,789.295
	2004	$1.189769	$1.311195	262,709.000
	2003	$1.000000	$1.189769	26,716.699
Transamerica PIMCO Total Return VP – Service Class(1)	2007	$1.061801	$1.136434	510,606
Subaccount Inception Date May 1, 2002	2006	$1.038779	$1.061801	448,615.800
	2005	$1.034840	$1.038779	401,940.145
	2004	$1.009392	$1.034840	380,776.000
	2003	$1.000000	$1.009392	183,885.849

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Equity Income VP – Service Class(1)	2007	$1.633929	$1.656419	293,483
Subaccount Inception Date January 20, 1995	2006	$1.399089	$1.633929	411,937.737
	2005	$1.369959	$1.399089	184,269.716
	2004	$1.215594	$1.369959	52,422.000
	2003	$1.000000	$1.215594	18,296.861
Transamerica T. Rowe Price Growth Stock VP – Service Class(1)	2007	$1.513603	$1.631906	169,773
Subaccount Inception Date January 5, 1995	2006	$1.359854	$1.513603	151,233.165
	2005	$1.305262	$1.359854	196,567.508
	2004	$1.211056	$1.305262	52,944.000
	2003	$1.000000	$1.211056	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class(1)	2007	$1.592266	$1.711527	277,165
Subaccount Inception Date May 1, 2000	2006	$1.566167	$1.592266	303,947.797
	2005	$1.441997	$1.566167	234,156.332
	2004	$1.331180	$1.441997	207,470.000
	2003	$1.000000	$1.331180	38,917.197
Transamerica Templeton Global VP – Service Class(3)	2007	$1.331314	$1.505764	122,616
Subaccount Inception Date October 9, 2000	2006	$1.142459	$1.331314	115,352.864
	2005	$1.082954	$1.142459	282,204.550
	2004	$1.205139	$1.082954	56,317.000
	2003	$1.000000	$1.205139	934.640
Transamerica Balanced VP – Service Class(1)	2007	$1.357724	$1.514207	46,649
Subaccount Inception Date May 1, 2002	2006	$1.269134	$1.357724	31,059.632
	2005	$1.196794	$1.269134	22,174.430
	2004	$1.097257	$1.196794	20,339.000
	2003	$1.000000	$1.097257	23,100.100
Transamerica Convertible Securities VP – Service Class(1)	2007	$1.421220	$1.653702	1,414,118
Subaccount Inception Date May 1, 2002	2006	$1.305556	$1.421220	1430856.650
	2005	$1.281643	$1.305556	1,360,457.255
	2004	$1.153019	$1.281643	640,111.000
	2003	$1.000000	$1.153019	18,759.819
Transamerica Equity VP – Service Class(1)	2007	$1.678298	$1.915788	273,483
Subaccount Inception Date May 1, 2000	2006	$1.573974	$1.678298	349,258.818
	2005	$1.375901	$1.573974	648,105.161
	2004	$1.209695	$1.375901	626,065.000
	2003	$1.000000	$1.209695	104,864.450
Transamerica Growth Opportunities VP – Service Class(1)	2007	$1.686766	$2.036509	150,043
Subaccount Inception Date May 1, 2001	2006	$1.634483	$1.686766	161,632.736
	2005	$1.433086	$1.634483	610,130.495
	2004	$1.250384	$1.433086	105,738.000
	2003	$1.000000	$1.250384	5,210.598
Transamerica Money Market VP – Service Class(1)	2007	$1.020645	$1.051848	2,581,106
Subaccount Inception Date July 5, 1994	2006	$0.993042	$1.020645	3096193.112
	2005	$0.983543	$0.993042	1,646,772.784
	2004	$0.992339	$0.983543	1,100,594.000
	2003	$1.000000	$0.992339	333,610.609
Transamerica Science & Technology VP – Service Class(1)	2007	$1.371232	$1.787241	247,052
Subaccount Inception Date May 1, 2001	2006	$1.383253	$1.371232	33,552.308
	2005	$1.380367	$1.383253	62,849.089
	2004	$1.304621	$1.380367	56,860.000
	2003	$1.000000	$1.304621	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.024700	$1.066255	361,406
Subaccount Inception Date July 5, 1994	2006	$1.010644	$1.024700	262,049.585
	2005	$1.007306	$1.010644	292,876.039
	2004	$0.995091	$1.007306	151,064.000
	2003	$1.000000	$0.995091	225,309.984
Transamerica Van Kampen Active International Allocation VP – Service	2007	$2.023287	$2.294266	350,688
Class(1)	2006	$1.669500	$2.023287	378,566.686
Subaccount Inception Date July 5, 1994	2005	$1.493653	$1.669500	208,736.545
	2004	$1.312150	$1.493653	285,890.000
	2003	$1.000000	$1.312150	18,343.025
Transamerica Van Kampen Large Cap Core VP – Service Class(1)	2007	$1.479328	$1.585327	35,284
Subaccount Inception Date July 5, 1994	2006	$1.366206	$1.479328	71,609.191
	2005	$1.272601	$1.366206	121,512.649
	2004	$1.149629	$1.272601	99,596.000
	2003	$1.000000	$1.149629	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class(1)	2007	$1.422904	$1.710951	59,140
Subaccount Inception Date May 1, 2001	2006	$1.319748	$1.422904	81,154.272
	2005	$1.250057	$1.319748	68,240.988
	2004	$1.188546	$1.250057	43,349.000
	2003	$1.000000	$1.188546	4,750.474
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.024700	$1.066255	44,135
Subaccount Inception Date November 3, 2003	2006	$1.010644	$1.024700	0.000
	2005	$1.007306	$1.010644	0.000
	2004	$0.995091	$1.007306	30,609.000
	2003	$1.000000	$0.995091	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.247452	$1.243830	686,147
Subaccount Inception Date May 1, 2002	2006	$1.122690	$1.247452	992,629.057
	2005	$1.082408	$1.122690	1,166,614.220
	2004	$0.992723	$1.082408	1,231,735.000
	2003	$0.757050	$0.992723	1,254,260.8415
	2002	$1.000000	$0.757050	1,003,800.155
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.173854	$1.290182	119,435
Subaccount Inception Date May 1, 2002	2006	$1.125019	$1.173854	184,472.830
	2005	$1.053179	$1.125019	130,776.757
	2004	$1.006847	$1.053179	166,844.000
	2003	$0.792246	$1.006847	195,885.874
	2002	$1.000000	$0.792246	93,051.475
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.191237	$1.228748	1,492,819
Subaccount Inception Date May 1, 2001	2006	$1.035043	$1.191237	2,165,164.853
	2005	$1.005840	$1.035043	2,710,964.858
	2004	$0.919316	$1.005840	2,861,924.000
	2003	$0.706941	$0.919316	3,274,904.979
	2002	$0.924456	$0.706941	3,412,179.268
	2001	$1.000000	$0.924456	2,100,221.216
AllianceBernstein Large Cap Growth Portfolio – Class B(1)	2007	$0.829949	$0.927557	462,152
Subaccount Inception Date May 1, 2001	2006	$0.849042	$0.829949	858,080.426
	2005	$0.751468	$0.849042	896,236.648
	2004	$0.705069	$0.751468	935,900.000
	2003	$0.580946	$0.705069	956,802.626
	2002	$0.853898	$0.580946	977,257.596
	2001	$1.000000	$0.853898	502,759,851

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Contrafund® Portfolio – Service Class 22	2007	$1.267582	$1.462643	9,394,980
Subaccount Inception Date May 1, 2000	2006	$1.156256	$1.267582	12,332,579.646
	2005	$1.007547	$1.156256	12,946,092.441
	2004	$0.889389	$1.007547	11,185,879.000
	2003	$0.705209	$0.889389	11,043,294.566
	2002	$0.793026	$0.705209	8,369,366.786
	2001	$0.921032	$0.793026	3,181,951.082
	2000	$1.000000	$0.921032	905,751.342
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.410854	$1.405491	2,519,118
Subaccount Inception Date May 1, 2000	2006	$1.195759	$1.410854	3,687,744.038
	2005	$1.151310	$1.195759	3,840,173.981
	2004	$1.052163	$1.151310	4,404,731.000
	2003	$0.822512	$1.052163	4,183,621.596
	2002	$1.009197	$0.822512	3,647,123.191
	2001	$1.082527	$1.009197	1,646,698.434
	2000	$1.000000	$1.082527	248,503.974
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.855221	$1.065547	1,032,877
Subaccount Inception Date May 1, 2001	2006	$0.815687	$0.855221	1,721,144.115
	2005	$0.785870	$0.815687	2,404,844.956
	2004	$0.774687	$0.785870	4,355,705.000
	2003	$0.594116	$0.774687	4,619,609.096
	2002	$0.866432	$0.594116	4,275,755.599
	2001	$1.000000	$0.866432	447,911.910
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.807604	$0.976401	118,706
Subaccount Inception Date May 1, 2000	2006	$0.780921	$0.807604	139,315.397
	2005	$0.730396	$0.780921	159,951.180
	2004	$0.394612	$0.730396	229,436.000
	2003	$0.545616	$0.394612	305,580.826
	2002	$0.711125	$0.545616	405,195.634
	2001	$0.846932	$0.711125	471,916.204
	2000	$1.000000	$0.846932	315,088.251
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.001900	$2.271284	6,859,195
Subaccount Inception Date May 1, 2000	2006	$1.810309	$2.001900	9,519,029.718
	2005	$1.559181	$1.810309	10,808,650.447
	2004	$1.271464	$1.559181	11,302,961.000
	2003	$0.934838	$1.271464	11,797,256.740
	2002	$1.056151	$0.934838	11,119,727.497
	2001	$1.112803	$1.056151	3,679,109.250
	2000	$1.000000	$1.112803	2,963,799.310
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.490367	$1.545817	3,606,596
Subaccount Inception Date May 1, 2002	2006	$1.305847	$1.490367	4,766,795.720
	2005	$1.295883	$1.305847	5,239,413.070
	2004	$1.157177	$1.295883	5,572,327.000
	2003	$0.747462	$1.157177	5,139,439.175
	2002	$1.000000	$0.747462	2,909,201.745
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.968794	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.962851	516,973
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.067319	581,359

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.598622	$0.716875	1,057,678
Subaccount Inception Date October 9, 2000	2006	$0.537021	$0.598622	1,022,825.324
	2005	$0.487253	$0.537021	1,306,600.409
	2004	$0.411128	$0.487253	1,950,768.000
	2003	$0.310104	$0.411128	2,333,284.441
	2002	$0.438542	$0.310104	2,981,371.124
	2001	$0.738029	$0.438542	1,103,411.436
	2000	$1.000000	$0.738029	181,211,158
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.336873	$1.409366	156,402
Subaccount Inception Date October 9, 2000	2006	$1.180964	$1.336873	170,687.250
	2005	$1.091239	$1.180964	229,998.743
	2004	$0.941673	$1.091239	260,937.000
	2003	$0.677839	$0.941673	290,793.061
	2002	$0.899778	$0.677839	512,467.432
	2001	$0.998370	$0.899778	332,829.788
	2000	$1.000000	$0.998370	52,152.849
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.744204	$0.800602	2,017,402
Subaccount Inception Date October 9, 2000	2006	$0.641412	$0.744204	1,816,322.478
	2005	$0.617582	$0.641412	1,998,931.934
	2004	$0.600609	$0.617582	2,197,986.000
	2003	$0.493626	$0.600609	5,422,331.886
	2002	$0.675409	$0.493626	6,042,239.890
	2001	$0.887322	$0.675409	1,130,009.520
	2000	$1.000000	$0.887322	199,940.653
MFS New Discovery Series – Service Class	2007	$1.174786	$1.181624	227,942
Subaccount Inception Date May 1, 2002	2006	$1.057395	$1.174786	252,125.681
	2005	$1.023299	$1.057395	223,744.655
	2004	$0.979415	$1.023299	507,516.000
	2003	$0.746131	$0.979415	252,905.234
	2002	$1.000000	$0.746131	88,053.024
MFS Total Return Series – Service Class	2007	$1.266326	$1.294686	5,935,898
Subaccount Inception Date May 1, 2002	2006	$1.153125	$1.266326	6,174,817.817
	2005	$1.142421	$1.153125	7,487,429.299
	2004	$1.045974	$1.142421	7,769,161.000
	2003	$0.916538	$1.045974	5,455,329.528
	2002	$1.000000	$0.916538	2,852,668.086
Transamerica American Century Large Company Value VP – Initial Class	2007	$1.273696	$1.238951	889,328
Subaccount Inception Date May 1, 2001	2006	$1.081751	$1.273696	1,106,478.890
	2005	$1.055783	$1.081751	1,090,119.813
	2004	$0.942167	$1.055783	1,252,503.000
	2003	$0.743618	$0.942167	1,279,179.374
	2002	$0.937662	$0.743618	1,065,886.181
	2001	$1.000000	$0.937662	298,410.283
Transamerica Asset Allocation – Conservative VP – Initial Class	2007	$1.302195	$1.362730	4,559,402
Subaccount Inception Date May 1, 2002	2006	$1.209388	$1.302195	3,950,262.173
	2005	$1.168714	$1.209388	5,139,406.237
	2004	$1.082863	$1.168714	6,043,256.000
	2003	$0.895514	$1.082863	3,745,811.278
	2002	$1.000000	$0.895514	2,904,735.182

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Initial Class	2007	$1.459780	$1.547312	8,836,631
Subaccount Inception Date May 1, 2002	2006	$1.283364	$1.459780	9,538,311.474
	2005	$1.162218	$1.283364	9,927,114.009
	2004	$1.034667	$1.162218	8,831,520.000
	2003	$0.804077	$1.034667	6,541,474.200
	2002	$1.000000	$0.804077	2,859,222.516
Transamerica Asset Allocation – Moderate VP – Initial Class	2007	$1.353130	$1.436940	12,903,498
Subaccount Inception Date May 1, 2002	2006	$1.233773	$1.353130	16,280,085.326
	2005	$1.167191	$1.233773	18,384,505.055
	2004	$1.065126	$1.167191	14,608,196.000
	2003	$0.867070	$1.065126	12,643,724.058
	2002	$1.000000	$0.867070	4,179,411.611
Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2007	$1.418967	$1.504829	20,753,111
Subaccount Inception Date May 1, 2002	2006	$1.267027	$1.418967	21,875,335.171
	2005	$1.171748	$1.267027	21,767,725.511
	2004	$1.049045	$1.171748	16,971,950.000
	2003	$0.838523	$1.049045	18,238,722.797
	2002	$1.000000	$0.838523	5,874,308.062
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.717060	$1.767369	1,723,077
Subaccount Inception Date May 1, 2000	2006	$1.492715	$1.717060	2,315,953.929
	2005	$1.308666	$1.492715	2,131,536.600
	2004	$1.124147	$1.308666	1,798,706.000
	2003	$0.880466	$1.124147	2,349,670.149
	2002	$1.043264	$0.880466	2,185,519.794
	2001	$1.080110	$1.043264	1,443,863.482
	2000	$1.000000	$1.080110	319,356.559
Transamerica Capital Guardian Global VP – Initial Class	2007	$1.597410	$1.670426	9,654,107
Subaccount Inception Date February 2, 1998	2006	$1.420312	$1.597410	12,213,071.802
	2005	$1.310323	$1.420312	13,342,424.297
	2004	$1.201309	$1.310323	14,697,176.000
	2003	$0.887396	$1.201309	14,381,458.752
	2002	$1.120829	$0.887396	12,827,550.222
	2001	$1.271142	$1.120829	7,844,779.954
	2000	$1.527569	$1.271142	10,242,300.583
	1999	$1.050254	$1.527569	7,900,925.826
	1998	$1.000000	$1.050254	7,586,217.992
Transamerica Capital Guardian U.S. Equity VP – Initial Class	2007	$1.032648	$1.014231	9,186,019
Subaccount Inception Date July 1, 1998	2006	$0.953298	$1.032648	10,986,185.798
	2005	$0.911496	$0.953298	10,648,474.556
	2004	$0.844120	$0.911496	10,533,759.000
	2003	$0.628598	$0.844120	11,014,322.164
	2002	$0.838539	$0.628598	9,948,383.744
	2001	$0.882315	$0.838539	7,874,225.080
	2000	$0.961124	$0.882315	7,435,287.423
	1999	$1.207780	$0.961124	3,743,680.000
	1998	$1.000000	$1.120778	3,672,232.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Initial Class	2007	$3.164253	$2.917009	4,690,755
Subaccount Inception Date July 5, 1994	2006	$2.760856	$3.164253	7,427,865.519
	2005	$2.605414	$2.760856	10,188,234.519
	2004	$2.269422	$2.605414	11,480,006.000
	2003	$1.714108	$2.269422	12,575,020.284
	2002	$2.197209	$1.714108	12,431,401.401
	2001	$2.094635	$2.197209	11,171,094.554
	2000	$2.016675	$2.094635	11,337,843.201
	1999	$2.114561	$2.016675	13,878,688.966
	1998	$1.998321	$2.114561	16.532,987.864
Transamerica Clarion Global Real Estate Securities VP – Initial Class	2007	$2.532504	$2.324131	951,110
Subaccount Inception Date May 1, 2002	2006	$1.809299	$2.532504	1,559,705.399
	2005	$1.620689	$1.809299	1,289,401.303
	2004	$1.240013	$1.620689	1,511,075.000
	2003	$0.928601	$1.240013	1,117,207.638
	2002	$1.000000	$0.928601	529,237.820
Transamerica JPMorgan Enhanced Index VP – Initial Class	2007	$1.644580	$1.691147	4,193,056
Subaccount Inception Date May 1, 1997	2006	$1.449676	$1.644580	5,851,623.813
	2005	$1.424267	$1.449676	7,480,482.507
	2004	$1.304133	$1.424267	9,880,898.000
	2003	$1.028077	$1.304133	11,186,909.259
	2002	$1.385872	$1.028077	11,893,663.375
	2001	$1.600648	$1.385872	14,139,200.302
	2000	$1.826512	$1.600648	17,387,971.033
	1999	$1.571311	$1.826512	18,365,179.331
	1998	$1.215643	$1.571311	9,104,248.582
Transamerica Jennison Growth VP – Initial Class	2007	$0.892571	$0.979098	1,547,113
Subaccount Inception Date November 20, 1996	2006	$0.889798	$0.892571	2,137,833.553
	2005	$0.794843	$0.889798	2,675,778.473
	2004	$0.740408	$0.794843	3,298,786.000
	2003	$0.584450	$0.740408	3,888,476.521
	2002	$0.857823	$0.584450	3,985,892.254
	2001	$1.070626	$0.857823	4,155,595.072
	2000	$1.230758	$1.070626	4,248,922.404
	1999	$1.193867	$1.230758	4,953,615.990
	1998	$1.153823	$1.193867	5,698,749.848
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.307248	$1.299237	4,881,895
Subaccount Inception Date May 1, 2000	2006	$1.120778	$1.307248	6,472,335.150
	2005	$1.094583	$1.120778	9,407,007.331
	2004	$1.019502	$1.094583	10,473,985.000
	2003	$0.766770	$1.019502	11,221,771.416
	2002	$1.035304	$0.766770	10,724,740.045
	2001	$1.030978	$1.035304	7,263,091.162
	2000	$1.000000	$1.030978	1,348,686.276
Transamerica MFS High Yield VP – Initial Class	2007	$1.306671	$1.309167	2,338,348
Subaccount Inception Date June 2, 1998	2006	$1.197121	$1.306671	2,758,581.858
	2005	$1.195154	$1.197121	3,228,323.815
	2004	$1.106818	$1.195154	4,577,669.000
	2003	$0.955558	$1.106818	5,300,691.125
	2002	$0.951599	$0.955558	3,994,850.994
	2001	$0.932124	$0.951599	3,672,588.987
	2000	$0.999195	$0.932124	3,298,537.499
	1999	$0.959834	$0.999195	3,556,578.835
	1998	$1.000000	$0.959834	1,896,873.105

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.189488	$1.277171	2,516,787
Subaccount Inception Date May 1, 2001	2006	$0.982420	$1.189488	3,440,349.383
	2005	$0.884758	$0.982420	3,633,483.808
	2004	$0.786574	$0.884758	3,712,503.000
	2003	$0.638142	$0.786574	3,115,043.494
	2002	$0.831827	$0.638142	1,590,381.361
	2001	$1.000000	$0.831827	32,678.652
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.855195	$1.012895	1,427,237
Subaccount Inception Date October 9, 2000	2006	$0.825026	$0.855195	1,388,165.855
	2005	$0.772306	$0.825026	1,676,152.266
	2004	$0.699402	$0.772306	1,639,559.000
	2003	$0.562710	$0.699402	1,763,185.080
	2002	$0.772799	$0.562710	1,711,305.448
	2001	$0.937634	$0.829038	482,713.287
	2000	$1.000000	$0.937634	76,318.561
Transamerica PIMCO Total Return VP – Initial Class	2007	$1.150163	$1.232649	5,485,421
Subaccount Inception Date May 1, 2002	2006	$1.121860	$1.150163	6,357,614.801
	2005	$1.114366	$1.121860	7,441,560.425
	2004	$1.084069	$1.114366	10,302,205.000
	2003	$1.050445	$1.084069	11,973,638.852
	2002	$1.000000	$1.050445	11,672,666.206
Transamerica T. Rowe Price Equity Income VP – Initial Class	2007	$3.317215	$3.371328	5,153,195
Subaccount Inception Date January 20, 1995	2006	$2.834343	$3.317215	7,431,129.154
	2005	$2.767289	$2.834343	10,806,042.102
	2004	$2.450130	$2.767289	12,505,355.000
	2003	$1.983073	$2.450130	13,535,732.517
	2002	$2.312082	$1.983073	13,877,571.208
	2001	$2.300522	$2.312082	14,008,510.847
	2000	$2.082011	$2.300522	13,878,653.721
	1999	$2.045410	$2.082011	17,239,278.320
	1998	$1.910886	$2.045410	17,687,561.131
Transamerica T. Rowe Price Growth Stock VP – Initial Class	2007	$3.287864	$3.554779	2,842,271
Subaccount Inception Date January 5, 1995	2006	$2.947529	$3.287864	4,695,344.755
	2005	$2.822125	$2.947529	6,735,322.560
	2004	$2.611419	$2.822125	8,555,124.000
	2003	$2.030027	$2.611419	9,187,370.333
	2002	$2.673510	$2.030027	9,575,773.455
	2001	$3.021350	$2.673510	11,697,193.658
	2000	$3.086714	$3.021350	14,121,742.909
	1999	$2.567729	$3.086714	13,962,698.692
	1998	$2.028458	$2.567729	12,796,138.800
Transamerica T. Rowe Price Small Cap VP – Initial Class	2007	$0.901482	$0.971981	2,917,131
Subaccount Inception Date May 1, 2000	2006	$0.884586	$0.901482	4,898,196.054
	2005	$0.812890	$0.884586	5,525,253.564
	2004	$0.748717	$0.812890	6,866,396.000
	2003	$0.542048	$0.748717	7,757,839.511
	2002	$0.758423	$0.542048	4,581,581.594
	2001	$0.853985	$0.758423	1,490,797.527
	2000	$1.000000	$0.853985	836,679.096

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.689737	$0.781935	3,300,809
Subaccount Inception Date October 9, 2000	2006	$0.590182	$0.689737	3,555,094.376
	2005	$0.558206	$0.590182	3,535,741.001
	2004	$0.747851	$0.558206	3,431,817.000
	2003	$0.599849	$0.747851	993,167.926
	2002	$0.776870	$0.599849	544,592.989
	2001	$0.949668	$0.776870	126,397.489
	2000	$1.000000	$0.949668	1,000.000
Transamerica Balanced VP – Initial Class	2007	$1.311405	$1.465524	330,746
Subaccount Inception Date May 1, 2002	2006	$1.221526	$1.311405	330,934.475
	2005	$1.150057	$1.221526	410,310.594
	2004	$1.051755	$1.150057	430,740.000
	2003	$0.938664	$1.051755	480,373.577
	2002	$1.000000	$0.938664	214,030.878
Transamerica Convertible Securities VP – Initial Class	2007	$1.392271	$1.624780	616,866
Subaccount Inception Date May 1, 2002	2006	$1.276106	$1.392271	635,980.915
	2005	$1.248620	$1.276106	631,326.559
	2004	$1.121475	$1.248620	966,039.000
	2003	$0.921845	$1.121475	717,917.875
	2002	$1.000000	$0.921845	109,517.234
Transamerica Equity VP – Initial Class(1)	2007	$0.927191	$1.060596	18,923,286
Subaccount Inception Date May 1, 2000	2006	$0.866901	$0.927191	29,589,240.873
	2005	$0.756126	$0.866901	14,045,235.397
	2004	$0.663714	$0.756126	15,059,252.000
	2003	$0.514119	$0.663714	13,524,250.334
	2002	$0.672098	$0.514119	13,860,459.800
	2001	$0.829471	$0.672098	6,215,346.172
	2000	$1.000000	$0.829471	1,181,369.405
Transamerica Growth Opportunities VP – Initial Class	2007	$1.632247	$1.976281	908,011
Subaccount Inception Date May 1, 2001	2006	$1.578575	$1.632247	1,298,212.300
	2005	$1.380498	$1.578575	1,571,450.165
	2004	$1.203260	$1.380498	1,986,135.000
	2003	$0.932156	$1.203260	595,234.833
	2002	$1.105816	$0.932156	598,414.849
	2001	$1.000000	$1.105816	57,285.504
Transamerica Money Market VP – Initial Class	2007	$1.302478	$1.345657	4,855,654
Subaccount Inception Date July 5, 1994	2006	$1.264107	$1.302478	4,842,365.529
	2005	$1.248895	$1.264107	6,486,077.019
	2004	$1.256917	$1.248895	7,620,339.000
	2003	$1.268238	$1.256917	11,092,443.850
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.740928	$0.967574	785,088
Subaccount Inception Date May 1, 2001	2006	$0.745624	$0.740928	967,412.960
	2005	$0.742579	$0.745624	952,902.687
	2004	$0.698551	$0.742579	1,303,776.000
	2003	$0.470387	$0.698551	770,063.658
	2002	$0.772717	$0.470387	371,721.336
	2001	$1.000000	$0.772717	53.392.798

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class	2007	$4.843039	$5.942626	2,459,809
Subaccount Inception Date July 5, 1994	2006	$4.169913	$4.843039	3,841,758.422
	2005	$3.732362	$4.169913	5,424,333.908
	2004	$3.261034	$3.732362	6,987,862.000
	2003	$1.737018	$3.261034	8,463,313.859
	2002	$2.916827	$1.737018	10,140,901.466
	2001	$2.302427	$2.916827	10,496,025.501
	2000	$2.107984	$2.302427	11,183,856.536
	1999	$1.656056	$2.107984	11,265,409.515
	1998	$1.720848	$1.656056	12,396,813.175
Transamerica U.S. Government Securities VP – Initial Class	2007	$1.520685	$1.586353	3,057,724
Subaccount Inception Date July 5, 1994	2006	$1.496746	$1.520685	3,432,703.460
	2005	$1.488185	$1.496746	4,436,021.611
	2004	$1.464538	$1.488185	5,866,231.000
	2003	$1.446084	$1.464538	8,558,140.430
	2002	$1.389160	$1.446084	10,798,492.580
	2001	$1.343721	$1.389160	10,097.516.496
	2000	$1.239850	$1.343721	8,324,734.085
	1999	$1.273389	$1.239850	11,107,749.467
	1998	$1.205408	$1.273389	10,994,883.018
Transamerica Van Kampen Active International Allocation VP – InitialClass	2007	$1.747301	$1.986997	4,525,421
Subaccount Inception Date July 5, 1994	2006	$1.438008	$1.747301	6,381,258.270
	2005	$1.284512	$1.438008	8,101,758.861
	2004	$1.125252	$1.284512	8,990,192.000
	2003	$0.861237	$1.125252	9,838,449.262
	2002	$1.054413	$0.861237	10,643,994.382
	2001	$1.391360	$1.054413	12,734,394.479
	2000	$1.730178	$1.391360	15,678,291.165
	1999	$1.328767	$1.730178	14,886,967.987
	1998	$1.170007	$1.328767	14,769,680.537
Transamerica Van Kampen Large Cap Core VP – Initial Class	2007	$2.525105	$2.713642	2,967,084
Subaccount Inception Date July 5, 1994	2006	$2.326270	$2.525105	4,539,237.876
	2005	$2.161082	$2.326270	6,125,685.582
	2004	$1.948358	$2.161082	7,883,481.000
	2003	$1.635640	$1.948358	9,184,203.186
	2002	$1.988345	$1.635640	10,520,153.154
	2001	$2.174927	$1.988345	12,715,598.918
	2000	$2.350088	$2.174927	14,927,120.171
	1999	$1.890033	$2.350088	14,835,442.284
	1998	$1.622765	$1.890033	13,176,237.016
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class	2007	$0.805667	$0.971097	1,118,220
Subaccount Inception Date May 1, 2001	2006	$0.745112	$0.805667	1,545,437.231
	2005	$0.704207	$0.745112	1,734,076.151
	2004	$0.668131	$0.704207	2,114,304.000
	2003	$0.529946	$0.668131	2,666,322.190
	2002	$0.804775	$0.529946	2,299,820.383
	2001	$1.000000	$0.804775	481,275.835

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.284417	$1.251225	269,040
Subaccount Inception Date May 1, 2001	2006	$1.089252	$1.284417	299,845.289
	2005	$1.055783	$1.089252	281,864.247
	2004	$0.945896	$1.061536	286,378.000
	2003	$0.745459	$0.945896	299,223.110
	2002	$0.938589	$0.745459	355,083.343
	2001	$1.000000	$0.938589	157,141.008
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.311160	$1.374142	3,459,058
Subaccount Inception Date May 1, 2002	2006	$1.215924	$1.311160	3,420,820.913
	2005	$1.173316	$1.215924	3,340,787.058
	2004	$1.085524	$1.173316	6,772,717.000
	2003	$0.896399	$1.085524	3,668,423.606
	2002	$1.000000	$0.896399	1,767,196.950
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.469855	$1.560311	1,485,357
Subaccount Inception Date May 1, 2002	2006	$1.290319	$1.469855	1,713,199.572
	2005	$1.166804	$1.290319	1,534,761.145
	2004	$1.037216	$1.166804	1,809,111.000
	2003	$0.804872	$1.037216	1,046,521.105
	2002	$1.000000	$0.804872	331,716.894
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.362474	$1.449009	3,763,149
Subaccount Inception Date May 1, 2002	2006	$1.240469	$1.362474	4,966,023.731
	2005	$1.171796	$1.240469	5,272,120.076
	2004	$1.067759	$1.171796	4,260,182.000
	2003	$0.867926	$1.067759	5,122,323.817
	2002	$1.000000	$0.867926	2,109,943.178
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.428769	$1.517482	3,794,144
Subaccount Inception Date May 1, 2002	2006	$1.273905	$1.428769	5,649,425.511
	2005	$1.171748	$1.273905	7,866,915.104
	2004	$1.051623	$1.176374	5,542,244.000
	2003	$0.839352	$1.051623	8,748,000.342
	2002	$1.000000	$0.839352	1,349,063.139
Transamerica International Moderate Growth VP – Service Class(1)	2007	$1.030768	$1.101698	263,919
Subaccount Inception Date May 1, 2006	2006	$1.000000	$1.030768	19,678.806
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.734075	$1.787544	551,064
Subaccount Inception Date May 1, 2000	2006	$1.505299	$1.734075	211,991.790
	2005	$1.317759	$1.505299	288,725.171
	2004	$1.130279	$1.317759	278,241.000
	2003	$0.883966	$1.130279	247,665.126
	2002	$1.045857	$0.883966	206,458.124
	2001	$1.081170	$1.045857	171,576.787
	2000	$1.000000	$1.081170	16,484.855
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.618505	$1.694995	1,198,719
Subaccount Inception Date February 2, 1998	2006	$1.436941	$1.618505	1,507,730.137
	2005	$1.323724	$1.436941	1,749,687.403
	2004	$1.211811	$1.323724	1,857,889.000
	2003	$0.893846	$1.211811	1,922,920.290
	2002	$1.127309	$0.893846	1,604,711.874
	2001	$1.276602	$1.127309	1,301,922.214
	2000	$1.531878	$1.276602	1,385,983.643
	1999	$1.051668	$1.531878	878,307.676
	1998	$1.000000	$1.051668	592,043.370

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.045717	$1.028587	2,122,804
Subaccount Inception Date July 1, 1998	2006	$0.963934	$1.045717	2,734,213.145
	2005	$0.920306	$0.963934	3,138,279.763
	2004	$0.851014	$0.920306	3,487,230.000
	2003	$0.632798	$0.851014	3,787,403.586
	2002	$0.842900	$0.632798	2,148,917.916
	2001	$0.885582	$0.842900	2,202,538.833
	2000	$0.963257	$0.885582	1,947,087.676
	1999	$1.121610	$0.963257	2,408,403.000
	1998	$0.879711	$1.121610	2,070,742.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$3.208708	$2.962386	1,177,393
Subaccount Inception Date July 5, 1994	2006	$2.795530	$3.208708	1,443,603.839
	2005	$2.634259	$2.795530	1,826,251.973
	2004	$2.291153	$2.634259	2,017,115.000
	2003	$1.727962	$2.291153	2,204,421.105
	2002	$2.211690	$1.727962	1,789,826.190
	2001	$2.105297	$2.211690	1,493,061.527
	2000	$2.023956	$2.105297	899,581.325
	1999	$2.119071	$2.023956	924,905.846
	1998	$1.999623	$2.119071	854,044.377
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.550004	$2.343666	420,538
Subaccount Inception Date May 1, 2002	2006	$1.819127	$2.550004	550,957.069
	2005	$1.627102	$1.819127	498,416.601
	2004	$1.243075	$1.627102	546,761.000
	2003	$0.929516	$1.243075	411,080.615
	2002	$1.000000	$0.929516	163,787.239
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.667686	$1.717450	994,311
Subaccount Inception Date May 1, 1997	2006	$1.467884	$1.667686	1,399,021.179
	2005	$1.440031	$1.467884	1,662,015.857
	2004	$1.316611	$1.440031	2,086,496.000
	2003	$1.036367	$1.316611	2,044,814.188
	2002	$1.394980	$1.036367	2,460,344.188
	2001	$1.608774	$1.394980	2,771,657.278
	2000	$1.833086	$1.608774	3,518,400.932
	1999	$1.574648	$1.833086	3,446,692.138
	1998	$1.216436	$1.574648	1,594,101.412
Transamerica Jennison Growth VP – Initial Class(1)	2007	$0.905116	$0.994338	296,906
Subaccount Inception Date November 20, 1996	2006	$0.900963	$0.905116	371,010.593
	2005	$0.803621	$0.900963	540,524.394
	2004	$0.747485	$0.803621	687,882.000
	2003	$0.589170	$0.747485	719,485.497
	2002	$0.863467	$0.589170	842,937.474
	2001	$1.076068	$0.863467	794,421.477
	2000	$1.235199	$1.076068	847,560.557
	1999	$1.196411	$1.235199	729,063.601
	1998	$1.154569	$1.196411	834,616.338
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.320166	$1.314017	878,162
Subaccount Inception Date May 1, 2000	2006	$1.130190	$1.320166	1,192,705.951
	2005	$1.102152	$1.130190	1,466,174.733
	2004	$1.025037	$1.102152	1,817,749.000
	2003	$0.769798	$1.025037	1,775,466.094
	2002	$1.037858	$0.769798	2,248,284.702
	2001	$1.031983	$1.037858	1,854,117.582
	2000	$1.000000	$1.031983	30,567.088

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.323335	$1.327848	578,570
Subaccount Inception Date June 2, 1998	2006	$1.210603	$1.323335	1,024,936.161
	2005	$1.206825	$1.210603	1,284,968.063
	2004	$1.115968	$1.206825	1,879,616.000
	2003	$0.962033	$1.115968	2,108,724.599
	2002	$0.956639	$0.962033	1,415,069.235
	2001	$0.935671	$0.956639	1,251,294.886
	2000	$1.001525	$0.935671	1,331,468.484
	1999	$0.960653	$1.001525	1,167,355.038
	1998	$1.000000	$0.960653	586,051.988
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.199432	$1.289772	466,740
Subaccount Inception Date May 1, 2001	2006	$0.989186	$1.199432	739,834.511
	2005	$0.889551	$0.989186	632,897.488
	2004	$0.789661	$0.889551	770,286.000
	2003	$0.639710	$0.789661	485,325.462
	2002	$0.832651	$0.639710	145,042.207
	2001	$1.000000	$0.832651	11,671.774
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$0.863639	$1.024410	219,769
Subaccount Inception Date October 9, 2000	2006	$0.831939	$0.863639	328,321.712
	2005	$0.777637	$0.831939	725,144.464
	2004	$0.703189	$0.777637	732,743.000
	2003	$0.564924	$0.703189	515,687.238
	2002	$0.774704	$0.564924	334,220.812
	2001	$0.915432	$0.774704	364,073.304
	2000	$1.000000	$0.915432	184,582.408
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.158142	$1.243039	1,480,560
Subaccount Inception Date May 1, 2002	2006	$1.127971	$1.158142	1,661,995.347
	2005	$1.118783	$1.127971	2,230,572.427
	2004	$1.086753	$1.118783	2,696,360.000
	2003	$1.051492	$1.086753	3,091,761.763
	2002	$1.000000	$1.051492	2,092,533.373
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$3.363743	$3.423698	1,056,888
Subaccount Inception Date January 20, 1995	2006	$2.869877	$3.363743	1,489,200.471
	2005	$2.797855	$2.869877	1,832,733.737
	2004	$2.473523	$2.797855	2,084,449.000
	2003	$1.999060	$2.473523	2,196,683.469
	2002	$2.327288	$1.999060	2,250,643.880
	2001	$2.312216	$2.327288	2,263,568.298
	2000	$2.089513	$2.312216	1,989,114.003
	1999	$2.049755	$2.089513	1,724,375.455
	1998	$1.912129	$2.049755	1,462,715.818
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$3.333985	$3.610005	421,346
Subaccount Inception Date January 5, 1995	2006	$2.984491	$3.333985	529,487.672
	2005	$2.853306	$2.984491	650,160.831
	2004	$2.636373	$2.853306	766,807.000
	2003	$2.046402	$2.636373	897,954.533
	2002	$2.691110	$2.046402	,039,057.802
	2001	$3.036723	$2.691110	1,147,568.990
	2000	$3.097854	$3.036723	1,394,829.207
	1999	$2.573188	$3.097854	1,048,447.131
	1998	$2.026778	$2.573188	833,778.344

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$0.910402	$0.983073	492,961
Subaccount Inception Date May 1, 2000	2006	$0.892022	$0.910402	564,194.176
	2005	$0.818522	$0.892022	716,997.554
	2004	$0.752793	$0.818522	909,648.000
	2003	$0.544196	$0.752793	989,024.641
	2002	$0.760305	$0.544196	373,078.856
	2001	$0.854820	$0.760305	167,743.278
	2000	$1.000000	$0.854820	52,772.929
Transamerica Templeton Global VP – Initial Class(3)	2007	$0.696548	$0.790813	302,606
Subaccount Inception Date October 9, 2000	2006	$0.595141	$0.696548	283,253.478
	2005	$0.562060	$0.595141	277,673.306
	2004	$0.751404	$0.562060	305,805.000
	2003	$0.601821	$0.751404	83,811.667
	2002	$0.778284	$0.601821	61,696.491
	2001	$0.949980	$0.778284	1,669.965
	2000	$1.000000	$0.949980	1,000.000
Transamerica Balanced VP – Initial Class(1)	2007	$1.320483	$1.477848	164,153
Subaccount Inception Date May 1, 2002	2006	$1.228162	$1.320483	190,473.497
	2005	$1.154600	$1.228162	235,847.499
	2004	$1.054354	$1.154600	271,875.000
	2003	$0.939595	$1.054354	356,752.099
	2002	$1.000000	$0.939595	73,453.140
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.401918	$1.638459	333,268
Subaccount Inception Date May 1, 2002	2006	$1.283056	$1.401918	407,275.397
	2005	$1.253568	$1.283056	244,264.243
	2004	$1.124250	$1.253568	265,461.000
	2003	$0.922763	$1.124250	240,457.310
	2002	$1.000000	$0.922763	40,596.281
Transamerica Equity VP – Initial Class(1)	2007	$0.936327	$1.072627	2,844,355
Subaccount Inception Date May 1, 2000	2006	$0.874163	$0.936327	3,839,512.402
	2005	$0.761335	$0.874163	1,426,535.581
	2004	$0.667300	$0.761335	2,209,667.000
	2003	$0.516143	$0.667300	1,940,332.762
	2002	$0.673747	$0.516143	1,190,272.376
	2001	$0.830281	$0.673747	884,825.721
	2000	$1.000000	$0.830281	233,077.723
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.645959	$1.995845	122,768
Subaccount Inception Date May 1, 2001	2006	$1.589487	$1.645959	207,978.216
	2005	$1.388005	$1.589487	270,796.205
	2004	$1.208021	$1.388005	375,815.000
	2003	$0.934457	$1.208021	181,897.513
	2002	$1.106909	$0.934457	205,145.974
	2001	$1.000000	$1.106909	998.580
Transamerica Money Market VP – Initial Class(1)	2007	$1.320697	$1.366515	2,883,739
Subaccount Inception Date July 5, 1994	2006	$1.279908	$1.320697	3,291,483.862
	2005	$1.262642	$1.279908	2,033,426.098
	2004	$1.268884	$1.262642	1,119,609.000
	2003	$1.278447	$1.268884	3,171,016.176

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(1)	2007	$0.747144	$0.977128	301,267
Subaccount Inception Date May 1, 2001	2006	$0.750778	$0.747144	320,887.618
	2005	$0.746619	$0.750778	223,043.991
	2004	$0.701312	$0.746619	264,327.000
	2003	$0.471553	$0.701312	263,961.833
	2002	$0.773135	$0.471553	18,934.852
	2001	$1.000000	$0.773135	13,017.152
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$4.911009	$6.034985	412,567
Subaccount Inception Date July 5, 1994	2006	$4.222214	$4.911009	567,844.805
	2005	$3.773614	$4.222214	669,481.940
	2004	$3.292202	$3.773614	795,677.000
	2003	$1.751037	$3.292202	986,909.160
	2002	$2.936020	$1.751037	1,323,422.436
	2001	$2.314129	$2.936020	1,467,944.630
	2000	$2.115582	$2.314129	1,288,104.656
	1999	$1.659586	$2.115582	1,150,008.250
	1998	$1.721966	$1.659586	916,216.066
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.544502	$1.613596	772,955
Subaccount Inception Date July 5, 1994	2006	$1.517955	$1.544502	1,240,935.603
	2005	$1.507049	$1.517955	1,502,236.001
	2004	$1.480911	$1.507049	1,917,976.000
	2003	$1.460102	$1.480911	2,604,058.728
	2002	$1.400560	$1.460102	2,810,237.095
	2001	$1.352742	$1.400560	2,021,013.095
	2000	$1.246338	$1.352742	1,909,567.520
	1999	$1.276099	$1.246338	2,509,680.360
	1998	$1.206194	$1.276099	1,684,993.398
Transamerica Van Kampen Active International Allocation VP – Initial Class(1)	2007	$1.771791	$2.017826	782,206
Subaccount Inception Date July 5, 1994	2006	$1.456027	$1.771791	1,117,063.238
	2005	$1.298698	$1.456027	973,714.344
	2004	$1.135997	$1.298698	1,021,347.000
	2003	$0.868180	$1.135997	1,285,351.618
	2002	$1.061346	$0.868180	1,510,384.701
	2001	$1.398424	$1.061346	1,607,640.906
	2000	$1.736396	$1.398424	1,768,280.720
	1999	$1.331580	$1.736396	1,699,977.857
	1998	$1.170767	$1.331580	880,651.775
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$2.560560	$2.755836	686,075
Subaccount Inception Date July 5, 1994	2006	$2.355458	$2.560560	1,036,973.108
	2005	$2.184988	$2.355458	1,379,910.917
	2004	$1.966993	$2.184988	1,611,174.000
	2003	$1.648851	$1.966993	1,814,818.120
	2002	$2.001444	$1.648851	2,392,336.584
	2001	$2.185997	$2.001444	2,618,053.899
	2000	$2.358574	$2.185997	2,130,505.037
	1999	$1.894059	$2.358574	1,347,870.453
	1998	$1.623829	$1.894059	864,583.172
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$0.812430	$0.980707	147,753
Subaccount Inception Date May 1, 2001	2006	$0.750266	$0.812430	201,521.987
	2005	$0.708049	$0.750266	305,361.548
	2004	$0.670790	$0.708049	275,618.000
	2003	$0.531264	$0.670790	640,612.133
	2002	$0.805577	$0.531264	211,455.972
	2001	$1.000000	$0.805577	121,404.814

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.045099	$1.089107	0.000
Subaccount Inception Date November 3, 2003	2006	$1.029250	$1.045099	0.000
	2005	$1.024349	$1.029250	0.000
	2004	$1.010428	$1.024349	0.000
	2003	$1.000000	$1.010428	0.000
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.256087	$1.254298	221,179
Subaccount Inception Date May 1, 2002	2006	$1.128805	$1.256087	239,485.205
	2005	$1.086700	$1.128805	335,969.852
	2004	$0.995176	$1.086700	436,781.000
	2003	$0.757796	$0.995176	490,605.689
	2002	$1.000000	$0.757796	271,012.792
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.181969	$1.301026	0.000
Subaccount Inception Date May 1, 2002	2006	$1.131131	$1.181969	25,959.073
	2005	$1.057344	$1.131131	33,359.553
	2004	$1.009328	$1.057344	34,721.000
	2003	$0.793030	$1.009328	35,082.471
	2002	$1.000000	$0.793030	8,536.533
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.201232	$1.240900	239,658
Subaccount Inception Date May 1, 2001	2006	$1.042190	$1.201232	364,600.532
	2005	$1.011301	$1.042190	395,171.259
	2004	$0.922939	$1.011301	459,689.000
	2003	$0.708682	$0.922939	543,774.420
	2002	$0.925362	$0.708682	562,772.960
	2001	$1.000000	$0.925362	338,946.972
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$0.836930	$0.936742	229,663
Subaccount Inception Date May 1, 2001	2006	$0.854933	$0.836930	246,522.851
	2005	$0.755575	$0.854933	319,727.915
	2004	$0.707865	$0.755575	317,752.000
	2003	$0.582390	$0.707865	399,553.877
	2002	$0.854751	$0.582390	290,129.288
	2001	$1.000000	$0.854751	170,283.912
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.280112	$1.479293	1,954,501
Subaccount Inception Date May 1, 2000	2006	$1.165967	$1.280112	2,334,239.789
	2005	$1.014517	$1.165967	2,827,957.069
	2004	$0.894215	$1.014517	2,504,455.000
	2003	$0.707994	$0.894215	2,454,901.642
	2002	$0.794977	$0.707994	1,989,715.385
	2001	$0.921935	$0.794977	524,898.341
	2000	$1.000000	$0.921935	83,267.219
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.424811	$1.421500	$734,846
Subaccount Inception Date May 1, 2000	2006	$1.205808	$1.424811	660,349.638
	2005	$1.159269	$1.205808	797,626.378
	2004	$1.057874	$1.159269	913,774.000
	2003	$0.825763	$1.057874	869,203.178
	2002	$1.011689	$0.825763	875,533.684
	2001	$1.083585	$1.011689	539,459.987
	2000	$1.000000	$1.083585	11,169.920
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$0.862415	$1.076102	475,625
Subaccount Inception Date May 1, 2001	2006	$0.821333	$0.862415	377,845.439
	2005	$0.790140	$0.821333	353,495.640
	2004	$0.777739	$0.790140	399,469.000
	2003	$0.595582	$0.777739	415,789.933
	2002	$0.867285	$0.595582	311,639.983
	2001	$1.000000	$0.867285	224,892.535

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$0.815561	$0.987483	13,297
Subaccount Inception Date May 1, 2000	2006	$0.787455	$0.815561	34,818.262
	2005	$0.735424	$0.787455	37,107.971
	2004	$0.698366	$0.735424	42,146.000
	2003	$0.547765	$0.698366	41,024.211
	2002	$0.712884	$0.547765	41,430.745
	2001	$0.847762	$0.712884	46,654.326
	2000	$1.000000	$0.847762	4,056.118
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$2.021695	$2.297144	760,670
Subaccount Inception Date May 1, 2000	2006	$1.825525	$2.021695	1,128,393.163
	2005	$1.569979	$1.825525	1,345,697.241
	2004	$1.278384	$1.569979	1,369,189.000
	2003	$0.938535	$1.278384	1,418,766.692
	2002	$1.058761	$0.938535	1,109,568.411
	2001	$1.113894	$1.058761	301,333.651
	2000	$1.000000	$1.113894	193,695.460
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.500649	$1.558794	726,935
Subaccount Inception Date May 1, 2002	2006	$1.312926	$1.500649	406,784.958
	2005	$1.300991	$1.312926	449,415.639
	2004	$1.160021	$1.300991	614,331.000
	2003	$0.748203	$1.160021	647,601.151
	2002	$1.000000	$0.748203	233,602.863
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.969756	0.000
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.963806	311,073
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.068371	18,805
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$0.604154	$0.724577	144,986
Subaccount Inception Date October 9, 2000	2006	$0.541187	$0.604154	237,495.143
	2005	$0.490316	$0.541187	307,042.496
	2004	$0.413107	$0.490316	357,964.000
	2003	$0.311130	$0.413107	296,286.367
	2002	$0.439334	$0.311130	418,083.312
	2001	$0.738276	$0.439334	282,361.120
	2000	$1.000000	$0.738276	4,308.768
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.349213	$1.424498	25,162
Subaccount Inception Date October 9, 2000	2006	$1.190103	$1.349213	25,439.595
	2005	$1.098065	$1.190103	105,875.829
	2004	$0.946169	$1.098065	109,523.000
	2003	$0.680071	$0.946169	107,005.725
	2002	$0.901410	$0.680071	118,269.564
	2001	$0.998696	$0.901410	106,055.256
	2000	$1.000000	$0.998696	3,557.748
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$0.751117	$0.809235	939,585
Subaccount Inception Date October 9, 2000	2006	$0.646408	$0.751117	180,261.053
	2005	$0.621473	$0.646408	228,341.250
	2004	$0.603495	$0.621473	316,508.000
	2003	$0.495255	$0.603495	572,760.739
	2002	$0.676640	$0.495255	1,288,017.381
	2001	$0.887611	$0.676640	412,917.680
	2000	$1.000000	$0.887611	27,410.848

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS New Discovery Series – Service Class	2007	$1.182905	$1.191553	17,389
Subaccount Inception Date May 1, 2002	2006	$1.063134	$1.182905	45,937.645
	2005	$1.027353	$1.063134	35,175.960
	2004	$0.981842	$1.027353	72,529.000
	2003	$0.746874	$0.981842	64,009.227
	2002	$1.000000	$0.746874	10,623.871
MFS Total Return Series – Service Class	2007	$1.275094	$1.305576	639,322
Subaccount Inception Date May 1, 2002	2006	$1.159404	$1.275094	761,196.189
	2005	$1.146954	$1.159404	708,244.543
	2004	$1.048576	$1.146954	825,794.000
	2003	$0.917454	$1.048576	855,610.931
	2002	$1.000000	$0.917454	243,516.671

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(1)	2007	$1.346427	$1.312933	45,776
Subaccount Inception Date May 1, 2001	2006	$1.140723	$1.346427	64,603.310
	2005	$1.110607	$1.140723	45,559.107
	2004	$1.000000	$1.110607	13,136.000
Transamerica Asset Allocation – Conservative VP – Initial Class(1)	2007	$1.200002	$1.258893	779,591
Subaccount Inception Date May 1, 2002	2006	$1.111748	$1.200002	345,680.463
	2005	$1.071740	$1.111748	78,032.265
	2004	$1.000000	$1.071740	0.000
Transamerica Asset Allocation – Growth VP – Initial Class(1)	2007	$1.396672	$1.484088	1,992,436
Subaccount Inception Date May 1, 2002	2006	$1.224872	$1.396672	944,859.099
	2005	$1.106529	$1.224872	0.000
	2004	$1.000000	$1.106529	0.000
Transamerica Asset Allocation – Moderate VP – Initial Class(1)	2007	$1.261784	$1.343250	942,790
Subaccount Inception Date May 1, 2002	2006	$1.147670	$1.261784	723,991.790
	2005	$1.083067	$1.147670	37.825
	2004	$1.000000	$1.083067	21,239.000
Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)	2007	$1.341867	$1.426601	2,640,862
Subaccount Inception Date May 1, 2002	2006	$1.195249	$1.341867	1,023,098.708
	2005	$1.102655	$1.195249	105,286.121
	2004	$1.000000	$1.102655	0.000
Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2007	$1.517687	$1.566025	258,206
Subaccount Inception Date May 1, 2000	2006	$1.316157	$1.517687	115,386.459
	2005	$1.151057	$1.316157	34,278.496
	2004	$1.000000	$1.151057	10,059.000
Transamerica Capital Guardian Global VP – Initial Class(1)	2007	$1.324370	$1.388338	783,213
Subaccount Inception Date February 2, 1998	2006	$1.174658	$1.324370	204,879.717
	2005	$1.081041	$1.174658	81,547.508
	2004	$1.000000	$1.081041	49,373.000
Transamerica Capital Guardian U.S. Equity VP – Initial Class(1)	2007	$1.223707	$1.204868	387,504
Subaccount Inception Date July 1, 1998	2006	$1.126905	$1.223707	209,716.356
	2005	$1.074842	$1.126905	48,099.834
	2004	$1.000000	$1.074842	15,821.000
Transamerica Capital Guardian Value VP – Initial Class(1)	2007	$1.382207	$1.277373	5,895,757
Subaccount Inception Date July 5, 1994	2006	$1.203030	$1.382207	4,522,305.116
	2005	$1.132519	$1.203030	959,943.665
	2004	$1.000000	$1.132519	581,855.000

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)	2007	$2.113530	$1.944444	144,199
Subaccount Inception Date May 1, 2002	2006	$1.506262	$2.113530	152,989.962
	2005	$1.345941	$1.506262	26,283.066
	2004	$1.000000	$1.345941	0.000
Transamerica JPMorgan Enhanced Index VP – Initial Class(1)	2007	$1.262582	$1.301557	1,389,378
Subaccount Inception Date May 1, 1997	2006	$1.110222	$1.262582	209,234.078
	2005	$1.088084	$1.110222	46,018.109
	2004	$1.000000	$1.088084	4,029.000
Transamerica Jennison Growth VP – Initial Class(1)	2007	$1.220222	$1.341834	327,454
Subaccount Inception Date November 20, 1996	2006	$1.213449	$1.220222	96,571.340
	2005	$1.081308	$1.213449	7,693.151
	2004	$1.000000	$1.081308	24,015.000
Transamerica Legg Mason Partners All Cap VP – Initial Class(1)	2007	$1.272565	$1.267904	1,779,973
Subaccount Inception Date May 1, 2000	2006	$1.088360	$1.272565	1,808,935.474
	2005	$1.060317	$1.088360	136,941.699
	2004	$1.000000	$1.060317	8,271.000
Transamerica MFS High Yield VP – Initial Class(1)	2007	$1.193838	$1.199092	499,486
Subaccount Inception Date June 2, 1998	2006	$1.091063	$1.193838	300,856.059
	2005	$1.086592	$1.091063	225,616.466
	2004	$1.000000	$1.086592	0.000
Transamerica MFS International Equity VP – Initial Class(1)	2007	$1.487219	$1.600815	228,355
Subaccount Inception Date May 1, 2001	2006	$1.225328	$1.487219	181,320.123
	2005	$1.100814	$1.225328	18,244.385
	2004	$1.000000	$1.100814	7,927.000
Transamerica Marsico Growth VP – Initial Class(1)(2)	2007	$1.245003	$1.478218	127,929
Subaccount Inception Date October 9, 2000	2006	$1.198139	$1.245003	53,339.875
	2005	$1.118831	$1.198139	0.000
	2004	$1.000000	$1.118831	0.000
Transamerica PIMCO Total Return VP – Initial Class(1)	2007	$1.073938	$1.153806	1,091,102
Subaccount Inception Date May 1, 2002	2006	$1.044934	$1.073938	514,319.044
	2005	$1.035410	$1.044934	166,116.359
	2004	$1.000000	$1.035410	45,589.000
Transamerica T. Rowe Price Equity Income VP – Initial Class(1)	2007	$1.340038	$1.365276	7,384,461
Subaccount Inception Date January 20, 1995	2006	$1.142172	$1.340038	5,721,692.717
	2005	$1.112410	$1.142172	1,190,830.299
	2004	$1.000000	$1.112410	50,652.000
Transamerica T. Rowe Price Growth Stock VP – Initial Class(1)	2007	$1.265420	$1.371538	4,778,188
Subaccount Inception Date January 5, 1995	2006	$1.131658	$1.265420	4,268,099.090
	2005	$1.080854	$1.131658	1,811,990.161
	2004	$1.000000	$1.080854	162,333.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(1)	2007	$1.175644	$1.270723	212,780
Subaccount Inception Date May 1, 2000	2006	$1.150784	$1.175644	279,114.168
	2005	$1.054924	$1.150784	224,705.293
	2004	$1.000000	$1.054924	0.000
Transamerica Templeton Global VP – Initial Class(3)	2007	$1.339397	$1.522172	146,518
Subaccount Inception Date October 9, 2000	2006	$1.143274	$1.339397	98,676.725
	2005	$1.078671	$1.143274	25,990.445
	2004	$1.000000	$1.078671	0.000

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class(1)	2007	$1.262106	$1.413931	91,315
Subaccount Inception Date May 1, 2002	2006	$1.172724	$1.262106	19,666.507
	2005	$1.101394	$1.172724	0.000
	2004	$1.000000	$1.101394	0.000
Transamerica Convertible Securities VP – Initial Class(1)	2007	$1.228875	$1.437647	201,520
Subaccount Inception Date May 1, 2002	2006	$1.123579	$1.228875	104,025.890
	2005	$1.096676	$1.123579	45,176.179
	2004	$1.000000	$1.096676	0.000
Transamerica Equity VP – Initial Class(1)	2007	$1.371410	$1.572618	5,140,315
Subaccount Inception Date May 1, 2000	2006	$1.279101	$1.371410	3,963,154
	2005	$1.112918	$1.279101	32,523.541
	2004	$1.000000	$1.112918	42,721.000
Transamerica Growth Opportunities VP – Initial Class(1)	2007	$1.268155	$1.539252	22,833
Subaccount Inception Date May 1, 2001	2006	$1.223440	$1.268155	9,924.280
	2005	$1.067308	$1.223440	15,105.422
	2004	$1.000000	$1.067308	7,883.000
Transamerica Money Market VP – Initial Class(1)	2007	$1.046489	$1.083864	1,443,810
Subaccount Inception Date July 5, 1994	2006	$1.013179	$1.046489	1,372,626.314
	2005	$0.998530	$1.013179	240,266.041
	2004	$1.000000	$0.998530	26,102.000
Transamerica Small/Mid Cap Value VP – Initial Class(1)	2007	$1.469930	$1.808140	4,539,033
Subaccount Inception Date July 5, 1994	2006	$1.262524	$1.469930	3,661,248.997
	2005	$1.127273	$1.262524	1,574,790.637
	2004	$1.000000	$1.127273	385,112.000
Transamerica Science & Technology VP – Initial Class(1)	2007	$1.070911	$1.401950	108,747
Subaccount Inception Date May 1, 2001	2006	$1.075061	$1.070911	25,044.892
	2005	$1.068043	$1.075061	0.000
	2004	$1.000000	$1.068043	0.000
Transamerica U.S. Government Securities VP – Initial Class(1)	2007	$1.056130	$1.104466	1,053,742
Subaccount Inception Date July 5, 1994	2006	$1.036964	$1.056130	941,655.528
	2005	$1.028493	$1.036964	438,226.033
	2004	$1.000000	$1.028493	45,345.000
Transamerica Van Kampen Active International Allocation VP – Initial	2007	$1.543886	$1.760016	3,381,924
Class(1)	2006	$1.267498	$1.543886	2,279,959.082
Subaccount Inception Date July 5, 1994	2005	$1.129437	$1.267498	870,713.016
	2004	$1.000000	$1.129437	412,401.000
Transamerica Van Kampen Large Cap Core VP – Initial Class(1)	2007	$1.297386	$1.397708	3,585,863
Subaccount Inception Date July 5, 1994	2006	$1.192296	$1.297386	2,128,005.922
	2005	$1.104914	$1.192296	1,278,174.456
	2004	$1.000000	$1.104914	450,934.000
Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)	2007	$1.229417	$1.485537	4,364
Subaccount Inception Date May 1, 2001	2006	$1.134233	$1.229417	0.000
	2005	$1.069338	$1.134233	0.000
	2004	$1.000000	$1.069338	0.000
PAM Transamerica U.S. Government Securities VP – Service Class(1)	2007	$1.048973	$1.094223	0.000
Subaccount Inception Date November 3, 2003	2006	$1.032040	$1.048973	0.000
	2005	$1.026124	$1.032040	0.000
	2004	$1.000000	$1.026124	0.000

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AIM V.I. Basic Value Fund – Series II Shares	2007	$1.231326	$1.230793	29,572
Subaccount Inception Date May 1, 2002	2006	$1.105455	$1.231326	26,500.408
	2005	$1.063187	$1.105455	20,302.130
	2004	$1.000000	$1.063187	0.000
AIM V.I. Capital Appreciation Fund – Series II Shares	2007	$1.195355	$1.317059	19
Subaccount Inception Date May 1, 2002	2006	$1.142812	$1.195355	21.478
	2005	$1.067228	$1.142812	25.896
	2004	$1.000000	$1.067228	14,542.000
AllianceBernstein Growth and Income Portfolio – Class B	2007	$1.280214	$1.323805	144,025
Subaccount Inception Date May 1, 2001	2006	$1.109628	$1.280214	53,076.383
	2005	$1.075680	$1.109628	27,875.503
	2004	$1.000000	$1.075680	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2007	$1.199362	$1.343730	27,336
Subaccount Inception Date May 1, 2001	2006	$1.223965	$1.199362	21,992.277
	2005	$1.080644	$1.223965	0.000
	2004	$1.000000	$1.080644	0.000
Fidelity – VIP Contrafund® Portfolio – Service Class 2	2007	$1.393955	$1.612455	750,941
Subaccount Inception Date May 1, 2000	2006	$1.268419	$1.393955	257,581.923
	2005	$1.102587	$1.268419	61,961.612
	2004	$1.000000	$1.102587	45,827.000
Fidelity – VIP Equity-Income Portfolio – Service Class 2	2007	$1.338663	$1.336875	113,026
Subaccount Inception Date May 1, 2000	2006	$1.131794	$1.338663	25,685.344
	2005	$1.087049	$1.131794	0.000
	2004	$1.000000	$1.087049	0.000
Fidelity – VIP Growth Portfolio – Service Class 2	2007	$1.127447	$1.408204	48,099
Subaccount Inception Date May 1, 2001	2006	$1.072688	$1.127447	0.000
	2005	$1.030936	$1.072688	0.000
	2004	$1.000000	$1.030936	0.000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2007	$1.183297	$1.434159	0.000
Subaccount Inception Date May 1, 2000	2006	$1.141396	$1.183297	0.000
	2005	$1.064926	$1.141396	0.000
	2004	$1.000000	$1.064926	0.000
Fidelity – VIP Mid Cap Portfolio – Service Class 2	2007	$1.549742	$1.762637	778,468
Subaccount Inception Date May 1, 2000	2006	$1.397981	$1.549742	470,435.387
	2005	$1.201095	$1.397981	155,896.293
	2004	$1.000000	$1.201095	71,612.000
Fidelity – VIP Value Strategies Portfolio – Service Class 2	2007	$1.286179	$1.337344	141,055
Subaccount Inception Date May 1, 2002	2006	$1.124168	$1.286179	50,590.013
	2005	$1.112856	$1.124168	37,207.347
	2004	$1.000000	$1.112856	9,865.000
Franklin Income Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.970390	22,506
Mutual Shares Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$0.964440	0.000
Templeton Foreign Securities Fund – Class 2
Subaccount Inception Date May 1, 2007	2007	$1.000000	$1.070483	138,085
Janus Aspen – Mid Cap Growth Portfolio – Service Shares	2007	$1.417910	$1.702223	41,891
Subaccount Inception Date October 9, 2000	2006	$1.268874	$1.417910	114,185.097
	2005	$1.148456	$1.268874	94,877.196
	2004	$1.000000	$1.148456	0.000

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Mid Cap Value Portfolio – Service Shares	2007	$1.378222	$1.456563	458
Subaccount Inception Date October 9, 2000	2006	$1.214505	$1.378222	0.000
	2005	$1.119482	$1.214505	0.000
	2004	$1.000000	$1.119482	0.000
Janus Aspen – Worldwide Growth Portfolio – Service Shares	2007	$1.244559	$1.342201	116,364
Subaccount Inception Date October 9, 2000	2006	$1.070007	$1.244559	53,547.721
	2005	$1.027724	$1.070007	0.000
	2004	$1.000000	$1.027724	0.000
MFS New Discovery Series – Service Class	2007	$1.201951	$1.211941	24,906
Subaccount Inception Date May 1, 2002	2006	$1.079196	$1.201951	0.000
	2005	$1.041845	$1.079196	0.000
	2004	$1.000000	$1.041845	0.000
MFS Total Return Series – Service Class	2007	$1.208985	$1.239118	64,681
Subaccount Inception Date May 1, 2002	2006	$1.098210	$1.208985	33,412.191
	2005	$1.085350	$1.098210	0.000
	2004	$1.000000	$1.085350	0.000

(1)	Transamerica Series Trust — All underlying subaccounts under Transamerica Series Trust have added to and/or revised the subaccounts name to include Transamerica at the beginning of the subaccount name and VP to the end of the subaccount name.

(2)	This subaccount was re-opened on May 1, 2003. If you purchased your policy prior to May 1, 2003 you may only invest in the Initial Class shares. If you purchased your policy on May 1, 2003 or after, you may only invest in Service Class shares.

(3)	Formerly known as Templeton Transamerica Global. The Transamerica Small/Mid Cap Value VP — Service Class, Transamerica Value Balanced VP — Service Class, Transamerica Index 50 VP — Service Class, Transamerica Index 75 VP — Service Class and Fidelity — VIP Balanced Portfolio — Service Class 2 had not commenced operations as of December 31, 2007 therefore, comparable data is not available.

71

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Transamerica Life Insurance Company

Financial Statements and Schedules– Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

• Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	• Phone: (515) 243-2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

A member firm of Ernst & Young Global Limited

1

• Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 3 to the financial statements, in 2006 Transamerica Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties and in 2005 the Company changed its method of accounting for certain subsidiaries and affiliates.

[GRAPHIC]

March 28, 2008

A member firm of Ernst & Young Global Limited

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$1,182,364	$1,552,965
Bonds:
Affiliated entities	512,234	501,180
Unaffiliated	27,987,619	32,103,292
Preferred stocks:
Affiliated entities	1,627	1,085
Unaffiliated	1,328,054	1,689,094
Common stocks:
Affiliated entities (cost: 2007 - $85,125; 2006 - $84,843)	84,902	82,202
Unaffiliated (cost: 2007 - $169,868; 2006 - $366,148)	175,403	393,176
Mortgage loans on real estate	6,038,594	5,760,667
Real estate (net of encumbrances):
Home office properties	6,160	6,237
Properties held for production of income	2,463	2,466
Properties held for sale	20,268	21,508
Policy loans	92,978	130,144
Receivable for securities	55,363	6,651
Other invested assets	2,152,611	1,543,092

Total cash and invested assets	39,640,640	43,793,759
Premiums deferred and uncollected	20,822	20,444
Due and accrued investment income	767,993	853,244
Reinsurance balances recoverable	5,078	2,914
Net deferred income tax asset	139,589	108,342
Receivable from parent, subsidiaries, and affiliates	69,694	165,881
Other admitted assets	105,384	109,938
Separate account assets	32,759,905	28,875,013

Total admitted assets	$73,509,105	$73,929,535

3

	December 31
	2007	2006
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$3,887,337	$4,040,838
Annuity	19,297,739	23,038,230
Accident and health	896,258	812,961
Policy and contract claim reserves:
Life	33,849	35,143
Accident and health	43,078	39,502
Liabilities for deposit-type contracts	5,962,783	7,085,285
Other policyholders’ funds	2,542	2,646
Remittances and items not allocated	135,840	167,889
Borrowed money	—	493,336
Asset valuation reserve	816,295	803,012
Interest maintenance reserve	176,160	159,356
Case level liabilities	20,561	18,865
Other liabilities	439,903	503,931
Reinsurance in unauthorized companies	15,612	—
Funds held under coinsurance and other reinsurance treaties	7,008,745	5,950,970
Transfers from separate accounts due or accrued (including $(469,120) and $(477,683) accrued for expense allowances recognized in reserves, net of reinsured allowances)	(472,791)	(482,082)
Federal and foreign income taxes payable (including $175,872 and $50,291 on realized capital gains (losses) at December 31, 2007 and 2006, respectively)	111,200	20,923
Payable for securities	133,303	90,398
Payable to affiliates	251,087	230,656
Separate account liabilities	32,759,855	28,874,898

Total liabilities	71,519,356	71,886,757
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares	3,170	3,170
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000); Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and 30,415 shares outstanding as of December 31, 2007 and 87,755 shares issued and outstanding at December 31, 2006 (total liquidation value - $877,550)	1,302	1,302
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares and Series B Preferred, $10 per share par value, 57,340 shares as of December 31, 2007. Series A Preferred, 10 per share par value, 57,340 shares as of December 31, 2006.	(631,400)	(58,000)
Paid-in surplus	1,437,881	1,437,768
Unassigned surplus	1,178,796	658,538

Total capital and surplus	1,989,749	2,042,778

Total liabilities and capital and surplus	$73,509,105	$73,929,535

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$113,191	$392,558	$734,878
Annuity	5,168,514	4,322,254	4,191,484
Accident and health	198,224	194,973	178,855
Net investment income	2,293,196	2,376,911	2,390,054
Amortization of interest maintenance reserve	14,771	21,795	39,488
Commissions and expense allowances on reinsurance ceded	55,684	187,363	105,759
Consideration for reinsurance recapture	253,942	—	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	418,291	369,936	276,684
Reserve adjustments on reinsurance ceded	1,324,466	1,234,064	(219,021)
Income from administrative service agreement with TFA	48,726	42,513	—
Other income	55,569	51,256	62,744

	9,944,574	9,193,623	7,760,925
Benefits and expenses:
Benefits paid or provided for:
Life	143,572	115,217	118,906
Accident and Health	129,402	113,547	102,075
Surrender benefits	8,253,615	7,291,738	5,415,085
Other benefits	1,425,984	1,487,689	1,380,601
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(153,501)	32,072	45,992
Annuity	(3,787,437)	(3,863,633)	(1,974,994)
Accident and health	83,297	98,588	86,538

	6,094,932	5,275,218	5,174,203
Insurance expenses:
Commissions	452,260	435,419	425,434
General insurance expenses	268,195	253,636	242,493
Insurance taxes, licenses and fees	39,076	41,256	27,899
Net transfers to separate accounts	1,727,725	2,417,521	1,365,516
Reinsurance reserve recapture	—	—	813
Change in case liability	20,561	18,865	13,640
Consideration paid on reinsurance transaction	607,721	—	—
Other expenses	621,276	396,828	216,748

	3,736,814	3,563,525	2,292,543

Total benefits and expenses	9,831,746	8,838,743	7,466,746

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains on investments	112,828	354,880	294,179
Dividends to policyholders	534	557	455

Gain from operations before federal income tax expense and net realized capital gains on investments	112,294	354,323	293,724
Federal income tax expense	71,239	136,412	4,302

Gain from operations before net realized capital gains on investments	41,055	217,911	289,422
Net realized capital gains on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	229,723	114,487	9,223

Net income	$270,778	$332,398	$298,645

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2005	$2,578	$425	$—	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	39,668	39,668
Change in other non-admitted assets		—	—	—		(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	—	(146,776)	(146,776)
Repayment of surplus in separate accounts	—	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	—	34,505	34,505
Cumulative effect of change in accounting principle	—	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	—	(1,812)	343	—
Return of capital	—	—	—		(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2005	$3,170	$1,302	$—	$575,000	$1,437,996	$400,577	$2,418,045
Cumulative effect of change in accounting principle	—	—	—	—	—	(1,665)	(1,665)
Net income	—	—	—	—	—	332,398	332,398
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	105,010	105,010
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	(3,602)	(3,602)
Change in other non-admitted assets	—	—	—	—	—	(98,040)	(98,041)
Change in asset valuation reserve	—	—	—	—	—	(139,821)	(139,821)
Repayment of surplus in separate accounts	—	—	—	—	—	79	79
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	17,264	17,264
Change in net deferred income tax asset	—	—	—	—	—	91,021	91,021
Reinsurance transactions	—	—	—	—	—	4,640	4,640
Dividend to stockholders	—	—	—	—	—	(69,803)	(69,803)
Repurchase of Series A preferred stock	—	—	(58,000)	—	—	—	(58,000)
Correction of prior period error	—	—	—	—	—	20,480	20,480
Repayment of surplus notes	—	—	—	(575,000)	—	—	(575,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	(228)	—	(228)

Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2006	$3,170	$1,302	$(58,000)	$—	$1,437,768	$658,538	$2,042,778
Net income	—	—	—	—	—	270,778	270,778
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	122,039	122,039
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	6,861	6,861
Change in other non-admitted assets	—	—	—	—	—	51,329	51,329
Change in asset valuation reserve	—	—	—	—	—	(13,283)	(13,283)
Repayment of surplus in separate accounts	—	—	—	—	—	(64)	(64)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	(15,612)	(15,612)
Change in net deferred income tax asset	—	—	—	—	—	(6,996)	(6,996)
Reinsurance transactions	—	—	—	—	—	187,828	187,828
Dividend to stockholders	—	—	—	—	—	(51,600)	(51,600)
Change in reserve on account of change in valuation basis	—	—	—	—	—	(1,736)	(1,736)
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	(573,400)
Tax benefit on stock options exercised	—	—	—	—	2	—	2
Correction of prior period error	—	—	—	—	—	(29,286)	(29,286)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	—	111	—	111

Balance at December 31, 2007	$3,170	$1,302	$(631,400)	$—	$1,437,881	$1,178,796	$1,989,749

See accompanying notes.

8

Transamerica Life Insurance Company

Statements of Cash Flow - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Operating activities
Premiums collected, net of reinsurance	$5,470,210	$4,910,880	$5,105,476
Net investment income	2,484,234	2,490,060	2,466,077
Miscellaneous income	2,305,880	1,972,319	259,085
Benefit and loss related payments	(11,509,376)	(10,395,471)	(7,792,780)
Net transfers to separate accounts	(1,720,824)	(2,326,426)	(1,199,281)
Commissions, expenses paid and aggregate write-ins for deductions	(1,998,299)	(1,155,948)	(985,993)
Dividends paid to policyholders	(521)	(523)	(584)
Federal and foreign income taxes paid	(140,792)	(53,236)	(175,128)

Net cash used in operating activities	(5,109,488)	(4,558,345)	(2,323,128)
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	19,515,825	18,812,848	23,151,411
Common stocks	422,290	200,499	83,756
Preferred stocks	587,261	398,977	361,028
Mortgage loans	992,102	1,271,404	1,303,236
Real estate	1,508	7,004	15,683
Other invested assets	492,895	346,990	284,913
Receivable for securities	42,905	66,568	17,374
Miscellaneous proceeds	5,856	—	11,490

Total investment proceeds	22,060,642	21,104,290	25,228,891
Cost of investments acquired:
Bonds	(15,271,610)	(16,845,468)	(20,643,565)
Common stock	(148,636)	(361,184)	(106,718)
Preferred stock	(179,343)	(468,081)	(223,919)
Mortgage loans	(1,269,740)	(1,266,019)	(1,346,022)
Real estate	(394)	(2,486)	(303)
Other invested assets	(861,354)	(609,485)	(396,494)
Payable for securities	(48,712)	—	(1,346,713)
Miscellaneous applications	(5,777)	(13,718)	(5,322)

Total cost of investments acquired	(17,785,566)	(19,566,441)	(24,069,056)
Net decrease (increase) in policy loans	37,166	(6,923)	(6,969)

Net cost of investments acquired	(17,748,400)	(19,573,364)	(24,076,025)

Net cash provided by investing activities	$4,312,242	$1,530,926	$1,152,866

9

Transamerica Life Insurance Company

Statements of Cash Flow - Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
Financing and miscellaneous activities
Other cash provided:
Borrowed funds received (returned)	$(491,075)	$482,624	$8,450
Net deposits (withdrawals) on deposit-type contract funds and other liabilities without life or disability contingencies	399,533	542,778	(360,558)
Funds held under reinsurance treaty with unauthorized reinsurers	1,055,389	3,654,695	973,428
Other sources	87,798	249,848	(74,352)

Total cash provided	1,051,645	4,929,945	546,968

Other cash applied:
Dividends paid to stockholders	(51,600)	(42,588)	—
Repurchase of surplus notes	—	(575,000)	—
Repurchase of preferred stock	(573,400)	(58,000)
Capital distribution	—	—	(348,051)

Total other cash applied	(625,000)	(675,588)	(348,051)

Net cash provided by financing and miscellaneous activities	426,645	4,254,357	198,917

Net increase (decrease) in cash, cash equivalents and short-term investments	(370,601)	1,226,938	(971,345)
Cash, cash equivalents and short-term investments:
Beginning of year	1,552,965	326,027	1,297,372

End of year	$1,182,364	$1,552,965	$326,027

Supplemental disclosure of cash flow information for non-cash transactions:
Dividend paid in non-affiliated stock	$—	$27,215	$—

Noncash proceeds:

Hybrid schedule reclass	$7,200	$1,231,903	$—

See accompanying notes.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2005, the Company completed a merger with Transamerica Life Insurance and Annuity Company (TALIAC), which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued Series B non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company and TALIAC restated for the period prior to the merger is as follows:

Nine Months Ended September 30 2005

Unaudited
Revenues:
Company	$3,371,185
TALIAC	2,857,854
Merger elimination	(51,949)

As restated	$6,177,090

Net income:
Company	$72,538
TALIAC	158,430
Merger elimination	(51,949)

As restated	$179,019

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico, and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CCO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual bond or mortgage loan sold. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Non-admitted Assets: Certain assets designated as “non-admitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and for guaranteed interest in group annuity contracts are recorded and for guaranteed interest in group annuity contracts using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

account value and interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software, and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes`, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years and a valuation allowance is established for deferred income tax assets not realizable.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (SVO) and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $7,200 and $1,231,903 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating. A corresponding reclassification was not made as of December 31, 2005.

Common stocks of unaffiliated companies and mutual funds are carried at fair value as determined by the SVO and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2007 and 2006 was $39,134 and $64,479, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2007 was $629. ACA was not restricted as of December 31, 2006.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Real estate occupied by the Company is reported at cost less allowances for depreciation. Land is reported at cost. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company did not recognize impairment write-downs for its investments in joint ventures and limited partnerships during the year ended December 31, 2007. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships in the amount of $2,172 and $2,261, during the years ended December 31, 2006 and 2005, respectively.

Investments in Low Income Housing Tax Credits (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued of $302 and $1,299, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus along with any adjustments for federal income taxes, until the transaction is terminated.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2007 and 2006, derivatives in the amount of $174,391 and $157,037, respectively, were reflected in the other liabilities line within the financial statements.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by the Insurance Division, Department of Commerce, of the State of Iowa.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 6.0 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $5,533,742, $4,875,079 and $3,593,932 in 2007, 2006 and 2005, respectively. In addition, the Company received $418,291, $369,936 and $276,684, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration, and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $(159), $(272) and $359 for the years ended December 31, 2007, 2006 and 2005 respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $270, $44 and $264 for years ended December 31, 2007, 2006 and 2005 respectively.

Reclassifications

Certain reclassifications have been made to the 2005 and 2006 financial statements to conform to the 2007 presentation.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2007	2006	2005
Net income (loss), State of Iowa basis	$241,492	$332,398	$298,645
State prescribed practice for secondary guarantee reinsurance	—	—	—

Net income (loss), NAIC SAP	$241,492	$332,398	$298,645

Statutory surplus, State of Iowa basis	$1,989,749	$2,042,778	$2,418,045
State prescribed practice for secondary guarantee reinsurance	(286,392)	—	—

Statutory surplus, NAIC SAP	$1,703,357	$2,042,778	$2,418,045

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

3. Accounting Changes and Correction of Errors

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48 and SSAP No. 88 and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $1,665 at January 1, 2006.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings and repurchase agreements are accounted for as collateralized lending. The cumulative effect of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

3. Accounting Changes and Correction of Errors (continued)

During 2007, the Company discovered that the cash surrender value used in the calculation of statutory reserves for a specific product did not reflect the three percent guarantee that is a part of the strategy option. As a result, the reserve balance was understated by $45,055 as of and for the year ended 2006. The current year statement of operations reflects a decrease in the change in reserve balance with an offset to unassigned surplus to correct this error.

During 2006, the Company discovered that the Interest Maintenance Reserve (IMR) incorrectly included interest-related realized gains and losses associated with specific assets supporting a block of business in which the policyholders were being credited the daily return on such investments. As a result, the IMR balance was overstated by $20,480 as of and for the year ended 2005. The 2006 financials reflect a reduction in the IMR balance with an offset to unassigned surplus to correct this error.

4. Capital and Surplus

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007 and 2006, cumulative unpaid dividends relating to the preferred shares were $24,881 and $23,828, respectively.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

4. Capital and Surplus (continued)

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company paid a preferred stock dividend of $42,588 to its Series A and Series B preferred shareholder, AEGON, on December 26, 2006. On October 23, 2006, the Company paid a preferred stock dividend to AEGON through a transfer of a non-affiliated investment in common stock with a fair value of $27,215. The Company did not pay a common stock dividend to its parent company during 2007 or 2006. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON, on September 29, 2005.

On December 19, 2006, the Company repaid the surplus notes outstanding in the amount of $575,000 with AEGON with approval from the Iowa Insurance Division.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

5. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Fair Values of Financial Instruments (continued)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy loans: The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the quoted market price at the balance sheet date. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from or payable to parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from and payable to affiliates are assumed to equal their carrying amount.

Separate accounts: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contract with no defined maturity, fair value is estimated to be the present surrender value.

Borrowed money: Fair values for borrowed money are estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

5. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$1,182,364	$1,182,364	$1,552,965	$1,552,965
Unaffiliated bonds	27,987,619	27,899,563	32,103,292	32,462,380
Unaffiliated preferred stocks	1,328,054	1,243,658	1,689,094	1,773,025
Unaffiliated common stocks	175,403	175,403	393,176	393,176
Mortgage loans on real estate	6,038,594	6,086,856	5,760,667	5,863,158
Policy loans	92,978	92,978	130,144	130,144
Interest rate caps	4,454	4,454	10,793	10,793
Receivable from parents, subsidiaries and affiliates	69,694	69,694	503,881	503,881
Separate account assets	32,759,905	32,759,905	28,875,013	28,875,013
Liabilities
Investment contract liabilities	24,409,453	24,956,387	29,617,295	30,115,504
Swaps	(179,775)	166,946	(167,913)	348,111
Borrowed money	—	—	493,336	493,336
Separate account annuity liabilities	24,693,597	24,693,979	22,890,368	22,890,368

6. Investments

The carrying amounts and estimated fair values of non-affiliated investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$400,772	$9,166	$202	$1,859	$407,877
State, municipal and other government	654,523	40,467	7,092	7,246	680,652
Public utilities	1,746,365	46,100	6,580	13,849	1,772,036
Industrial and miscellaneous	16,313,521	424,640	166,084	157,223	16,414,854
Mortgage and other asset-backed securities	8,872,438	51,606	219,631	80,269	8,624,144

	27,987,619	571,979	399,589	260,446	27,899,563
Unaffiliated preferred stocks	1,328,054	19,956	87,248	17,104	1,243,658

	$29,315,673	$591,935	$486,837	$277,550	$29,143,221

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$423,901	$2,140	$876	$5,701	$419,464
State, municipal and other government	684,807	61,035	1,710	10,418	733,714
Public utilities	2,159,941	85,344	3,766	20,344	2,221,175
Industrial and miscellaneous	18,867,823	549,897	47,310	211,195	19,159,214
Mortgage and other asset-backed securities	9,966,820	46,050	9,222	74,836	9,928,813

	32,103,292	744,466	62,884	322,494	32,462,380
Unaffiliated preferred stocks	1,689,094	94,679	2,098	8,650	1,773,025

	$33,792,386	$839,145	$64,982	$331,144	$34,235,405

The Company held bonds and preferred stock at December 31, 2007 and 2006 with a carrying value of $47,219 and $44,139, respectively, and amortized cost of $58,807 and $56,799, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2007 and 2006, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 1,027 and 1,502 securities with a carrying amount of $6,911,761 and $11,033,069 and an unrealized loss of $277,550 and $331,144 with an average price of 96.0 and 97.0 (NAIC market value/amortized cost), respectively. Of this portfolio, 95.0% and 94.4% were investment grade with associated unrealized losses of $245,901 and $291,095, respectively.

At December 31, 2007 and 2006, for securities in an unrealized loss position less than twelve months, the Company held 1,134 and 808 securities with a carrying amount of $9,766,323 and $5,751,378 and an unrealized loss of $486,837 and $64,982 with an average price of 95.0 and 46.7 (NAIC market value/amortized cost), respectively. Of this portfolio, 90.0% and 96.8% were investment grade with associated unrealized losses of $398,133 and $52,315, respectively.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired in the period the determination is made.

The estimated fair value of bonds, common stocks and preferred stocks with gross unrealized losses at December 31, 2007 and 2006 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2007
Bonds:
United States Government and agencies	$32,613	$74,807	$107,420
State, municipal and other government	121,626	82,427	204,053
Public utilities	287,588	436,534	724,122
Industrial and miscellaneous	4,462,473	3,790,402	8,252,875
Mortgage and other asset-backed securities	3,729,867	2,062,829	5,792,696

	8,634,167	6,446,999	15,081,166
Unaffiliated preferred stocks	645,319	187,211	832,530
Unaffiliated common stocks	45,390	—	45,390

	$9,324,876	$6,634,210	$15,959,086

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2006
Bonds:
United States Government and agencies	$101,985	$203,936	$305,921
State, municipal and other government	107,264	103,700	210,964
Public utilities	325,631	618,315	943,946
Industrial and miscellaneous	3,082,806	6,373,498	9,456,304
Mortgage and other asset-backed securities	1,890,306	3,081,179	4,971,485

	5,507,992	10,380,628	15,888,620
Unaffiliated preferred stocks	178,404	321,295	499,699
Unaffiliated common stocks	75,770	—	75,770

	$5,762,166	$10,701,923	$16,464,089

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,274,677	$1,270,825
Due after one year through five years	9,186,021	9,256,980
Due after five years through ten years	4,757,998	4,760,097
Due after ten years	3,896,485	3,987,517

	19,115,181	19,275,419
Mortgage and other asset-backed securities	8,872,438	8,624,144

	$27,987,619	$27,899,563

At December 31, 2007, the Company’s banking sector portfolio reported $138,938 in unrealized losses. The absolute exposure to the banking sector is large and of high quality. Because of the banking sector’s size, the absolute dollar amount of unrealized losses is large, but the overall market value as a percent of book value on all securities in an unrealized loss position is 94%. While the sector has some exposure to the subprime market, the issuers are highly diversified and any impact is not expected to be material to their credit profile.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

There is one individual issuer rated below investment grade in the banking sector. The Company’s exposure to Northern Rock PLC bonds is rated B3 and has unrealized losses of $37,989. Northern Rock PLC, a British mortgage bank, suffered a run on the bank in the fall of 2007. The Bank of England has provided guarantees and liquidity support to stabilize this UK mortgage lender, and its support is expected to continue until a buyer can be found. Given the support provided by the Bank of England, the Company does not consider Northern Rock PLC to be impaired as of December 31, 2007. Subsequent to year end, Northern Rock PLC, failed to find bids that suited the Bank of England’s loan repayment requirements. As a result, Northern Rock PLC has been nationalized. The Company’s bonds continue to remain as listed securities even under what has been described as temporary public ownership, and no impairment appears warranted.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy sub-prime mortgages directly. The Company’s position is related to so-called “asset-backed securities” (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2007 or 2006.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$1,464,313	$1,463,975	$1,365,233
Collateralized Debt Obligations	6,579	6,579	6,579

	$1,470,892	$1,470,554	$1,371,812

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007, which are reported off balance sheet for statutory reporting purposes.

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$21,352	$21,357	$20,210

At December 31, 2007, the Company’s residential mortgage backed securities sub-sector, CMO Non Agency-whole loan, reported $78,760 in unrealized losses. The majority of the unrealized loss is attributed to SASCO (Structured Asset Securities Corporation) in the amount of $37,766. The Company owns several securities under the SASCO name, with each deal containing its own unique pool of collateral and representing a separate and distinct trust. The combination of low reset margin, slower prepayment speeds, illiquidity in the market and general level of credit spread widening have pushed the overall market value as a percent of book on those residential mortgage backed securities bonds in an unrealized loss position of 92%. The unrealized loss on SASCO is not credit driven but rather a reflection of the move in interest rates and credit spreads relative to where these deals were originally priced.

A detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Bonds	$1,779,152	$1,908,966	$2,054,492
Preferred stock	96,000	89,786	23,293
Common stock	5,313	5,404	3,688
Mortgage loans	395,076	389,683	383,849
Real estate	3,573	4,238	4,871
Policy loans	7,684	8,501	9,277
Derivatives	6,734	(6,687)	(29,658)
Cash, cash equivalents and short-term investments	76,339	24,043	12,461
Other	19,073	68,733	65,023

Gross investment income	2,388,944	2,492,667	2,527,296
Less investment expenses	(95,748)	(115,756)	(137,242)

Net investment income	$2,293,196	$2,376,911	$2,390,054

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$20,110,285	$20,443,729	$23,512,439

Gross realized gains	$413,061	$259,277	$291,791
Gross realized losses	(194,877)	(223,665)	(203,370)

Net realized gains	$218,184	$35,612	$88,421

Gross realized losses for the years ended December 31, 2007, 2006 and 2005 include $37,211, $21,993 and $42,184, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2007	2006	2005
Bonds	$193,427	$(758)	$97,640
Preferred stocks	24,757	36,370	(9,219)
Common stocks	77,658	(1,982)	(4,465)
Mortgage loans on real estate	2,962	385	(3,054)
Real estate	26	515	2,538
Short-term investments	(5,737)	(5)	(7)
Derivatives	(13,505)	6,275	(27,493)
Other invested assets	157,582	110,648	69,851

	437,170	151,448	125,791
Tax effect	(175,872)	(50,291)	(53,227)
Transfer to interest maintenance reserve	(31,575)	13,330	(63,341)

Net realized capital gains on investments	$229,723	$114,487	$9,223

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2007	2006	2005
Bonds	$1,072	$13,177	$(112,374)
Preferred stocks	585	45,805	1,816
Common stocks	(21,486)	(5,460)	5,085
Affiliated entities	2,417	7,086	2,619
Other invested assets	161,158	116,799	58,498
Derivative instruments	11,198	(59,193)	88,809

Change in net unrealized capital gains/(losses)	$154,944	$118,214	$44,453

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2007	2006
Unrealized gains	$24,188	$34,180
Unrealized losses	(18,647)	(7,153)

Net unrealized gains	$5,541	$27,027

During 2007, the Company issued mortgage loans with interest rates ranging from 5.55% to 9.58% for commercial loans and 6.30% to 9.45% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $18 were non-income producing for the previous 180 days. Accrued interest of $3 and $4 related to these mortgage loans was excluded from investment income at December 31, 2007 and 2006, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

The Company did not recognize any impaired loans with a related allowance for credit losses as of December 31, 2007 or 2006. There were also no impaired mortgage loans held without an allowance for credit losses as of December 31, 2007 or 2006. The average recorded investment in impaired loans during 2006 was $17.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 for the year ended December 31, 2005. Interest income in the amount of $126 was recognized on a cash basis for the year ended December 31, 2005. There was no interest income on impaired loans recognized nor was there any interest income recognized on a cash basis for years ended December 31, 2007 and 2006.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2007	2006	2005
Balance at beginning of period	$—	$104	$8,184
Additions, net charged to operations	—	—	838
Reduction due to write-downs charged against the allowance	—	104	7,612
Recoveries in amounts previously charged off	—	—	1,306

Balance at end of period	$—	$—	$104

At December 31, 2007 and 2006, the Company had recorded investments in restructured securities of $672 and $9,644, respectively. The capital gains (losses) taken as a direct result of restructures in 2007 and 2006 were $(75) and $4,198, respectively. There were no capital gains taken as a direct result of restructures in 2005. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2007, 2006 and 2005, the Company had no loans for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2007, 2006 and 2005 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $105,211 and $172,414, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2007	2006		2007	2006
Pacific	22%	22%	Office	36%	35%
South Atlantic	21	21	Industrial	20	21
Middle Atlantic	17	17	Retail	17	16
Mountain	16	15	Apartment	16	19
E. North Central	9	10	Agriculture	6	4
W. North Central	5	5	Other	4	4
W. South Central	5	5	Medical	1	1
E. South Central	3	3
New England	2	2

For the year ending December 31, 2007, the Company has 36 Low Income Housing Tax Credits. The remaining years of unexpired tax credits ranged from 2 to12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 4 to 16 years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2019 is $15,733. There were no impairment losses, write-downs or reclassifications during the year related to these credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 24 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be marked to fair value through surplus. For the year ended December 31, 2007, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2007 and 2006, the Company has recorded $5,572 and $(2,256), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2007 or 2006 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides a receipt of payments in the event interest rates fall below the strike rates in the contract. An interest rate floor is designed to generate cash flows to offset lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $198,205 and $170,856, respectively, and credit default swaps with a fair value of $(1,344) and $1,128, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $402,904 and $(230,573), respectively.

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2007	2006
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$5,641,240	$6,156,247
Receive floating – pay fixed	5,325,510	6,860,032
Receive fixed – pay fixed	129,869	107,148
Receive floating (uncapped) – pay floating (capped)	3,254,357	4,093,896
Interest rate cap agreement	4,500,000	4,521,900
Interest rate floor agreements	60,800	59,200

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

6. Investments (continued)

At December 31, 2007, investments with an aggregate carrying value of $60,914 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

7. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$8,481,394	$7,282,848	$6,263,720
Reinsurance assumed – non affiliates	28,936	4,025	4,151
Reinsurance assumed – affiliates	46,715	229,506	118,163
Reinsurance ceded – non affiliates	(121,441)	(99,068)	(143,292)
Reinsurance ceded – affiliates	(2,955,675)	(2,507,526)	(1,137,525)

Net premiums earned	$5,479,929	$4,909,785	$5,105,217

The Company received reinsurance recoveries in the amount of $306,393, $266,434 and $207,576, during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,986 and $12,977, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $11,702,802 and $8,260,587, respectively.

The net amount of the reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled is $21,653.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

At December 31, 2007 and 2006, amounts recoverable from unaffiliated unauthorized reinsurers of $474 and $1,034, respectively, and reserve credits for reinsurance ceded of $20,287 and $25,221, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $21,765 and $27,616 at December 31, 2007 and 2006, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2007, 2006 and 2005, $1,119, $1,403 and $1,437, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2007, 2006 and 2005, the Company has amortized $3,304 per year into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $376,833, $585,938, and $625,459 at December 31, 2007, 2006, and 2005, respectively.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $19,855 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to unassigned surplus on a net of tax basis. During 2007, 2006 and 2005, the Company has amortized $1,538, $2,632 and $985, respectively, into earnings with a corresponding charge to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica Ireland Reinsurance, an affiliate, to retrocede an inforce block of universal life business. The initial commission expense allowance received of $148,162 less ceded reserves of $169,062 resulted in an initial transaction gain of $20,900 pre-tax ($13,585 net of tax). The net of tax gain was reclassified to unassigned surplus. During 2007 and 2006, the Company amortized $1,019 and $1,359 into earnings with a corresponding charge to unassigned surplus, respectively.

Effective December 31, 2007, TIRE recaptured all inforce business that was previously retroceded to the Company under the retrocessional agreement effective January 1, 2003. The difference between the life and claim reserves released of $172 and $11, respectively, and consideration paid of $82 was included in the Statement of Operations.

The Company entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRE in 2003. The Company assumed assets of $4,690 associated with this business and paid recapture consideration of $308. Reserves recaptured included life reserves of $1,070 and claim reserves of $111. As a result, a pre-tax gain of $3,201 was included in the Statement of Operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $1,608 ($1,045 net of tax). Prior to this transaction, the Company had amortized $365 and $380 on a pre-tax basis ($237 and $247 on a net of tax basis) into earnings for 2007 and 2006, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2007, the Company and Life Investors Insurance Company of America (LIICA), an affiliate of the Company, entered into an indemnity reinsurance agreement to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by LIICA, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $104,707.

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

7. Reinsurance (continued)

The Company and Monumental Life Insurance Company (MLIC), an affiliate of the Company, also entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by MLIC or People’s Benefit Life Insurance Company, which was merged by operation of law into MLIC effective October 1, 2007, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

The Company entered into an indemnity reinsurance agreement effective December 31, 2007, with TOLIC to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by TOLIC and assumed by TOLIC on policies originally issued by Transamerica Life (Bermuda) Ltd., an affiliate of the Company, with issue dates ranging from January 1, 2007 through December 31, 2007, and also will be covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $143,515.

Subsequent to the above transactions, also effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus.

On October 1, 2007 the Company recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $249,642 and the commission expense allowance paid was $3,386, for a net consideration received of $246,256. Reserves recaptured were $249,642. The resulting pretax loss of $3,386 was included in the Statement of Operations.

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2007 the Company amortized $995 into earnings with a corresponding charge to unassigned surplus.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2007	2006
Deferred income tax assets:
Guaranty funds	$2,984	$6,350
Non-admitted assets	6,455	6,959
807(f) assets	6,910	6,042
Partnerships	61,354	33,185
Tax basis deferred acquisition costs	265,534	242,335
Reserves	107,173	103,702
Unrealized capital losses	23,150	44,330
Derivatives	75,277	36,455
Deferred intercompany losses	15,139	11,042
Other	13,290	7,690

Total deferred income tax assets	577,266	498,090
Non-admitted deferred tax assets	176,768	251,610

Admitted deferred tax assets	400,498	246,480
Deferred income tax liabilities:
Unrealized capital gains	87,516	112,838
807(f) liability	6,629	6,742
Accrued dividends	443	3,561
Deferred intercompany gains	14,556	13,724
Partnerships	150,914	—
Other	851	1,273

Total deferred income tax liabilities	260,909	138,138

Net admitted deferred tax asset	$139,589	$108,342

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred tax assets	$577,266	$498,090	$79,176
Total deferred tax liabilities	260,909	138,138	122,771

Net deferred tax asset	$316,357	$359,952	(43,595)

Tax effect of unrealized gains (losses)			36,599

Change in net deferred income tax			$(6,996)

	December 31
	2006	2005	Change
Total deferred tax assets	$498,090	$464,807	$33,283
Total deferred tax liabilities	138,138	179,070	40,932

Net deferred tax asset	$359,952	$285,737	74,215

Tax effect of unrealized gains (losses)			16,806

Change in net deferred income tax			$91,021

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$192,312	$177,020	$146,830
Deferred acquisition costs – tax basis	25,195	28,780	3,237
Dividends received deduction	(19,606)	(22,343)	(22,887)
IMR amortization	(5,170)	(7,628)	(13,821)
Investment income items	14,361	(7,952)	42
Limited partnerships book/tax difference	(1,363)	(3,754)	(2,477)
Miscellaneous accruals	2,706	(339)	(1,664)
Non-Deductible items	382	433	202
Prior year over (under) accrual	13,036	33,117	(40,480)
Reinsurance transactions	65,740	1,624	(2,094)
Tax credits	(38,023)	(9,115)	(5,854)
Tax reserve adjustment	(2,382)	(285)	(3,549)
Other	(77)	(2,855)	44

Federal income tax expense on operations and capital gains (losses) on investments	247,111	186,703	57,529
Less tax (benefit) on capital gains (losses)	175,872	50,291	53,227

Total federal income tax expense	$71,239	$136,412	$4,302

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$247,111	$186,703	$57,529
Change in net deferred income taxes	6,996	(91,021)	(34,505)

Total statutory income taxes	$254,107	$95,682	$23,024

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

8. Income Taxes (continued)

In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis. At December 31, 2006, the consolidated returns had no loss carryforwards. A tax return has not yet been filed for 2007.

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was negligible and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing arguments have been executed through 2000. The examination fieldwork for 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is underway for 2005 and 2006.

Income taxes incurred during 2007, 2006 and 2005 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $324,348, $244,223 and $137,713, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA. A distribution from the PSA was made in 2006 in the amount of $20,258, which reduced the balance in the PSA to zero. Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the PSA and are not taxed. There was no reduction to net earnings due to this distribution.

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2007		2006
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal With market value adjustment	$2,649,492	5%	$3,073,540	5%
At book value less current surrender charge of 5% or more	4,946,290	9	6,661,713	11
At fair value	24,766,862	45	22,471,785	38

Total with adjustment or at market value	32,362,644	59	32,207,038	54
At book value without adjustment (minimal or no charge or adjustment)	12,290,063	23	13,065,825	22
Not subject to discretionary withdrawal	9,938,264	18	14,206,871	24

Total annuity reserves and deposit fund liabilities - before reinsurance	54,590,971	100%	59,479,734	100%

Less reinsurance ceded	4,508,540		6,254,160

Net annuity reserves and deposit fund liabilities	$50,082,431		$53,225,574

Included in the liability for deposit-type contracts at December 31, 2007 and 2006 are $843,245 and $2,215,320, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2007, the contractual maturities were as follows:

Year	Amount
2008	$—
2009	372,903
2010	55,451
2011	125,294
2012	52,646
Thereafter	236,951

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC, an affiliate. The liabilities assumed are $4,122,609 and $5,805,497 at December 31, 2007 and 2006, respectively.

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007 and 2006 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$14,714	$—	$5,528,274	$5,542,988

Reserves for separate accounts with assets at:
Fair value	$—	$—	$30,695,300	$30,695,300
Amortized cost	521,653	—	—	521,653

Total at December 31, 2007	$521,653	$—	$30,695,300	$31,216,953

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$41,480	$—	$—	$41,480
At fair value	—	—	30,695,300	30,695,300
At book value without market value adjustment and with current surrender charge of less than 5%	480,173	—	—	480,173
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2007	$521,653	$—	$30,695,300	$31,216,953

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$7,471	$—	$4,874,131	$4,881,602

Reserves for separate accounts with assets at:
Fair value	$—	$—	$27,230,773	$27,230,773
Amortized cost	493,802	—	—	493,802

Total at December 31, 2005	$493,802	$—	$27,230,773	$27,724,575

Reserves for separate accounts by withdrawal characteristics at December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$37,244	$—	$—	$37,244
At fair value	—	—	27,230,773	27,230,773
At book value without market value adjustment and with current surrender charge of less than 5%	456,558	—	—	456,558
Not subject to discretionary withdrawal	—	—	—	—

Total separate account liabilities at December 31, 2006	$493,802	$—	$27,230,773	$27,724,575

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$5,533,742	$4,875,079	$3,593,932
Transfers from separate accounts	(3,805,743)	(2,463,321)	(2,235,249)

Net transfers to separate accounts	1,727,999	2,411,758	1,358,683
Miscellaneous reconciling adjustments	(274)	5,763	6,833

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,727,725	$2,417,521	$1,365,516

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $78,402 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the Statement of Operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

At December 31, 2007 and 2006, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2007
Minimum guaranteed death benefit	$15,411,880	$224,163	$16,502
Minimum guaranteed income benefit	7,936,482	162,120	9,608
Guaranteed premium accumulation fund	53,508	8,212	–
Minimum guaranteed withdrawal benefit	3,483,468	36,448	(10,328)
December 31, 2006
Minimum guaranteed death benefit	$14,637,639	$174,306	$18,781
Minimum guaranteed income benefit	9,710,748	134,293	8,043
Guaranteed premium accumulation fund	54,534	8,575	–
Minimum guaranteed withdrawal benefit	60,452	440	–

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a stand alone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization, and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2007 and 2006, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$559	$399	$160
Ordinary direct renewal business	21,399	7,100	14,299
Group life direct business	2,665	2,060	605

Total life and annuity	24,623	9,559	15,064
Accident and health – direct	5,758	—	5,758

	$30,381	$9,559	$20,822

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

9. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$4,172	$2,781	$1,391
Ordinary direct renewal business	21,163	6,794	14,369
Group life direct business	2,680	1,913	767

Total life and annuity	28,015	11,488	16,527
Accident and health - direct	3,917	—	3,917

	$31,932	$11,488	$20,444

At December 31, 2007 and 2006, the Company had insurance in force aggregating $734,408 and $853,719, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $121,452 and $24,001 to cover these deficiencies at December 31, 2007 and 2006, respectively.

10. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2008, without the prior approval of insurance regulatory authorities, is $198,528.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2007, 2006 and 2005 was $3,310, $2,679 and $2,789, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,912, $1,683 and $1,515 were allocated for the years ended December 31, 2007, 2006 and 2005, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2007, 2006 and 2005 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $278, $215 and $273, for the years ended December 31, 2007, 2006 and 2005, respectively.

12. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities

During 2006 and 2005, the Company sold $6,050 and $10,788, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as non-admitted receivables. Receivables in the amount of $13,383 and $9,846 were non-admitted as of December 31, 2007 and 2006, respectively.

The Company has recorded liabilities of $127,333 and $156,180 for municipal reverse repurchase agreements as of December 31, 2007 and 2006, respectively. The reverse repurchase agreements are collateralized by securities with book values of $135,974 and $161,711 as of December 31, 2007 and 2006, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.63%.

At December 31, 2007, the Company did not participate in dollar reverse repurchase agreements. At December 31, 2006, securities with a book value of $486,968 and a market value of $489,615 were subject to dollar reverse repurchase agreements. The Company has an outstanding liability for borrowed money in the amount of $493,336 as of December 31, 2006 due to participation in dollar reverse repurchase agreements.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

12. Sales, Transfer, and Servicing of Financial Assets, and Extinguishments of Liabilities (continued)

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 100%/102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 100%/102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 100%/102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security. At December 31, 2007 and 2006, the value of securities loaned amounted to $1,079,702, and $1,501,263, respectively. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

13. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $89,291, $108,387 and $82,913, respectively, for these services, which approximates their costs to the affiliates. During 2006, the Company executed an administrative service agreement with Transamerica Fund Advisors, Inc. (TFA) to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $48,726 and $42,513 for these services during 2007 and 2006, respectively.

Payables to affiliates bear interest at the thirty-day commercial paper rate. At December 31, 2007 and 2006, the Company reported a net amount of $110,594 and $64,775 due to Parent, Subsidiary and Affiliated Companies, respectively. The 2007 balance excludes $70,800 of short-term intercompany notes payable. The 2006 balance excludes $338,000 of short-term intercompany notes receivable. Terms of the settlement require that these amounts are settled within 90 days.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

13. Related Party Transactions (continued)

At December 31, 2007 the Company had short-term notes receivable of $314,800, $29,700, and $595,600 from Transamerica Corporation, TIRE and AEGON, respectively. The Transamerica Corporation note is due by August 28, 2008 and bears interest at 5.28%. The TIRE and AEGON notes are due by December 10, 2008 and December 27, 2008, respectively. Both of these notes bear interest at 4.75%. These notes are reported as short-term investments. The Company has short-term notes payable to TOLIC, LIICA and Stonebridge Life Insurance Company of $42,500, $18,400 and $9,900 at December 31, 2007. All three notes are due by December 30, 2008 and bear interest at 4.75%. At December 31, 2006 the Company had a short-term note receivable of $338,000 from Transamerica Corporation. The note was due by June 22, 2007. During 2007, 2006 and 2005, the Company paid net interest of $7,774, $5,767 and $14,352, respectively, to affiliates.

At December 31, 2007 and 2006, the Company has a note payable to Commonwealth General Corporation of $10,000, bearing interest at 6% and due on December 31, 2030.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $264,159 and $255,273 at December 31, 2007 and 2006, respectively.

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,485,324 as of December 31, 2007. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

14. Commitments and Contingencies (continued)

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2007, 2006 and 2005, the Company had entered into an agreement with commitment amounts of $21,090, $21,090 and $21,090, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2007 and 2006, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $38,086 and $(10,668), respectively.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2007 and 2006, the Company has pledged invested assets with a carrying value and market value of $117,615 and $118,526, respectively, in conjunction with these transactions.

Assets in the amount of $1,598,229 and $1,553,519 as of December 31, 2007 and 2006, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company has contingent commitments for $706,323 and $649,558 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $15,733 and $3,361, respectively.

At December 31, 2007 and 2006 the Company has mortgage loan commitments of $199,312 and $381,650, respectively.

Private placement commitments outstanding were at December 31, 2007 and 2006 were $83,844 and $144,009 respectively.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

14. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $3,497 and $3,931 with no offsetting premium tax benefit at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $813, $1,116 and $286 for the years ended December 31, 2007, 2006 and 2005, respectively.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

15. Reconciliation to Statutory Annual Statement

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2007 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

2007
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$73,509,106
Adjust federal income tax recoverable	–

Assets as reported in the accompanying audited statutory-basis balance sheet	$73,509,106

Liabilities as reported in the Company’s Annual Statement	$71,519,356
Adjust federal income taxes payable	–

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$71,519,356

Capital and surplus as reported in the Company’s Annual Statement	$1,989,749
Decrease change in aggregate reserves for annuity policies and contracts	45,055
Adjust federal income tax expense	(15,769)
Decrease surplus net of tax – correction of an error	(29,286)

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$1,989,749

Statements of Income (Operations):
Statutory net income (loss) as reported in the Company’s Annual Statement	$241,492
Decrease change in aggregate reserves for annuity policies and contracts	45,055
Adjust federal income tax expense	(15,769)

Total statutory net income (loss) per financial statements	$270,778

The 2007 Annual Statement included an increase in aggregate reserves for annuity policies and contract that should have been recognized through income during 2006. There was no impact to the 2006 or 2005 financial statements due to this change.

64

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$447,899	$455,339	$447,899
States, municipalities and political subdivisions	1,147,105	1,150,824	1,147,105
Foreign governments	495,284	524,821	495,284
Public utilities	1,746,365	1,772,036	1,746,365
All other corporate bonds	24,150,966	23,996,543	24,150,966
Preferred stocks	1,328,054	1,243,658	1,328,054

Total fixed maturities	29,315,673	29,143,221	29,315,673
Equity securities
Common stocks:
Public utilities	–	–	–
Banks, trust and insurance	68,085	68,012	68,012
Industrial, miscellaneous and all other	101,783	107,391	107,391

Total common stocks	169,868	175,403	175,403
Mortgage loans on real estate	6,038,594		6,038,594
Real estate	28,891		28,891
Policy loans	92,978		92,978
Other long-term investments	2,152,611		2,152,611
Cash, cash equivalents and short-term investments	1,182,364		1,182,364

Total investments	$38,980,979		$38,986,514

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

65

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$3,589,561	$–	$24,055	$56,610	$274,448	$84,829	$1,813,371
Individual health	735,347	11,524	26,983	129,011	51,650	155,934	37,813	$129,457
Group life and health	443,821	3,342	23,159	125,794	32,405	106,638	72,145	209,854
Annuity	19,297,739	–	2,730	5,168,514	1,934,693	5,792,586	1,813,485

	$24,066,468	$14,866	$76,927	$5,479,929	$2,293,196	$6,139,987	$3,736,814

Year ended December 31, 2006
Individual life	$3,757,098	$–	$22,168	$331,370	$254,197	$237,374	$1,991,303
Individual health	654,089	12,108	27,846	132,849	41,169	168,879	39,561	$132,054
Group life and health	426,975	3,529	20,792	123,312	28,551	91,478	66,974	200,964
Annuity	23,038,230	–	3,839	4,322,254	2,052,994	4,777,487	1,465,687

	$27,876,392	$15,637	$74,645	$4,909,785	$2,376,911	$5,275,218	$3,563,525

Year ended December 31, 2005
Individual life	$3,733,738	$–	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	–	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

*Allocations	of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

66

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$35,254,514	$6,996,197	$93,241	$28,351,558	0%

Premiums:
Individual life	$1,867,637	$1,814,808	$3,781	$56,610	7
Individual health	129,457	446	–	129,011	0
Group life and health	209,854	84,060	–	125,794	0
Annuity	6,274,446	1,177,802	71,870	5,168,514	1

	$8,481,394	$3,077,116	$75,651	$5,479,929	1%

Year ended December 31, 2006
Life insurance in force	$37,877,300	$6,921,308	$99,276	$31,055,268	0%

Premiums:
Individual life	$2,005,429	$1,678,175	$4,116	$331,370	1%
Individual health	132,054	(795)	–	132,849	0
Group life and health	200,964	77,652	–	123,312	0
Annuity	4,944,401	851,562	229,415	4,322,254	5

	$7,282,848	$2,606,594	$233,531	$4,909,785	5%

Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	–	126,590	0
Group life and health	214,013	85,727	–	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

67

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA B

Year Ended December 31, 2007

Transamerica Life Insurance Company Separate

Account VA B

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Landmark Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA B (comprised of the Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, International Moderate Growth, MFS International Equity, American Century Large Company Value, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Small/Mid Cap Value, Transamerica Science and Technology, Jennison Growth, JPMorgan Enhanced Index, Marsico Growth, BlackRock Large Cap Value, MFS High Yield, PIMCO Total Return, Legg Mason Partners All Cap, Templeton Transamerica Global, Transamerica Balanced (A/T), Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica U. S. Government Securities, Transamerica U.S. Government Securities – PAM Fund, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price Small Cap, Van Kampen Active International Allocation, Van Kampen Large Cap Core, Van Kampen Mid-Cap Growth, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstien Growth & Income, AllianceBernstien Large Cap Growth, Janus Aspen – Mid Cap Growth, Janus Aspen – Mid Cap Value, Janus Aspen – Worldwide Growth, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, STI Classic Capital Appreciation, STI Classic Large Cap Relative Value, STI Classic Mid-Cap Equity, STI Classic Small Cap Value Equity, STI Classic Large Cap Value Equity, MTB Large-Cap Growth Fund II, MTB Large-Cap Value Fund II, MTB Managed Allocation Fund – Moderate Growth II, MTB Managed Allocation Fund – Aggressive Growth II, MTB Managed Allocation Fund – Conservative Growth II, Huntington VA Dividend Capture, Huntington VA Growth, Huntington VA Equity Income, Huntington VA International Equity, Huntington VA Macro 100, Huntington VA Mid Corp America, Huntington VA Mortgage Securities, Huntington VA New Economy, Huntington VA Real Strategies, Huntington VA Rotating Markets, Huntington VA Situs Small Cap, BlackRock Basic Value V.I., BlackRock High Income V.I., and BlackRock Global Allocation V.I. subaccounts), as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Life Insurance Company Separate Account VA B at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

March 21, 2008

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	22,291,808.074	31,220,340.074	55,710,607.638	68,253,292.723

Cost	$257,532,537	$367,814,653	$601,281,684	$784,839,060

Number of shares—Service	10,389,118.450	9,835,508.002	35,006,819.701	58,147,347.199

Cost	$119,592,448	$126,863,827	$431,954,456	$769,085,155

Investments in mutual funds, at net asset value	$374,984,390	$564,355,477	$1,167,804,336	$1,772,642,269
Receivable for units sold	4	—	—	127

Total assets	374,984,394	564,355,477	1,167,804,336	1,772,642,396

Liabilities
Payable for units redeemed	—	32	239	—

	$374,984,394	$564,355,445	$1,167,804,097	$1,772,642,396

Net Assets:
Deferred annuity contracts terminable by owners	$374,984,394	$564,355,445	$1,167,804,097	$1,772,642,396

Total net assets	$374,984,394	$564,355,445	$1,167,804,097	$1,772,642,396

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	7,308,853.7581	10,260,913.2054	13,893,663.7876	24,755,433.0793

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	36,992,326.1850	38,214,206.6497	87,307,708.4204	90,450,701.1494

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	3,948,873.2108	5,094,102.0557	8,098,229.0823	9,730,888.3685

M&E—1.40%—(B)	779,590.7225	1,992,435.6198	942,790.4350	2,640,862.2985

M&E—1.40%—(D)	902,413.9735	5,233,468.1207	4,546,835.5689	6,408,855.9294

M&E—1.50%—(A)	19,782,009.8797	40,161,767.5935	60,585,541.4041	96,121,140.0668

M&E—1.50%—(B)	3,459,057.7828	1,485,357.2693	3,763,149.0195	3,794,143.9212

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	95,095,787.4252	147,992,055.6759	264,584,613.5830	337,111,842.0089

M&E—1.55%—(D)	13,422,928.5606	16,252,271.3765	39,120,921.0375	40,992,805.0538

M&E—1.65%—(B)	4,559,401.5389	8,836,631.4563	12,903,497.9915	20,753,110.8120

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.393535	$1.582269	$1.469438	$1.538888

M&E—1.25%—(B)	$1.021416	$1.012200	$1.029175	$1.020832

M&E—1.30%—(A)	$1.389635	$1.577851	$1.465301	$1.534546

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$1.381913	$1.569060	$1.457116	$1.526006

M&E—1.40%—(B)	$1.258893	$1.484088	$1.343250	$1.426601

M&E—1.40%—(D)	$1.381913	$1.569060	$1.457116	$1.526006

M&E—1.50%—(A)	$1.374142	$1.560311	$1.449009	$1.517482

M&E—1.50%—(B)	$1.374142	$1.560311	$1.449009	$1.517482

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$1.370333	$1.555945	$1.444964	$1.513286

M&E—1.55%—(D)	$1.370333	$1.555945	$1.444964	$1.513286

M&E—1.65%—(B)	$1.362730	$1.547312	$1.436940	$1.504829

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.351352	$1.534391	$1.424937	$1.492329

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.332706	$1.513235	$1.405279	$1.471687

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	43,420,716.6776	32,450,970.4430	154,500,232.2452	261,511,843.2527

M&E—1.30%—(C)	—	—	—	123,764.7172

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	9,512,216.6590	14,643,430.9450	34,983,026.6842	79,262,420.6607

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	199,428.9873	46,777.6600

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	5,058,971.9876	2,892,235.9447	14,031,740.9058	13,361,405.2352

M&E—1.70%—(B)	9,911,600.4486	4,287,595.5711	32,989,878.9930	41,359,455.9158

M&E—1.80%—(A)	8,644,435.2802	6,578,433.5546	31,189,294.3686	40,095,191.4665

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	750,536.1052	2,099,128.3354	4,847,202.0246	10,704,039.3386

M&E—1.90%—(B)	2,084,202.6443	966,514.4832	6,045,535.7431	20,513,887.8538

M&E—2.00%—(A)	2,812,590.7174	1,602,759.1354	7,995,200.5821	15,393,378.0171

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	1,435,409.2340	6,034,694.7883	4,795,439.9121	6,214,163.5000

M&E—2.20%—(B)	1,573,755.9747	5,036,939.3142	4,569,216.8102	5,561,161.8062

M&E—2.30%—(A)	54,767.1347	48,910.6552	247,800.1933	681,339.2064

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.465065	$1.874319	$1.599207	$1.738795

M&E—1.30%—(C)	$1.024708	$1.028389	$1.030584	$1.029953

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.451655	$1.857109	$1.584543	$1.722889

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.024086	$1.027767	$1.029956	$1.029336

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.441652	$1.844349	$1.573670	$1.711018

M&E—1.70%—(B)	$1.077281	$1.106560	$1.100000	$1.103389

M&E—1.80%—(A)	$1.431771	$1.831726	$1.562871	$1.699284

M&E—1.80%—(C)	$1.023157	$1.026835	$1.029029	$1.028404

M&E—1.85%—(B)	$1.428490	$1.827501	$1.559272	$1.695380

M&E—1.90%—(B)	$1.073776	$1.102931	$1.096387	$1.099775

M&E—2.00%—(A)	$1.418718	$1.814984	$1.548620	$1.683809

M&E—2.00%—(C)	$1.022542	$1.026215	$1.028406	$1.027781

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.408993	$1.802573	$1.538027	$1.672295

M&E—2.20%—(B)	$1.068508	$1.097527	$1.091028	$1.094403

M&E—2.30%—(A)	$1.399371	$1.790255	$1.527528	$1.660836

M&E—2.30%—(C)	$1.021621	$1.025291	$1.027483	$1.026855

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Assets
Investment in securities:
Number of shares—Initial	6,989,526.121	12,317,347.646	3,137,317.911	14,418,833.977

Cost	$75,504,124	$107,293,691	$34,498,284	$150,317,821

Number of shares—Service	—	896,350.297	176,289.664	1,180,677.397

Cost	$—	$8,513,196	$1,997,991	$12,756,811

Investments in mutual funds, at net asset value	$77,443,949	$117,265,930	$36,812,417	$152,839,791
Receivable for units sold	—	60	—	—

Total assets	77,443,949	117,265,990	36,812,417	152,839,791

Liabilities
Payable for units redeemed	20	—	11	7

	$77,443,929	$117,265,990	$36,812,406	$152,839,784

Net Assets:
Deferred annuity contracts terminable by owners	$77,443,929	$117,265,990	$36,812,406	$152,839,784

Total net assets	$77,443,929	$117,265,990	$36,812,406	$152,839,784

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	459,038.4505	5,409,816.9712	3,054,375.0715	5,331,567.0827

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	34,098,767.3586	13,082,556.7547	4,983,718.9531	13,568,022.1492

M&E—1.30%—(C)	1,144.7281	—	—	—

M&E—1.40%—(A)	190,766.1075	1,865,662.3260	508,857.1630	4,749,850.0902

M&E—1.40%—(B)	—	228,355.0538	45,776.1892	783,213.0761

M&E—1.40%—(D)	34,646.6844	1,080,513.9060	361,444.6502	2,588,145.2646

M&E—1.50%—(A)	11,608,678.1726	16,166,666.6533	6,017,672.5282	17,973,496.4639

M&E—1.50%—(B)	263,918.9875	466,739.7477	269,039.5956	1,198,719.1478

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	2,428,986.5466	37,240,562.8302	9,942,124.5891	30,167,874.3752

M&E—1.55%—(D)	564,290.7479	3,469,114.8079	1,194,542.4893	4,071,774.1474

M&E—1.65%—(B)	979,785.3267	2,516,786.5511	889,327.9759	9,654,106.9526

M&E—1.70%—(B)	6,501,343.0240	—	—	—

M&E—1.80%—(A)	9,164,237.5730	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	130,037.7075	—	—	—

M&E—1.90%—(B)	1,219,711.1238	—	—	—

M&E—2.00%—(A)	1,196,559.9690	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	367,405.0650	—	—	—

M&E—2.20%—(B)	1,063,852.3008	—	—	—

M&E—2.30%—(A)	13,217.3135	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.106246	$1.311199	$1.272009	$1.335529

M&E—1.25%—(B)	—	$1.008122	$0.936886	$1.005146

M&E—1.30%—(A)	$1.105324	$1.612043	$1.396009	$1.548570

M&E—1.30%—(C)	$1.036252	—	—	—

M&E—1.40%—(A)	$1.103520	$1.298322	$1.259464	$1.711650

M&E—1.40%—(B)	—	$1.600815	$1.312933	$1.388338

M&E—1.40%—(D)	$1.103520	$1.298322	$1.259464	$1.711650

M&E—1.50%—(A)	$1.101698	$1.289772	$1.251225	$1.313779

M&E—1.50%—(B)	$1.101698	$1.289772	$1.251225	$1.694995

M&E—1.50%—(C)	$1.035629	—	—	—

M&E—1.55%—(A)	$1.100802	$1.285611	$1.247137	$1.686762

M&E—1.55%—(D)	$1.100802	$1.285611	$1.247137	$1.686762

M&E—1.65%—(B)	$1.098976	$1.277171	$1.238951	$1.670426

M&E—1.70%—(B)	$1.098098	—	—	—

M&E—1.80%—(A)	$1.096293	$1.567689	$1.357548	$1.505925

M&E—1.80%—(C)	$1.034687	—	—	—

M&E—1.85%—(B)	$1.095389	—	—	—

M&E—1.90%—(B)	$1.094494	—	—	—

M&E—2.00%—(A)	$1.092699	—	—	—

M&E—2.00%—(C)	$1.034067	—	—	—

M&E—2.05%—(A)	$1.091801	$1.546026	$1.338795	$1.485100

M&E—2.15%—(B)	$1.090028	—	—	—

M&E—2.20%—(B)	$1.089131	—	—	—

M&E—2.30%—(A)	$1.087356	—	—	—

M&E—2.30%—(C)	$1.033136	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	1,541,101.1020	617,394.7020	2,565,002.9273

M&E—1.30%—(C)	—	6,428.2405	5,004.4614	2,296.2309

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	828,352.7563	177,154.1938	738,761.1414

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	14,792.8986	8,356.7107

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	206,064.5633	94,848.7119	229,404.5387

M&E—1.70%—(B)	—	433,370.4418	19,516.1462	725,430.4243

M&E—1.80%—(A)	—	353,156.8884	88,614.8177	1,076,972.4803

M&E—1.80%—(C)	—	633.0478	—	—

M&E—1.85%—(B)	—	310,229.0668	150,136.6959	427,598.0567

M&E—1.90%—(B)	—	90,369.7549	13,699.8655	180,653.6625

M&E—2.00%—(A)	—	65,630.3976	6,800.7403	84,717.1797

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	235,625.5376	32,357.5312	492,593.7470

M&E—2.20%—(B)	—	89,784.8787	16,757.3212	361,445.4645

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	International Moderate Growth Subaccount	MFS International Equity Subaccount	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	$2.051695	$1.628168	$1.831931

M&E—1.30%—(C)	—	$1.039758	$0.975816	$1.013676

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	$2.032875	$1.613258	$1.815108

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	$1.039131	$0.975228	$1.013065

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	$2.018919	$1.602180	$1.802687

M&E—1.70%—(B)	—	$1.134210	$1.080043	$1.076753

M&E—1.80%—(A)	—	$2.005032	$1.591187	$1.790284

M&E—1.80%—(C)	—	$1.038186	$0.974341	$1.012145

M&E—1.85%—(B)	—	$2.000448	$1.587528	$1.786192

M&E—1.90%—(B)	—	$1.130491	$1.076501	$1.073232

M&E—2.00%—(A)	—	$1.986760	$1.576666	$1.773979

M&E—2.00%—(C)	—	$1.037565	$0.973758	$1.011541

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	$1.973156	$1.565881	$1.761861

M&E—2.20%—(B)	—	$1.124963	$1.071233	$1.067974

M&E—2.30%—(A)	—	$1.959722	$1.555195	$1.749798

M&E—2.30%—(C)	—	$1.036627	$0.972873	$1.010624

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Assets
Investment in securities:
Number of shares—Initial	13,727,628.707	14,351,852.583	4,210,770.455	10,532,990.625

Cost	$128,085,605	$235,024,161	$86,913,692	$121,692,641

Number of shares—Service	829,187.718	849,655.693	520,282.686	—

Cost	$8,992,412	$17,359,563	$11,778,741	$—

Investments in mutual funds, at net asset value	$147,743,394	$278,855,137	$93,167,620	$232,779,093
Receivable for units sold	—	60	7	46

Total assets	147,743,394	278,855,197	93,167,627	232,779,139

Liabilities
Payable for units redeemed	117	—	—	—

	$147,743,277	$278,855,197	$93,167,627	$232,779,139

Net Assets:
Deferred annuity contracts terminable by owners	$147,743,277	$278,855,197	$93,167,627	$232,779,139

Total net assets	$147,743,277	$278,855,197	$93,167,627	$232,779,139

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	6,615,793.4856	10,576,602.4503	2,044,594.0400	13,987,169.7418

M&E—1.25%—(B)	—	25,957.8711	9,551.1088	51,064.6629

M&E—1.30%—(A)	11,761,317.0287	18,466,392.4990	6,777,421.6720	1,196,890.0225

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	5,309,016.5252	15,140,664.8647	1,769,910.2688	10,906,081.3595

M&E—1.40%—(B)	387,504.4547	5,895,757.2548	144,198.9714	4,539,032.8416

M&E—1.40%—(D)	4,079,498.2647	1,950,298.7504	361,359.3477	2,732,082.8346

M&E—1.50%—(A)	23,162,816.3226	33,743,672.9824	5,110,471.6226	34,502,829.1800

M&E—1.50%—(B)	2,122,804.0921	1,177,393.4609	420,537.8913	412,566.6349

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	59,665,092.1770	29,644,828.1807	16,019,541.0394	1,495,391.2557

M&E—1.55%—(D)	6,674,169.5592	2,681,037.0127	1,648,326.5567	1,228,409.4043

M&E—1.65%—(B)	9,186,018.8954	4,690,754.5305	951,110.4359	2,459,808.9059

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.170476	$1.391001	$2.376670	$2.042093

M&E—1.25%—(B)	$0.947226	$0.884061	$0.882088	$1.114169

M&E—1.30%—(A)	$1.300209	$1.350305	$2.370020	$2.174658

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$1.038273	$3.121177	$2.356813	$6.552295

M&E—1.40%—(B)	$1.204868	$1.277373	$1.944444	$1.808140

M&E—1.40%—(D)	$1.038273	$3.121177	$2.356813	$6.552295

M&E—1.50%—(A)	$1.151371	$1.368290	$2.343666	$2.008812

M&E—1.50%—(B)	$1.028587	$2.962386	$2.343666	$6.034985

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$1.023761	$3.072597	$2.337148	$6.450269

M&E—1.55%—(D)	$1.023761	$3.073117	$2.337148	$6.451355

M&E—1.65%—(B)	$1.014231	$2.917009	$2.324131	$5.942626

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.264409	$1.313115	$2.304749	$2.114769

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.246955	$1.294991	$2.272956	$2.085599

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,197,820.8399	3,353,477.1462	1,554,871.2707	—

M&E—1.30%—(C)	—	2,048.1811	1,420.2388	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	736,172.0346	965,315.3459	517,966.4163	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	11,748.2585	15,025.2489	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	188,033.3490	401,118.3461	332,653.0153	—

M&E—1.70%—(B)	550,236.9957	1,754,638.1987	383,065.9612	—

M&E—1.80%—(A)	1,137,633.3049	2,199,116.4959	1,245,113.0395	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	453,557.0482	780,107.1872	236,531.5192	—

M&E—1.90%—(B)	144,352.1803	209,480.9309	18,865.1590	—

M&E—2.00%—(A)	71,476.0976	149,067.9980	81,548.1946	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	351,062.9957	477,308.4689	252,795.1592	—

M&E—2.20%—(B)	36,270.0580	50,877.3614	19,937.8206	—

M&E—2.30%—(A)	—	—	18,378.4775	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Capital Guardian U.S. Equity Subaccount	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.509983	$1.657743	$2.388425	—

M&E—1.30%—(C)	$0.953711	$0.922385	$0.996856	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.496126	$1.642570	$2.366536	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$0.953135	$0.921823	$0.996244	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.485847	$1.631263	$2.350276	—

M&E—1.70%—(B)	$1.008726	$0.994767	$1.131291	—

M&E—1.80%—(A)	$1.475664	$1.620072	$2.334170	—

M&E—1.80%—(C)	$0.952269	$0.920991	$0.995347	—

M&E—1.85%—(B)	$1.472270	$1.616369	$2.328830	—

M&E—1.90%—(B)	$1.005421	$0.991520	$1.127580	—

M&E—2.00%—(A)	$1.462195	$1.605273	$2.312845	—

M&E—2.00%—(C)	$0.951694	$0.920435	$0.994744	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.452178	$1.594310	$2.297071	—

M&E—2.20%—(B)	$1.000506	$0.986662	$1.122061	—

M&E—2.30%—(A)	$1.442279	$1.583420	$2.281359	—

M&E—2.30%—(C)	$0.950833	$0.919596	$0.993844	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	5,515,163.058	3,331,427.908	7,478,905.301	3,534,491.520

Cost	$23,868,519	$25,410,046	$94,863,037	$36,489,925

Number of shares—Service	477,642.096	122,818.779	174,540.793	582,008.342

Cost	$2,183,385	$980,035	$2,624,821	$6,317,224

Investments in mutual funds, at net asset value	$32,037,625	$28,486,481	$125,749,610	$53,285,817
Receivable for units sold	—	10	50	—

Total assets	32,037,625	28,486,491	125,749,660	53,285,817

Liabilities
Payable for units redeemed	17	—	—	26

	$32,037,608	$28,486,491	$125,749,660	$53,285,791

Net Assets:
Deferred annuity contracts terminable by owners	$32,037,608	$28,486,491	$125,749,660	$53,285,791

Total net assets	$32,037,608	$28,486,491	$125,749,660	$53,285,791

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	1,965,024.8527	1,669,692.8234	9,414,455.1290	2,663,950.8900

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,705,813.4492	1,995,134.4536	6,486,958.6521	2,251,278.9991

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	556,875.5003	5,084,968.3485	8,534,527.9283	2,231,556.8253

M&E—1.40%—(B)	108,746.8773	327,454.2464	1,389,377.7172	127,928.8040

M&E—1.40%—(D)	120,188.8047	2,226,373.9702	6,002,505.8626	2,048,808.1695

M&E—1.50%—(A)	6,251,030.3311	4,857,045.9138	28,319,855.8806	11,578,563.6160

M&E—1.50%—(B)	301,267.2621	296,905.9375	994,311.1287	219,769.3286

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	13,683,985.7760	8,310,955.8291	18,481,557.1801	13,994,742.9395

M&E—1.55%—(D)	2,260,751.2357	507,888.0061	2,840,765.6146	4,524,937.7001

M&E—1.65%—(B)	785,087.7679	1,547,113.3796	4,193,055.5503	1,427,236.8269

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	2,424.0367

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.993336	$1.020357	$1.123403	$1.186728

M&E—1.25%—(B)	$1.260286	$1.066570	$0.974724	$1.148685

M&E—1.30%—(A)	$1.494887	$1.284175	$1.343558	$1.753052

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$0.983575	$1.006325	$1.736224	$1.032219

M&E—1.40%—(B)	$1.401950	$1.341834	$1.301557	$1.478218

M&E—1.40%—(D)	$0.983575	$1.006325	$1.736224	$1.032219

M&E—1.50%—(A)	$0.977128	$1.003725	$1.105064	$1.167372

M&E—1.50%—(B)	$0.977128	$0.994338	$1.717450	$1.024410

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$0.973915	$0.990644	$1.709194	$1.020546

M&E—1.55%—(D)	$0.973915	$0.990767	$1.709461	$1.020546

M&E—1.65%—(B)	$0.967574	$0.979098	$1.691147	$1.012895

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.453733	$1.248820	$1.306535	$1.713249

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.433646	$1.231562	$1.288469	$1.693728

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	371,453.4387	264,638.7894	1,471,194.6573	2,042,328.4217

M&E—1.30%—(C)	792.0713	—	3,989.4326	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	276,458.0084	148,635.3032	99,229.4634	577,993.4381

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	5,241.0891

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	247,052.3605	—	63,329.9676	127,349.7212

M&E—1.70%—(B)	35,174.4779	133,379.8895	6,458.3044	368,276.6979

M&E—1.80%—(A)	325,750.6160	54,100.7069	57,243.9828	373,161.1098

M&E—1.80%—(C)	—	—	—	604.0958

M&E—1.85%—(B)	—	27,065.5548	3,621.0366	295,318.6340

M&E—1.90%—(B)	—	9,289.4029	—	127,131.7200

M&E—2.00%—(A)	130,553.3014	20,631.2830	—	29,684.9856

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	30,343.1874	15,325.9456	94,971.3225	487,629.4137

M&E—2.20%—(B)	6,578.8898	3,915.7474	32,453.0271	112,877.1428

M&E—2.30%—(A)	1,866.9839	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount	Marsico Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.816297	$1.599086	$1.584114	$1.734221

M&E—1.30%—(C)	$1.147614	$1.059675	$1.004587	$1.103377

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.799655	$1.584415	$1.569625	$1.718350

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.146924	$1.059029	$1.003982	$1.102708

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.787241	$1.573519	$1.558815	$1.706528

M&E—1.70%—(B)	$1.265991	$1.100528	$1.119092	$1.194541

M&E—1.80%—(A)	$1.774991	$1.562727	$1.548137	$1.694822

M&E—1.80%—(C)	$1.145886	$1.058075	$1.003075	$1.101711

M&E—1.85%—(B)	$1.770918	$1.559151	$1.544595	$1.690931

M&E—1.90%—(B)	$1.261850	$1.096928	$1.115419	$1.190628

M&E—2.00%—(A)	$1.758820	$1.548476	$1.534022	$1.679370

M&E—2.00%—(C)	$1.145195	$1.057436	$1.002465	$1.101049

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.746752	$1.537870	$1.523527	$1.667893

M&E—2.20%—(B)	$1.255675	$1.091552	$1.109967	$1.184804

M&E—2.30%—(A)	$1.734857	$1.527393	$1.513129	$1.656477

M&E—2.30%—(C)	$1.144159	$1.056481	$1.001564	$1.100049

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Assets
Investment in securities:
Number of shares—Initial	4,908,149.534	9,565,978.600	17,988,750.473	9,942,844.003

Cost	$88,739,206	$92,149,861	$197,256,753	$117,677,358

Number of shares—Service	470,664.531	412,209.591	1,050,140.388	237,743.612

Cost	$9,492,429	$3,936,441	$11,643,914	$3,416,444

Investments in mutual funds, at net asset value	$103,081,611	$87,246,464	$221,824,081	$141,294,669
Receivable for units sold	27	—	—	—

Total assets	103,081,638	87,246,464	221,824,081	141,294,669

Liabilities
Payable for units redeemed	—	11	49	61

	$103,081,638	$87,246,453	$221,824,032	$141,294,608

Net Assets:
Deferred annuity contracts terminable by owners	$103,081,638	$87,246,453	$221,824,032	$141,294,608

Total net assets	$103,081,638	$87,246,453	$221,824,032	$141,294,608

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—(A)	4,308,562.8290	5,563,720.6145	5,780,265.0689	7,412,625.6197

M&E—1.25%—(B)	—	5,021.6744	—	—

M&E—1.30%—(A)	8,510,414.1570	8,238,649.5650	30,921,925.1533	10,569,407.8594

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	2,362,995.9967	4,301,288.2510	6,170,427.3268	3,128,876.4369

M&E—1.40%—(B)	258,205.8507	499,485.8252	1,091,102.0223	1,779,972.7623

M&E—1.40%—(D)	994,406.3053	1,421,847.5047	2,912,389.7592	940,865.8048

M&E—1.50%—(A)	13,232,000.1518	11,072,220.0689	19,009,404.4654	32,487,522.3336

M&E—1.50%—(B)	551,064.2270	578,569.8908	1,480,560.2834	878,161.5588

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	19,523,044.0414	24,759,698.8657	82,921,659.4320	41,255,497.5657

M&E—1.55%—(D)	3,550,983.8567	3,544,923.1393	12,733,746.7655	5,338,179.9520

M&E—1.65%—(B)	1,723,077.3576	2,338,348.3720	5,485,421.1626	4,881,894.7760

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation unit value: Initial
M&E—1.25%—(A)	$1.638984	$1.381306	$1.260541	$1.215742

M&E—1.25%—(B)	$0.975360	$0.970205	$1.060211	$0.954687

M&E—1.30%—(A)	$1.653630	$1.379583	$1.257002	$1.325226

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$1.801104	$1.340423	$1.249982	$1.324021

M&E—1.40%—(B)	$1.566025	$1.199092	$1.153806	$1.267904

M&E—1.40%—(D)	$1.801104	$1.340423	$1.249982	$1.324021

M&E—1.50%—(A)	$1.612282	$1.358779	$1.243039	$1.195923

M&E—1.50%—(B)	$1.787544	$1.327848	$1.243039	$1.314017

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$1.780789	$1.321554	$1.239554	$1.309050

M&E—1.55%—(D)	$1.780789	$1.321554	$1.239554	$1.309050

M&E—1.65%—(B)	$1.767369	$1.309167	$1.232649	$1.299237

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.608082	$1.341611	$1.222403	$1.288745

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.585851	$1.323057	$1.205487	$1.270934

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,204,329.5616	1,279,817.7114	4,776,479.0460	826,556.9329

M&E—1.30%—(C)	15,347.8343	—	38,157.4132	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	795,967.4637	470,103.6078	1,315,715.7518	448,210.6377

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	3,569.9366	—	4,286.0982	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	118,716.6181	153,336.2623	510,606.3026	78,341.6767

M&E—1.70%—(B)	983,966.6007	385,946.5959	547,341.6031	181,435.6231

M&E—1.80%—(A)	245,239.2595	354,278.5164	1,503,134.9821	138,333.7034

M&E—1.80%—(C)	638.9210	—	5,220.3945	—

M&E—1.85%—(B)	59,243.4006	70,255.6186	697,679.2919	48,411.3152

M&E—1.90%—(B)	35,915.2269	—	124,982.6162	99,442.4395

M&E—2.00%—(A)	49,810.5470	91,893.5241	252,126.8542	21,925.4523

M&E—2.00%—(C)	4,444.6811	7,617.1136	14,990.1953	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	279,474.3014	100,722.8237	971,174.9198	269,248.0015

M&E—2.20%—(B)	388,233.5247	—	—	27,187.6348

M&E—2.30%—(A)	38,209.2190	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.989530	$1.290857	$1.154883	$1.634710

M&E—1.30%—(C)	$1.018844	$1.008610	$1.036915	$0.999655

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.971298	$1.279014	$1.144309	$1.619720

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.018228	$1.008000	$1.036294	$0.999049

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.957760	$1.270217	$1.136434	$1.608596

M&E—1.70%—(B)	$1.092545	$1.059115	$1.109256	$1.068640

M&E—1.80%—(A)	$1.944314	$1.261535	$1.128642	$1.597549

M&E—1.80%—(C)	$1.017303	$1.007090	$1.035355	$0.998140

M&E—1.85%—(B)	$1.939867	$1.258616	$1.126043	$1.593905

M&E—1.90%—(B)	$1.088974	$1.055670	$1.105623	$1.065145

M&E—2.00%—(A)	$1.926592	$1.249994	$1.118307	$1.582990

M&E—2.00%—(C)	$1.016693	$1.006477	$1.034733	$0.997541

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.913440	$1.241463	$1.110668	$1.572158

M&E—2.20%—(B)	$1.083638	$1.050501	$1.100224	$1.059916

M&E—2.30%—(A)	$1.900351	$1.232969	$1.103076	$1.561428

M&E—2.30%—(C)	$1.015775	$1.005573	$1.033798	$0.996641

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,021,440.085	1,671,580.883	3,601,454.987	11,286,734.231

Cost	$20,101,240	$18,473,255	$42,602,160	$271,144,171

Number of shares—Service	171,479.377	548,079.434	648,280.134	532,878.660

Cost	$3,701,278	$6,928,495	$7,573,766	$12,930,257

Investments in mutual funds, at net asset value	$29,807,480	$30,376,461	$52,997,797	$341,421,620
Receivable for units sold	—	—	—	11

Total assets	29,807,480	30,376,461	52,997,797	341,421,631

Liabilities
Payable for units redeemed	17	11	41	—

	$29,807,463	$30,376,450	$52,997,756	$341,421,631

Net Assets:
Deferred annuity contracts terminable by owners	$29,807,463	$30,376,450	$52,997,756	$341,421,631

Total net assets	$29,807,463	$30,376,450	$52,997,756	$341,421,631

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	1,145,224.1552	412,911.0569	1,306,773.6743	15,470,496.7682

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,619,201.2347	4,662,677.7783	5,347,158.0491	16,388,819.0753

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	2,494,700.9374	385,306.5984	1,072,626.8399	82,865,065.9105

M&E—1.40%—(B)	146,517.8765	91,315.1413	201,520.4818	5,140,314.7001

M&E—1.40%—(D)	1,579,957.9106	79,737.4896	352,608.1968	19,179,279.6796

M&E—1.50%—(A)	2,803,630.0222	1,118,065.8274	3,528,940.3437	34,547,267.4577

M&E—1.50%—(B)	302,606.1783	164,152.9319	333,267.6936	2,844,354.5626

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	11,768,107.7179	7,683,275.4912	12,866,146.3832	66,825,347.3260

M&E—1.55%—(D)	2,636,357.1853	536,452.4474	1,790,635.1313	13,630,299.8886

M&E—1.65%—(B)	3,300,808.7546	330,746.1671	616,865.9701	18,923,285.5646

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.370681	$1.498683	$1.661544	$1.409942

M&E—1.25%—(B)	$1.075611	$1.073217	$1.147892	$1.118328

M&E—1.30%—(A)	$1.579962	$1.494481	$1.656873	$1.769136

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$0.796796	$1.486147	$1.647615	$1.080758

M&E—1.40%—(B)	$1.522172	$1.413931	$1.437647	$1.572618

M&E—1.40%—(D)	$0.796796	$1.486147	$1.647615	$1.080758

M&E—1.50%—(A)	$1.348296	$1.477848	$1.638459	$1.386928

M&E—1.50%—(B)	$0.790813	$1.477848	$1.638459	$1.072627

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$0.787816	$1.473732	$1.633852	$1.068609

M&E—1.55%—(D)	$0.787816	$1.473732	$1.633852	$1.068609

M&E—1.65%—(B)	$0.781935	$1.465524	$1.624780	$1.060596

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.536495	$1.453333	$1.611254	$1.720380

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.515249	$1.433277	$1.588997	$1.696592

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,247,967.3849	2,868,831.9964	1,896,825.6386	2,836,484.4340

M&E—1.30%—(C)	7,613.8780	—	14,598.6495	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	505,007.8420	748,710.6790	539,687.9995	1,783,711.4717

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	122,615.5661	46,649.2717	1,414,118.1564	273,482.8301

M&E—1.70%—(B)	112,008.6137	306,556.4632	283,945.0848	90,425.6419

M&E—1.80%—(A)	213,797.4401	294,460.8376	382,348.8019	1,771,350.6176

M&E—1.80%—(C)	310.3525	—	—	3,111.7246

M&E—1.85%—(B)	189,012.2085	—	194,281.2959	321,611.4108

M&E—1.90%—(B)	31,339.2640	111,257.9162	6,776.4052	27,950.2439

M&E—2.00%—(A)	106,895.9646	590,285.9715	95,368.9681	252,181.5589

M&E—2.00%—(C)	—	—	6,950.5946	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	4,755.1021	33,187.5719	78,435.7306	472,810.3883

M&E—2.20%—(B)	379,588.5573	—	26,214.8200	230,523.3976

M&E—2.30%—(A)	—	—	6,199.4845	1,658.2528

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Templeton Transamerica Global Subaccount	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.524962	$1.538844	$1.680554	$1.946886

M&E—1.30%—(C)	$1.087027	$1.064735	$1.087071	$1.097797

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.513962	$1.524707	$1.665133	$1.929018

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.086368	$1.064092	$1.086412	$1.097130

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.505764	$1.514207	$1.653702	$1.915788

M&E—1.70%—(B)	$1.215207	$1.143549	$1.152836	$1.152912

M&E—1.80%—(A)	$1.497671	$1.503827	$1.642351	$1.902647

M&E—1.80%—(C)	$1.085384	$1.063123	$1.085428	$1.096136

M&E—1.85%—(B)	$1.494943	$1.500384	$1.638564	$1.898270

M&E—1.90%—(B)	$1.211228	$1.139811	$1.149055	$1.149132

M&E—2.00%—(A)	$1.486908	$1.490120	$1.627346	$1.885253

M&E—2.00%—(C)	$1.084730	$1.062483	$1.084772	$1.095479

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.478894	$1.479924	$1.616227	$1.872364

M&E—2.20%—(B)	$1.205308	$1.134220	$1.143446	$1.143504

M&E—2.30%—(A)	$1.470956	$1.469806	$1.605198	$1.859593

M&E—2.30%—(C)	$1.083756	$1.061527	$1.083798	$1.094491

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,866,446.992	173,985,465.460	8,865,142.213	458,890.590

Cost	$58,820,555	$173,985,465	$107,894,721	$5,590,013

Number of shares—Service	159,788.762	32,012,389.020	388,151.549	—

Cost	$2,683,120	$32,012,389	$4,724,574	$—

Investments in mutual funds, at net asset value	$73,168,204	$205,997,854	$111,128,800	$5,612,232
Receivable for units sold	47	1,392	—	—

Total assets	73,168,251	205,999,246	111,128,800	5,612,232

Liabilities
Payable for units redeemed	—	—	34	46,017

	$73,168,251	$205,999,246	$111,128,766	$5,566,215

Net Assets:
Deferred annuity contracts terminable by owners	$73,168,251	$205,999,246	$111,128,766	$5,566,215

Total net assets	$73,168,251	$205,999,246	$111,128,766	$5,566,215

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	2,792,480.9516	11,314,968.3447	10,762,264.0261	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	5,673,195.8465	19,902,092.6536	10,128,043.1086	2,689,366.9867

M&E—1.30%—(C)	—	—	—	62,595.4591

M&E—1.40%—(A)	1,033,482.5781	12,254,198.7598	8,953,603.2305	—

M&E—1.40%—(B)	22,832.5149	1,443,810.0941	1,053,742.1182	—

M&E—1.40%—(D)	629,889.2752	3,338,997.3326	2,371,508.6651	—

M&E—1.50%—(A)	7,719,550.7179	30,390,490.1590	19,125,219.0117	1,378,655.4777

M&E—1.50%—(B)	122,767.7310	2,883,739.3814	772,955.3459	—

M&E—1.50%—(C)	—	—	—	9,692.0937

M&E—1.55%—(A)	15,202,676.5622	45,820,799.5833	16,460,617.1064	—

M&E—1.55%—(D)	1,939,668.5900	4,314,818.5209	4,339,183.4424	—

M&E—1.65%—(B)	908,010.5995	4,855,653.6130	3,057,723.5896	44,134.5399

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	607,111.4456

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	81,371.4163

M&E—2.00%—(A)	—	—	—	305,995.7697

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$2.028961	$1.094695	$1.188702	$1.100331

M&E—1.25%—(B)	$1.176530	$1.024409	$1.030008	$1.028649

M&E—1.30%—(A)	$1.710005	$1.078853	$1.163996	$1.083556

M&E—1.30%—(C)	—	—	—	$1.015135

M&E—1.40%—(A)	$2.009032	$1.468242	$1.638874	$1.093594

M&E—1.40%—(B)	$1.539252	$1.083864	$1.104466	$1.094223

M&E—1.40%—(D)	$2.009032	$1.468242	$1.638874	$1.093594

M&E—1.50%—(A)	$1.995845	$1.076827	$1.169318	$1.073637

M&E—1.50%—(B)	$1.995845	$1.366515	$1.613596	$1.089107

M&E—1.50%—(C)	—	—	—	$1.014529

M&E—1.55%—(A)	$1.989318	$1.445445	$1.616019	$1.086878

M&E—1.55%—(D)	$1.989318	$1.445685	$1.616269	$1.086878

M&E—1.65%—(B)	$1.976281	$1.345657	$1.586353	$1.066255

M&E—1.70%—(B)	—	—	—	$1.079456

M&E—1.80%—(A)	$1.662944	$1.049155	$1.131946	$1.058956

M&E—1.80%—(C)	—	—	—	$1.013606

M&E—1.85%—(B)	—	—	—	$1.056501

M&E—1.90%—(B)	—	—	—	$1.075910

M&E—2.00%—(A)	—	—	—	$1.049269

M&E—2.00%—(C)	—	—	—	$1.012993

M&E—2.05%—(A)	$1.639959	$1.034631	$1.116295	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	436,148.0468	15,453,253.9168	2,942,371.8412	—

M&E—1.30%—(C)	—	—	1,688.2755	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	340,013.4542	4,574,020.5170	361,297.4929	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	1,137.9795	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	150,043.2152	2,581,105.5206	361,405.8675	—

M&E—1.70%—(B)	38,563.0240	2,769,227.1525	115,935.3153	—

M&E—1.80%—(A)	222,388.0387	2,117,381.4550	462,645.5834	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	30,469.8545	181,403.1692	35,048.0454	—

M&E—1.90%—(B)	57,486.1155	343,026.5788	—	—

M&E—2.00%—(A)	16,580.6340	725,045.4339	24,901.1337	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	141,999.3901	437,887.5944	101,410.8312	—

M&E—2.20%—(B)	27,368.5348	886,750.3853	—	—

M&E—2.30%—(A)	—	138,242.2967	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount	Transamerica U.S. Government Securities-PAM Fund Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$2.069592	$1.068957	$1.083556	—

M&E—1.30%—(C)	$1.073580	$1.009855	$1.015135	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$2.050645	$1.059141	$1.073637	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.072927	$1.009244	$1.014529	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$2.036509	$1.051848	$1.066255	—

M&E—1.70%—(B)	$1.157481	$1.050319	$1.079456	—

M&E—1.80%—(A)	$2.022540	$1.044644	$1.058956	—

M&E—1.80%—(C)	$1.071957	$1.008329	$1.013606	—

M&E—1.85%—(B)	$2.017902	$1.042244	$1.056501	—

M&E—1.90%—(B)	$1.153690	$1.046863	$1.075910	—

M&E—2.00%—(A)	$2.004095	$1.035117	$1.049269	—

M&E—2.00%—(C)	$1.071314	$1.007727	$1.012993	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.990409	$1.028011	$1.042101	—

M&E—2.20%—(B)	$1.148032	$1.041763	$1.070646	—

M&E—2.30%—(A)	$1.976802	$1.020986	$1.034970	—

M&E—2.30%—(C)	$1.070339	$1.006817	$1.012081	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Assets
Investment in securities:
Number of shares—Initial	378,793.784	342,043.836	745,490.686	17,859,702.111

Cost	$6,609,404	$7,023,240	$14,485,511	$314,793,618

Number of shares—Service	—	—	—	510,996.982

Cost	$—	$—	$—	$10,406,598

Investments in mutual funds, at net asset value	$6,556,920	$6,905,865	$15,096,186	$350,548,708
Receivable for units sold	8	—	—	—

Total assets	6,556,928	6,905,865	15,096,186	350,548,708

Liabilities
Payable for units redeemed	—	2	9	59

	$6,556,928	$6,905,863	$15,096,177	$350,548,649

Net Assets:
Deferred annuity contracts terminable by owners	$6,556,928	$6,905,863	$15,096,177	$350,548,649

Total net assets	$6,556,928	$6,905,863	$15,096,177	$350,548,649

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	77,772.8819	376,685.0936	712,481.6451	16,722,374.3362

M&E—1.25%—(B)	—	—	—	339,511.9351

M&E—1.30%—(A)	1,534,340.4387	1,342,274.2758	2,153,794.4099	23,875,771.7199

M&E—1.30%—(C)	38,333.1997	17,712.5144	29,320.4621	—

M&E—1.40%—(A)	385,197.0374	584,754.3995	550,915.3901	20,052,720.3827

M&E—1.40%—(B)	22,506.3089	—	138,084.5647	7,384,460.6242

M&E—1.40%—(D)	58,007.2930	29,183.8314	268,805.6745	3,683,422.7984

M&E—1.50%—(A)	844,512.0217	1,047,144.9838	2,101,339.9233	42,629,643.0025

M&E—1.50%—(B)	—	311,072.7726	18,804.5979	1,056,888.3793

M&E—1.50%—(C)	2,176.9638	5,653.2627	—	—

M&E—1.55%—(A)	2,115,795.6996	2,063,291.4860	5,367,324.1195	26,966,591.8181

M&E—1.55%—(D)	265,846.7497	161,055.4826	687,013.1606	3,788,741.4148

M&E—1.65%—(B)	—	516,972.6637	581,359.1237	5,153,195.3496

M&E—1.70%—(B)	656,829.0774	442,275.7955	303,752.0131	—

M&E—1.80%—(A)	727,785.9214	226,843.1161	534,115.3721	—

M&E—1.80%—(C)	—	2,669.0706	308.4313	—

M&E—1.85%—(B)	—	12,773.6020	13,322.1621	—

M&E—1.90%—(B)	—	—	16,655.7701	—

M&E—2.00%—(A)	—	20,774.1355	17,015.5551	—

M&E—2.00%—(C)	—	2,257.6556	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	13,238.8520	—	—	—

M&E—2.20%—(B)	18,521.7427	—	637,123.5591	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.971353	$0.965403	$1.070130	$1.476501

M&E—1.25%—(B)	$0.971353	$0.965403	$1.070130	$0.959180

M&E—1.30%—(A)	$0.971026	$0.965072	$1.069777	$1.454816

M&E—1.30%—(C)	$1.001835	$1.011066	$1.096786	—

M&E—1.40%—(A)	$0.970390	$0.964440	$1.069077	$3.480982

M&E—1.40%—(B)	$0.970390	$0.964440	$1.070483	$1.365276

M&E—1.40%—(D)	$0.970390	$0.964440	$1.069077	$3.480982

M&E—1.50%—(A)	$0.969756	$0.963806	$1.068371	$1.452469

M&E—1.50%—(B)	—	$0.963806	$1.068371	$3.423698

M&E—1.50%—(C)	$1.001223	$1.010455	$1.096123	—

M&E—1.55%—(A)	$0.969437	$0.963492	$1.068021	$3.426833

M&E—1.55%—(D)	$0.969437	$0.963492	$1.068021	$3.427315

M&E—1.65%—(B)	$0.968794	$0.962851	$1.067319	$3.371328

M&E—1.70%—(B)	$0.968475	$0.962542	$1.066974	—

M&E—1.80%—(A)	$0.967845	$0.961906	$1.066262	$1.414775

M&E—1.80%—(C)	$1.000323	$1.009534	$1.095130	—

M&E—1.85%—(B)	$0.967518	$0.961589	$1.065918	—

M&E—1.90%—(B)	$0.967204	$0.961270	$1.065568	—

M&E—2.00%—(A)	$0.966569	$0.960642	$1.064874	—

M&E—2.00%—(C)	$0.999719	$1.008925	$1.094471	—

M&E—2.05%—(A)	$0.966259	$0.960326	$1.064515	$1.395202

M&E—2.15%—(B)	$0.965627	$0.959702	$1.063816	—

M&E—2.20%—(B)	$0.965310	$0.959380	$1.063477	—

M&E—2.30%—(A)	$0.964667	$0.958762	$1.062783	—

M&E—2.30%—(C)	$0.998819	$1.008020	$1.093480	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	2,457,804.1015

M&E—1.30%—(C)	—	—	—	2,850.2548

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	1,275,005.3277

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	5,699.0271

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	293,482.6216

M&E—1.70%—(B)	—	—	—	341,192.0645

M&E—1.80%—(A)	—	—	—	705,769.2346

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	110,760.2957

M&E—1.90%—(B)	—	—	—	90,929.9588

M&E—2.00%—(A)	—	—	—	181,448.9054

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	519,026.9870

M&E—2.20%—(B)	—	—	—	59,207.6340

M&E—2.30%—(A)	—	—	—	1,766.7083

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	$1.683307

M&E—1.30%—(C)	—	—	—	$1.007083

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	$1.667871

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	$1.006476

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	$1.656419

M&E—1.70%—(B)	—	—	—	$1.111788

M&E—1.80%—(A)	—	—	—	$1.645058

M&E—1.80%—(C)	—	—	—	$1.005559

M&E—1.85%—(B)	—	—	—	$1.641280

M&E—1.90%—(B)	—	—	—	$1.108156

M&E—2.00%—(A)	—	—	—	$1.630050

M&E—2.00%—(C)	—	—	—	$1.004954

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	$1.618904

M&E—2.20%—(B)	—	—	—	$1.102732

M&E—2.30%—(A)	—	—	—	$1.607834

M&E—2.30%—(C)	—	—	—	$1.004055

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Assets
Investment in securities:
Number of shares—Initial	8,387,291.570	9,377,803.479	11,362,924.624	6,985,213.887

Cost	$154,872,635	$100,627,809	$131,786,091	$109,062,233

Number of shares—Service	218,968.652	837,309.026	720,468.996	79,450.519

Cost	$5,076,225	$8,992,793	$11,121,625	$1,493,278

Investments in mutual funds, at net asset value	$220,625,098	$104,800,356	$207,322,216	$134,536,634
Receivable for units sold	78	64	23	35

Total assets	220,625,176	104,800,420	207,322,239	134,536,669

Liabilities
Payable for units redeemed	—	—	—	—

	$220,625,176	$104,800,420	$207,322,239	$134,536,669

Net Assets:
Deferred annuity contracts terminable by owners	$220,625,176	$104,800,420	$207,322,239	$134,536,669

Total net assets	$220,625,176	$104,800,420	$207,322,239	$134,536,669

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	8,764,684.1367	5,648,873.3704	7,435,435.5115	6,583,260.7046

M&E—1.25%—(B)	22,784.8049	—	—	—

M&E—1.30%—(A)	13,921,589.7870	12,794,180.3168	10,351,601.8394	2,707,300.6491

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	12,655,004.9109	2,368,637.1841	18,058,552.0021	17,279,574.3987

M&E—1.40%—(B)	4,778,187.9392	212,779.8431	3,381,923.6852	3,585,863.1966

M&E—1.40%—(D)	3,177,028.3093	1,221,579.8228	4,160,567.0328	1,865,984.3776

M&E—1.50%—(A)	24,990,326.0751	15,275,265.6575	17,747,896.3832	13,607,852.4201

M&E—1.50%—(B)	421,345.9850	492,961.2110	782,206.1473	686,075.3699

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	17,393,646.3450	40,513,470.9828	24,539,913.3277	3,181,740.2182

M&E—1.55%—(D)	3,640,629.8739	6,278,776.7001	4,273,467.4890	1,144,643.5732

M&E—1.65%—(B)	2,842,270.9571	2,917,130.9572	4,525,420.6587	2,967,083.9996

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	28,005.7479	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.273242	$1.254462	$1.602061	$1.348278

M&E—1.25%—(B)	$1.027006	$1.026592	$1.059192	$1.017707

M&E—1.30%—(A)	$1.456316	$1.357315	$1.934279	$1.475270

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	$3.670436	$0.990536	$2.343832	$3.722594

M&E—1.40%—(B)	$1.371538	$1.270723	$1.760016	$1.397708

M&E—1.40%—(D)	$3.670436	$0.990536	$2.343832	$3.722594

M&E—1.50%—(A)	$1.252472	$1.234015	$1.575932	$1.326278

M&E—1.50%—(B)	$3.610005	$0.983073	$2.017826	$2.755836

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	$3.613265	$0.979320	$2.307306	$3.664610

M&E—1.55%—(D)	$3.613898	$0.979320	$2.307695	$3.665209

M&E—1.65%—(B)	$3.554779	$0.971981	$1.986997	$2.713642

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.416259	$1.319913	$1.880996	$1.434654

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	$1.396645	$1.301679	$1.854990	$1.414830

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,513,862.4460	1,879,898.5970	1,878,008.3430	404,313.0044

M&E—1.30%—(C)	5,497.2218	—	215.7249	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	433,490.3280	585,698.8387	1,249,312.0855	212,110.8057

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	3,053.4385	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	169,773.3156	277,165.0456	350,688.1359	35,284.1245

M&E—1.70%—(B)	134,250.3340	217,418.3689	669,723.4744	45,350.5207

M&E—1.80%—(A)	591,038.3894	1,503,713.8502	520,211.9888	221,598.8405

M&E—1.80%—(C)	—	629.2546	609.6794	—

M&E—1.85%—(B)	87,401.8706	65,804.2639	253,267.9440	8,262.2827

M&E—1.90%—(B)	8,747.0110	65,322.0189	64,036.0823	—

M&E—2.00%—(A)	22,773.2957	219,517.8671	146,713.3623	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	467,491.6748	178,833.1973	372,198.3208	28,230.5929

M&E—2.20%—(B)	19,118.0219	111,651.9255	383,655.1250	31,156.0185

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	T. Rowe Price Growth Stock Subaccount	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.658397	$1.739305	$2.331513	$1.611051

M&E—1.30%—(C)	$1.037606	$1.014038	$1.074497	$1.031747

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.643166	$1.723339	$2.310106	$1.596299

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.036977	$1.013423	$1.073847	$1.031122

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.631906	$1.711527	$2.294266	$1.585327

M&E—1.70%—(B)	$1.160230	$1.016578	$1.197548	$1.136350

M&E—1.80%—(A)	$1.620716	$1.699765	$2.278505	$1.574465

M&E—1.80%—(C)	$1.036041	$1.012503	$1.072876	$1.030188

M&E—1.85%—(B)	$1.616984	$1.695885	$2.273309	$1.570851

M&E—1.90%—(B)	$1.156414	$1.013242	$1.193650	$1.132631

M&E—2.00%—(A)	$1.605908	$1.684240	$2.257740	$1.560058

M&E—2.00%—(C)	$1.035415	$1.011893	$1.072230	$1.029566

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.594931	$1.672766	$2.242303	$1.549416

M&E—2.20%—(B)	$1.150766	$1.008290	$1.187790	$1.127087

M&E—2.30%—(A)	$1.584040	$1.661318	$2.226969	$1.538823

M&E—2.30%—(C)	$1.034479	$1.010982	$1.071258	$1.028636

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,660,625.622	3,718,768.597	337,838.541	3,030,355.345

Cost	$27,729,387	$39,271,238	$7,734,979	$63,589,440

Number of shares—Service	83,632.531	—	—	—

Cost	$1,785,589	$—	$—	$—

Investments in mutual funds, at net asset value	$45,031,607	$46,930,860	$9,780,426	$80,455,934
Receivable for units sold	—	5,586	—	—

Total assets	45,031,607	46,936,446	9,780,426	80,455,934

Liabilities
Payable for units redeemed	34	—	14	5

	$45,031,573	$46,936,446	$9,780,412	$80,455,929

Net Assets:
Deferred annuity contracts terminable by owners	$45,031,573	$46,936,446	$9,780,412	$80,455,929

Total net assets	$45,031,573	$46,936,446	$9,780,412	$80,455,929

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	4,852,351.8848	1,406,213.2203	186,761.8238	7,707,377.7683

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	5,443,608.3213	9,292,302.7276	2,311,953.2316	6,746,534.0796

M&E—1.30%—(C)	—	5,607.6463	—	5,730.4845

M&E—1.40%—(A)	513,459.2693	316,327.1611	87,954.1048	1,580,014.4372

M&E—1.40%—(B)	4,363.7461	29,572.4298	19.2863	144,024.8302

M&E—1.40%—(D)	131,554.3631	288,504.8576	81,082.5492	490,843.6304

M&E—1.50%—(A)	12,585,699.3498	3,106,169.5174	735,713.2012	24,155,783.7757

M&E—1.50%—(B)	147,752.6537	221,178.6336	—	239,658.3724

M&E—1.50%—(C)	—	—	—	3,160.7354

M&E—1.55%—(A)	13,997,001.7732	19,990,993.1900	3,397,656.9680	17,312,561.2311

M&E—1.55%—(D)	2,874,410.3021	1,545,466.4350	465,586.4869	2,551,626.4017

M&E—1.65%—(B)	1,118,220.1578	686,147.3040	119,434.7021	1,492,818.7571

M&E—1.70%—(B)	—	—	48,043.7140	384,039.4866

M&E—1.80%—(A)	—	170,776.0957	57,776.8539	634,677.2846

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	102,642.6225	3,848.5335	29,994.5135

M&E—1.90%—(B)	—	13,414.9482	12,369.9024	—

M&E—2.00%—(A)	—	71,044.5209	1,545.8791	53,556.8146

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	56,911.7115	—	268,088.5223

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.997022	$1.271980	$1.319374	$1.261449

M&E—1.25%—(B)	$1.120084	$0.956149	$1.044012	$0.996279

M&E—1.30%—(A)	$1.349671	$1.268385	$1.315674	$1.394446

M&E—1.30%—(C)	—	$0.995338	$1.038738	$1.017109

M&E—1.40%—(A)	$0.987189	$1.261330	$1.308318	$1.249071

M&E—1.40%—(B)	$1.485537	$1.230793	$1.317059	$1.323805

M&E—1.40%—(D)	$0.987189	$1.261330	$1.308318	$1.249071

M&E—1.50%—(A)	$0.980707	$1.254298	$1.301026	$1.240900

M&E—1.50%—(B)	$0.980707	$1.254298	$1.301026	$1.240900

M&E—1.50%—(C)	—	$0.994737	$1.038103	$1.016491

M&E—1.55%—(A)	$0.977513	$1.250803	$1.297388	$1.236841

M&E—1.55%—(D)	$0.977513	$1.250803	$1.297388	$1.236841

M&E—1.65%—(B)	$0.971097	$1.243830	$1.290182	$1.228748

M&E—1.70%—(B)	—	$1.057839	$1.082576	$1.139956

M&E—1.80%—(A)	$1.312530	$1.233469	$1.279447	$1.356010

M&E—1.80%—(C)	—	$0.993836	$1.037166	$1.015574

M&E—1.85%—(B)	—	$1.600638	$1.554080	$1.626993

M&E—1.90%—(B)	—	$1.054375	$1.079021	$1.136227

M&E—2.00%—(A)	—	$1.589682	$1.543441	$1.615870

M&E—2.00%—(C)	—	$0.993240	$1.036543	$1.014961

M&E—2.05%—(A)	$1.294385	$1.216392	$1.261728	$1.337293

M&E—2.15%—(B)	—	$1.578813	$1.532894	$1.604815

M&E—2.20%—(B)	—	$1.049205	$1.073747	$1.130667

M&E—2.30%—(A)	—	$1.568020	$1.522413	$1.593839

M&E—2.30%—(C)	—	$0.992340	$1.035605	$1.014050

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	593,280.7331	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	297,554.2722	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	59,139.6324	—	—	—

M&E—1.70%—(B)	75,807.2896	—	—	—

M&E—1.80%—(A)	125,450.6776	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	33,400.3800	—	—	—

M&E—1.90%—(B)	21,301.3451	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	2,085.5402	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	38,924.9414	—	—	—

M&E—2.20%—(B)	33,206.9995	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.738726	—	—	—

M&E—1.30%—(C)	$1.089850	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.722779	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.089186	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	$1.710951	—	—	—

M&E—1.70%—(B)	$1.193621	—	—	—

M&E—1.80%—(A)	$1.699228	—	—	—

M&E—1.80%—(C)	$1.088197	—	—	—

M&E—1.85%—(B)	$1.695300	—	—	—

M&E—1.90%—(B)	$1.189694	—	—	—

M&E—2.00%—(A)	$1.683721	—	—	—

M&E—2.00%—(C)	$1.087538	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	$1.672182	—	—	—

M&E—2.20%—(B)	$1.183888	—	—	—

M&E—2.30%—(A)	$1.660767	—	—	—

M&E—2.30%—(C)	$1.086567	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,043,001.887	795,855.026	296,766.515	1,418,125.775

Cost	$22,394,232	$24,902,387	$3,688,391	$40,595,834

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$31,248,337	$30,998,553	$4,953,033	$49,676,946
Receivable for units sold	—	39	6	21

Total assets	31,248,337	30,998,592	4,953,039	49,676,967

Liabilities
Payable for units redeemed	4	—	—	—

	$31,248,333	$30,998,592	$4,953,039	$49,676,967

Net Assets:
Deferred annuity contracts terminable by owners	$31,248,333	$30,998,592	$4,953,039	$49,676,967

Total net assets	$31,248,333	$30,998,592	$4,953,039	$49,676,967

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	3,191,309.2231	2,334,942.0701	694,676.5669	4,233,921.1809

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	2,570,765.0342	2,651,335.5195	—	6,687,374.4470

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	497,448.9257	1,271,149.4096	547,464.2649	1,434,694.2891

M&E—1.40%—(B)	27,335.7482	41,890.6923	458.3564	116,363.8871

M&E—1.40%—(D)	371,658.3548	141,725.9952	217,362.5960	488,167.7043

M&E—1.50%—(A)	11,490,184.4432	6,158,905.8323	1,164,231.9139	12,760,486.8659

M&E—1.50%—(B)	229,662.7121	144,986.2859	25,162.3147	939,584.6153

M&E—1.50%—(C)	68,296.4107	1,174.3152	—	—

M&E—1.55%—(A)	10,599,945.8724	15,426,518.4198	285,800.9904	19,799,342.8241

M&E—1.55%—(D)	2,436,112.3930	2,225,609.7829	364,308.2321	4,157,407.0812

M&E—1.65%—(B)	462,151.8475	1,057,678.0073	156,402.3495	2,017,402.2852

M&E—1.70%—(B)	74,296.5813	124,949.6962	—	106,701.2635

M&E—1.80%—(A)	40,253.3319	125,579.8430	—	109,484.1895

M&E—1.80%—(C)	614.9173	—	—	—

M&E—1.85%—(B)	7,911.8323	3,194.9406	—	26,945.9892

M&E—1.90%—(B)	9,458.9393	—	—	10,721.9783

M&E—2.00%—(A)	12,948.4299	2,069.8787	—	1,884.0025

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	170,383.4412	85,077.5651	—	164,667.0972

M&E—2.20%—(B)	3,948.4618	3,490.8805	—	29,311.0965

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$0.952272	$1.289164	$1.454423	$1.016044

M&E—1.25%—(B)	$1.086768	$1.092409	$0.988260	$0.999557

M&E—1.30%—(A)	$1.272565	$1.875424	—	$1.288974

M&E—1.30%—(C)	$1.073048	$1.083083	—	$1.005257

M&E—1.40%—(A)	$0.942925	$0.665981	$1.434668	$0.815023

M&E—1.40%—(B)	$1.343730	$1.702223	$1.456563	$1.342201

M&E—1.40%—(D)	$0.942925	$0.665981	$1.434668	$0.733990

M&E—1.50%—(A)	$0.936742	$1.268144	$1.430694	$0.999477

M&E—1.50%—(B)	$0.936742	$0.724577	$1.424498	$0.809235

M&E—1.50%—(C)	$1.072398	$1.082425	—	$1.004655

M&E—1.55%—(A)	$0.933656	$0.722030	$1.419475	$0.806356

M&E—1.55%—(D)	$0.933656	$0.722030	$1.419475	$0.806356

M&E—1.65%—(B)	$0.927557	$0.716875	$1.409366	$0.800602

M&E—1.70%—(B)	$1.105472	$1.255004	—	$1.190543

M&E—1.80%—(A)	$1.237498	$1.823801	—	$1.253455

M&E—1.80%—(C)	$1.071423	$1.081448	—	$1.003739

M&E—1.85%—(B)	$1.497107	$2.168407	—	$1.636153

M&E—1.90%—(B)	$1.101853	$1.250883	—	$1.186653

M&E—2.00%—(A)	$1.486858	$2.153572	—	$1.624967

M&E—2.00%—(C)	$1.070778	$1.080794	—	$1.003133

M&E—2.05%—(A)	$1.220440	$1.798630	—	$1.236153

M&E—2.15%—(B)	$1.476695	$2.138831	—	$1.613854

M&E—2.20%—(B)	$1.096458	$1.244769	—	$1.180831

M&E—2.30%—(A)	$1.466605	$2.124234	—	$1.602829

M&E—2.30%—(C)	$1.069811	$1.079821	—	$1.002231

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares—Initial	1,378,330.279	4,012,243.201	9,976,144.354	3,803,524.997

Cost	$21,499,116	$78,883,504	$259,525,285	$90,145,553

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$22,480,567	$86,022,494	$273,944,924	$89,649,084
Receivable for units sold	—	—	78	35

Total assets	22,480,567	86,022,494	273,945,002	89,649,119

Liabilities
Payable for units redeemed	8	70	—	—

	$22,480,559	$86,022,424	$273,945,002	$89,649,119

Net Assets:
Deferred annuity contracts terminable by owners	$22,480,559	$86,022,424	$273,945,002	$89,649,119

Total net assets	$22,480,559	$86,022,424	$273,945,002	$89,649,119

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	368,322.8488	2,169,212.5118	8,657,793.7567	4,258,907.3869

M&E—1.25%—(B)	—	—	26,292.3746	—

M&E—1.30%—(A)	4,130,658.1920	14,836,051.8578	29,377,029.3379	10,692,871.6395

M&E—1.30%—(C)	5,663.8221	12,056.2154	58,108.0023	15,892.1986

M&E—1.40%—(A)	293,437.8594	1,223,088.9933	6,037,496.6828	3,199,475.9524

M&E—1.40%—(B)	24,905.5519	64,681.0831	750,941.1559	113,025.6521

M&E—1.40%—(D)	177,155.5308	519,571.7317	2,383,883.1295	687,419.3852

M&E—1.50%—(A)	2,555,637.4924	5,503,814.1777	27,937,332.7473	15,185,084.1424

M&E—1.50%—(B)	17,389.0542	639,322.4330	1,954,500.7851	734,846.0821

M&E—1.50%—(C)	1,203.6128	1,040.1891	7,695.6449	—

M&E—1.55%—(A)	9,801,074.5165	31,485,734.8283	71,846,496.9815	22,010,012.8219

M&E—1.55%—(D)	766,536.7220	2,172,923.4057	7,803,463.0988	4,022,756.0314

M&E—1.65%—(B)	227,941.9360	5,935,898.4313	9,394,980.0147	2,519,117.6661

M&E—1.70%—(B)	85,746.3493	194,515.4701	1,228,445.6171	232,994.3201

M&E—1.80%—(A)	113,589.5955	521,347.2264	1,675,954.9416	422,010.1950

M&E—1.80%—(C)	—	2,675.6071	614.8335	—

M&E—1.85%—(B)	36,030.6605	150,245.7987	181,822.7987	121,345.7113

M&E—1.90%—(B)	21,573.9075	76,310.1842	51,894.9752	148,014.3517

M&E—2.00%—(A)	9,876.8560	122,456.5208	434,787.2929	107,649.5199

M&E—2.00%—(C)	—	—	4,245.4505	4,622.2988

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	169,448.6548	204,767.0481	742,112.0736	86,513.1852

M&E—2.20%—(B)	—	31,479.2819	480,594.4110	32,464.0678

M&E—2.30%—(A)	—	—	48,555.4433	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	$1.208354	$1.323958	$1.788832	$1.337242

M&E—1.25%—(B)	$0.944800	$0.982111	$1.106693	$0.946121

M&E—1.30%—(A)	$1.204962	$1.320266	$1.822872	$1.424382

M&E—1.30%—(C)	$0.975698	$1.008747	$1.070062	$0.978432

M&E—1.40%—(A)	$1.198237	$1.312887	$1.490512	$1.432302

M&E—1.40%—(B)	$1.211941	$1.239118	$1.612455	$1.336875

M&E—1.40%—(D)	$1.198237	$1.312887	$1.490512	$1.432302

M&E—1.50%—(A)	$1.191553	$1.305576	$1.759659	$1.315429

M&E—1.50%—(B)	$1.191553	$1.305576	$1.479293	$1.421500

M&E—1.50%—(C)	$0.975109	$1.008136	$1.069412	$0.977842

M&E—1.55%—(A)	$1.188222	$1.301938	$1.473743	$1.416129

M&E—1.55%—(D)	$1.188222	$1.301938	$1.473743	$1.416129

M&E—1.65%—(B)	$1.181624	$1.294686	$1.462643	$1.405491

M&E—1.70%—(B)	$1.012433	$1.093271	$1.184684	$1.097011

M&E—1.80%—(A)	$1.171768	$1.283895	$1.772645	$1.385163

M&E—1.80%—(C)	$0.974221	$1.007224	$1.068445	$0.976956

M&E—1.85%—(B)	$1.520616	$1.377544	$2.017419	$1.663539

M&E—1.90%—(B)	$1.009127	$1.089681	$1.180803	$1.093424

M&E—2.00%—(A)	$1.510170	$1.368091	$2.003619	$1.652131

M&E—2.00%—(C)	$0.973634	$1.006614	$1.067807	$0.976364

M&E—2.05%—(A)	$1.155587	$1.266160	$1.748171	$1.366054

M&E—2.15%—(B)	$1.499841	$1.358741	$1.989918	$1.640841

M&E—2.20%—(B)	$1.004175	$1.084369	$1.175023	$1.088069

M&E—2.30%—(A)	$1.489611	$1.349448	$1.976331	$1.629640

M&E—2.30%—(C)	$0.972757	$1.005707	$1.066840	$0.975486

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Assets
Investment in securities:
Number of shares—Initial	1,101,819.187	192,931.761	9,438,689.081	7,709,126.504

Cost	$39,069,616	$2,531,840	$249,089,343	$98,585,128

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$49,196,227	$4,275,368	$336,300,492	$97,289,176
Receivable for units sold	22	—	—	32

Total assets	49,196,249	4,275,368	336,300,492	97,289,208

Liabilities
Payable for units redeemed	—	—	68	—

	$49,196,249	$4,275,368	$336,300,424	$97,289,208

Net Assets:
Deferred annuity contracts terminable by owners	$49,196,249	$4,275,368	$336,300,424	$97,289,208

Total net assets	$49,196,249	$4,275,368	$336,300,424	$97,289,208

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—(A)	2,831,097.7493	558,704.8472	8,474,209.8118	2,325,229.8242

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	6,803,072.0948	—	24,271,117.8782	14,275,933.9595

M&E—1.30%—(C)	—	—	1,258.5235	5,873.5762

M&E—1.40%—(A)	1,167,143.0690	51,273.4385	4,794,762.5625	928,457.7252

M&E—1.40%—(B)	48,098.7767	—	778,468.0028	141,054.5739

M&E—1.40%—(D)	361,380.9962	97,919.5950	2,346,268.1017	530,516.2386

M&E—1.50%—(A)	9,478,581.6647	2,177,286.0359	31,436,768.9100	7,190,209.0018

M&E—1.50%—(B)	475,624.7860	13,297.2165	760,669.9462	726,935.4087

M&E—1.50%—(C)	—	—	1,176.1714	1,183.9257

M&E—1.55%—(A)	16,871,551.5532	162,170.3910	58,958,293.3861	28,180,028.1315

M&E—1.55%—(D)	3,701,161.2634	376,867.4561	7,345,990.1073	2,966,634.3939

M&E—1.65%—(B)	1,032,876.5908	118,705.8963	6,859,195.4653	3,606,595.9475

M&E—1.70%—(B)	82,574.6947	—	637,448.1741	159,724.8704

M&E—1.80%—(A)	604,043.6972	—	2,119,478.0164	358,407.6682

M&E—1.80%—(C)	—	—	3,297.7320	—

M&E—1.85%—(B)	40,686.8061	—	110,217.5318	160,714.3348

M&E—1.90%—(B)	60,758.5871	—	36,006.3378	138,654.1041

M&E—2.00%—(A)	7,589.9242	—	303,298.1333	142,129.1119

M&E—2.00%—(C)	2,095.3878	—	2,196.6897	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	80,837.2152	—	750,741.5607	419,807.9981

M&E—2.20%—(B)	42,777.5921	—	466,289.9759	13,901.0047

M&E—2.30%—(A)	—	—	33,015.4005	1,943.3528

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation unit value: Initial
M&E—1.25%—(A)	$1.093944	$1.284076	$2.266360	$1.580730

M&E—1.25%—(B)	$1.187869	$1.122406	$1.064131	$0.929567

M&E—1.30%—(A)	$1.359202	—	$2.121232	$1.576332

M&E—1.30%—(C)	$1.089644	—	$1.036668	$0.986977

M&E—1.40%—(A)	$1.083210	$0.994989	$2.314639	$1.567541

M&E—1.40%—(B)	$1.408204	$1.434159	$1.762637	$1.337344

M&E—1.40%—(D)	$1.083210	$0.994989	$2.314639	$1.567541

M&E—1.50%—(A)	$1.076102	$1.263124	$2.229383	$1.558794

M&E—1.50%—(B)	$1.076102	$0.987483	$2.297144	$1.558794

M&E—1.50%—(C)	$1.088982	—	$1.036042	$0.986380

M&E—1.55%—(A)	$1.072563	$0.983762	$2.288481	$1.554448

M&E—1.55%—(D)	$1.072563	$0.983762	$2.288481	$1.554448

M&E—1.65%—(B)	$1.065547	$0.976401	$2.271284	$1.545817

M&E—1.70%—(B)	$1.258464	—	$1.113602	$1.099391

M&E—1.80%—(A)	$1.321792	—	$2.062803	$1.532933

M&E—1.80%—(C)	$1.088004	—	$1.035104	$0.985489

M&E—1.85%—(B)	$1.695195	—	$2.462827	$1.954589

M&E—1.90%—(B)	$1.254358	—	$1.109935	$1.095776

M&E—2.00%—(A)	$1.683580	—	$2.445989	$1.941190

M&E—2.00%—(C)	$1.087339	—	$1.034477	$0.984893

M&E—2.05%—(A)	$1.303547	—	$2.034339	$1.511759

M&E—2.15%—(B)	$1.672074	—	$2.429262	$1.927952

M&E—2.20%—(B)	$1.248218	—	$1.104504	$1.090425

M&E—2.30%—(A)	$1.660687	—	$2.412649	$1.914774

M&E—2.30%—(C)	$1.086361	—	$1.033547	$0.984009

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Assets
Investment in securities:
Number of shares—Initial	6,547.231	9,719.851	5,848.875	41,372.747

Cost	$102,021	$116,684	$64,075	$658,199

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$119,618	$119,749	$71,181	$528,330
Receivable for units sold	1	—	—	5

Total assets	119,619	119,749	71,181	528,335

Liabilities
Payable for units redeemed	—	—	9	—

	$119,619	$119,749	$71,172	$528,335

Net Assets:
Deferred annuity contracts terminable by owners	$119,619	$119,749	$71,172	$528,335

Total net assets	$119,619	$119,749	$71,172	$528,335

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	13,142.2951	23,582.7925	16,693.7686	149,843.1616

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	36,245.4760	9,784.0636	—	21,981.2887

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	21,576.8132	29,016.5995	17,399.2916	15,100.9030

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	11,476.6348	8,627.3936	3,993.5852	60,534.0589

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.472130	$1.710990	$1.894632	$2.156476

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.458630	$1.695292	$1.877278	$2.136705

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.438676	$1.672094	$1.851567	$2.107478

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	$1.425557	$1.656856	$1.834701	$2.088223

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	$1.406124	$1.634265	$1.809690	$2.059769

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount

Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Assets
Investment in securities:
Number of shares—Initial	8,680.080	1,860.257	8,308.560	150,233.071

Cost	$120,405	$18,761	$98,515	$1,579,049

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$156,155	$20,612	$96,213	$1,624,019
Receivable for units sold	—	—	—	2

Total assets	156,155	20,612	96,213	1,624,021

Liabilities
Payable for units redeemed	1	4	10	—

	$156,154	$20,608	$96,203	$1,624,021

Net Assets:
Deferred annuity contracts terminable by owners	$156,154	$20,608	$96,203	$1,624,021

Total net assets	$156,154	$20,608	$96,203	$1,624,021

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	1,253.1273	15,682.4734	68,319.4099	1,004,159.1884

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	15,187.6380	1,414.0982	1,186.7780	206,516.5560

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	74,246.2961	—	—	83,418.3605

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	19,651.7952

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.757307	$1.206108	$1.384266	$1.239441

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.741204	$1.197442	$1.374314	$1.230533

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.717354	$1.184590	$1.359541	$1.217292

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	$1.701695	$1.176143	$1.349791	$1.208795

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	$1.678519	$1.163573	$1.335332	$1.197106

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

77

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,315.188	16,381.920	1,471.333	791.512

Cost	$38,637	$175,240	$18,167	$8,577

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$39,650	$170,863	$17,318	$8,596
Receivable for units sold	—	1	—	—

Total assets	39,650	170,864	17,318	8,596

Liabilities
Payable for units redeemed	1	—	1	—

	$39,649	$170,864	$17,317	$8,596

Net Assets:
Deferred annuity contracts terminable by owners	$39,649	$170,864	$17,317	$8,596

Total net assets	$39,649	$170,864	$17,317	$8,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	30,671.9970	4,969.5366	—	—

M&E—1.30%—(C)	—	—	15,889.9218	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	149,279.5227	—	—

M&E—1.80%—(C)	—	—	—	3,771.1144

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	2,387.8895	4,158.2022

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	$1.292676	$1.121871	—	—

M&E—1.30%—(C)	—	—	$0.947728	$1.086047

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	$1.285893	$1.115984	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	$0.947156	$1.085387

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	$1.275808	$1.107245	—	—

M&E—1.80%—(C)	—	—	$0.946297	$1.084400

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	$1.269162	$1.101475	—	—

M&E—2.00%—(C)	—	—	$0.945718	$1.083751

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	$1.259251	$1.092876	—	—

M&E—2.30%—(C)	—	—	$0.944865	$1.082774

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Assets
Investment in securities:
Number of shares—Initial	959.180	1,287.716	0.002	949.658

Cost	$11,963	$22,806	$—	$17,943

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$11,616	$23,011	$—	$17,673
Receivable for units sold	—	1	—	—

Total assets	11,616	23,012	—	17,673

Liabilities
Payable for units redeemed	—	—	—	—

	$11,616	$23,012	$—	$17,673

Net Assets:
Deferred annuity contracts terminable by owners	$11,616	$23,012	$—	$17,673

Total net assets	$11,616	$23,012	$—	$17,673

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	11,873.7560	4,211.6290	—	14,486.3567

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	4,741.9025	—	2,829.4728

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	3,813.3103	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	8,604.2947	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	$0.978261	$1.078090	$0.953507	$1.020729

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$0.977674	$1.077439	$0.952931	$1.020107

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	$0.976787	$1.076462	$0.952066	$1.019183

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	$0.976195	$1.075814	$0.951486	$1.018568

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	$0.975320	$1.074843	$0.950634	$1.017648

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Assets
Investment in securities:
Number of shares - Initial	8,433.274	1,100.074	851.596	1,194.222

Cost	$95,638	$21,621	$9,600	$18,393

Number of shares - Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$95,465	$21,396	$9,793	$17,973
Receivable for units sold	—	1	—	—

Total assets	95,465	21,397	9,793	17,973

Liabilities
Payable for units redeemed	1	—	—	—

	$95,464	$21,397	$9,793	$17,973

Net Assets:
Deferred annuity contracts terminable by owners	$95,464	$21,397	$9,793	$17,973

Total net assets	$95,464	$21,397	$9,793	$17,973

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	35,780.0094	17,338.7098	6,505.7992	14,857.6376

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	58,744.1629	2,752.4494	—	2,360.7554

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	1,979.4792	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	$1.010322	$1.065045	$1.154686	$1.043900

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.009717	$1.064393	$1.153984	$1.043271

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	$1.008801	$1.063425	$1.152941	$1.042321

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	$1.008192	$1.062786	$1.152244	$1.041692

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	$1.007287	$1.061829	$1.151206	$1.040751

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Assets
Investment in securities:
Number of shares—Initial	3,152.985	3,965,296.010	1,449,337.077	1,335,959.246

Cost	$50,467	$51,570,899	$10,835,306	$19,317,744

Number of shares—Service	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, at net asset value	$47,768	$54,959,003	$10,522,187	$21,415,427
Receivable for units sold	—	—	679	—

Total assets	47,768	54,959,003	10,522,866	21,415,427

Liabilities
Payable for units redeemed	—	—	—	3

	$47,768	$54,959,003	$10,522,866	$21,415,424

Net Assets:
Deferred annuity contracts terminable by owners	$47,768	$54,959,003	$10,522,866	$21,415,424

Total net assets	$47,768	$54,959,003	$10,522,866	$21,415,424

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Initial
M&E—1.25%—(A)	—	3,035,057.2572	755,671.6991	562,020.4447

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	2,105,701.5971	454,940.4540	1,735,941.6308

M&E—1.30%—(C)	32,476.8606	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	5,784,183.2067	2,151,291.7782	3,524,772.4087

M&E—1.50%—(A)	—	11,218,642.9403	2,377,209.2034	2,487,311.4958

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	7,793.6591	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	8,869,508.6446	1,588,535.3257	4,984,558.5901

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	42,774.2639	—	84,035.5153

M&E—1.80%—(C)	2,709.0687	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	68,455.6945	—	11,381.8292

M&E—2.00%—(C)	4,465.7916	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Initial
M&E—1.25%—(A)	—	$1.407785	$1.458323	$2.143933

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	$1.427262	$1.455193	$1.977480

M&E—1.30%—(C)	$1.007181	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	$2.202196	$1.439571	$1.345252

M&E—1.50%—(A)	—	$1.384816	$1.434560	$2.108943

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	$1.006571	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	$2.168287	$1.417432	$1.324512

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	$1.387998	$1.415102	$1.922993

M&E—1.80%—(C)	$1.005660	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	$1.697953	$1.321947	$2.344666

M&E—2.00%—(C)	$1.005055	—	—	—

M&E—2.05%—(A)	—	$1.368781	$1.395557	$1.896471

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	$1.674800	$1.303926	$2.312755

M&E—2.30%—(C)	$1.004142	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation units outstanding: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Assets and Liabilities

December 31, 2007

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Accumulation unit value: Service
M&E—1.25%—(A)	—	—	—	—

M&E—1.25%—(B)	—	—	—	—

M&E—1.30%—(A)	—	—	—	—

M&E—1.30%—(C)	—	—	—	—

M&E—1.40%—(A)	—	—	—	—

M&E—1.40%—(B)	—	—	—	—

M&E—1.40%—(D)	—	—	—	—

M&E—1.50%—(A)	—	—	—	—

M&E—1.50%—(B)	—	—	—	—

M&E—1.50%—(C)	—	—	—	—

M&E—1.55%—(A)	—	—	—	—

M&E—1.55%—(D)	—	—	—	—

M&E—1.65%—(B)	—	—	—	—

M&E—1.70%—(B)	—	—	—	—

M&E—1.80%—(A)	—	—	—	—

M&E—1.80%—(C)	—	—	—	—

M&E—1.85%—(B)	—	—	—	—

M&E—1.90%—(B)	—	—	—	—

M&E—2.00%—(A)	—	—	—	—

M&E—2.00%—(C)	—	—	—	—

M&E—2.05%—(A)	—	—	—	—

M&E—2.15%—(B)	—	—	—	—

M&E—2.20%—(B)	—	—	—	—

M&E—2.30%—(A)	—	—	—	—

M&E—2.30%—(C)	—	—	—	—

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Asset Allocation - Conservative	Asset Allocation - Growth	Asset Allocation - Moderate	Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$11,114,250	$12,461,293	$32,136,007	$38,149,778
Expenses:
Administrative, mortality and expense risk charge	5,444,807	8,487,405	16,252,799	24,562,244

Net investment income (loss)	5,669,443	3,973,888	15,883,208	13,587,534

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	13,903,646	21,696,524	28,656,386	40,357,208
Proceeds from sales	167,960,895	90,691,551	136,469,603	237,387,085
Cost of investments sold	163,375,426	59,651,498	99,998,910	152,382,064

Net realized capital gains (losses) on investments	18,489,115	52,736,577	65,127,079	125,362,229

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,607,263	94,352,217	151,191,325	265,643,371
End of period	(2,140,595)	69,676,997	134,568,196	218,718,054

Net change in unrealized appreciation/depreciation of investments	(5,747,858)	(24,675,220)	(16,623,129)	(46,925,317)

Net realized and unrealized capital gains (losses) on investments	12,741,257	28,061,357	48,503,950	78,436,912

Increase (decrease) in net assets from operations	$18,410,700	$32,035,245	$64,387,158	$92,024,446

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	International Moderate Growth	MFS International Equity	American Century Large Company Value	Capital Guardian Global
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$582,724	$1,124,530	$189,563	$1,377,052
Expenses:
Administrative, mortality and expense risk charge	642,186	1,826,473	640,522	2,458,400

Net investment income (loss)	(59,462)	(701,943)	(450,959)	(1,081,348)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	352,731	20,911,372	181,972	14,040,492
Proceeds from sales	4,583,118	32,245,019	20,836,627	36,984,029
Cost of investments sold	4,019,335	20,539,882	17,734,602	31,440,511

Net realized capital gains (losses) on investments	916,514	32,616,509	3,283,997	19,584,010

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	886,854	24,420,077	4,012,894	192,782
End of period	1,939,825	1,459,043	316,142	(10,234,841)

Net change in unrealized appreciation/depreciation of investments	1,052,971	(22,961,034)	(3,696,752)	(10,427,623)

Net realized and unrealized capital gains (losses) on investments	1,969,485	9,655,475	(412,755)	9,156,387

Increase (decrease) in net assets from operations	$1,910,023	$8,953,532	$(863,714)	$8,075,039

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Capital Guardian U.S. Equity	Capital Guardian Value	Clarion Global Real Estate Securities	Transamerica Small/Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,150,908	$3,571,980	$7,934,794	$2,205,982
Expenses:
Administrative, mortality and expense risk charge	2,495,354	5,010,025	1,863,228	3,535,173

Net investment income (loss)	(1,344,446)	(1,438,045)	6,071,566	(1,329,191)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	14,324,928	22,292,362	8,076,373	20,428,883
Proceeds from sales	31,979,419	78,522,575	53,345,703	68,866,050
Cost of investments sold	21,030,339	61,721,179	33,603,061	47,024,837

Net realized capital gains (losses) on investments	25,274,008	39,093,758	27,819,015	42,270,096

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	36,221,561	86,166,902	37,406,305	100,700,389
End of period	10,665,377	26,471,413	(5,524,813)	111,086,452

Net change in unrealized appreciation/depreciation of investments	(25,556,184)	(59,695,489)	(42,931,118)	10,386,063

Net realized and unrealized capital gains (losses) on investments	(282,176)	(20,601,731)	(15,112,103)	52,656,159

Increase (decrease) in net assets from operations	$(1,626,622)	$(22,039,776)	$(9,040,537)	$51,326,968

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Science and Technology	Jennison Growth	JPMorgan Enhanced Index	Marsico Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$16,931	$1,615,595	$10,184
Expenses:
Administrative, mortality and expense risk charge	369,114	434,218	2,095,942	712,688

Net investment income (loss)	(369,114)	(417,287)	(480,347)	(702,504)

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,605,862	3,590,287	452,755
Proceeds from sales	10,251,125	9,292,221	35,058,174	13,877,737
Cost of investments sold	9,461,323	7,247,697	23,166,032	10,061,337

Net realized capital gains (losses) on investments	789,802	3,650,386	15,482,429	4,269,155

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	36,133	2,536,451	38,288,581	6,161,673
End of period	5,985,721	2,096,400	28,261,752	10,478,668

Net change in unrealized appreciation/depreciation of investments	5,949,588	(440,051)	(10,026,829)	4,316,995

Net realized and unrealized capital gains (losses) on investments	6,739,390	3,210,335	5,455,600	8,586,150

Increase (decrease) in net assets from operations	$6,370,276	$2,793,048	$4,975,253	$7,883,646

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	BlackRock Large Cap Value	MFS High Yield	PIMCO Total Return	Legg Mason Partners All Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$1,000,372	$8,722,340	$5,534,087	$2,065,078
Expenses:
Administrative, mortality and expense risk charge	1,624,850	1,473,632	3,169,798	2,401,413

Net investment income (loss)	(624,478)	7,248,708	2,364,289	(336,335)

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,721,497	5,103	15,117	8,251,375
Proceeds from sales	28,675,040	37,827,505	47,940,991	38,391,449
Cost of investments sold	18,461,102	39,957,302	46,118,586	26,558,926

Net realized capital gains (losses) on investments	21,935,435	(2,124,694)	1,837,522	20,083,898

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	22,888,661	(4,330,986)	2,048,033	40,008,163
End of period	4,849,976	(8,839,838)	12,923,414	20,200,867

Net change in unrealized appreciation/depreciation of investments	(18,038,685)	(4,508,852)	10,875,381	(19,807,296)

Net realized and unrealized capital gains (losses) on investments	3,896,750	(6,633,546)	12,712,903	276,602

Increase (decrease) in net assets from operations	$3,272,272	$615,162	$15,077,192	$(59,733)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Templeton Transamerica Global	Transamerica Balanced (A/T)	Transamerica Convertible Securities	Transamerica Equity
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$446,646	$321,795	$979,597	$76,873
Expenses:
Administrative, mortality and expense risk charge	443,611	425,480	718,523	5,212,136

Net investment income (loss)	3,035	(103,685)	261,074	(5,135,263)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	126,491	5,186,484	14,158,010
Proceeds from sales	8,706,534	7,294,857	14,790,886	96,129,796
Cost of investments sold	6,119,512	5,609,576	13,606,468	58,626,595

Net realized capital gains (losses) on investments	2,587,022	1,811,772	6,370,902	51,661,211

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,986,740	3,427,975	1,880,006	55,764,247
End of period	6,004,962	4,974,711	2,821,871	57,347,192

Net change in unrealized appreciation/depreciation of investments	1,018,222	1,546,736	941,865	1,582,945

Net realized and unrealized capital gains (losses) on investments	3,605,244	3,358,508	7,312,767	53,244,156

Increase (decrease) in net assets from operations	$3,608,279	$3,254,823	$7,573,841	$48,108,893

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Growth Opportunities	Transamerica Money Market	Transamerica U.S. Government Securities	Transamerica U.S. Government Securities-PAM Fund
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$31,125	$9,052,279	$5,173,014	$286,867
Expenses:
Administrative, mortality and expense risk charge	1,049,745	2,747,098	1,659,396	21,343

Net investment income (loss)	(1,018,620)	6,305,181	3,513,618	265,524

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,195,238	(53)	—	—
Proceeds from sales	19,776,455	200,191,862	35,456,022	7,454,187
Cost of investments sold	15,495,044	200,191,862	36,406,958	7,655,119

Net realized capital gains (losses) on investments	9,476,649	(53)	(950,936)	(200,932)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	6,601,785	—	(3,889,775)	4
End of period	11,664,529	—	(1,490,495)	22,219

Net change in unrealized appreciation/depreciation of investments	5,062,744	—	2,399,280	22,215

Net realized and unrealized capital gains (losses) on investments	14,539,393	(53)	1,448,344	(178,717)

Increase (decrease) in net assets from operations	$13,520,773	$6,305,128	$4,961,962	$86,807

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Franklin Income Securities	Mutual Shares Securities	Templeton Foreign Securities	T. Rowe Price Equity Income
	Subaccount (1)	Subaccount(1)	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$7,637	$548	$12,828	$8,131,069
Expenses:
Administrative, mortality and expense risk charge	28,100	38,461	72,257	5,719,253

Net investment income (loss)	(20,463)	(37,913)	(59,429)	2,411,816

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,416	1,340	29,257	34,342,249
Proceeds from sales	798,910	2,396,233	1,722,784	84,799,389
Cost of investments sold	831,451	2,510,864	1,717,954	74,678,355

Net realized capital gains (losses) on investments	(31,125)	(113,291)	34,087	44,463,283
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	63,631,312
End of period	(52,484)	(117,375)	610,675	25,348,492

Net change in unrealized appreciation/depreciation of investments	(52,484)	(117,375)	610,675	(38,282,820)

Net realized and unrealized capital gains (losses) on investments	(83,609)	(230,666)	644,762	6,180,463

Increase (decrease) in net assets from operations	$(104,072)	$(268,579)	$585,333	$8,592,279

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	T. Rowe Price Growth Stock	T. Rowe Price Small Cap	Van Kampen Active International Allocation	Van Kampen Large Cap Core
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$605,533	$—	$5,654,917	$1,337,067
Expenses:
Administrative, mortality and expense risk charge	3,463,766	1,710,875	3,010,703	2,139,774

Net investment income (loss)	(2,858,233)	(1,710,875)	2,644,214	(802,707)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	12,492,162	10,536,990	—	8,468,502
Proceeds from sales	53,448,757	33,288,003	42,941,270	40,361,267
Cost of investments sold	48,056,086	31,400,456	26,947,571	37,955,692

Net realized capital gains (losses) on investments	17,884,833	12,424,537	15,993,699	10,874,077

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	56,729,174	(3,393,239)	57,122,355	22,452,055
End of period	60,676,238	(4,820,246)	64,414,500	23,981,123

Net change in unrealized appreciation/depreciation of investments	3,947,064	(1,427,007)	7,292,145	1,529,068

Net realized and unrealized capital gains (losses) on investments	21,831,897	10,997,530	23,285,844	12,403,145

Increase (decrease) in net assets from operations	$18,973,664	$9,286,655	$25,930,058	$11,600,438

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Van Kampen Mid-Cap Growth	AIM V.I. Basic Value	AIM V.I. Capital Appreciation	AllianceBernstein Growth & Income
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$166,589	$—	$1,081,662
Expenses:
Administrative, mortality and expense risk charge	642,675	793,599	152,935	1,309,088

Net investment income (loss)	(642,675)	(627,010)	(152,935)	(227,426)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,800,702	—	4,449,346
Proceeds from sales	12,134,462	12,932,671	4,301,414	21,933,076
Cost of investments sold	7,085,903	7,502,845	2,664,496	13,699,511

Net realized capital gains (losses) on investments	5,048,559	8,230,528	1,636,918	12,682,911

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	11,831,105	15,095,810	2,577,817	26,313,884
End of period	15,516,631	7,659,622	2,045,447	16,866,494

Net change in unrealized appreciation/depreciation of investments	3,685,526	(7,436,188)	(532,370)	(9,447,390)

Net realized and unrealized capital gains (losses) on investments	8,734,085	794,340	1,104,548	3,235,521

Increase (decrease) in net assets from operations	$8,091,410	$167,330	$951,613	$3,008,095

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	AllianceBernstein Large Cap Growth	Janus Aspen - Mid Cap Growth	Janus Aspen - Mid Cap Value	Janus Aspen - Worldwide Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$—	$165,624	$240,330	$297,341
Expenses:
Administrative, mortality and expense risk charge	471,213	384,795	77,151	753,942

Net investment income (loss)	(471,213)	(219,171)	163,179	(456,601)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	102,110	—
Proceeds from sales	7,740,141	9,645,507	1,093,189	19,061,740
Cost of investments sold	4,952,970	5,822,188	634,207	11,783,631

Net realized capital gains (losses) on investments	2,787,171	3,823,319	561,092	7,278,109

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	7,624,686	5,209,446	1,674,100	12,630,212
End of period	8,854,105	6,096,166	1,264,642	9,081,112

Net change in unrealized appreciation/depreciation of investments	1,229,419	886,720	(409,458)	(3,549,100)

Net realized and unrealized capital gains (losses) on investments	4,016,590	4,710,039	151,634	3,729,009

Increase (decrease) in net assets from operations	$3,545,377	$4,490,868	$314,813	$3,272,408

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$2,205,062	$1,948,234	$1,518,179
Expenses:
Administrative, mortality and expense risk charge	386,367	1,378,631	3,959,321	1,491,144

Net investment income (loss)	(386,367)	826,431	(2,011,087)	27,035

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,925,470	2,298,515	66,627,353	7,647,592
Proceeds from sales	9,413,244	21,779,357	44,922,990	29,077,161
Cost of investments sold	7,823,824	17,074,927	24,548,372	19,650,480

Net realized capital gains (losses) on investments	3,514,890	7,002,945	87,001,971	17,074,273

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,734,244	12,769,271	61,150,231	16,474,117
End of period	981,451	7,138,990	14,419,639	(496,469)

Net change in unrealized appreciation/depreciation of investments	(2,752,793)	(5,630,281)	(46,730,592)	(16,970,586)

Net realized and unrealized capital gains (losses) on investments	762,097	1,372,664	40,271,379	103,687

Increase (decrease) in net assets from operations	$375,730	$2,199,095	$38,260,292	$130,722

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount	Fidelity - VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$147,078	$—	$1,727,588	$634,627
Expenses:
Administrative, mortality and expense risk charge	590,846	63,051	5,218,104	1,635,436

Net investment income (loss)	(443,768)	(63,051)	(3,490,516)	(1,000,809)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	31,045	—	33,015,466	11,571,712
Proceeds from sales	11,756,739	1,069,212	73,336,503	27,853,647
Cost of investments sold	8,269,700	764,696	37,568,326	23,434,624

Net realized capital gains (losses) on investments	3,518,084	304,516	68,783,643	15,990,735

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,685,358	1,158,664	107,397,707	9,092,742
End of period	10,126,611	1,743,528	87,211,149	(1,295,952)

Net change in unrealized appreciation/depreciation of investments	5,441,253	584,864	(20,186,558)	(10,388,694)

Net realized and unrealized capital gains (losses) on investments	8,959,337	889,380	48,597,085	5,602,041

Increase (decrease) in net assets from operations	$8,515,569	$826,329	$45,106,569	$4,601,232

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount
Net investment income (loss)
Income:
Dividends	$486	$1,458	$167	$5,707
Expenses:
Administrative, mortality and expense risk charge	1,857	2,010	1,150	9,764

Net investment income (loss)	(1,371)	(552)	(983)	(4,057)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,667	7,409	10,968	150,942
Proceeds from sales	10,802	9,424	6,140	178,333
Cost of investments sold	9,483	6,994	4,437	215,926

Net realized capital gains (losses) on investments	7,986	9,839	12,671	113,349

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	9,512	13,041	16,135	(38,068)
End of period	17,597	3,065	7,106	(129,869)

Net change in unrealized appreciation/depreciation of investments	8,085	(9,976)	(9,029)	(91,801)

Net realized and unrealized capital gains (losses) on investments	16,071	(137)	3,642	21,548

Increase (decrease) in net assets from operations	$14,700	$(689)	$2,659	$17,491

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	STI Classic Large Cap Value Equity Subaccount	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Net investment income (loss)
Income:
Dividends	$2,532	$76	$1,064	$33,755
Expenses:
Administrative, mortality and expense risk charge	3,191	254	1,353	22,687

Net investment income (loss)	(659)	(178)	(289)	11,068

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,418	3,521	50,304
Proceeds from sales	162,079	500	14,826	184,630
Cost of investments sold	114,473	436	12,487	173,772

Net realized capital gains (losses) on investments	47,606	1,482	5,860	61,162

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	74,895	1,754	2,442	30,537
End of period	35,750	1,851	(2,302)	44,970

Net change in unrealized appreciation/depreciation of investments	(39,145)	97	(4,744)	14,433

Net realized and unrealized capital gains (losses) on investments	8,461	1,579	1,116	75,595

Increase (decrease) in net assets from operations	$7,802	$1,401	$827	$86,663

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount (1)	Huntington VA Growth Subaccount (1)
Net investment income (loss)
Income:
Dividends	$483	$4,438	$—	$—
Expenses:
Administrative, mortality and expense risk charge	487	2,752	32	5

Net investment income (loss)	(4)	1,686	(32)	(5)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,738	3,390	—	—
Proceeds from sales	1,364	109,827	2,563	512
Cost of investments sold	1,098	106,155	2,653	511

Net realized capital gains (losses) on investments	2,004	7,062	(90)	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	755	1,079	—	—
End of period	1,013	(4,377)	(849)	19

Net change in unrealized appreciation/depreciation of investments	258	(5,456)	(849)	19

Net realized and unrealized capital gains (losses) on investments	2,262	1,606	(939)	20

Increase (decrease) in net assets from operations	$2,258	$3,292	$(971)	$15

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Huntington VA Equity Income Subaccount (1)	Huntington VA International Equity Subaccount (1)	Huntington VA Macro 100 Subaccount (1)	Huntington VA Mid Corp America Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	16	31	—	41

Net investment income (loss)	(16)	(31)	—	(41)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	524	1,649	504	4,942
Cost of investments sold	521	1,656	508	5,201

Net realized capital gains (losses) on investments	3	(7)	(4)	(259)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(347)	205	—	(270)

Net change in unrealized appreciation/depreciation of investments	(347)	205	—	(270)

Net realized and unrealized capital gains (losses) on investments	(344)	198	(4)	(529)

Increase (decrease) in net assets from operations	$(360)	$167	$(4)	$(570)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Huntington VA Mortgage Securities Subaccount (1)	Huntington VA New Economy Subaccount (1)	Huntington VA Real Strategies Subaccount (1)	Huntington VA Rotating Markets Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	97	23	20	23

Net investment income (loss)	(97)	(23)	(20)	(23)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,360	2,237	2,314	2,021
Cost of investments sold	1,362	2,357	2,402	2,097

Net realized capital gains (losses) on investments	(2)	(120)	(88)	(76)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(173)	(225)	193	(420)

Net change in unrealized appreciation/depreciation of investments	(173)	(225)	193	(420)

Net realized and unrealized capital gains (losses) on investments	(175)	(345)	105	(496)

Increase (decrease) in net assets from operations	$(272)	$(368)	$85	$(519)

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Operations

Year Ended December 31, 2007, Except as Noted

	Huntington VA Situs Small Cap Subaccount (1)	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount	BlackRock Global Allocation V.I. Subaccount
Net investment income (loss)
Income:
Dividends	$151	$864,385	$956,434	$585,119
Expenses:
Administrative, mortality and expense risk charge	63	943,833	176,940	282,665

Net investment income (loss)	88	(79,448)	779,494	302,454

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,221	7,143,304	—	978,627
Proceeds from sales	4,510	17,401,730	4,107,499	4,379,322
Cost of investments sold	4,915	14,200,820	3,569,351	3,156,617

Net realized capital gains (losses) on investments	816	10,344,214	538,148	2,201,332

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	12,936,110	834,355	1,812,412
End of period	(2,699)	3,388,104	(313,119)	2,097,683

Net change in unrealized appreciation/depreciation of investments	(2,699)	(9,548,006)	(1,147,474)	285,271

Net realized and unrealized capital gains (losses) on investments	(1,883)	796,208	(609,326)	2,486,603

Increase (decrease) in net assets from operations	$(1,795)	$716,760	$170,168	$2,789,057

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Conservative Subaccount		Asset Allocation - Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$5,669,443	$5,764,976	$3,973,888	$(2,961,103)
Net realized capital gains (losses) on investments	18,489,115	$30,409,365	52,736,577	$58,049,164
Net change in unrealized appreciation/depreciation of investments	(5,747,858)	$(13,289,367)	(24,675,220)	$7,373,156

Increase (decrease) in net assets from operations	18,410,700	22,884,974	32,035,245	62,461,217

Contract transactions
Net contract purchase payments	34,260,964	$29,264,520	33,150,209	$37,129,433
Transfer payments from (to) other subaccounts or general account	58,431,961	$21,356,698	19,010,395	$21,539,671
Contract terminations, withdrawals, and other deductions	(46,286,543)	$(29,167,736)	(48,217,506)	$(33,538,213)
Contract maintenance charges	(1,430,782)	$(1,129,499)	(2,132,287)	$(1,867,473)

Increase (decrease) in net assets from contract transactions	44,975,600	20,323,983	1,810,811	23,263,418

Net increase (decrease) in net assets	63,386,300	43,208,957	33,846,056	85,724,635

Net assets:
Beginning of the period	311,598,094	$268,389,137	530,509,389	$444,784,754

End of the period	$374,984,394	$311,598,094	$564,355,445	$530,509,389

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$15,883,208	$10,162,021	$13,587,534	$1,417,842
Net realized capital gains (losses) on investments	65,127,079	$69,739,197	125,362,229	$82,315,528
Net change in unrealized appreciation/depreciation of investments	(16,623,129)	$7,217,867	(46,925,317)	$61,189,184

Increase (decrease) in net assets from operations	64,387,158	87,119,085	92,024,446	144,922,554

Contract transactions
Net contract purchase payments	133,749,725	$113,600,965	295,590,963	$226,467,147
Transfer payments from (to) other subaccounts or general account	59,830,433	$29,474,725	39,137,314	$161,180,974
Contract terminations, withdrawals, and other deductions	(99,552,931)	$(59,653,359)	(147,087,512)	$(80,465,167)
Contract maintenance charges	(4,232,900)	$(3,540,958)	(6,289,515)	$(4,531,039)

Increase (decrease) in net assets from contract transactions	89,794,327	79,881,373	181,351,250	302,651,915

Net increase (decrease) in net assets	154,181,485	167,000,458	273,375,696	447,574,469

Net assets:
Beginning of the period	1,013,622,612	$846,622,154	1,499,266,700	$1,051,692,231

End of the period	$1,167,804,097	$1,013,622,612	$1,772,642,396	$1,499,266,700

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	International Moderate Growth Subaccount		MFS International Equity Subaccount
	2007	2006(1)	2007	2006
Operations
Net investment income (loss)	$(59,462)	$(53,812)	$(701,943)	$(111,091)
Net realized capital gains (losses) on investments	916,514	(8,036)	32,616,509	17,474,995
Net change in unrealized appreciation/depreciation of investments	1,052,971	886,854	(22,961,034)	3,791,284

Increase (decrease) in net assets from operations	1,910,023	825,006	8,953,532	21,155,188

Contract transactions
Net contract purchase payments	40,047,147	9,312,640	2,716,975	2,620,257
Transfer payments from (to) other subaccounts or general account	23,721,543	4,688,556	(6,317,686)	7,107,498
Contract terminations, withdrawals, and other deductions	(2,802,633)	(129,488)	(11,456,317)	(9,234,039)
Contract maintenance charges	(125,109)	(3,756)	(428,637)	(403,000)

Increase (decrease) in net assets from contract transactions	60,840,948	13,867,952	(15,485,665)	90,716

Net increase (decrease) in net assets	62,750,971	14,692,958	(6,532,133)	21,245,904

Net assets:
Beginning of the period	14,692,958	—	123,798,123	102,552,219

End of the period	$77,443,929	$14,692,958	$117,265,990	$123,798,123

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	American Century Large Company Value Subaccount		Capital Guardian Global Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(450,959)	$477,381	$(1,081,348)	$1,575,555
Net realized capital gains (losses) on investments	3,283,997	8,839,673	19,584,010	60,319,549
Net change in unrealized appreciation/depreciation of investments	(3,696,752)	(1,865,585)	(10,427,623)	(41,650,031)

Increase (decrease) in net assets from operations	(863,714)	7,451,469	8,075,039	20,245,073

Contract transactions
Net contract purchase payments	633,044	700,873	5,469,194	4,253,950
Transfer payments from (to) other subaccounts or general account	(7,651,264)	5,902,345	(11,515,195)	(5,483,413)
Contract terminations, withdrawals, and other deductions	(5,470,890)	(4,791,118)	(21,098,674)	(13,386,980)
Contract maintenance charges	(157,030)	(153,499)	(548,065)	(576,764)

Increase (decrease) in net assets from contract transactions	(12,646,140)	1,658,601	(27,692,740)	(15,193,207)

Net increase (decrease) in net assets	(13,509,854)	9,110,070	(19,617,701)	5,051,866

Net assets:
Beginning of the period	50,322,260	41,212,190	172,457,485	167,405,619

End of the period	$36,812,406	$50,322,260	$152,839,784	$172,457,485

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Capital Guardian U.S. Equity Subaccount		Capital Guardian Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,344,446)	$(1,679,227)	$(1,438,045)	$118,487
Net realized capital gains (losses) on investments	25,274,008	24,040,034	39,093,758	40,151,191
Net change in unrealized appreciation/depreciation of investments	(25,556,184)	(8,217,261)	(59,695,489)	9,316,218

Increase (decrease) in net assets from operations	(1,626,622)	14,143,546	(22,039,776)	49,585,896

Contract transactions
Net contract purchase payments	3,648,227	3,810,817	5,573,289	8,473,776
Transfer payments from (to) other subaccounts or general account	(12,644,221)	(4,420,450)	(28,244,057)	(11,857,433)
Contract terminations, withdrawals, and other deductions	(15,345,867)	(12,731,527)	(44,483,744)	(35,723,736)
Contract maintenance charges	(566,026)	(598,900)	(954,651)	(980,012)

Increase (decrease) in net assets from contract transactions	(24,907,887)	(13,940,060)	(68,109,163)	(40,087,405)

Net increase (decrease) in net assets	(26,534,509)	203,486	(90,148,939)	9,498,491

Net assets:
Beginning of the period	174,277,786	174,074,300	369,004,136	359,505,645

End of the period	$147,743,277	$174,277,786	$278,855,197	$369,004,136

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Transamerica Small/Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$6,071,566	$(95,260)	$(1,329,191)	$(1,452,935)
Net realized capital gains (losses) on investments	27,819,015	21,225,101	42,270,096	33,531,973
Net change in unrealized appreciation/depreciation of investments	(42,931,118)	16,642,418	10,386,063	6,879,242

Increase (decrease) in net assets from operations	(9,040,537)	37,772,259	51,326,968	38,958,280

Contract transactions
Net contract purchase payments	3,878,570	3,812,777	874,659	885,643
Transfer payments from (to) other subaccounts or general account	(28,752,469)	14,192,486	(19,512,572)	(19,487,252)
Contract terminations, withdrawals, and other deductions	(13,398,635)	(7,795,049)	(45,609,787)	(34,101,476)
Contract maintenance charges	(456,857)	(397,610)	(504,590)	(545,356)

Increase (decrease) in net assets from contract transactions	(38,729,391)	9,812,604	(64,752,290)	(53,248,441)

Net increase (decrease) in net assets	(47,769,928)	47,584,863	(13,425,322)	(14,290,161)

Net assets:
Beginning of the period	140,937,555	93,352,692	246,204,461	260,494,622

End of the period	$93,167,627	$140,937,555	$232,779,139	$246,204,461

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Science and Technology Subaccount		Jennison Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(369,114)	$(393,982)	$(417,287)	$(486,453)
Net realized capital gains (losses) on investments	789,802	2,555,287	3,650,386	4,088,889
Net change in unrealized appreciation/depreciation of investments	5,949,588	(2,493,196)	(440,051)	(3,697,628)

Increase (decrease) in net assets from operations	6,370,276	(331,891)	2,793,048	(95,192)

Contract transactions
Net contract purchase payments	455,582	799,415	524,153	813,730
Transfer payments from (to) other subaccounts or general account	4,560,736	(4,834,479)	(3,753,989)	1,271,903
Contract terminations, withdrawals, and other deductions	(2,753,448)	(2,425,811)	(3,659,087)	(4,367,157)
Contract maintenance charges	(98,168)	(109,867)	(80,915)	(90,763)

Increase (decrease) in net assets from contract transactions	2,164,702	(6,570,742)	(6,969,838)	(2,372,287)

Net increase (decrease) in net assets	8,534,978	(6,902,633)	(4,176,790)	(2,467,479)

Net assets:
Beginning of the period	23,502,630	30,405,263	32,663,281	35,130,760

End of the period	$32,037,608	$23,502,630	$28,486,491	$32,663,281

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	JPMorgan Enhanced Index Subaccount		Marsico Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(480,347)	$(622,997)	$(702,504)	$(643,801)
Net realized capital gains (losses) on investments	15,482,429	5,688,567	4,269,155	3,154,812
Net change in unrealized appreciation/depreciation of investments	(10,026,829)	13,526,039	4,316,995	(994,039)

Increase (decrease) in net assets from operations	4,975,253	18,591,609	7,883,646	1,516,972

Contract transactions
Net contract purchase payments	815,421	1,627,963	2,219,092	1,690,680
Transfer payments from (to) other subaccounts or general account	(11,667,071)	(11,313,972)	3,805,804	(425,942)
Contract terminations, withdrawals, and other deductions	(17,650,504)	(13,286,267)	(5,810,047)	(4,585,131)
Contract maintenance charges	(543,448)	(550,795)	(153,834)	(153,401)

Increase (decrease) in net assets from contract transactions	(29,045,602)	(23,523,071)	61,015	(3,473,794)

Net increase (decrease) in net assets	(24,070,349)	(4,931,462)	7,944,661	(1,956,822)

Net assets:
Beginning of the period	149,820,009	154,751,471	45,341,130	47,297,952

End of the period	$125,749,660	$149,820,009	$53,285,791	$45,341,130

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	BlackRock Large Cap Value Subaccount		MFS High Yield Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(624,478)	$(1,011,269)	$7,248,708	$9,028,067
Net realized capital gains (losses) on investments	21,935,435	14,898,053	(2,124,694)	876,193
Net change in unrealized appreciation/depreciation of investments	(18,038,685)	737,017	(4,508,852)	(137,092)

Increase (decrease) in net assets from operations	3,272,272	14,623,801	615,162	9,767,168

Contract transactions
Net contract purchase payments	4,361,857	2,370,355	1,169,533	1,511,471
Transfer payments from (to) other subaccounts or general account	(2,612,353)	3,984,258	(8,679,176)	(8,143,680)
Contract terminations, withdrawals, and other deductions	(11,536,157)	(11,451,963)	(14,113,816)	(10,783,125)
Contract maintenance charges	(368,982)	(358,146)	(350,608)	(390,577)

Increase (decrease) in net assets from contract transactions	(10,155,635)	(5,455,496)	(21,974,067)	(17,805,911)

Net increase (decrease) in net assets	(6,883,363)	9,168,305	(21,358,905)	(8,038,743)

Net assets:
Beginning of the period	109,965,001	100,796,696	108,605,358	116,644,101

End of the period	$103,081,638	$109,965,001	$87,246,453	$108,605,358

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	PIMCO Total Return Subaccount		Legg Mason Partners All Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,364,289	$4,058,621	$(336,335)	$(848,644)
Net realized capital gains (losses) on investments	1,837,522	854,260	20,083,898	29,382,634
Net change in unrealized appreciation/depreciation of investments	10,875,381	513,472	(19,807,296)	(2,538,659)

Increase (decrease) in net assets from operations	15,077,192	5,426,353	(59,733)	25,995,331

Contract transactions
Net contract purchase payments	3,974,406	4,101,602	1,297,602	2,638,460
Transfer payments from (to) other subaccounts or general account	17,958,783	4,734,680	(13,924,908)	(12,151,671)
Contract terminations, withdrawals, and other deductions	(26,725,095)	(19,467,506)	(19,217,798)	(13,964,225)
Contract maintenance charges	(804,567)	(792,623)	(571,020)	(596,545)

Increase (decrease) in net assets from contract transactions	(5,596,473)	(11,423,847)	(32,416,124)	(24,073,981)

Net increase (decrease) in net assets	9,480,719	(5,997,494)	(32,475,857)	1,921,350

Net assets:
Beginning of the period	212,343,313	218,340,807	173,770,465	171,849,115

End of the period	$221,824,032	$212,343,313	$141,294,608	$173,770,465

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Templeton Transamerica Global Subaccount		Transamerica Balanced (A/T) Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,035	$(55,538)	$(103,685)	$(131,226)
Net realized capital gains (losses) on investments	2,587,022	1,455,559	1,811,772	2,018,859
Net change in unrealized appreciation/depreciation of investments	1,018,222	2,512,171	1,546,736	58,264

Increase (decrease) in net assets from operations	3,608,279	3,912,192	3,254,823	1,945,897

Contract transactions
Net contract purchase payments	1,719,397	1,030,340	4,204,777	1,957,408
Transfer payments from (to) other subaccounts or general account	(579,544)	1,020,936	(1,141,230)	(1,110,584)
Contract terminations, withdrawals, and other deductions	(2,381,225)	(1,763,712)	(2,718,646)	(2,162,683)
Contract maintenance charges	(103,430)	(92,495)	(102,609)	(98,054)

Increase (decrease) in net assets from contract transactions	(1,344,802)	195,069	242,292	(1,413,913)

Net increase (decrease) in net assets	2,263,477	4,107,261	3,497,115	531,984

Net assets:
Beginning of the period	27,543,986	23,436,725	26,879,335	26,347,351

End of the period	$29,807,463	$27,543,986	$30,376,450	$26,879,335

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Convertible Securities Subaccount		Transamerica Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$261,074	$70,437	$(5,135,263)	$(3,476,309)
Net realized capital gains (losses) on investments	6,370,902	1,589,971	51,661,211	21,767,356
Net change in unrealized appreciation/depreciation of investments	941,865	1,803,274	1,582,945	(870,549)

Increase (decrease) in net assets from operations	7,573,841	3,463,682	48,108,893	17,420,498

Contract transactions
Net contract purchase payments	1,033,824	1,527,962	5,421,273	6,094,774
Transfer payments from (to) other subaccounts or general account	3,522,807	8,479,178	(40,585,466)	168,555,909
Contract terminations, withdrawals, and other deductions	(3,973,766)	(2,722,494)	(50,930,924)	(19,614,589)
Contract maintenance charges	(167,122)	(142,185)	(985,391)	(803,485)

Increase (decrease) in net assets from contract transactions	415,743	7,142,461	(87,080,508)	154,232,609

Net increase (decrease) in net assets	7,989,584	10,606,143	(38,971,615)	171,653,107

Net assets:
Beginning of the period	45,008,172	34,402,029	380,393,246	208,740,139

End of the period	$52,997,756	$45,008,172	$341,421,631	$380,393,246

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Money Market Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,018,620)	$(1,023,917)	$6,305,181	$5,464,572
Net realized capital gains (losses) on investments	9,476,649	9,187,585	(53)	(2)
Net change in unrealized appreciation/depreciation of investments	5,062,744	(6,479,967)	—	—

Increase (decrease) in net assets from operations	13,520,773	1,683,701	6,305,128	5,464,570

Contract transactions
Net contract purchase payments	1,133,841	1,252,662	36,883,034	31,681,701
Transfer payments from (to) other subaccounts or general account	(3,305,347)	(11,429,578)	132,873,654	63,166,853
Contract terminations, withdrawals, and other deductions	(8,991,958)	(7,104,449)	(128,297,452)	(66,861,720)
Contract maintenance charges	(260,245)	(305,607)	(786,714)	(647,456)

Increase (decrease) in net assets from contract transactions	(11,423,709)	(17,586,972)	40,672,522	27,339,378

Net increase (decrease) in net assets	2,097,064	(15,903,271)	46,977,650	32,803,948

Net assets:
Beginning of the period	71,071,187	86,974,458	159,021,596	126,217,648

End of the period	$73,168,251	$71,071,187	$205,999,246	$159,021,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica U.S. Government Securities Subaccount		Transamerica U.S. Government Securities- PAM Fund Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,513,618	$2,767,308	$265,524	$134,608
Net realized capital gains (losses) on investments	(950,936)	(502,348)	(200,932)	(22,203)
Net change in unrealized appreciation/depreciation of investments	2,399,280	(169,934)	22,215	71

Increase (decrease) in net assets from operations	4,961,962	2,095,026	86,807	112,476

Contract transactions
Net contract purchase payments	2,165,078	1,168,145	—	—
Transfer payments from (to) other subaccounts or general account	2,754,579	(1,078,535)	5,518,659	(133,082)
Contract terminations, withdrawals, and other deductions	(19,364,598)	(14,517,465)	(38,934)	(62,009)
Contract maintenance charges	(346,186)	(360,618)	(487)	(373)

Increase (decrease) in net assets from contract transactions	(14,791,127)	(14,788,473)	5,479,238	(195,464)

Net increase (decrease) in net assets	(9,829,165)	(12,693,447)	5,566,045	(82,988)

Net assets:
Beginning of the period	120,957,931	133,651,378	170	83,158

End of the period	$111,128,766	$120,957,931	$5,566,215	$170

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount
	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(20,463)	$(37,913)	$(59,429)
Net realized capital gains (losses) on investments	(31,125)	(113,291)	34,087
Net change in unrealized appreciation/ depreciation of investments	(52,484)	(117,375)	610,675

Increase (decrease) in net assets from operations	(104,072)	(268,579)	585,333

Contract transactions
Net contract purchase payments	1,788,161	1,084,855	2,156,942
Transfer payments from (to) other subaccounts or general account	4,957,421	6,301,024	12,658,249
Contract terminations, withdrawals, and other deductions	(77,281)	(203,545)	(286,633)
Contract maintenance charges	(7,301)	(7,892)	(17,714)

Increase (decrease) in net assets from contract transactions	6,661,000	7,174,442	14,510,844

Net increase (decrease) in net assets	6,556,928	6,905,863	15,096,177

Net assets:
Beginning of the period	—	—	—

End of the period	$6,556,928	$6,905,863	$15,096,177

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	T. Rowe Price Equity Income Subaccount		T. Rowe Price Growth Stock Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,411,816	$1,541,637	$(2,858,233)	$(3,040,167)
Net realized capital gains (losses) on investments	44,463,283	50,295,732	17,884,833	4,623,147
Net change in unrealized appreciation/ depreciation of investments	(38,282,820)	12,943,891	3,947,064	25,140,896

Increase (decrease) in net assets from operations	8,592,279	64,781,260	18,973,664	26,723,876

Contract transactions
Net contract purchase payments	4,333,130	5,451,894	2,389,425	2,931,245
Transfer payments from (to) other subaccounts or general account	(22,227,707)	(21,883,271)	(11,311,575)	(13,626,342)
Contract terminations, withdrawals, and other deductions	(51,590,450)	(46,566,729)	(33,862,978)	(26,477,778)
Contract maintenance charges	(1,059,446)	(1,093,918)	(648,045)	(664,751)

Increase (decrease) in net assets from contract transactions	(70,544,473)	(64,092,024)	(43,433,173)	(37,837,626)

Net increase (decrease) in net assets	(61,952,194)	689,236	(24,459,509)	(11,113,750)

Net assets:
Beginning of the period	412,500,843	411,811,607	245,084,685	256,198,435

End of the period	$350,548,649	$412,500,843	$220,625,176	$245,084,685

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	T. Rowe Price Small Cap Subaccount		Van Kampen Active International Allocation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,710,875)	$(1,972,116)	$2,644,214	$(1,993,470)
Net realized capital gains (losses) on investments	12,424,537	18,694,340	15,993,699	(2,226,250)
Net change in unrealized appreciation/ depreciation of investments	(1,427,007)	(14,698,147)	7,292,145	38,127,012

Increase (decrease) in net assets from operations	9,286,655	2,024,077	25,930,058	33,907,292

Contract transactions
Net contract purchase payments	2,590,132	3,678,495	4,535,048	3,922,615
Transfer payments from (to) other subaccounts or general account	(15,945,923)	(10,446,642)	12,213,057	17,209,618
Contract terminations, withdrawals, and other deductions	(13,466,031)	(10,775,163)	(27,218,929)	(20,000,864)
Contract maintenance charges	(422,530)	(485,337)	(555,676)	(453,721)

Increase (decrease) in net assets from contract transactions	(27,244,352)	(18,028,647)	(11,026,500)	677,648

Net increase (decrease) in net assets	(17,957,697)	(16,004,570)	14,903,558	34,584,940

Net assets:
Beginning of the period	122,758,117	138,762,687	192,418,681	157,833,741

End of the period	$104,800,420	$122,758,117	$207,322,239	$192,418,681

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Van Kampen Large Cap Core Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(802,707)	$(840,787)	$(642,675)	$(651,930)
Net realized capital gains (losses) on investments	10,874,077	5,579,430	5,048,559	3,484,534
Net change in unrealized appreciation/ depreciation of investments	1,529,068	8,652,403	3,685,526	617,392

Increase (decrease) in net assets from operations	11,600,438	13,391,046	8,091,410	3,449,996

Contract transactions
Net contract purchase payments	758,954	785,867	1,081,111	1,385,789
Transfer payments from (to) other subaccounts or general account	(8,338,373)	(12,545,812)	(181,588)	(5,588,436)
Contract terminations, withdrawals, and other deductions	(27,336,536)	(25,508,468)	(5,099,055)	(4,593,466)
Contract maintenance charges	(244,288)	(279,985)	(159,181)	(167,439)

Increase (decrease) in net assets from contract transactions	(35,160,243)	(37,548,398)	(4,358,713)	(8,963,552)

Net increase (decrease) in net assets	(23,559,805)	(24,157,352)	3,732,697	(5,513,556)

Net assets:
Beginning of the period	158,096,474	182,253,826	41,298,876	46,812,432

End of the period	$134,536,669	$158,096,474	$45,031,573	$41,298,876

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(627,010)	$(811,460)	$(152,935)	$(162,284)
Net realized capital gains (losses) on investments	8,230,528	8,595,324	1,636,918	749,888
Net change in unrealized appreciation/ depreciation of investments	(7,436,188)	(1,531,295)	(532,370)	(98,110)

Increase (decrease) in net assets from operations	167,330	6,252,569	951,613	489,494

Contract transactions
Net contract purchase payments	618,368	1,198,649	241,031	330,302
Transfer payments from (to) other subaccounts or general account	(5,488,579)	(8,474,374)	(1,299,701)	86,568
Contract terminations, withdrawals, and other deductions	(4,798,336)	(4,441,991)	(1,095,323)	(1,089,786)
Contract maintenance charges	(203,129)	(232,531)	(40,840)	(41,904)

Increase (decrease) in net assets from contract transactions	(9,871,676)	(11,950,247)	(2,194,833)	(714,820)

Net increase (decrease) in net assets	(9,704,346)	(5,697,678)	(1,243,220)	(225,326)

Net assets:
Beginning of the period	56,640,792	62,338,470	11,023,632	11,248,958

End of the period	$46,936,446	$56,640,792	$9,780,412	$11,023,632

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AllianceBernstein Growth & Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(227,426)	$(300,759)	$(471,213)	$(534,996)
Net realized capital gains (losses) on investments	12,682,911	10,997,858	2,787,171	2,443,943
Net change in unrealized appreciation/ depreciation of investments	(9,447,390)	2,667,220	1,229,419	(2,995,715)

Increase (decrease) in net assets from operations	3,008,095	13,364,319	3,545,377	(1,086,768)

Contract transactions
Net contract purchase payments	1,451,553	1,675,408	531,597	583,327
Transfer payments from (to) other subaccounts or general account	(6,701,026)	(9,323,793)	(2,299,060)	(3,040,440)
Contract terminations, withdrawals, and other deductions	(11,340,893)	(7,931,721)	(3,717,232)	(2,503,444)
Contract maintenance charges	(305,370)	(332,430)	(113,893)	(130,414)

Increase (decrease) in net assets from contract transactions	(16,895,736)	(15,912,536)	(5,598,588)	(5,090,971)

Net increase (decrease) in net assets	(13,887,641)	(2,548,217)	(2,053,211)	(6,177,739)

Net assets:
Beginning of the period	94,343,570	96,891,787	33,301,544	39,479,283

End of the period	$80,455,929	$94,343,570	$31,248,333	$33,301,544

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Janus Aspen - Mid Cap Growth Subaccount		Janus Aspen - Mid Cap Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(219,171)	$(321,574)	$163,179	$(23,975)
Net realized capital gains (losses) on investments	3,823,319	2,801,502	561,092	706,924
Net change in unrealized appreciation/ depreciation of investments	886,720	(140,113)	(409,458)	7,344

Increase (decrease) in net assets from operations	4,490,868	2,339,815	314,813	690,293

Contract transactions
Net contract purchase payments	673,572	163,166	23,366	48,594
Transfer payments from (to) other subaccounts or general account	6,719,609	(2,484,753)	(360,012)	(487,920)
Contract terminations, withdrawals, and other deductions	(2,603,703)	(1,965,016)	(471,359)	(568,185)
Contract maintenance charges	(98,745)	(80,831)	(14,233)	(15,364)

Increase (decrease) in net assets from contract transactions	4,690,733	(4,367,434)	(822,238)	(1,022,875)

Net increase (decrease) in net assets	9,181,601	(2,027,619)	(507,425)	(332,582)

Net assets:
Beginning of the period	21,816,991	23,844,610	5,460,464	5,793,046

End of the period	$30,998,592	$21,816,991	$4,953,039	$5,460,464

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Janus Aspen -Worldwide Growth Subaccount		MFS New Discovery Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(456,601)	$70,031	$(386,367)	$(429,818)
Net realized capital gains (losses) on investments	7,278,109	1,470,718	3,514,890	3,629,454
Net change in unrealized appreciation/depreciation of investments	(3,549,100)	4,754,582	(2,752,793)	(400,316)

Increase (decrease) in net assets from operations	3,272,408	6,295,331	375,730	2,799,320

Contract transactions
Net contract purchase payments	1,110,549	690,840	612,122	791,071
Transfer payments from (to) other subaccounts or general account	5,630,715	841,573	(3,394,914)	(4,391,537)
Contract terminations, withdrawals, and other deductions	(6,281,549)	(3,393,321)	(2,708,786)	(2,722,893)
Contract maintenance charges	(184,708)	(153,420)	(93,997)	(114,683)

Increase (decrease) in net assets from contract transactions	275,007	(2,014,328)	(5,585,575)	(6,438,042)

Net increase (decrease) in net assets	3,547,415	4,281,003	(5,209,845)	(3,638,722)

Net assets:
Beginning of the period	46,129,552	41,848,549	27,690,404	31,329,126

End of the period	$49,676,967	$46,129,552	$22,480,559	$27,690,404

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MFS Total Return Subaccount		Fidelity - VIP Contrafund® Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$826,431	$574,467	$(2,011,087)	$(1,248,653)
Net realized capital gains (losses) on investments	7,002,945	6,828,696	87,001,971	40,422,777
Net change in unrealized appreciation/depreciation of investments	(5,630,281)	1,669,283	(46,730,592)	(15,770,922)

Increase (decrease) in net assets from operations	2,199,095	9,072,446	38,260,292	23,403,202

Contract transactions
Net contract purchase payments	1,463,149	1,702,795	9,196,629	8,163,043
Transfer payments from (to) other subaccounts or general account	(1,494,300)	(3,779,144)	(520,161)	5,698,991
Contract terminations, withdrawals, and other deductions	(10,663,582)	(8,415,616)	(30,983,010)	(19,735,810)
Contract maintenance charges	(354,167)	(359,900)	(942,397)	(913,580)

Increase (decrease) in net assets from contract transactions	(11,048,900)	(10,851,865)	(23,248,939)	(6,787,356)

Net increase (decrease) in net assets	(8,849,805)	(1,779,419)	15,011,353	16,615,846

Net assets:
Beginning of the period	94,872,229	96,651,648	258,933,649	242,317,803

End of the period	$86,022,424	$94,872,229	$273,945,002	$258,933,649

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Equity-Income Subaccount		Fidelity - VIP Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$27,035	$1,470,522	$(443,768)	$(476,391)
Net realized capital gains (losses) on investments	17,074,273	17,580,484	3,518,084	4,192,735
Net change in unrealized appreciation/depreciation of investments	(16,970,586)	(2,751,628)	5,441,253	(1,978,887)

Increase (decrease) in net assets from operations	130,722	16,299,378	8,515,569	1,737,457

Contract transactions
Net contract purchase payments	2,017,937	1,693,813	1,133,144	714,544
Transfer payments from (to) other subaccounts or general account	(7,879,456)	8,963,090	10,172,277	(4,192,317)
Contract terminations, withdrawals, and other deductions	(12,068,491)	(9,530,786)	(5,349,855)	(2,681,091)
Contract maintenance charges	(359,201)	(335,463)	(146,880)	(136,486)

Increase (decrease) in net assets from contract transactions	(18,289,211)	790,654	5,808,686	(6,295,350)

Net increase (decrease) in net assets	(18,158,489)	17,090,032	14,324,255	(4,557,893)

Net assets:
Beginning of the period	107,807,608	90,717,576	34,871,994	39,429,887

End of the period	$89,649,119	$107,807,608	$49,196,249	$34,871,994

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Growth Opportunities Subaccount		Fidelity - VIP Mid Cap Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(63,051)	$(41,561)	$(3,490,516)	$(4,832,578)
Net realized capital gains (losses) on investments	304,516	160,029	68,783,643	84,114,865
Net change in unrealized appreciation/depreciation of investments	584,864	19,136	(20,186,558)	(42,025,416)

Increase (decrease) in net assets from operations	826,329	137,604	45,106,569	37,256,871

Contract transactions
Net contract purchase payments	40,539	56,084	6,999,451	9,112,448
Transfer payments from (to) other subaccounts or general account	(286,774)	(544,053)	(27,695,519)	(34,381,679)
Contract terminations, withdrawals, and other deductions	(655,693)	(336,511)	(39,419,858)	(29,830,425)
Contract maintenance charges	(15,763)	(15,649)	(1,210,061)	(1,287,433)

Increase (decrease) in net assets from contract transactions	(917,691)	(840,129)	(61,325,987)	(56,387,089)

Net increase (decrease) in net assets	(91,362)	(702,525)	(16,219,418)	(19,130,218)

Net assets:
Beginning of the period	4,366,730	5,069,255	352,519,842	371,650,060

End of the period	$4,275,368	$4,366,730	$336,300,424	$352,519,842

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity - VIP Value Strategies Subaccount		STI Classic Capital Appreciation Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,000,809)	$(1,170,723)	$(1,371)	$(1,428)
Net realized capital gains (losses) on investments	15,990,735	25,603,650	7,986	6,877
Net change in unrealized appreciation/depreciation of investments	(10,388,694)	(10,626,346)	8,085	4,248

Increase (decrease) in net assets from operations	4,601,232	13,806,581	14,700	9,697

Contract transactions
Net contract purchase payments	2,407,748	2,910,543	1	—
Transfer payments from (to) other subaccounts or general account	(5,121,841)	(5,224,987)	(278)	927
Contract terminations, withdrawals, and other deductions	(10,510,352)	(9,453,891)	(7,812)	(4,443)
Contract maintenance charges	(410,593)	(400,596)	(588)	(599)

Increase (decrease) in net assets from contract transactions	(13,635,038)	(12,168,931)	(8,677)	(4,115)

Net increase (decrease) in net assets	(9,033,806)	1,637,650	6,023	5,582

Net assets:
Beginning of the period	106,323,014	104,685,364	113,596	108,014

End of the period	$97,289,208	$106,323,014	$119,619	$113,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	STI Classic Large Cap Relative Value Subaccount		STI Classic Mid-Cap Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(552)	$(395)	$(983)	$(797)
Net realized capital gains (losses) on investments	9,839	9,078	12,671	5,771
Net change in unrealized appreciation/depreciation of investments	(9,976)	6,563	(9,029)	848

Increase (decrease) in net assets from operations	(689)	15,246	2,659	5,822

Contract transactions
Net contract purchase payments	540	15,577	—	—
Transfer payments from (to) other subaccounts or general account	3,796	(1,343)	(1,757)	1,069
Contract terminations, withdrawals, and other deductions	(6,063)	—	—	(368)
Contract maintenance charges	(798)	(848)	(235)	(230)

Increase (decrease) in net assets from contract transactions	(2,525)	13,386	(1,992)	471

Net increase (decrease) in net assets	(3,214)	28,632	667	6,293

Net assets:
Beginning of the period	122,963	94,331	70,505	64,212

End of the period	$119,749	$122,963	$71,172	$70,505

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	STI Classic Small Cap Value Equity Subaccount		STI Classic Large Cap Value Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(4,057)	$(6,653)	$(659)	$(785)
Net realized capital gains (losses) on investments	113,349	164,940	47,606	1,530
Net change in unrealized appreciation/depreciation of investments	(91,801)	(71,625)	(39,145)	49,601

Increase (decrease) in net assets from operations	17,491	86,662	7,802	50,346

Contract transactions
Net contract purchase payments	4,507	15,652	500	450
Transfer payments from (to) other subaccounts or general account	(66,470)	48,846	(157,785)	22,812
Contract terminations, withdrawals, and other deductions	(70,128)	(79,603)	—	—
Contract maintenance charges	(2,851)	(3,189)	(1,106)	(1,772)

Increase (decrease) in net assets from contract transactions	(134,942)	(18,294)	(158,391)	21,490

Net increase (decrease) in net assets	(117,451)	68,368	(150,589)	71,836

Net assets:
Beginning of the period	645,786	577,418	306,743	234,907

End of the period	$528,335	$645,786	$156,154	$306,743

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Large-Cap Growth Fund II Subaccount		MTB Large-Cap Value Fund II Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(178)	$(289)	$(289)	$(78)
Net realized capital gains (losses) on investments	1,482	2,448	5,860	8,939
Net change in unrealized appreciation/depreciation of investments	97	525	(4,744)	231

Increase (decrease) in net assets from operations	1,401	2,684	827	9,092

Contract transactions
Net contract purchase payments	1,663	599	1,663	65,970
Transfer payments from (to) other subaccounts or general account	(41)	(19,516)	(1,365)	12,449
Contract terminations, withdrawals, and other deductions	(203)	(194)	(10,001)	(1,256)
Contract maintenance charges	(2)	(127)	(562)	(110)

Increase (decrease) in net assets from contract transactions	1,417	(19,238)	(10,265)	77,053

Net increase (decrease) in net assets	2,818	(16,554)	(9,438)	86,145

Net assets:
Beginning of the period	17,790	34,344	105,641	19,496

End of the period	$20,608	$17,790	$96,203	$105,641

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Managed Allocation Fund-Moderate Growth II Subaccount		MTB Managed Allocation Fund-Aggressive Growth II Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$11,068	$18,437	$(4)	$64
Net realized capital gains (losses) on investments	61,162	84,308	2,004	167
Net change in unrealized appreciation/depreciation of investments	14,433	35,200	258	482

Increase (decrease) in net assets from operations	86,663	137,945	2,258	713

Contract transactions
Net contract purchase payments	54,517	74,096	31,430	—
Transfer payments from (to) other subaccounts or general account	(39,176)	7,208	(80)	2
Contract terminations, withdrawals, and other deductions	(109,937)	(237,345)	—	—
Contract maintenance charges	(8,469)	(8,451)	(19)	(18)

Increase (decrease) in net assets from contract transactions	(103,065)	(164,492)	31,331	(16)

Net increase (decrease) in net assets	(16,402)	(26,547)	33,589	697

Net assets:
Beginning of the period	1,640,423	1,666,970	6,060	5,363

End of the period	$1,624,021	$1,640,423	$39,649	$6,060

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MTB Managed Allocation Fund- Conservative Growth II Subaccount		Huntington VA Dividend Capture Subaccount	Huntington VA Growth Subaccount
	2007	2006	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$1,686	$1,906	$(32)	$(5)
Net realized capital gains (losses) on investments	7,062	1,789	(90)	1
Net change in unrealized appreciation/depreciation of investments	(5,456)	1,044	(849)	19

Increase (decrease) in net assets from operations	3,292	4,739	(971)	15

Contract transactions
Net contract purchase payments	165,000	100,000	18,522	501
Transfer payments from (to) other subaccounts or general account	(106,657)	5	270	8,587
Contract terminations, withdrawals, and other deductions	—	—	(504)	(507)
Contract maintenance charges	(616)	(17)	—	—

Increase (decrease) in net assets from contract transactions	57,727	99,988	18,288	8,581

Net increase (decrease) in net assets	61,019	104,727	17,317	8,596

Net assets:
Beginning of the period	109,845	5,118	—	—

End of the period	$170,864	$109,845	$17,317	$8,596

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Huntington VA Equity Income Subaccount	Huntington VA International Equity Subaccount	Huntington VA Macro 100 Subaccount	Huntington VA Mid Corp America Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(16)	$(31)	$—	$(41)
Net realized capital gains (losses) on investments	3	(7)	(4)	(259)
Net change in unrealized appreciation/depreciation of investments	(347)	205	—	(270)

Increase (decrease) in net assets from operations	(360)	167	(4)	(570)

Contract transactions
Net contract purchase payments	11,728	11,283	500	23,138
Transfer payments from (to) other subaccounts or general account	757	12,067	8	(4,390)
Contract terminations, withdrawals, and other deductions	(509)	(505)	(504)	(505)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	11,976	22,845	4	18,243

Net increase (decrease) in net assets	11,616	23,012	—	17,673

Net assets:
Beginning of the period	—	—	—	—

End of the period	$11,616	$23,012	$—	$17,673

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Huntington VA Mortgage Securities Subaccount	Huntington VA New Economy Subaccount	Huntington VA Real Strategies Subaccount	Huntington VA Rotating Markets Subaccount
	2007 (1)	2007 (1)	2007 (1)	2007 (1)
Operations
Net investment income (loss)	$(97)	$(23)	$(20)	$(23)
Net realized capital gains (losses) on investments	(2)	(120)	(88)	(76)
Net change in unrealized appreciation/ depreciation of investments	(173)	(225)	193	(420)

Increase (decrease) in net assets from operations	(272)	(368)	85	(519)

Contract transactions
Net contract purchase payments	95,754	23,972	9,700	20,487
Transfer payments from (to) other subaccounts or general account	786	(1,704)	520	(1,489)
Contract terminations, withdrawals, and other deductions	(804)	(503)	(512)	(506)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	95,736	21,765	9,708	18,492

Net increase (decrease) in net assets	95,464	21,397	9,793	17,973

Net assets:
Beginning of the period	—	—	—	—

End of the period	$95,464	$21,397	$9,793	$17,973

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Huntington VA Situs Small Cap Subaccount	BlackRock Basic Value V.I. Subaccount
	2007 (1)	2007	2006
Operations
Net investment income (loss)	$88	$(79,448)	$37,066
Net realized capital gains (losses) on investments	816	10,344,214	9,487,660
Net change in unrealized appreciation/depreciation of investments	(2,699)	(9,548,006)	3,305,895

Increase (decrease) in net assets from operations	(1,795)	716,760	12,830,621

Contract transactions
Net contract purchase payments	45,693	197,414	349,198
Transfer payments from (to) other subaccounts or general account	4,376	(3,537,842)	(6,422,411)
Contract terminations, withdrawals, and other deductions	(506)	(12,511,710)	(8,037,619)
Contract maintenance charges	—	(181,809)	(197,457)

Increase (decrease) in net assets from contract transactions	49,563	(16,033,947)	(14,308,289)

Net increase (decrease) in net assets	47,768	(15,317,187)	(1,477,668)

Net assets:
Beginning of the period	—	70,276,190	71,753,858

End of the period	$47,768	$54,959,003	$70,276,190

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	BlackRock High Income V.I. Subaccount		BlackRock Global Allocation V.I. Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$779,494	$841,745	$302,454	$214,277
Net realized capital gains (losses) on investments	538,148	75,102	2,201,332	1,288,370
Net change in unrealized appreciation/depreciation of investments	(1,147,474)	140,660	285,271	481,816

Increase (decrease) in net assets from operations	170,168	1,057,507	2,789,057	1,984,463

Contract transactions
Net contract purchase payments	31,187	123,267	1,941,653	467,890
Transfer payments from (to) other subaccounts or general account	(568,160)	(108,674)	3,515,393	3,073,946
Contract terminations, withdrawals, and other deductions	(2,634,249)	(2,052,705)	(3,376,398)	(1,636,912)
Contract maintenance charges	(30,997)	(33,972)	(51,097)	(39,447)

Increase (decrease) in net assets from contract transactions	(3,202,219)	(2,072,084)	2,029,551	1,865,477

Net increase (decrease) in net assets	(3,032,051)	(1,014,577)	4,818,608	3,849,940

Net assets:
Beginning of the period	13,554,917	14,569,494	16,596,816	12,746,876

End of the period	$10,522,866	$13,554,917	$21,415,424	$16,596,816

See accompanying notes.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

The Transamerica Life Insurance Company Separate Account VA B (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these specific investment subaccounts, except for those of the STI Classic Variable Trust and MTB Group of Funds-Class VA are available to contract owners of the Transamerica Landmark Variable Annuity, the Transamerica Freedom Variable Annuity, and the Transamerica Landmark ML Variable Annuity, issued by Transamerica Life. All amounts reported herein represent the activity related to contract owners of the Transamerica Landmark Variable Annuity only. The STI Classic Variable Trust subaccounts are available to the contract owners of the Transamerica Landmark Suntrust Variable Annuity. The MTB Group of Funds-Class VA subaccounts are available to the contract owners of the Transamerica Landmark Select Variable Annuity. The remaining subaccounts (not included herein) are available to the contract owners of the Transamerica Landmark ML Variable Annuity. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM-Service Class subaccount (“PAM”) (formerly Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc.:

Asset Allocation-Concervative Portfolio

Asset Allocation-Growth Portfolio

Asset Allocation-Moderate Portfolio

Asset Allocation-Moderate Growth Portfolio

International Moderate Growth

MFS International Equity

American Century Large Company Value

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Clarion Global Real Estate Securities

Transamerica Small/Mid Cap Value

Transamerica Science and Technology

Jennison Growth

JPMorgan Enhanced Index

Marsico Growth

BlackRock Large Cap Value

MFS High Yield

PIMCO Total Return

Legg Mason Partners All Cap

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

Templeton Transamerica Global

Transamerica Balanced (A/T)

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica U.S. Government Securities

Transamerica U.S. Government Securities-PAM Fund

T. Rowe Price Equity Income

T. Rowe Price Growth Stock

T. Rowe Price Small Cap

Van Kampen Active International Allocation

Van Kampen Large Cap Core

Van Kampen Mid-Cap Growth

AIM Variable Insurance Funds-Series II:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth & Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

Janus Aspen Series-Service Shares:

Janus Aspen-Mid Cap Growth Portfolio

Janus Aspen-Mid Cap Value Portfolio

Janus Aspen-Worldwide Growth

MFS® Variable Insurance TrustSM-Service Class:

MFS New Discovery Series

MFS Total Return Series

Variable Insurance Products Fund-Service Class 2:

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

STI Classic Variable Trust:

STI Classic Capital Appreciation Fund

STI Classic Large Cap Relative Value Fund

STI Classic Mid-Cap Equity Fund

STI Classic Small Cap Value Equity Fund

STI Classic Large Cap Value Equity Fund

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

MTB Group of Funds—Class VA

MTB Large-Cap Growth Fund II

MTB Large-Cap Value Fund II

MTB Managed Allocation-Moderate Growth Fund II

MTB Managed Allocation-Aggressive Growth Fund II

MTB Managed Allocation-Conservative Growth Fund II

Franklin Templeton Variable Insurance Products Trust—Class 2

Franklin Income Securities

Mutual Shares Securities

Templeton Foreign Securities

Huntington VA Funds:

Huntington VA Dividend Capture

Huntington VA Growth

Huntington VA Equity Income

Huntington VA International Equity

Huntington VA Macro 100

Huntington VA Mid Corp America

Huntington VA Mortgage Securities

Huntington VA New Economy

Huntington VA Real Strategies

Huntington VA Rotating Markets

Huntington VA Situs Small Cap

FAM Variable Series Funds, Inc.

BlackRock Basic Value V.I.

BlackRock High Income V.I.

BlackRock Global Allocation V.I.

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Money Market	May 1, 2003
Janus Aspen-Mid Cap Value	May 1, 2003
STI Classic Capital Appreciation	May 1, 2003
STI Classic Large Cap Relative Value	May 1, 2003
STI Classic International Equity	May 1, 2003
STI Classic Investment Grade Bond	May 1, 2003
STI Classic Mid-Cap Equity	May 1, 2003
STI Classic Small Cap Value Equity	May 1, 2003
STI Classic Large Cap Value Equity	May 1, 2003
MTB Large-Cap Growth Fund II	May 1, 2004
MTB Large-Cap Value Fund II	May 1, 2004
MTB Managed Allocation-Moderate Growth Fund II	May 1, 2004
MTB Managed Allocation-Aggressive Growth Fund II	May 1, 2005
MTB Managed Allocation-Conservative Growth Fund II	May 1, 2005
International Moderate Growth	May 1, 2006
Franklin Income Securities	May 1, 2007
Mutual Shares Securities	May 1, 2007

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Templeton Foreign Securities	May 1, 2007
Huntington VA Dividend Capture	September 10, 2007
Huntington VA Growth	September 10, 2007
Huntington VA Equity Income	September 10, 2007
Huntington VA International Equity	September 10, 2007
Huntington VA Macro 100	September 10, 2007
Huntington VA Mid Corp America	September 10, 2007
Huntington VA Mortgage Securities	September 10, 2007
Huntington VA New Economy	September 10, 2007
Huntington VA Real Strategies	September 10, 2007
Huntington VA Rotating Markets	September 10, 2007
Huntington VA Situs Small Cap	September 10, 2007

The 1.25% and 2.30% Expense Ratios reported in Footnote 4 - Financial Highlights commenced operations on May 1, 2007 and September 10, 2007, respectively. Therefore, the corresponding Total Returns do not reflect a twelve month period.

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2007:

Portfolio	Formerly
JPMorgan Enhanced Index	J.P. Morgan Enhanced Index
BlackRock High Income V.I.	BlackRock Income V.I.
BlackRock Large Cap Value	Mercury Large Cap Value
Legg Mason Partners All Cap	Salamon All Cap
Templeton Transamerica Global	Templeton Great Companies Global

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Marsico Growth	May 1, 2002
T. Rowe Price Equity Income	May 1, 2002
Janus Aspen-Mid Cap Value	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002
Transamerica Small/Mid Cap Value	July 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Marsico subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2007.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc.:
Asset Allocation - Conservative Portfolio
Initial	$170,091,005	$148,349,712
Service	62,418,405	19,611,183
Asset Allocation - Growth Portfolio
Initial	74,838,349	69,253,049
Service	43,334,403	21,438,502
Asset Allocation - Moderate Portfolio
Initial	105,675,314	110,945,240
Service	165,128,425	25,524,363
Asset Allocation - Moderate Growth Portfolio
Initial	133,577,971	209,100,353
Service	339,105,417	28,286,732
International Moderate Growth
Service	65,717,347	4,583,118
MFS International Equity
Initial	31,631,275	30,236,105
Service	5,337,428	2,008,914
American Century Large Company Value
Initial	6,984,056	19,182,783
Service	936,931	1,653,844
Capital Guardian Global
Initial	17,593,997	35,282,789
Service	4,656,436	1,701,240
Capital Guardian U.S. Equity
Initial	16,601,452	30,781,518
Service	3,450,627	1,197,901
Capital Guardian Value
Initial	26,242,480	76,421,339
Service	5,025,233	2,101,236
Clarion Global Real Estate Securities
Initial	22,853,161	49,752,171
Service	5,911,064	3,593,532
Tranamerica Small/Mid Cap Value
Initial	23,213,433	68,866,050
Transamerica Science and Technology
Initial	10,228,962	8,941,954
Service	1,817,773	1,309,171
Jennison Growth
Initial	2,995,928	9,030,116
Service	514,722	262,105

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
JPMorgan Enhanced Index
Initial	$8,270,554	$34,080,884
Service	851,890	977,290
Marsico Growth
Initial	10,569,853	12,064,181
Service	3,119,169	1,813,556
BlackRock Large Cap Value
Initial	23,107,846	26,947,504
Service	6,508,559	1,727,536
MFS High Yield
Initial	21,276,490	36,769,802
Service	1,831,206	1,057,703
PIMCO Total Return
Initial	39,416,693	44,606,675
Service	5,307,212	3,334,316
Legg Mason Partners All Cap
Initial	12,658,624	36,860,418
Service	1,231,475	1,531,031
Templeton Transamerica Global
Initial	5,154,804	7,761,437
Service	2,209,953	945,097
Transamerica Balanced (A/T)
Initial	2,344,606	4,910,634
Service	5,215,341	2,384,223
Transamerica Convertible Securities
Initial	17,735,864	13,093,824
Service	2,918,363	1,697,062
Transamerica Equity
Initial	14,989,443	92,782,379
Service	3,082,456	3,347,417
Transamerica Growth Opportunities
Initial	10,997,169	18,487,706
Service	1,532,106	1,288,749
Transamerica Money Market
Initial	185,072,503	154,838,136
Service	62,095,785	45,353,726
Transamerica U.S. Government Securities
Initial	21,551,317	33,791,861
Service	2,627,229	1,664,161
Transamerica U.S. Government Securities-PAM Fund
Initial	13,244,948	7,454,187
T. Rowe Price Equity Income
Initial	47,395,113	82,402,401
Service	3,613,976	2,396,988
T. Rowe Price Growth Stock
Initial	17,793,297	52,041,349
Service	1,856,141	1,407,408

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
T. Rowe Price Small Cap
Initial	$11,717,686	$30,499,288
Service	3,152,026	2,788,715
Van Kampen Active International Allocation
Initial	27,664,053	38,578,355
Service	6,894,928	4,362,915
Van Kampen Large Cap Core
Initial	11,977,277	39,724,862
Service	889,497	636,405
Van Kampen Mid-Cap Growth
Initial	6,229,416	11,649,964
Service	903,691	484,498
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund-Series II	5,229,101	12,932,671
AIM V.I. Capital Appreciation Fund-Series II	1,953,654	4,301,414
AllianceBernstien Variable Products Series Fund, Inc.—Class B:
AllianceBernstien Growth & Income Portfolio—Class B	9,258,908	21,933,076
AllianceBernstien Large Cap Growth Portfolio—Class B	1,670,355	7,740,141
Janus Aspen Series—Service Shares:
Janus Aspen—Mid Cap Growth Portfolio-Service Shares	14,117,026	9,645,507
Janus Aspen—Mid Cap Value Portfolio-Service Shares	536,230	1,093,189
Janus Aspen—Worldwide Growth Portfolio-Service Shares	18,880,106	19,061,740
MFS® Variable Insurance TrustSM:
MFS New Discovery Series-Service Class	5,366,782	9,413,244
MFS Total Return Series-Service Class	13,855,452	21,779,357
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Contrafund® Portfolio	86,290,343	44,922,990
Fidelity—VIP Equity-Income Portfolio—Service Class 2	18,462,548	29,077,161
Fidelity—VIP Growth Portfolio—Service Class 2	17,152,613	11,756,739
Fidelity—VIP Growth Opportunities Portfolio	88,479	1,069,212
Fidelity—VIP Mid Cap Portfolio—Service Class 2	41,524,870	73,336,503
Fidelity—VIP Value Strategies Portfolio—Service Class 2	24,789,462	27,853,647
STI Classic Variable Trust:
STI Classic Capital Appreciation Fund	7,422	10,802
STI Classic Large Cap Relative Value Fund	13,757	9,424
STI Classic Mid-Cap Equity Fund	14,136	6,140
STI Classic Small Cap Value Equity Fund	190,278	178,333
STI Classic Large Cap Value Equity Fund	3,033	162,079
MTB Group of Funds—Class VA
MTB Managed Allocation-Moderate Growth Fund II	3,158	500
MTB Large-Cap Growth Fund II	7,793	14,826
MTB Large-Cap Value Fund II	142,936	184,630
MTB Managed Allocation-Conservative Growth Fund II	34,431	1,364
MTB Managed Allocation-Aggressive Growth Fund II	172,625	109,827

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust—Class 2
Franklin Income Securities Fund—Class 2 (1)	$7,440,855	$798,910
Mutual Shares Securities Fund—Class 2 (1)	9,534,104	2,396,233
Templeton Foreign Securities Fund—Class 2 (1)	16,203,465	1,722,784
Huntington VA Funds:
Huntington VA Dividend Capture Fund (1)	20,820	2,563
Huntington VA Growth Fund (1)	9,088	512
Huntington VA Equity Income Fund (1)	12,484	524
Huntington VA International Equity Fund (1)	24,462	1,649
Huntington VA Macro 100 Fund (1)	508	504
Huntington VA Mid Corp America Fund (1)	23,144	4,942
Huntington VA Mortgage Securities Fund (1)	97,000	1,360
Huntington VA New Economy Fund (1)	23,978	2,237
Huntington VA Real Strategies Fund (1)	12,002	2,314
Huntington VA Rotating Markets Fund (1)	20,490	2,021
Huntington VA Situs Small Cap Fund (1)	55,382	4,510
FAM Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund	8,431,656	17,401,730
BlackRock High Income V.I. Fund	1,686,803	4,107,499
BlackRock Global Allocation V.I. Fund	7,689,964	4,379,322

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Lankmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount
Units outstanding at January 1, 2006	218,645,810	335,758,577	670,507,761
Units purchased	24,403,987	25,518,592	87,357,170
Units redeemed and transferred	(6,982,041)	(11,238,153)	(28,892,917)

Units outstanding at December 31, 2006	236,067,756	350,039,016	728,972,014
Units purchased	27,181,253	22,554,762	99,688,088
Units redeemed and transferred	8,261,437	(20,428,956)	(36,519,154)

Units outstanding at December 31, 2007	271,510,446	352,164,822	792,140,948

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Lankmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Moderate Growth Subaccount	International Moderate Growth Subaccount (1)	MFS International Equity Subaccount
Units outstanding at January 1, 2006	804,905,481	—	98,604,682
Units purchased	160,297,777	8,885,334	2,076,394
Units redeemed and transferred	51,236,679	5,364,742	(2,837,498)

Units outstanding at December 31, 2006	1,016,439,937	14,250,076	97,843,578
Units purchased	194,278,923	38,568,788	1,928,737
Units redeemed and transferred	(83,130,249)	17,467,523	(14,084,793)

Units outstanding at December 31, 2007	1,127,588,611	70,286,387	85,687,522

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Lankmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Century Large Company Value Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Units outstanding at January 1, 2006	36,765,657	125,699,413	169,644,499
Units purchased	545,239	3,019,479	3,694,069
Units redeemed and transferred	696,421	(14,100,028)	(16,675,652)

Units outstanding at December 31, 2006	38,007,317	114,618,864	156,662,916
Units purchased	455,311	3,725,227	3,008,799
Units redeemed and transferred	(9,958,671)	(21,364,090)	(24,829,321)

Units outstanding at December 31, 2007	28,503,957	96,980,001	134,842,394

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Small/Mid Cap Value Subaccount
Units outstanding at January 1, 2006	179,791,811	51,274,577	110,928,225
Units purchased	5,111,408	1,893,148	553,576
Units redeemed and transferred	(21,908,018)	2,129,366	(18,269,994)

Units outstanding at December 31, 2006	162,995,201	55,297,091	93,211,807
Units purchased	3,316,534	1,665,751	609,844
Units redeemed and transferred	(31,960,794)	(17,042,673)	(20,310,324)

Units outstanding at December 31, 2007	134,350,941	39,920,169	73,511,327

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Science and Technology Subaccount	Jennison Growth Subaccount	JPMorgan Enhanced Index Subaccount
Units outstanding at January 1, 2006	37,690,637	37,772,640	124,292,071
Units purchased	865,756	840,598	1,292,475
Units redeemed and transferred	(9,483,540)	(3,752,991)	(18,746,971)

Units outstanding at December 31, 2006	29,072,853	34,860,247	106,837,575
Units purchased	437,295	579,657	651,091
Units redeemed and transferred	654,647	(7,939,388)	(18,998,804)

Units outstanding at December 31, 2007	30,164,795	27,500,516	88,489,862

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Marsico Growth Subaccount	BlackRock Large Cap Value Subaccount	MFS High Yield Subaccount
Units outstanding at January 1, 2006	50,013,349	69,926,649	95,510,477
Units purchased	1,556,861	1,615,810	1,324,210
Units redeemed and transferred	(5,501,263)	(5,505,512)	(15,511,689)

Units outstanding at December 31, 2006	46,068,947	66,036,947	81,322,998
Units purchased	1,787,280	2,770,506	977,767
Units redeemed and transferred	(2,237,432)	(8,569,591)	(17,063,019)

Units outstanding at December 31, 2007	45,618,795	60,237,862	65,237,746

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Templeton Transamerica Global Subaccount
Units outstanding at January 1, 2006	194,397,805	157,334,438	32,519,818
Units purchased	4,054,946	2,274,952	1,099,637
Units redeemed and transferred	(14,407,183)	(23,852,584)	(980,514)

Units outstanding at December 31, 2006	184,045,568	135,756,806	32,638,941
Units purchased	3,790,429	1,184,516	1,646,582
Units redeemed and transferred	(8,567,200)	(26,129,224)	(3,567,499)

Units outstanding at December 31, 2007	179,268,797	110,812,098	30,718,024

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Balanced (A/T) Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2006	21,405,197	26,751,938	203,562,245
Units purchased	1,696,403	1,136,880	6,196,072
Units redeemed and transferred	(2,855,283)	4,143,182	155,940,977

Units outstanding at December 31, 2006	20,246,317	32,032,000	365,699,294
Units purchased	3,040,166	826,547	5,057,979
Units redeemed and transferred	(2,821,901)	(496,253)	(86,877,440)

Units outstanding at December 31, 2007	20,464,582	32,362,294	283,879,833

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica U.S. Government Securities Subaccount
Units outstanding at January 1, 2006	56,252,510	107,894,952	103,954,082
Units purchased	815,947	31,280,359	1,083,545
Units redeemed and transferred	(12,840,574)	(7,672,441)	(12,752,964)

Units outstanding at December 31, 2006	44,227,883	131,502,870	92,284,663
Units purchased	702,764	35,864,112	2,079,197
Units redeemed and transferred	(7,423,893)	(640,070)	(12,932,296)

Units outstanding at December 31, 2007	37,506,754	166,726,912	81,431,564

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica U.S. Government Securities- PAM Fund Subaccount	Franklin Income Securities Subaccount (1)	Mutual Shares Securities Subaccount (1)
Units outstanding at January 1, 2006	81,724	—	—
Units purchased	2	—	—
Units redeemed and transferred	(81,562)	—	—

Units outstanding at December 31, 2006	164	—	—
Units purchased	5	1,849,714	1,120,331
Units redeemed and transferred	5,178,754	4,911,150	6,043,063

Units outstanding at December 31, 2007	5,178,923	6,760,864	7,163,394

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Templeton Foreign Securities Subaccount (1)	T. Rowe Price Equity Income Subaccount	T. Rowe Price Growth Stock Subaccount
Units outstanding at January 1, 2006	—	213,458,619	131,745,178
Units purchased	—	3,057,873	1,603,574
Units redeemed and transferred	—	(30,623,820)	(19,655,931)

Units outstanding at December 31, 2006	—	185,892,672	113,692,821
Units purchased	2,307,270	2,553,301	1,281,804
Units redeemed and transferred	11,824,266	(30,747,708)	(18,913,682)

Units outstanding at December 31, 2007	14,131,536	157,698,265	96,060,943

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price Small Cap Subaccount	Van Kampen Active International Allocation Subaccount	Van Kampen Large Cap Core Subaccount
Units outstanding at January 1, 2006	136,061,148	105,164,345	82,584,820
Units purchased	3,074,954	2,530,421	688,244
Units redeemed and transferred	(21,237,813)	(2,167,180)	(16,664,732)

Units outstanding at December 31, 2006	117,898,289	105,527,586	66,608,332
Units purchased	1,960,737	2,664,136	498,985
Units redeemed and transferred	(27,001,711)	(7,043,044)	(12,511,632)

Units outstanding at December 31, 2007	92,857,315	101,148,678	54,595,685

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Mid-Cap Growth Subaccount	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount
Units outstanding at January 1, 2006	58,624,425	55,129,915	9,932,372
Units purchased	1,590,243	1,259,656	287,054
Units redeemed and transferred	(12,632,266)	(11,417,611)	(912,546)

Units outstanding at December 31, 2006	47,582,402	44,971,960	9,306,880
Units purchased	1,004,527	521,088	199,797
Units redeemed and transferred	(5,638,355)	(8,189,775)	(1,996,930)

Units outstanding at December 31, 2007	42,948,574	37,303,273	7,509,747

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	Janus Aspen - Mid Cap Growth Subaccount
Units outstanding at January 1, 2006	91,501,582	44,575,244	31,261,264
Units purchased	1,685,741	650,391	428,189
Units redeemed and transferred	(15,895,638)	(6,732,736)	(5,256,762)

Units outstanding at December 31, 2006	77,291,685	38,492,899	26,432,691
Units purchased	1,360,131	684,616	607,530
Units redeemed and transferred	(14,851,325)	(6,912,828)	4,760,058

Units outstanding at December 31, 2007	63,800,491	32,264,687	31,800,279

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Mid Cap Value Subaccount	Janus Aspen - Worldwide Growth Subaccount	MFS New Discovery Subaccount
Units outstanding at January 1, 2006	4,844,801	55,473,225	29,429,224
Units purchased	36,241	872,497	735,471
Units redeemed and transferred	(855,573)	(3,290,239)	(6,814,862)

Units outstanding at December 31, 2006	4,025,469	53,055,483	23,349,833
Units purchased	21,030	1,012,428	513,264
Units redeemed and transferred	(590,631)	(983,450)	(5,056,904)

Units outstanding at December 31, 2007	3,455,868	53,084,461	18,806,193

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MFS Total Return Subaccount	Fidelity - VIP Contrafund® Subaccount	Fidelity - VIP Equity- Income Subaccount
Units outstanding at January 1, 2006	83,444,208	191,272,352	77,156,271
Units purchased	1,655,604	6,307,540	1,355,003
Units redeemed and transferred	(10,739,399)	(10,728,885)	(1,077,763)

Units outstanding at December 31, 2006	74,360,413	186,851,007	77,433,511
Units purchased	1,266,327	6,422,156	1,612,074
Units redeemed and transferred	(9,759,547)	(22,188,121)	(14,450,562)

Units outstanding at December 31, 2007	65,867,193	171,085,042	64,595,023

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Growth Opportunities Subaccount	Fidelity - VIP Mid Cap Subaccount

Units outstanding at January 1, 2006	45,726,579	5,285,568	208,812,408
Units purchased	877,513	57,319	5,123,961
Units redeemed and transferred	(7,924,837)	(960,711)	(35,197,055)

Units outstanding at December 31, 2006	38,679,255	4,382,176	178,739,314
Units purchased	1,053,276	34,670	3,909,447
Units redeemed and transferred	3,959,421	(860,621)	(32,158,593)

Units outstanding at December 31, 2007	43,691,952	3,556,225	150,490,168

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Value Strategies Subaccount	STI Classic Capital Appreciation Subaccount	STI Classic Large Cap Relative Value Subaccount

Units outstanding at January 1, 2006	79,580,914	92,087	63,552
Units purchased	2,150,427	—	10,167
Units redeemed and transferred	(11,087,620)	(3,305)	(1,375)

Units outstanding at December 31, 2006	70,643,721	88,782	72,344
Units purchased	1,578,343	—	—
Units redeemed and transferred	(9,948,129)	(6,341)	(1,333)

Units outstanding at December 31, 2007	62,273,935	82,441	71,011

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	STI Classic Mid-Cap Equity Subaccount	STI Classic Small Cap Value Equity Subaccount	STI Classic Large Cap Value Equity Subaccount
Units outstanding at January 1, 2006	38,764	312,041	167,239
Units purchased	—	7,683	293
Units redeemed and transferred	283	(14,546)	13,950

Units outstanding at December 31, 2006	39,047	305,178	181,482
Units purchased	—	—	—
Units redeemed and transferred	(960)	(57,719)	(90,795)

Units outstanding at December 31, 2007	38,087	247,459	90,687

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MTB Large-Cap Growth Fund II Subaccount	MTB Large-Cap Value Fund II Subaccount	MTB Managed Allocation Fund- Moderate Growth II Subaccount
Units outstanding at January 1, 2006	33,421	16,393	1,548,498
Units purchased	562	51,934	65,164
Units redeemed and transferred	(18,090)	8,186	(214,613)

Units outstanding at December 31, 2006	15,893	76,513	1,399,049
Units purchased	—	—	—
Units redeemed and transferred	1,204	(7,007)	(85,303)

Units outstanding at December 31, 2007	17,097	69,506	1,313,746

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	MTB Managed Allocation Fund- Aggressive Growth II Subaccount	MTB Managed Allocation Fund- Conservative Growth II Subaccount	Huntington VA Dividend Capture Subaccount (1)
Units outstanding at January 1, 2006	5,000	5,000	—
Units purchased	—	96,647	—
Units redeemed and transferred	(16)	(16)	—

Units outstanding at December 31, 2006	4,984	101,631	—
Units purchased	—	—	—
Units redeemed and transferred	25,688	52,618	18,278

Units outstanding at December 31, 2007	30,672	154,249	18,278

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Growth Subaccount (1)	Huntington VA Equity Income Subaccount (1)	Huntington VA International Equity Subaccount (1)
Units outstanding at January 1, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	7,929	11,874	21,371

Units outstanding at December 31, 2007	7,929	11,874	21,371

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Macro 100 Subaccount (1)	Huntington VA Mid Corp America Subaccount (1)	Huntington VA Mortgage Securities Subaccount (1)
Units outstanding at January 1, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	17,316	94,524

Units outstanding at December 31, 2007	—	17,316	94,524

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA New Economy Subaccount (1)	Huntington VA Real Strategies Subaccount (1)	Huntington VA Rotating Markets Subaccount (1)
Units outstanding at January 1, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	—	—	—

Units outstanding at December 31, 2006	—	—	—
Units purchased	—	—	—
Units redeemed and transferred	20,091	8,485	17,218

Units outstanding at December 31, 2007	20,091	8,485	17,218

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Huntington VA Situs Small Cap Subaccount (1)	BlackRock Basic Value V.I. Subaccount	BlackRock High Income V.I. Subaccount
Units outstanding at January 1, 2006	—	49,192,956	11,068,087
Units purchased	—	202,889	90,228
Units redeemed and transferred	—	(9,585,104)	(1,627,557)

Units outstanding at December 31, 2006	—	39,810,741	9,530,758
Units purchased	—	—	—
Units redeemed and transferred	47,445	(8,686,417)	(2,203,110)

Units outstanding at December 31, 2007	47,445	31,124,324	7,327,648

Transamerica Life Insurance Company Separate

Account VA B - Transamerica Landmark Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

BlackRock Global Allocation V.I. Subaccount
Units outstanding at January 1, 2006	10,624,951
Units purchased	284,828
Units redeemed and transferred	1,244,700

Units outstanding at December 31, 2006	12,154,479
Units purchased	—
Units redeemed and transferred	1,235,543

Units outstanding at December 31, 2007	13,390,022

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation—Conservative
	12/31/2007	(1)	271,510,446	$1.02	to	$1.40	$374,984,394	3.03%	1.25%	to	2.30%	2.14%	to	3.75%
	12/31/2006		236,067,755	1.33	to	1.35	311,598,094	3.42	1.25	to	2.30	8.10	to	6.69
	12/31/2005		218,645,810	1.23	to	1.26	268,389,137	2.75	1.25	to	2.30	3.89	to	2.65
	12/31/2004		211,560,016	1.18	to	1.23	249,699,712	0.31	1.25	to	2.30	8.36	to	6.98
	12/31/2003		189,107,569	1.09	to	1.15	205,533,939	0.13	1.25	to	2.30	21.40	to	15.12

Asset Allocation—Growth

	12/31/2007	(1)	352,164,822	1.01	to	1.79	564,355,445	2.21	1.25	to	2.30	1.22	to	5.10
	12/31/2006		350,039,016	1.49	to	1.70	530,509,389	0.89	1.25	to	2.30	14.19	to	12.69
	12/31/2005		335,758,577	1.30	to	1.51	444,784,754	0.46	1.25	to	2.30	10.86	to	9.41
	12/31/2004		292,090,133	1.17	to	1.38	347,666,934	0.09	1.25	to	2.30	12.77	to	11.34
	12/31/2003		209,060,470	1.04	to	1.24	217,686,025	0.16	1.25	to	2.30	29.18	to	24.08

Asset Allocation—Moderate

	12/31/2007	(1)	792,140,948	1.03	to	1.53	1,167,804,097	2.94	1.25	to	2.30	2.92	to	5.30
	12/31/2006		728,972,014	1.38	to	1.45	1,013,622,612	2.59	1.25	to	2.30	10.11	to	8.72
	12/31/2005		670,507,761	1.25	to	1.33	846,622,154	1.83	1.25	to	2.30	6.12	to	4.73
	12/31/2004		606,462,548	1.18	to	1.27	718,039,128	0.24	1.25	to	2.30	10.02	to	8.62
	12/31/2003		515,059,742	1.07	to	1.17	550,786,785	0.11	1.25	to	2.30	23.33	to	17.30

Asset Allocation—Moderate Growth

	12/31/2007	(1)	1,127,588,611	1.02	to	1.66	1,772,642,396	2.31	1.25	to	2.30	2.08	to	5.13
	12/31/2006		1,016,439,937	1.45	to	1.58	1,499,266,700	1.60	1.25	to	2.30	12.43	to	10.99
	12/31/2005		804,905,480	1.29	to	1.42	1,051,692,231	1.14	1.25	to	2.30	8.56	to	7.25
	12/31/2004		667,565,427	1.18	to	1.33	795,795,525	0.19	1.25	to	2.30	12.14	to	10.61
	12/31/2003		552,878,314	1.06	to	1.20	582,608,008	0.15	1.25	to	2.30	25.60	to	19.99

International Moderate Growth

	12/31/2007	(1)	70,286,387	1.11	to	1.09	77,443,929	1.32	1.25	to	2.30	7.15	to	6.04
	12/31/2006	(1)	14,250,077	1.03	to	1.03	14,692,958	0.00	1.25	to	2.30	3.21	to	2.54

MFS International Equity

	12/31/2007	(1)	85,687,522	1.01	to	1.96	117,265,990	0.91	1.25	to	2.30	0.81	to	6.41
	12/31/2006		97,843,578	1.22	to	1.84	123,798,123	1.37	1.25	to	2.30	21.55	to	20.16
	12/31/2005		98,604,682	1.00	to	1.53	102,552,219	0.76	1.25	to	2.30	11.47	to	9.90
	12/31/2004		93,223,325	0.90	to	1.39	86,902,847	0.00	1.25	to	2.30	12.93	to	11.66
	12/31/2003		92,617,890	0.79	to	1.25	76,240,096	0.00	1.25	to	2.30	23.75	to	24.90

American Century Large Company Value

	12/31/2007	(1)	28,503,957	0.94	to	1.56	36,812,406	0.43	1.25	to	2.30	(6.31)	to	(3.56)
	12/31/2006		38,007,317	1.30	to	1.61	50,322,260	2.56	1.25	to	2.30	18.21	to	16.77
	12/31/2005		36,765,658	1.10	to	1.38	41,212,190	0.70	1.25	to	2.30	2.86	to	1.50
	12/31/2004		43,918,189	1.07	to	1.36	47,858,862	0.96	1.25	to	2.30	12.50	to	11.05
	12/31/2003		39,890,474	0.95	to	1.23	38,478,836	0.31	1.25	to	2.30	27.20	to	22.52

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Global

	12/31/2007	(1)	96,980,001	$1.01	to	$1.75	$152,839,784	0.84%	1.25%	to	2.30%	0.51%	to	3.71%
	12/31/2006		114,618,864	1.27	to	1.69	172,457,485	2.41	1.25	to	2.30	12.91	to	11.44
	12/31/2005		125,699,413	1.13	to	1.51	167,405,619	0.44	1.25	to	2.30	8.82	to	7.44
	12/31/2004		129,324,024	1.04	to	1.41	158,762,039	0.35	1.25	to	2.30	9.51	to	8.11
	12/31/2003		111,248,478	0.95	to	1.30	125,251,241	0.20	1.25	to	2.30	35.91	to	30.36

Capital Guardian U.S. Equity

	12/31/2007	(1)	134,842,394	0.95	to	1.44	147,743,277	0.69	1.25	to	2.30	(5.28)	to	(2.64)
	12/31/2006		156,662,915	1.19	to	1.48	174,277,786	0.54	1.25	to	2.30	8.75	to	7.40
	12/31/2005		169,644,498	1.09	to	1.38	174,074,300	0.55	1.25	to	2.30	5.00	to	3.69
	12/31/2004		184,185,442	1.04	to	1.33	179,777,640	0.28	1.25	to	2.30	8.41	to	7.03
	12/31/2003		182,259,682	0.96	to	1.24	163,975,242	0.18	1.25	to	2.30	34.82	to	24.29

Capital Guardian Value

	12/31/2007	(1)	134,350,941	0.88	to	1.58	278,855,197	1.06	1.25	to	2.30	(11.59)	to	(8.65)
	12/31/2006		162,995,201	1.50	to	1.73	369,004,136	1.51	1.25	to	2.30	15.06	to	13.60
	12/31/2005		179,791,811	1.31	to	1.53	359,505,645	0.94	1.25	to	2.30	6.38	to	5.09
	12/31/2004		194,730,066	1.23	to	1.45	371,152,999	1.04	1.25	to	2.30	15.26	to	13.76
	12/31/2003		196,606,570	1.07	to	1.28	332,957,186	0.81	1.25	to	2.30	32.92	to	27.63

Clarion Global Real Estate Securities

	12/31/2007	(1)	39,920,169	0.88	to	2.28	93,167,627	6.31	1.25	to	2.30	(11.79)	to	(9.01)
	12/31/2006		55,297,091	2.58	to	2.51	140,937,555	1.38	1.25	to	2.30	40.52	to	38.73
	12/31/2005		51,274,577	1.84	to	1.81	93,352,692	1.64	1.25	to	2.30	12.08	to	10.64
	12/31/2004		49,719,741	1.64	to	1.63	80,953,597	2.15	1.25	to	2.30	31.22	to	29.51
	12/31/2003		42,532,788	1.25	to	1.26	52,879,675	2.53	1.25	to	2.30	34.06	to	26.12

Transamerica Small/Mid Cap Value

	12/31/2007	(1)	73,511,327	1.11	to	5.94	232,779,139	0.90	1.25	to	2.05	11.42	to	22.22
	12/31/2006		93,211,808	1.66	to	1.71	246,204,461	0.87	1.25	to	2.05	16.60	to	15.69
	12/31/2005		110,928,225	1.42	to	1.48	260,494,622	0.41	1.25	to	2.05	12.16	to	11.29
	12/31/2004		129,132,442	1.27	to	1.33	282,130,595	0.00	1.25	to	2.05	14.91	to	14.00
	12/31/2003		147,901,954	1.10	to	1.16	291,247,703	0.00	1.25	to	2.05	88.48	to	87.00

Transamerica Science and Technology

	12/31/2007	(1)	30,164,795	0.99	to	1.73	32,037,608	0.00	1.25	to	2.30	31.11	to	29.51
	12/31/2006		29,072,853	0.76	to	1.34	23,502,630	0.00	1.25	to	2.30	(0.24)	to	(1.50)
	12/31/2005		37,690,637	0.76	to	1.36	30,405,263	0.40	1.25	to	2.30	0.80	to	(0.43)
	12/31/2004		47,483,413	0.75	to	1.37	37,893,324	0.00	1.25	to	2.30	6.72	to	5.13
	12/31/2003		37,739,039	0.71	to	1.30	27,683,626	0.00	1.25	to	2.30	49.09	to	29.91

Jennison Growth

	12/31/2007	(1)	27,500,516	1.02	to	1.53	28,486,491	0.06	1.25	to	2.30	10.13	to	8.76
	12/31/2006		34,860,247	0.93	to	1.40	32,663,281	0.00	1.25	to	2.30	0.71	to	(0.68)
	12/31/2005		37,772,640	0.92	to	1.41	35,130,760	0.20	1.25	to	2.30	12.39	to	10.98
	12/31/2004		43,449,015	0.82	to	1.27	36,218,514	0.00	1.25	to	2.30	7.78	to	6.41
	12/31/2003		47,918,155	0.76	to	1.20	36,749,025	0.00	1.25	to	2.30	27.18	to	19.73

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
JPMorgan Enhanced Index

	12/31/2007	(1)	88,489,862	$0.97	to	$1.51	$125,749,660	1.14%	1.25%	to	2.30%	(2.53)%	to	1.94%
	12/31/2006		106,837,575	1.09	to	1.48	149,820,009	1.04	1.25	to	2.30	13.89	to	12.39
	12/31/2005		124,292,071	0.96	to	1.32	154,751,471	1.26	1.25	to	2.30	2.19	to	0.88
	12/31/2004		140,281,282	0.93	to	1.31	174,088,967	0.76	1.25	to	2.30	9.64	to	8.21
	12/31/2003		152,978,297	0.85	to	1.21	174,881,082	0.54	1.25	to	2.30	27.35	to	20.98

Marsico Growth

	12/31/2007	(1)	45,618,795	1.15	to	1.66	53,285,791	0.02	1.25	to	2.30	14.87	to	17.42
	12/31/2006		46,068,948	1.00	to	1.41	45,341,130	0.11	1.25	to	2.30	4.06	to	2.80
	12/31/2005		50,013,350	0.96	to	1.37	47,297,952	0.07	1.25	to	2.30	7.25	to	5.78
	12/31/2004		38,784,820	0.89	to	1.30	33,292,571	0.00	1.25	to	2.30	10.86	to	9.50
	12/31/2003		33,300,571	0.81	to	1.18	25,751,769	0.00	1.25	to	2.30	24.78	to	18.47

BlackRock Large Cap Value

	12/31/2007	(1)	60,237,862	0.98	to	1.90	103,081,638	0.91	1.25	to	2.30	(2.46)	to	1.99
	12/31/2006		66,036,946	1.59	to	1.86	109,965,001	0.49	1.25	to	2.30	15.48	to	14.00
	12/31/2005		69,926,649	1.37	to	1.63	100,796,696	0.70	1.25	to	2.30	14.51	to	13.14
	12/31/2004		55,725,962	1.20	to	1.44	70,000,033	0.98	1.25	to	2.30	16.88	to	15.34
	12/31/2003		63,009,671	1.03	to	1.25	67,382,973	0.81	1.25	to	2.30	28.18	to	25.25

MFS High Yield

	12/31/2007	(1)	65,237,746	0.97	to	1.23	87,246,453	8.71	1.25	to	2.30	(2.98)	to	(0.57)
	12/31/2006		81,322,999	1.37	to	1.24	108,605,358	9.68	1.25	to	2.30	9.58	to	8.14
	12/31/2005		95,510,477	1.25	to	1.15	116,644,101	7.79	1.25	to	2.30	0.56	to	(0.77)
	12/31/2004		117,885,402	1.25	to	1.16	143,643,685	5.46	1.25	to	2.30	8.41	to	7.03
	12/31/2003		130,434,775	1.15	to	1.08	146,978,466	1.06	1.25	to	2.30	16.29	to	7.97

PIMCO Total Return

	12/31/2007	(1)	179,268,797	1.06	to	1.10	221,824,032	2.58	1.25	to	2.30	6.02	to	6.35
	12/31/2006		184,045,568	1.17	to	1.04	212,343,313	3.40	1.25	to	2.30	2.93	to	1.57
	12/31/2005		194,397,804	1.14	to	1.02	218,340,807	1.80	1.25	to	2.30	1.07	to	(0.26)
	12/31/2004		196,295,731	1.13	to	1.02	219,001,270	1.52	1.25	to	2.30	3.20	to	1.87
	12/31/2003		205,347,810	1.09	to	1.01	222,963,557	1.24	1.25	to	2.30	3.61	to	0.51

Legg Mason Partners All Cap

	12/31/2007	(1)	110,812,098	0.95	to	1.56	141,294,608	1.28	1.25	to	2.30	(4.53)	to	(1.51)
	12/31/2006		135,756,807	1.22	to	1.59	173,770,465	0.98	1.25	to	2.30	17.10	to	15.64
	12/31/2005		157,334,438	1.04	to	1.37	171,849,115	0.60	1.25	to	2.30	2.80	to	1.48
	12/31/2004		182,057,263	1.01	to	1.35	193,636,078	0.22	1.25	to	2.30	7.79	to	6.44
	12/31/2003		187,157,843	0.94	to	1.27	184,487,393	0.40	1.25	to	2.30	33.48	to	26.93

Templeton Transamerica Global

	12/31/2007	(1)	30,718,024	1.08	to	1.47	29,807,463	1.51	1.25	to	2.30	7.56	to	12.38
	12/31/2006		32,638,941	1.20	to	1.31	27,543,986	1.28	1.25	to	2.30	17.33	to	15.79
	12/31/2005		32,519,818	1.03	to	1.13	23,436,725	1.08	1.25	to	2.30	14.75	to	13.04
	12/31/2004		27,818,146	0.97	to	1.08	18,388,157	0.00	1.25	to	2.30	8.11	to	7.83
	12/31/2003		6,705,438	0.52	to	0.52	3,503,476	0.00	1.40	to	1.65	21.55	to	21.25

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Balanced (A/T)

	12/31/2007	(1)	20,464,582	$1.07	to	$1.47	$30,376,450	1.11%	1.25%	to	2.30%	7.32%	to	10.81%
	12/31/2006		20,246,317	1.34	to	1.33	26,879,335	0.98	1.25	to	2.30	7.78	to	6.30
	12/31/2005		21,405,197	1.24	to	1.25	26,347,351	1.33	1.25	to	2.30	6.63	to	5.37
	12/31/2004		20,851,488	1.16	to	1.18	24,109,068	1.15	1.25	to	2.30	9.78	to	8.38
	12/31/2003		23,260,618	1.06	to	1.09	24,530,068	0.20	1.25	to	2.30	12.49	to	9.26

Transamerica Convertible Securities

	12/31/2007	(1)	32,362,294	1.15	to	1.61	52,997,756	2.02	1.25	to	2.30	14.79	to	15.62
	12/31/2006		32,032,000	1.42	to	1.39	45,008,172	1.66	1.25	to	2.30	9.53	to	8.17
	12/31/2005		26,751,938	1.29	to	1.28	34,402,029	2.12	1.25	to	2.30	2.60	to	1.22
	12/31/2004		26,464,807	1.26	to	1.27	33,233,261	1.87	1.25	to	2.30	11.78	to	10.45
	12/31/2003		20,743,449	1.13	to	1.15	23,320,684	0.15	1.25	to	2.30	22.14	to	14.81

Transamerica Equity

	12/31/2007	(1)	283,879,833	1.12	to	1.86	341,421,631	0.02	1.25	to	2.30	11.83	to	13.42
	12/31/2006		365,699,293	1.23	to	1.64	380,393,246	0.00	1.25	to	2.30	7.38	to	5.95
	12/31/2005		203,562,245	1.14	to	1.55	208,740,139	0.37	1.25	to	2.30	15.10	to	13.67
	12/31/2004		205,548,774	0.99	to	1.36	183,451,514	0.00	1.25	to	2.30	14.37	to	13.01
	12/31/2003		148,048,747	0.87	to	1.20	116,098,169	0.00	1.25	to	2.30	29.61	to	20.46

Transamerica Growth Opportunities

	12/31/2007	(1)	37,506,754	1.18	to	1.98	73,168,251	0.04	1.25	to	2.30	17.65	to	19.96
	12/31/2006		44,227,884	1.67	to	1.65	71,071,187	0.19	1.25	to	2.30	3.81	to	2.54
	12/31/2005		56,252,510	1.61	to	1.61	86,974,458	0.00	1.25	to	2.30	14.80	to	13.33
	12/31/2004		62,929,223	1.40	to	1.42	85,086,191	0.00	1.25	to	2.30	15.18	to	13.88
	12/31/2003		31,763,686	1.22	to	1.25	37,085,901	0.00	1.25	to	2.30	29.59	to	24.51

Transamerica Money Market

	12/31/2007	(1)	166,726,912	1.02	to	1.02	205,999,246	4.90	1.25	to	2.30	2.44	to	2.40
	12/31/2006		131,502,869	1.06	to	1.00	159,021,596	4.74	1.25	to	2.30	3.44	to	2.13
	12/31/2005		107,894,952	1.02	to	0.98	126,217,648	2.86	1.25	to	2.30	0.86	to	0.33
	12/31/2004		114,181,170	1.00	to	0.97	133,459,500	0.93	1.25	to	2.30	(0.75)	to	(1.52)
	12/31/2003	(1)	142,463,591	1.01	to	0.99	170,083,390	0.55	1.25	to	2.30	(0.50)	to	(1.19)

Transamerica U.S. Government Securities

	12/31/2007	(1)	81,431,564	1.03	to	1.03	111,128,766	4.51	1.25	to	2.30	3.00	to	3.39
	12/31/2006		92,284,663	1.13	to	1.00	120,957,931	3.65	1.25	to	2.30	2.00	to	0.75
	12/31/2005		103,954,082	1.11	to	0.99	133,651,378	3.92	1.25	to	2.30	0.97	to	(0.31)
	12/31/2004		115,966,101	1.10	to	1.00	149,302,674	3.47	1.25	to	2.30	2.02	to	0.58
	12/31/2003		148,289,970	1.08	to	0.99	189,625,012	2.05	1.25	to	2.30	1.68	to	(0.91)

Transamerica U.S. Government Securities-PAM Fund

	12/31/2007	(1)	5,178,923	1.03	to	1.05	5,566,215	18.43	1.25	to	2.00	2.86	to	3.70
	12/31/2006		164	1.05	to	1.01	170	11.71	1.25	to	2.00	1.79	to	1.04
	12/31/2005		81,725	1.03	to	1.00	83,158	0.00	1.25	to	2.00	0.73	to	(0.01)
	12/31/2004		72,062	1.03	to	1.00	72,693	9.07	1.25	to	2.00	1.63	to	0.88
	12/31/2003	(1)	—	1.00	to	0.99	—	0.00	1.30	to	2.00	(0.26)	to	(0.72)

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Income Securities

	12/31/2007	(1)	6,760,864	$0.97	to	$1.00	$6,556,928	0.26%	1.25%	to	2.30%	(2.86)%	to	(3.53)%

Mutual Shares Securities

	12/31/2007	(1)	7,163,394	0.97	to	1.01	6,905,863	0.01	1.25	to	2.30	(3.46)	to	(4.12)

Templeton Foreign Securities

	12/31/2007	(1)	14,131,536	1.07	to	1.09	15,096,177	0.18	1.25	to	2.30	7.01	to	6.28

T. Rowe Price Equity Income

	12/31/2007	(1)	157,698,265	0.96	to	1.61	350,548,649	2.08	1.25	to	2.30	(4.08)	to	0.73
	12/31/2006		185,892,672	1.45	to	1.60	412,500,843	1.84	1.25	to	2.30	17.50	to	16.04
	12/31/2005		213,458,620	1.23	to	1.38	411,811,607	1.76	1.25	to	2.30	2.83	to	1.48
	12/31/2004		235,939,010	1.20	to	1.36	449,755,052	1.16	1.25	to	2.30	13.39	to	11.98
	12/31/2003		240,047,634	1.06	to	1.21	414,987,694	0.73	1.25	to	2.30	24.04	to	21.04

T. Rowe Price Growth Stock

	12/31/2007	(1)	96,060,943	1.03	to	1.58	220,625,176	0.26	1.25	to	2.30	2.70	to	7.13
	12/31/2006		113,692,822	1.17	to	1.48	245,084,685	0.23	1.25	to	2.30	11.99	to	10.60
	12/31/2005		131,745,179	1.05	to	1.34	256,198,435	0.49	1.25	to	2.30	4.86	to	3.52
	12/31/2004		142,917,870	1.00	to	1.29	272,992,063	0.13	1.25	to	2.30	8.50	to	7.09
	12/31/2003		147,519,274	0.92	to	1.21	266,055,099	0.06	1.25	to	2.30	29.15	to	20.59

T. Rowe Price Small Cap

	12/31/2007	(1)	92,857,315	1.03	to	1.66	104,800,420	0.00	1.25	to	2.30	2.66	to	6.80
	12/31/2006		117,898,288	1.16	to	1.56	122,758,117	0.00	1.25	to	2.30	2.31	to	1.02
	12/31/2005		136,061,148	1.13	to	1.54	138,762,687	0.00	1.25	to	2.30	9.25	to	7.92
	12/31/2004		148,713,891	1.04	to	1.43	137,697,436	0.00	1.25	to	2.30	9.00	to	7.63
	12/31/2003		162,644,320	0.95	to	1.33	138,051,567	0.00	1.25	to	2.30	38.67	to	32.55

Van Kampen Active International Allocation

	12/31/2007	(1)	101,148,678	1.06	to	2.23	207,322,239	2.74	1.25	to	2.30	5.92	to	12.67
	12/31/2006		105,527,585	1.40	to	1.98	192,418,681	0.32	1.25	to	2.30	21.99	to	20.42
	12/31/2005		105,164,346	1.15	to	1.64	157,833,741	3.43	1.25	to	2.30	12.39	to	11.06
	12/31/2004		94,485,023	1.02	to	1.48	127,915,630	2.26	1.25	to	2.30	14.61	to	13.11
	12/31/2003		88,510,553	0.89	to	1.31	107,579,584	1.01	1.25	to	2.30	31.17	to	30.66

Van Kampen Large Cap Core

	12/31/2007	(1)	54,595,685	1.02	to	1.54	134,536,669	0.90	1.25	to	2.30	1.77	to	6.48
	12/31/2006		66,608,332	1.25	to	1.45	158,096,474	0.93	1.25	to	2.30	8.97	to	7.59
	12/31/2005		82,584,820	1.15	to	1.34	182,253,826	1.36	1.25	to	2.30	8.07	to	6.68
	12/31/2004		96,184,885	1.06	to	1.26	204,078,275	1.66	1.25	to	2.30	11.36	to	9.99
	12/31/2003		111,867,071	0.95	to	1.14	216,370,735	1.89	1.25	to	2.30	19.59	to	14.47

Van Kampen Mid-Cap Growth

	12/31/2007	(1)	42,948,574	1.00	to	1.66	45,031,573	0.00	1.25	to	2.30	21.01	to	19.48
	12/31/2006		47,582,402	0.82	to	1.39	41,298,876	0.00	1.25	to	2.30	8.55	to	7.13
	12/31/2005		58,624,425	0.76	to	1.30	46,812,432	0.09	1.25	to	2.30	6.23	to	4.91
	12/31/2004		68,144,762	0.71	to	1.24	51,028,465	0.00	1.25	to	2.30	5.82	to	4.51
	12/31/2003		77,015,274	0.68	to	1.18	54,297,143	0.00	1.25	to	2.30	26.57	to	18.35

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Basic Value

	12/31/2007	(1)	37,303,273	$0.96	to	$1.57	$46,936,446	0.31%	1.25%	to	2.30%	(4.39)%	to	(0.93)%
	12/31/2006		44,971,961	1.27	to	1.58	56,640,792	0.12	1.25	to	2.30	11.55	to	10.41
	12/31/2005		55,129,915	1.14	to	1.43	62,338,470	0.00	1.25	to	2.30	4.13	to	3.06
	12/31/2004		71,024,867	1.09	to	1.39	77,253,898	0.00	1.25	to	2.30	9.47	to	8.34
	12/31/2003		65,029,820	1.00	to	1.28	64,720,746	0.00	1.25	to	2.30	31.65	to	28.38

AIM V.I. Capital Appreciation

	12/31/2007	(1)	7,509,747	1.04	to	1.52	9,780,412	0.00	1.25	to	2.30	4.40	to	9.21
	12/31/2006		9,306,881	1.20	to	1.39	11,023,632	0.00	1.25	to	2.30	4.75	to	3.68
	12/31/2005		9,932,372	1.14	to	1.34	11,248,958	0.00	1.25	to	2.30	7.24	to	6.14
	12/31/2004		11,037,148	1.06	to	1.27	11,677,455	0.00	1.25	to	2.30	5.02	to	3.94
	12/31/2003		11,921,229	1.01	to	1.22	12,036,275	0.00	1.25	to	2.30	27.59	to	21.88

AllianceBernstein Growth & Income

	12/31/2007	(1)	63,800,491	1.00	to	1.59	80,455,929	1.21	1.25	to	2.30	(0.37)	to	2.49
	12/31/2006		77,291,684	1.22	to	1.56	94,343,570	1.14	1.25	to	2.30	15.54	to	14.36
	12/31/2005		91,501,581	1.05	to	1.36	96,891,787	1.30	1.25	to	2.30	3.31	to	2.25
	12/31/2004		100,833,674	1.02	to	1.33	103,399,075	0.74	1.25	to	2.30	9.84	to	8.71
	12/31/2003		115,695,018	0.93	to	1.22	108,145,208	0.85	1.25	to	2.30	30.55	to	22.33

AllianceBernstein Large Cap Growth

	12/31/2007	(1)	32,264,687	0.95	to	1.47	31,248,333	0.00	1.25	to	2.30	12.20	to	11.05
	12/31/2006		38,492,899	0.85	to	1.32	33,301,544	0.00	1.25	to	2.30	(1.86)	to	(2.87)
	12/31/2005		44,575,244	0.86	to	1.36	39,479,283	0.00	1.25	to	2.30	13.43	to	12.27
	12/31/2004		48,234,115	0.76	to	1.21	37,747,609	0.00	1.25	to	2.30	7.00	to	5.90
	12/31/2003		55,002,870	0.71	to	1.14	40,212,391	0.00	1.25	to	2.30	21.84	to	14.36

Janus Aspen—Mid Cap Growth

	12/31/2007	(1)	31,800,279	1.09	to	2.12	30,998,592	0.63	1.25	to	2.30	9.24	to	18.99
	12/31/2006		26,432,690	1.07	to	1.79	21,816,991	0.00	1.25	to	2.30	11.91	to	10.76
	12/31/2005		31,261,264	0.96	to	1.61	23,844,610	0.00	1.25	to	2.30	10.65	to	9.52
	12/31/2004		32,352,049	0.87	to	1.47	22,397,119	0.00	1.25	to	2.30	18.99	to	17.76
	12/31/2003		41,806,441	0.73	to	1.25	24,793,396	0.00	1.25	to	2.30	33.10	to	24.97

Janus Aspen—Mid Cap Value

	12/31/2007	(1)	3,455,868	0.99	to	1.41	4,953,039	4.50	1.25	to	1.65	(1.17)	to	5.42
	12/31/2006		4,025,469	1.37	to	1.34	5,460,464	0.99	1.25	to	1.65	13.65	to	13.20
	12/31/2005		4,844,801	1.21	to	1.18	5,793,046	0.64	1.25	to	1.65	8.65	to	8.22
	12/31/2004		5,393,835	1.11	to	1.09	5,945,001	3.21	1.25	to	1.65	16.34	to	15.88
	12/31/2003	(1)	5,945,961	0.96	to	0.94	5,643,639	0.12	1.25	to	1.65	39.47	to	38.92

Janus Aspen—Worldwide Growth

	12/31/2007	(1)	53,084,461	1.00	to	1.60	49,676,967	0.58	1.25	to	2.30	(0.04)	to	6.89
	12/31/2006		53,055,483	0.94	to	1.50	46,129,552	1.63	1.25	to	2.30	16.48	to	15.29
	12/31/2005		55,473,225	0.81	to	1.30	41,848,549	1.20	1.25	to	2.30	4.27	to	3.20
	12/31/2004		62,229,033	0.77	to	1.26	45,282,079	0.90	1.25	to	2.30	3.23	to	2.17
	12/31/2003		70,827,175	0.75	to	1.23	49,606,222	0.88	1.25	to	2.30	22.15	to	23.35

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS New Discovery

	12/31/2007	(1)	18,806,193	$0.94	to	$1.49	$22,480,559	0.00%	1.25%	to	2.30%	(5.52)%	to	(0.06)%
	12/31/2006		23,349,833	1.20	to	1.49	27,690,404	0.00	1.25	to	2.30	11.54	to	10.40
	12/31/2005		29,429,225	1.07	to	1.35	31,329,126	0.00	1.25	to	2.30	3.74	to	2.68
	12/31/2004		33,968,478	1.03	to	1.31	34,932,990	0.00	1.25	to	2.30	4.89	to	3.82
	12/31/2003		31,199,411	0.99	to	1.27	30,645,381	0.00	1.25	to	2.30	31.79	to	26.66

MFS Total Return

	12/31/2007	(1)	65,867,193	0.98	to	1.35	86,022,424	2.38	1.25	to	2.30	(1.79)	to	1.59
	12/31/2006		74,360,412	1.29	to	1.33	94,872,229	2.12	1.25	to	2.30	10.25	to	9.12
	12/31/2005		83,444,209	1.17	to	1.22	96,651,648	1.83	1.25	to	2.30	1.33	to	0.30
	12/31/2004		80,425,737	1.15	to	1.21	92,172,236	1.48	1.25	to	2.30	9.65	to	8.52
	12/31/2003		74,374,293	1.05	to	1.12	77,939,119	1.61	1.25	to	2.30	14.57	to	11.84

Fidelity—VIP Contrafund®

	12/31/2007	(1)	171,085,042	1.11	to	1.98	273,945,002	0.73	1.25	to	2.30	10.67	to	14.65
	12/31/2006		186,851,007	1.54	to	1.72	258,933,649	0.99	1.25	to	2.30	10.06	to	8.93
	12/31/2005		191,272,353	1.40	to	1.58	242,317,803	0.12	1.25	to	2.30	15.21	to	14.03
	12/31/2004		167,170,257	1.22	to	1.39	183,803,473	0.21	1.25	to	2.30	13.73	to	12.56
	12/31/2003		156,641,347	1.07	to	1.23	151,285,494	0.26	1.25	to	2.30	26.61	to	23.28

Fidelity—VIP Equity-Income

	12/31/2007	(1)	64,595,023	0.95	to	1.63	89,649,119	1.51	1.25	to	2.30	(5.39)	to	(1.02)
	12/31/2006		77,433,512	1.34	to	1.65	107,807,608	3.03	1.25	to	2.30	18.45	to	17.24
	12/31/2005		77,156,270	1.13	to	1.40	90,717,576	1.47	1.25	to	2.30	4.27	to	3.20
	12/31/2004		85,880,565	1.08	to	1.36	96,984,540	1.46	1.25	to	2.30	9.86	to	8.73
	12/31/2003		90,133,298	0.99	to	1.25	92,786,600	1.43	1.25	to	2.30	28.42	to	25.15

Fidelity—VIP Growth

	12/31/2007	(1)	43,691,952	1.09	to	1.66	49,196,249	0.36	1.25	to	2.30	25.09	to	23.80
	12/31/2006		38,679,255	0.87	to	1.34	34,871,994	0.17	1.25	to	2.30	5.26	to	4.18
	12/31/2005		45,726,579	0.83	to	1.29	39,429,887	0.30	1.25	to	2.30	4.20	to	3.14
	12/31/2004		55,002,600	0.80	to	1.25	45,258,781	0.13	1.25	to	2.30	1.85	to	0.80
	12/31/2003		55,326,360	0.78	to	1.24	44,772,912	0.10	1.25	to	2.30	30.91	to	23.85

Fidelity—VIP Growth Opportunities

	12/31/2007	(1)	3,556,225	1.12	to	0.98	4,275,368	0.00	1.25	to	1.65	12.24	to	20.90
	12/31/2006		4,382,176	1.06	to	0.81	4,366,730	0.49	1.25	to	1.65	3.82	to	3.42
	12/31/2005		5,285,568	1.02	to	0.78	5,069,255	0.68	1.25	to	1.65	7.34	to	6.92
	12/31/2004		5,965,677	0.95	to	0.73	5,298,730	0.35	1.25	to	1.65	5.57	to	5.15
	12/31/2003		6,938,018	0.90	to	0.69	5,770,320	0.48	1.25	to	1.65	27.81	to	27.31

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity—VIP Mid Cap

	12/31/2007	(1)	150,490,168	$1.06	to	$2.41	$336,300,424	0.49%	1.25%	to	2.30%	6.41%	to	12.73%
	12/31/2006		178,739,314	1.99	to	2.14	352,519,842	0.18	1.25	to	2.30	11.02	to	9.88
	12/31/2005		208,812,409	1.79	to	1.95	371,650,060	0.00	1.25	to	2.30	16.56	to	15.37
	12/31/2004		207,819,458	1.54	to	1.69	318,357,435	0.00	1.25	to	2.30	23.11	to	21.85
	12/31/2003		204,268,380	1.25	to	1.39	255,012,226	0.23	1.25	to	2.30	36.55	to	38.55

Fidelity—VIP Value Strategies

	12/31/2007	(1)	62,273,935	0.93	to	1.91	97,289,208	0.58	1.25	to	2.30	(7.04)	to	3.06
	12/31/2006		70,643,721	1.52	to	1.86	106,323,014	0.36	1.25	to	2.30	14.58	to	13.41
	12/31/2005		79,580,913	1.32	to	1.64	104,685,364	0.00	1.25	to	2.30	1.17	to	0.13
	12/31/2004		88,963,647	1.31	to	1.64	115,883,898	0.00	1.25	to	2.30	12.43	to	11.27
	12/31/2003		81,796,219	1.16	to	1.47	94,919,308	0.00	1.25	to	2.30	55.42	to	47.04

STI Classic Capital Appreciation

	12/31/2007		82,441	1.47	to	1.41	119,619	0.42	1.30	to	2.30	13.79	to	12.67
	12/31/2006		88,782	1.29	to	1.25	113,596	0.28	1.30	to	2.30	9.41	to	8.34
	12/31/2005		92,087	1.18	to	1.15	108,014	0.14	1.30	to	2.30	(2.17)	to	(3.12)
	12/31/2004		89,262	1.21	to	1.19	107,366	0.34	1.30	to	2.30	20.87	to	18.90
	12/31/2003	(1)	13,549	1.15	to	1.14	15,511	0.00	1.30	to	2.30	14.70	to	13.95

STI Classic Large Cap Relative Value

	12/31/2007		71,011	1.71	to	1.63	119,749	1.17	1.30	to	2.30	(0.51)	to	(1.49)
	12/31/2006		72,344	1.72	to	1.66	122,963	1.27	1.30	to	2.30	14.71	to	13.59
	12/31/2005		63,552	1.50	to	1.46	94,331	0.97	1.30	to	2.30	7.63	to	6.58
	12/31/2004		29,605	1.39	to	1.37	40,867	1.29	1.30	to	2.30	39.30	to	37.03
	12/31/2003	(1)	—	1.23	to	1.23	—	0.47	1.30	to	2.30	23.46	to	22.65

STI Classic Mid-Cap Equity

	12/31/2007		38,087	1.89	to	1.81	71,172	0.23	1.30	to	2.30	3.83	to	2.80
	12/31/2006		39,047	1.82	to	1.76	70,505	0.38	1.30	to	2.30	9.30	to	8.24
	12/31/2005		38,764	1.67	to	1.63	64,212	0.45	1.30	to	2.30	12.86	to	11.76
	12/31/2004		43,200	1.48	to	1.46	63,592	0.83	1.30	to	2.30	47.94	to	45.53
	12/31/2003	(1)	—	1.28	to	1.27	—	0.22	1.30	to	2.30	28.29	to	27.45

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
STI Classic Small Cap Value Equity

	12/31/2007		247,459	$2.16	to	$2.06	$528,335	0.87%	1.30%	to	2.30%	1.23%	to	0.24%
	12/31/2006		305,178	2.13	to	2.05	645,786	0.41	1.30	to	2.30	14.62	to	13.50
	12/31/2005		312,041	1.86	to	1.81	577,418	0.47	1.30	to	2.30	10.47	to	9.39
	12/31/2004		261,142	1.68	to	1.66	438,534	0.31	1.30	to	2.30	68.24	to	65.50
	12/31/2003	(1)	—	1.37	to	1.36	—	0.44	1.30	to	2.30	37.24	to	36.34

STI Classic Large Cap Value Equity

	12/31/2007		90,687	1.76	to	1.68	156,154	1.38	1.30	to	2.30	2.22	to	1.21
	12/31/2006		181,482	1.72	to	1.66	306,743	1.46	1.30	to	2.30	20.90	to	19.72
	12/31/2005		167,239	1.42	to	1.39	234,907	1.63	1.30	to	2.30	2.42	to	1.42
	12/31/2004		168,314	1.39	to	1.37	231,891	1.95	1.30	to	2.30	38.84	to	36.58
	12/31/2003	(1)	—	1.22	to	1.21	—	0.94	1.30	to	2.30	21.99	to	21.20

MTB Large-Cap Growth Fund II

	12/31/2007		17,097	1.21	to	1.16	20,608	0.39	1.30	to	2.30	7.75	to	6.69
	12/31/2006		15,893	1.12	to	1.09	17,790	0.41	1.30	to	2.30	8.93	to	7.88
	12/31/2005		33,421	1.03	to	1.01	34,344	0.42	1.30	to	2.30	2.76	to	1.10
	12/31/2004	(1)	20,997	1.02	to	1.01	21,425	0.74	1.30	to	2.30	2.04	to	1.37

MTB Large-Cap Value Fund II

	12/31/2007		69,506	1.38	to	1.34	96,203	1.02	1.30	to	2.30	0.26	to	(0.73)
	12/31/2006		76,513	1.38	to	1.35	105,641	1.17	1.30	to	2.30	16.10	to	14.97
	12/31/2005		16,393	1.19	to	1.17	19,496	0.87	1.30	to	2.30	18.92	to	17.00
	12/31/2004	(1)	—	1.09	to	1.09	—	0.00	1.30	to	2.30	9.23	to	8.52

MTB Managed Allocation Fund-Moderate Growth II

	12/31/2007		1,313,746	1.24	to	1.20	1,624,021	2.04	1.30	to	2.30	5.51	to	4.47
	12/31/2006		1,399,049	1.17	to	1.15	1,640,423	2.48	1.30	to	2.30	9.01	to	7.94
	12/31/2005		1,548,498	1.08	to	1.06	1,666,970	1.60	1.30	to	2.30	7.76	to	6.15
	12/31/2004	(1)	1,227,484	1.05	to	1.04	1,287,876	1.54	1.30	to	2.30	4.97	to	4.41

MTB Managed Allocation Fund-Aggressive Growth II

	12/31/2007		30,672	1.29	to	1.26	39,649	1.31	1.30	to	2.30	6.32	to	5.27
	12/31/2006		4,984	1.22	to	1.20	6,060	2.42	1.30	to	2.30	13.36	to	12.25
	12/31/2005	(1)	5,000	1.07	to	1.07	5,363	0.65	1.30	to	2.30	7.26	to	6.56

MTB Managed Allocation Fund-Conservative Growth II

	12/31/2007		154,249	1.12	to	1.09	170,864	2.46	1.30	to	2.30	3.80	to	2.78
	12/31/2006		101,631	1.08	to	1.06	109,845	3.15	1.30	to	2.30	5.59	to	4.56
	12/31/2005	(1)	5,000	1.02	to	1.02	5,118	1.86	1.30	to	2.30	2.36	to	1.70

Huntington VA Dividend Capture

	12/31/2007	(1)	18,278	0.95	to	0.94	17,317	0.00	1.30	to	2.30	(5.23)	to	(5.51)

Huntington VA Growth

	12/31/2007	(1)	7,929	1.09	to	1.08	8,596	0.00	1.30	to	2.30	8.60	to	8.28

Huntington VA Equity Income

	12/31/2007	(1)	11,874	0.98	to	0.98	11,616	0.00	1.30	to	2.30	(2.17)	to	(2.47)

Huntington VA International Equity

	12/31/2007	(1)	21,371	1.08	to	1.07	23,012	0.00	1.30	to	2.30	7.81	to	7.48

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Huntington VA Macro 100

	12/31/2007	(1)	0	$0.95	to	$0.95	$—	0.00%	1.30%	to	2.30%	(4.65)%	to	(4.94)%

Huntington VA Mid Corp America

	12/31/2007	(1)	17,316	1.02	to	1.02	17,673	0.00	1.30	to	2.30	2.07	to	1.76

Huntington VA Mortgage Securities

	12/31/2007	(1)	94,524	1.01	to	1.01	95,464	0.00	1.30	to	2.30	1.03	to	0.73

Huntington VA New Economy

	12/31/2007	(1)	20,091	1.07	to	1.06	21,397	0.00	1.30	to	2.30	6.50	to	6.18

Huntington VA Real Strategies

	12/31/2007	(1)	8,485	1.15	to	1.15	9,793	0.00	1.30	to	2.30	15.47	to	15.12

Huntington VA Rotating Markets

	12/31/2007	(1)	17,218	1.04	to	1.04	17,973	0.00	1.30	to	2.30	4.39	to	4.08

Huntington VA Situs Small Cap

	12/31/2007	(1)	47,445	1.01	to	1.00	47,768	0.88	1.30	to	2.30	0.72	to	0.41

BlackRock Basic Value V.I.

	12/31/2007		31,124,324	1.41	to	1.67	54,959,003	1.35	1.25	to	2.30	0.56	to	(0.48)
	12/31/2006		39,810,741	1.40	to	1.68	70,276,190	1.53	1.25	to	2.30	20.36	to	19.13
	12/31/2005		49,192,956	1.16	to	1.41	71,753,858	1.31	1.25	to	2.30	1.67	to	0.63
	12/31/2004		56,008,244	1.14	to	1.40	80,870,750	1.10	1.25	to	2.30	9.70	to	8.57
	12/31/2003		59,615,627	1.04	to	1.29	78,997,559	1.21	1.25	to	2.30	31.59	to	29.30

BlackRock High Income V.I.

	12/31/2007		7,327,648	1.46	to	1.30	10,522,866	7.81	1.25	to	2.30	1.15	to	0.10
	12/31/2006		9,530,758	1.44	to	1.30	13,554,917	7.45	1.25	to	2.30	8.11	to	7.00
	12/31/2005		11,068,087	1.33	to	1.22	14,569,494	8.81	1.25	to	2.30	0.29	to	(0.73)
	12/31/2004		13,293,045	1.33	to	1.23	17,454,592	7.75	1.25	to	2.30	10.44	to	9.30
	12/31/2003		14,895,134	1.20	to	1.12	17,743,421	8.66	1.25	to	2.30	26.53	to	12.20

BlackRock Global Allocation V.I.

	12/31/2007		13,390,022	2.14	to	2.31	21,415,424	3.01	1.25	to	2.30	15.56	to	14.37
	12/31/2006		12,154,479	1.86	to	2.02	16,596,816	2.96	1.25	to	2.30	15.10	to	13.92
	12/31/2005		10,624,951	1.61	to	1.78	12,746,876	2.85	1.25	to	2.30	9.16	to	8.04
	12/31/2004		7,227,265	1.48	to	1.64	7,607,903	4.05	1.25	to	2.30	12.96	to	11.80
	12/31/2003		3,933,458	1.31	to	1.47	3,484,590	5.31	1.25	to	2.30	50.28	to	46.96

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .85% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.30%	May 1, 2003
1.25%	May 1, 2007

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2004 Total Return Range
Asset Allocation-Growth	10.65% to 12.49%
Asset Allocation-Conservative	7.14% to 8.09%
Asset Allocation-Moderate	8.31% to 9.74%
Asset Allocation-Moderate Growth	10.27% to 11.86%
American Century Large Company Value	11.06% to 12.23%
American Century International	10.08% to 12.65%
Capital Guardian Global	8.10% to 9.24%
Capital Guardian U.S. Equity	7.18% to 8.14%
Capital Guardian Value	13.25% to 14.98%
Transamerica Small/Mid Cap Value	12.73% to 14.62%
Templeton Great Companies Global	7.29% to 8.30%
Janus Growth (A/T)	11.52% to 13.82%
J.P. Morgan Enhanced Index	8.37% to 9.37%
Mercury Large Cap Value	15.11% to 16.59%
Salomon All Cap	6.03% to 7.52%
Transamerica Convertible Securities	9.67% to 11.50%
Transamerica Equity	11.29% to 14.09%
Transamerica Growth Opportunities	6.73% to 14.90%
T. Rowe Price Equity Income	11.24% to 13.11%
T. Rowe Price Growth Stock	7.25% to 8.23%
T. Rowe Price Small Cap	5.49% to 8.73%
Van Kampen Active International Allocation	12.94% to 14.32%
Van Kampen Large Cap Core	10.15% to 11.08%

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	2004 Total Return Range
AIM V.I. Basic Value	6.32% to 9.20%
AllianceBernstein Growth & Income	7.57% to 9.57%
Janus Aspen-Mid Cap Growth	14.85% to 18.69%
Janus Aspen-Mid Cap Value	11.95% to 16.05%
Janus Aspen-Worldwide Growth	2.32% to 2.98%
MFS New Discovery	3.97% to 4.64%
MFS Total Return	8.54% to 9.38%
Fidelity-VIP Contrafund®	10.26% to 13.45%
Fidelity-VIP Equity-Income	8.70% to 9.58%
Fidelity-VIP Mid Cap	20.11% to 22.81%
Fidelity-VIP Value Strategies	11.29% to 12.15%

Subaccount	2003 Total Return Range
Janus Aspen-Worldwide Growth	21.20% to 23.71%
Fidelity-VIP Mid Cap	35.48% to 38.96%

Transamerica Life Insurance Company Separate

Account VA B

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract, which will commence on the first policy anniversary of each contract owner’s account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, Transamerica Life deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner’s account.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 11.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 6.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account and AFSG Securities Corporation. Note 13.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI) Note 44.

(4)	(a)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 7.

	(b)		Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

	(c)		Form of Policy Endorsement (Death Benefits). Note 10.

	(d)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 12.

	(e)		Form of Policy Endorsement (Nursing Care). Note 12.

	(f)		Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

	(g)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

	(h)		Form of Policy Rider (GMIB). Note 15.

	(i)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(j)		Form of Policy Rider (Managed Annuity Program). Note 26.

	(k)		Form of Policy Rider (MAP II). Note 31.

	(l)		Form of Policy Rider (GPS). Note 37.

	(m)		Form of Policy Rider (5 For life). Note 37.

	(n)		Form of Policy Rider (ADD+). Note 37.

	(o)		Form of Policy Rider (New GMWB). Note 39.

	(p)		Form of Policy Rider (5 for Life - Growth - without Death Benefit). Note 40.

	(q)		Form of Policy Rider (5 for Life - Growth - with Death Benefit). Note 40.

	(r)		Form of Rider (Income Select for Life). Note 41.

	(s)		Form of Rider (Double Enhanced). Note 43.

	(t)		Form of Rider (Retirement Income Choice). Note 43.

(5)	(a)		Form of Application for the Endeavor Platinum Variable Annuity. Note 12.

	(b)		Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

	(c)		Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

	(d)		Form of Application for the Transamerica Freedom Variable Annuity (formerly Endeavor Platinum Variable Annuity) Note 24.

	(e)		Form of Application for Transamerica Freedom. Note 32.

	(f)		Form of Application. Note 33

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 2.

	(b)		ByLaws of PFL Life Insurance Company. Note 2.

(7)			Reinsurance Agreement Note 36.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.

			Note 3.

	(b)		Participation Agreement by and between PFL Life Insurance Company and the WRL Growth Portfolio of WRL Series Fund, Inc. Note 4.

(8)	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

(8)	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 34.

(8)	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 36.

(8)	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 45.

	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

	(d)		Amendment and Assignment of Administrative Services Agreement. Note 4.

	(e)		Second Amendment to Administrative Services Agreement. Note 5.

	(f)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

(8)	(f)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17.

(8)	(f)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavour Series Trust. Note 22.

	(f)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 30.

	(g)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

(8)	(g)	(1)	Termination of Participation Agreement (Transamerica). Note 26.

(8)	(g)	(2)	Participation Agreement (Transamerica). Note 26.

(8)	(g)	(3)	Addendum to Participation Agreement

			(Transamerica). Note 26.

	(h)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

	(h)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(h)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24.

	(h)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(h)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

	(i)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

	(i)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

	(i)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25.

(8)	(j)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21.

(8)	(j)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22.

(8)	(k)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(k)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26.

(8)	(l)		Participation Agreement by and among AIM Variable

Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(l)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 30.

(8)	(m)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(m)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(m)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 30.

(8)	(n)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 39

(8)	(o)		Form of Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 42.

(9)	(a)		Opinion and Consent of Counsel. Note 45.

(9)	(b)		Consent of Counsel. Note 45.

(10)	(a)		Consent of Independent Registered Public Accounting Firm. Note 45.

	(b)		Opinion and Consent of Actuary. Note 39.

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Performance Data Calculations. Note 39.

(14)

Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 7 (Craig D. Vermie) Note 11 (Brenda K. Clancy) Note 12 (Larry N. Norman) Note 15. (Bart Herbert, Jr.) Note 24. (Christopher H. Garrett, Arthur C. Schneider) Note 32. (Ronald L. Ziegler) Note 35. (James A. Beardsworth) Note 38. (Brenda K. Clancy, Larry N. Norman, Arthur C. Schneider, Craig D. Vermie, Ronald L. Ziegler, James A. Beardsworth, and Eric J. Martin). Note 42. (Darryl D. Button). Note 43.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.
Note 2.	Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.
Note 3.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.
Note 4.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.
Note 5.	Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on May 1, 1992.
Note 6.	Filed with Post-Effective Amendment No. 5 to Form

N-4 Registration Statement (File No. 33-33085) on April 30, 1993.
Note 7.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.
Note 8.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.
Note 9.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.
Note 10.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.
Note 11.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.
Note 12.	Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.
Note 13.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.
Note 14.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1998.
Note 15.	Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.
Note 16.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.
Note 17.	Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.
Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 20.	Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 22.	Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-56908) on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 24.	Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 30.	Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-56908) on April 30, 2002.
Note 31.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 32.	Filed with Post-Effective Amendment No. 17 to this form N-4 Registration Statement (File No. 33-56908) on December 30, 2002.
Note 33.	Filed with Post-Effective No. 20 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2003.
Note 34.	Filed with Post-Effective No. 22 to Form N-4 Registration Statement (File No. 33-56908) on April 30, 2004.
Note 35.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 37.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-56908) on April 28, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 39.	Filed with Post-Effective Amendment No. 27 to this Form N-4 Registration Statement (File No. 33-56908) on April 26, 2006.
Note 40.	Incorporated herein by Reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 41.	Incorporated herein by Reference to Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-131987) on July 19, 2006.
Note 42.	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 2007.
Note 43.	Incorporated herein by Reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) on September 21, 2007.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 45.	Filed herewith.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chairman of the Board and President

Ronald L. Ziegler 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director and Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Executive Vice President, and Chief Operating Officer

Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Senior Vice President and Chief Financial Officer

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.    Number of Policyowners

As of February 29, 2008, there were 8,769 Owners of the Policies.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$ 3,492,635	0	0	0
Transamerica Capital, Inc.	$ 7,126,283	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica, at 4 Manhattanville Road, Purchase, New York 10577, or its Service Office, Financial Markets Group—Variable Annuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and charges deduted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2008.

SEPARATE ACCOUNT VA B

TRANSAMERICA LIFE INSURANCE COMPANY Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Ronald L. Ziegler	Director and Vice President	__________, 2008

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	__________, 2008

* Larry N. Norman	Director,President, and Chairman of the Board	__________, 2008

* Arthur C. Schneider	Director,Chief Tax Officer, and Senior Vice President	__________, 2008

* Eric J. Martin	Vice President and Corporate Controller	__________, 2008

* Brenda K. Clancy	ExecutiveVice President, Chief Operating Officer, and Director	__________, 2008

* Darryl D. Button	SeniorVice President and Chief Financial Officer	__________, 2008

/s/ Darin D. Smith *By: Darin D. Smith	Vice President, Assistant Secretary, and General Counsel	April 25, 2008

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No.

33-56908

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(b)(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.